UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21977

Invesco Exchange-Traded Fund Trust II

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: June 30

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Annual Report to Shareholders

June 30, 2019

OMOM	Invesco Russell 1000® Momentum Factor ETF

OVLU	Invesco Russell 1000® Value Factor ETF

OVOL	Invesco Russell 1000® Low Volatility Factor ETF

OSIZ	Invesco Russell 1000® Size Factor ETF

OQAL	Invesco Russell 1000® Quality Factor ETF

OYLD	Invesco Russell 1000® Yield Factor ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

The Market Environment

Domestic Equity

Though the S&P 500 Index posted a modest gain of 4.30% for the second quarter, the US stock market experienced increased volatility. After four consecutive months of rising prices, stocks sold off in May, with the S&P 500 Index falling 6.58%. Bond yields and oil prices also fell as investors weighed the impact of the ongoing US/China trade war and the potential for new tariffs on Mexican imports. Additionally, data showed slowing in the US and global economies. Equity markets recovered in June as the S&P 500 Index returned 7.05%, its best June performance since 1955. The Federal Reserve left interest rates unchanged at its June Federal Open Market Committee meeting, but signaled a less restrictive stance, leading some investors to anticipate a future rate cut. US large and mid-cap stocks outperformed small-cap stocks and growth outperformed value for the quarter.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. These Funds were included in that acquisition and as of that date, became part of the Invesco family of funds.

3

OMOM	Manager’s Analysis
Invesco Russell 1000® Momentum Factor ETF (OMOM)

As an index fund, the Invesco Russell 1000® Momentum Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Momentum Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. A company’s momentum factor score is based on historical total return over the 11 months ending on the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 7.85%. On a net asset value (“NAV”) basis, the Fund returned 8.09%. During the same time period, the Index returned 8.29%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a factor weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the consumer staples sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the financial sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly from the Fund’s return, followed by the healthcare and consumer discretionary sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the communication services and materials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Microsoft Corp., an information technology company (portfolio average weight of 5.10%) and Visa Inc. Class A, an information technology company (portfolio average weight of 1.51%). Positions that detracted most significantly from the Fund’s return during this period included Facebook, Inc. Class A, a communications services company (portfolio average weight of 1.02%) and NIVIDIA Corporation, an information technology company (portfolio average weight of 0.54%).

4

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Software & Services	17.1
Pharmaceuticals, Biotechnology & Life Sciences	8.3
Media & Entertainment	7.1
Retailing	6.1
Capital Goods	5.8
Health Care Equipment & Services	5.7
Technology Hardware & Equipment	5.2
Real Estate	4.6
Utilities	4.5
Diversified Financials	4.2
Food, Beverage & Tobacco	4.0
Banks	3.6
Insurance	3.0
Energy	2.9
Semiconductors & Semiconductor Equipment	2.7
Consumer Services	2.6
Household & Personal Products	2.6
Materials	2.2
Telecommunication Services	2.2
Transportation	1.8
Food & Staples Retailing	1.7
Commercial & Professional Services	1.0
Consumer Durables & Apparel	1.0
Money Market Fund	0.4
Automobiles & Components	0.2
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Microsoft Corp.	5.77
Amazon.com, Inc.	3.06
Apple, Inc.	2.88
Procter & Gamble Co. (The)	1.70
Johnson & Johnson	1.69
Visa, Inc., Class A	1.56
Berkshire Hathaway, Inc., Class B	1.51
Cisco Systems, Inc.	1.39
Walt Disney Co. (The)	1.33
Mastercard, Inc., Class A	1.31

*	Excluding money market fund holdings.

5

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Momentum Factor Index	8.29%	9.98%	16.93%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	8.09	9.75	16.54
Market Price Return	7.85	9.68	16.41

Oppenheimer Russell 1000® Momentum Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

6

OVLU	Manager’s Analysis
Invesco Russell 1000® Value Factor ETF (OVLU)

As an index fund, the Invesco Russell 1000® Value Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Value Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater value characteristics relative to the other constituents in the Parent Index. A company’s value factor score is based on an equally-weighted composite of cash flow yield, earnings yield, and sales to price ratio, calculated based on the company’s total market capitalization and information reported in the company’s most recent annual financial statement as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 6.27%. On a net asset value (“NAV”) basis, the Fund returned 6.15%. During the same time period, the Index returned 6.35%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a factor weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples sector and most underweight in the information technology sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the information technology sector.

For the fiscal year ended June 30, 2019, the communications services sector contributed most significantly from the Fund’s return, followed by the consumer staples and financials sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the materials and information technology sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Proctor & Gamble Company., a consumer staples company (portfolio average weight of 1.99%) and Comcast Corporation Class A, a communications services company (portfolio average weight of 1.96%). Positions that detracted most significantly from the Fund’s return during this period included Micron Technology, Inc., an information technology company (portfolio average weight of 0.76%) and Wells Fargo & Company, a financials company (portfolio average weight of 1.74%).

7

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	11.0
Banks	10.2
Technology Hardware & Equipment	8.1
Capital Goods	6.9
Diversified Financials	6.2
Health Care Equipment & Services	6.1
Insurance	5.0
Telecommunication Services	5.0
Materials	4.2
Utilities	4.2
Semiconductors & Semiconductor Equipment	3.8
Food & Staples Retailing	3.5
Retailing	3.5
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Media & Entertainment	3.2
Software & Services	3.0
Transportation	3.0
Food, Beverage & Tobacco	2.2
Consumer Services	2.1
Automobiles & Components	1.7
Real Estate	1.7
Consumer Durables & Apparel	1.5
Commercial & Professional Services	0.5
Money Market Fund	0.3
Household & Personal Products	0.2
Liabilities in Excess of Other Assets	(0.4)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Apple, Inc.	6.07
Exxon Mobil Corp.	2.91
AT&T, Inc.	2.58
Bank of America Corp.	2.41
Chevron Corp.	2.10
Verizon Communications, Inc.	2.06
Intel Corp.	1.99
Wells Fargo & Co.	1.97
Citigroup, Inc.	1.91
UnitedHealth Group, Inc.	1.64

*	Excluding money market fund holdings.

8

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Value Factor Index	6.35%	6.99%	11.75%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	6.15	6.77	11.37
Market Price Return	6.27	6.77	11.37

Oppenheimer Russell 1000® Value Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

9

OVOL	Manager’s Analysis
Invesco Russell 1000® Low Volatility Factor ETF (OVOL)

As an index fund, the Invesco Russell 1000® Low Volatility Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Volatility Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits lower volatility characteristics relative to the other constituents in the Parent Index. A company’s volatility factor score is based on the standard deviation of weekly total returns to a company’s stock price over the trailing five years ending on the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 15.05%. On a net asset value (“NAV”) basis, the Fund returned 14.98%. During the same time period, the Index returned 15.25%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred as well as trading costs associated with portfolio rebalances during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1000 securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon the factor scores and their weights in the Parent index as computed by the Index Provider, whereas the

Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the financials sector and most underweight in the consumer discretionary sector during the fiscal year ended June 30, 2019. The majority of the Fund’s overperformed relative to the Benchmark Index during that period can be attributed to overweight exposure to and security selection in the health care sector and underweight exposure to and security selection in the energy sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly from the Fund’s return, followed by the health care and consumer staples sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the materials and real estate sectors.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Microsoft Corporation, an information technology company (portfolio average weight of 4.33%) and Procter & Gamble Company, a consumer staples company (portfolio average weight of 1.60%). Positions that detracted most significantly from the Fund’s return during this period included Schlumberger NV, an energy company (no longer held at year-end)) and Wells Fargo & Company, a financials company (portfolio average weight of 1.26%).

10

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Software & Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	8.2
Capital Goods	6.8
Health Care Equipment & Services	6.4
Diversified Financials	6.2
Technology Hardware & Equipment	6.2
Banks	6.1
Media & Entertainment	5.7
Food, Beverage & Tobacco	5.3
Utilities	5.0
Real Estate	4.4
Insurance	3.9
Energy	3.3
Household & Personal Products	2.9
Telecommunication Services	2.9
Retailing	2.8
Consumer Services	2.2
Food & Staples Retailing	2.0
Materials	2.0
Semiconductors & Semiconductor Equipment	1.6
Transportation	1.6
Commercial & Professional Services	0.8
Consumer Durables & Apparel	0.5
Money Market Fund	0.1
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Microsoft Corp.	5.24
Apple, Inc.	4.64
Berkshire Hathaway, Inc., Class B	2.68
Johnson & Johnson	2.37
JPMorgan Chase & Co.	1.98
Exxon Mobil Corp.	1.94
Procter & Gamble Co. (The)	1.77
Visa, Inc., Class A	1.73
Alphabet, Inc., Class C	1.60
Alphabet, Inc., Class A	1.56

*	Excluding money market fund holdings.

11

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Volatility Factor Index	15.25%	11.55%	19.69%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	14.98	11.30	19.24
Market Price Return	15.05	11.39	19.41

Oppenheimer Russell 1000® Low Volatility Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

12

OSIZ	Manager’s Analysis
Invesco Russell 1000® Size Factor ETF (OSIZ)

As an index fund, the Invesco Russell 1000® Size Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Size Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits characteristics of smaller-capitalization companies relative to the other constituents in the Parent Index. A company’s size factor score is based on total market capitalization as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 6.31%. On a net asset value (“NAV”) basis, the Fund returned 6.42%. During the same time period, the Index returned 6.58%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred partial offset by securities lending revenue during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a factor weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the real estate sector and most underweight in the communication services sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the consumer discretionary sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly from the Fund’s return, followed by the healthcare and industrials sectors, respectively. The energy detracted most significantly from the Fund’s return, followed by the consumer discretionary and materials sectors, respectively

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Veeva Systems Inc. Class A, a healthcare company (portfolio average weight of 0.34%) and Advanced Micro Devices, Inc. an information technology company (portfolio average weight of 0.43%). Positions that detracted most significantly from the Fund’s return during this period included Apache Corporation, an energy company (portfolio average weight of 0.21%) and Antero Resources Corporation, an energy company (portfolio average weight of 0.08%).

13

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Software & Services	10.2
Capital Goods	9.9
Real Estate	9.6
Materials	6.6
Health Care Equipment & Services	5.4
Diversified Financials	5.0
Pharmaceuticals, Biotechnology & Life Sciences	5.0
Banks	4.9
Insurance	4.6
Technology Hardware & Equipment	4.5
Media & Entertainment	4.4
Consumer Services	4.2
Retailing	4.0
Consumer Durables & Apparel	3.7
Energy	3.6
Utilities	3.3
Transportation	2.7
Semiconductors & Semiconductor Equipment	2.6
Food, Beverage & Tobacco	1.9
Commercial & Professional Services	1.5
Automobiles & Components	1.0
Money Market Fund	1.0
Telecommunication Services	0.6
Food & Staples Retailing	0.4
Household & Personal Products	0.4
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Tableau Software, Inc., Class A	0.28
Western Digital Corp.	0.26
Keysight Technologies, Inc.	0.26
Freeport-McMoRan, Inc.	0.26
PG&E Corp.	0.26
DexCom, Inc.	0.26
Nucor Corp.	0.25
DXC Technology Co.	0.25
Maxim Integrated Products, Inc.	0.25
Equifax, Inc.	0.25

*	Excluding money market fund holdings.

14

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Size Factor Index	6.58%	9.46%	16.02%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	6.42	9.25	15.65
Market Price Return	6.31	9.20	15.57

Oppenheimer Russell 1000® Size Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

15

OQAL	Manager’s Analysis
Invesco Russell 1000® Quality Factor ETF (OQAL)

As an index fund, the Invesco Russell 1000® Quality Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000® Quality Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater quality characteristics relative to the other constituents in the Parent Index. A company’s quality factor score is based on an equally-weighted composite of return on assets, change in asset turnover, accruals, and leverage, calculated based on information reported in the company’s most recent annual financial statement as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 8.07%. On a net asset value (“NAV”) basis, the Fund returned 8.76%. During the same time period, the Index returned 8.97%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred as well as trading costs associated with portfolio rebalances during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1000 securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon quality scores and their weights in the Parent Index as computed by the Index Provider, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the information technology sector and most underweight in the financials sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to an overweight to and security selection in communication services and security selection in the information technology sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly from the Fund’s return, followed by the health care and consumer discretionary sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the materials and communication services sectors.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Visa Inc. Class A, an information technology company (portfolio average weight of 3.05%) and Mastercard, Inc., Class A, an information technology company (portfolio average weight of 2.48%). Positions that detracted most significantly from the Fund’s return during this period included NVIDIA Corporation, an information technology company (portfolio average weight of 0.99%) and Schlumberger NV, an energy company (no longer held at year-end).

16

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Software & Services	17.1
Retailing	9.9
Media & Entertainment	9.8
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Technology Hardware & Equipment	8.5
Capital Goods	6.7
Energy	6.1
Semiconductors & Semiconductor Equipment	4.9
Health Care Equipment & Services	4.7
Consumer Services	2.7
Household & Personal Products	2.6
Transportation	2.5
Food, Beverage & Tobacco	2.4
Materials	2.1
Diversified Financials	2.0
Real Estate	2.0
Consumer Durables & Apparel	1.7
Food & Staples Retailing	1.6
Telecommunication Services	0.9
Commercial & Professional Services	0.8
Insurance	0.8
Automobiles & Components	0.4
Money Market Fund	0.2
Utilities	0.2
Banks	0.1
Liabilities in Excess of Other Assets	(0.1)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Apple, Inc.	6.17
Microsoft Corp.	4.98
Amazon.com, Inc.	4.37
Facebook, Inc., Class A	3.32
Visa, Inc., Class A	2.91
Johnson & Johnson	2.39
Mastercard, Inc., Class A	2.36
Exxon Mobil Corp.	2.23
Alphabet, Inc., Class C	2.12
Alphabet, Inc., Class A	2.11

*	Excluding money market fund holdings.

17

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Quality Factor Index	8.97%	10.86%	18.48%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	8.76	10.63	18.07
Market Price Return	8.07	10.28	17.46

Oppenheimer Russell 1000® Quality Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

18

OYLD	Manager’s Analysis
Invesco Russell 1000® Yield Factor ETF (OYLD)

As an index fund, the Invesco Russell 1000® Yield Factor ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Russell 1000 Yield Factor Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, Frank Russell Company (“Frank Russell” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of the equity securities from the Russell 1000 Index (the “Parent Index” or “Benchmark Index”), which is comprised of the 1,000 largest-capitalization companies in the United States. To construct the Index, each constituent in the Parent Index is assigned a factor score based on the extent to which the constituent exhibits greater yield characteristics relative to the other constituents in the Parent Index. A company’s yield factor score is based on the 12-month trailing dividend yield as of the last business day of the prior month. An initial weight for each security is determined from the product of the security’s factor score and its weight in the Parent Index. These weights are adjusted to ensure that each constituent and the Index as a whole satisfy certain constraints with respect to factor exposure, diversification, liquidity, industry exposure, maximum security and minimum security weights, as compared to the Parent Index. Securities in the Parent Index are excluded from the Index if their relevant factor characteristics fall below an algorithmically-determined threshold, or if their adjusted weights fall below a certain de minimis amount. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 9.79%. On a net asset value (“NAV”) basis, the Fund returned 10.10%. During the same time period, the Index returned 10.32%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred as well as trading costs associated with portfolio rebalances during the period.

During this same time period, (the Benchmark Index) returned 10.02%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,000 securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that selects stocks based upon yield and their weights in the Parent index as computed by the Index Provider, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples sector and most underweight in the information technology sector during the fiscal year ended June 30, 2019. The majority of the Fund’s outperformance (on a NAV bases) relative to the Benchmark Index during that period can be attributed to the Fund’s underweight exposure to and security selection in the communication services and consumer staples sectors.

For the fiscal year ended June 30, 2019, the consumer staples sector contributed most significantly from the Fund’s return, followed by the health care and information technology sectors, respectively. The energy sector detracted most significantly from the Fund’s return.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Procter & Gamble Company, a consumer staples company (portfolio average weight of 2.51%) and Cisco Systems, Inc., an information technology company (portfolio average weight of 2.89%). Positions that detracted most significantly from the Fund’s return during this period included Schlumberger NV, an energy company (portfolio average weight of 0.65%) and General Electric Company, an industrials company (portfolio average weight of 1.05%).

19

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Pharmaceuticals, Biotechnology & Life Sciences	11.4
Banks	11.0
Energy	10.1
Capital Goods	7.7
Food, Beverage & Tobacco	7.2
Real Estate	7.2
Utilities	7.1
Semiconductors & Semiconductor Equipment	6.6
Telecommunication Services	5.6
Technology Hardware & Equipment	3.8
Household & Personal Products	3.3
Diversified Financials	3.2
Retailing	2.7
Insurance	2.0
Software & Services	2.0
Consumer Services	1.9
Health Care Equipment & Services	1.8
Materials	1.7
Automobiles & Components	1.1
Transportation	1.1
Consumer Durables & Apparel	0.8
Food & Staples Retailing	0.4
Media & Entertainment	0.3
Commercial & Professional Services	0.1
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Exxon Mobil Corp.	3.54
Johnson & Johnson	3.09
JPMorgan Chase & Co.	3.05
AT&T, Inc.	2.93
Verizon Communications, Inc.	2.54
Cisco Systems, Inc.	2.46
Chevron Corp.	2.45
Intel Corp.	2.31
Procter & Gamble Co. (The)	2.29
Pfizer, Inc.	2.27

*	Excluding money market fund holdings.

20

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

Growth of a $10,000 Investment Since Inception

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Russell 1000® Yield Factor Index	10.32%	7.92%	13.35%
Russell 1000® Index	10.02	10.06	17.08
Fund
NAV Return	10.10	7.69	12.96
Market Price Return	9.79	7.68	12.94

Oppenheimer Russell 1000® Yield Factor ETF (the “Predecessor Fund”) Inception: November 8, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.19% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

21

Schedule of Investments

Invesco Russell 1000® Momentum Factor ETF (OMOM)

June 30, 2019

Shares		Value
	Common Stocks—100.1%
	Automobiles & Components—0.2%
492	Ford Motor Co.	$5,033
121	General Motors Co.	4,662

	Total Automobiles & Components	9,695

	Banks—3.6%
1,387	Bank of America Corp.	40,223
105	BB&T Corp.	5,159
403	Citigroup, Inc.	28,222
43	Citizens Financial Group, Inc.	1,520
90	Fifth Third Bancorp	2,511
29	First Republic Bank	2,832
112	Huntington Bancshares, Inc.	1,548
657	JPMorgan Chase & Co.	73,453
86	KeyCorp	1,526
19	M&T Bank Corp.	3,231
107	MGIC Investment Corp.[1]	1,406
59	PNC Financial Services Group, Inc. (The)	8,100
27	Popular, Inc.	1,464
55	SunTrust Banks, Inc.	3,457
274	U.S. Bancorp	14,358
376	Wells Fargo & Co.	17,792

	Total Banks	206,802

	Capital Goods—5.8%
47	3M Co.	8,147
9	Acuity Brands, Inc.	1,241
28	Allegion PLC	3,095
59	AMETEK, Inc.	5,360
124	Arconic, Inc.	3,202
17	Armstrong World Industries, Inc.	1,652
94	Boeing Co. (The)	34,217
18	Carlisle Cos., Inc.	2,527
46	Caterpillar, Inc.	6,269
39	Cummins, Inc.	6,682
40	Deere & Co.	6,628
25	Donaldson Co., Inc.	1,272
44	Dover Corp.	4,409
79	Eaton Corp. PLC	6,579
77	Emerson Electric Co.	5,137
175	Fastenal Co.	5,703
39	Flowserve Corp.	2,055
49	Fortive Corp.	3,995
25	General Dynamics Corp.	4,546
549	General Electric Co.	5,765
33	Graco, Inc.	1,656
45	Harris Corp.[1]	8,511
14	HEICO Corp.[2]	1,873
27	HEICO Corp., Class A	2,791
206	Honeywell International, Inc.	35,966
12	Hubbell, Inc.	1,565
6	Huntington Ingalls Industries, Inc.	1,348
16	IDEX Corp.	2,754
63	Illinois Tool Works, Inc.	9,501
80	Ingersoll-Rand PLC	10,134
21	ITT, Inc.	1,375
37	Jacobs Engineering Group, Inc.	3,122
229	Johnson Controls International PLC	9,460
16	L3 Technologies, Inc.	3,923
12	Lennox International, Inc.	3,300

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
59	Lockheed Martin Corp.	$21,449
49	Masco Corp.	1,923
18	Middleby Corp. (The)[1]	2,443
11	Nordson Corp.	1,554
24	Northrop Grumman Corp.	7,755
86	PACCAR, Inc.	6,163
20	Parker-Hannifin Corp.	3,400
31	Raytheon Co.	5,390
15	Rockwell Automation, Inc.	2,457
32	Roper Technologies, Inc.	11,720
10	Snap-on, Inc.	1,656
14	Spirit AeroSystems Holdings, Inc., Class A	1,139
23	Stanley Black & Decker, Inc.	3,326
10	Teledyne Technologies, Inc.[1]	2,739
28	Toro Co. (The)	1,873
17	TransDigm Group, Inc.[1]	8,225
176	United Technologies Corp.	22,915
11	WABCO Holdings, Inc.[1]	1,459
19	Woodward, Inc.	2,150
37	Xylem, Inc.	3,095

	Total Capital Goods	328,591

	Commercial & Professional Services—1.0%
24	Cintas Corp.	5,695
48	Copart, Inc.[1]	3,587
11	CoStar Group, Inc.[1]	6,095
19	Equifax, Inc.	2,570
25	IAA, Inc.[1]	969
98	IHS Markit Ltd.[1]	6,245
25	KAR Auction Services, Inc.	625
64	Republic Services, Inc.	5,545
22	TransUnion	1,617
51	Verisk Analytics, Inc.	7,469
138	Waste Management, Inc.	15,921

	Total Commercial & Professional Services	56,338

	Consumer Durables & Apparel—1.0%
69	D.R. Horton, Inc.	2,976
47	Garmin Ltd.	3,751
26	Hasbro, Inc.	2,748
49	Lennar Corp., Class A	2,375
40	Lululemon Athletica, Inc.[1]	7,208
300	NIKE, Inc., Class B	25,185
1	NVR, Inc.[1]	3,370
56	PulteGroup, Inc.	1,771
31	Roku, Inc.[1]	2,808
70	VF Corp.	6,114

	Total Consumer Durables & Apparel	58,306

	Consumer Services—2.6%
18	Bright Horizons Family Solutions, Inc.[1]	2,716
34	Carnival Corp.	1,583
9	Chipotle Mexican Grill, Inc.[1]	6,596
40	Darden Restaurants, Inc.	4,869
7	Domino’s Pizza, Inc.	1,948
20	Dunkin’ Brands Group, Inc.	1,593
56	H&R Block, Inc.	1,641
69	Hilton Worldwide Holdings, Inc.	6,744
21	Las Vegas Sands Corp.	1,241
39	Marriott International, Inc., Class A	5,471

The accompanying notes are an integral part of these financial statements.

22

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
224	McDonald’s Corp.	$46,516
44	MGM Resorts International	1,257
41	Norwegian Cruise Line Holdings Ltd.[1]	2,199
32	Planet Fitness, Inc., Class A1	2,318
40	Royal Caribbean Cruises Ltd.	4,848
51	Service Corp. International	2,386
47	ServiceMaster Global Holdings, Inc.[1]	2,448
427	Starbucks Corp.	35,796
67	Yum China Holdings, Inc.	3,095
93	Yum! Brands, Inc.	10,292

	Total Consumer Services	145,557

	Diversified Financials—4.2%
99	AGNC Investment Corp.	1,665
100	Ally Financial, Inc.	3,099
202	American Express Co.	24,935
23	Ameriprise Financial, Inc.	3,339
250	Annaly Capital Management, Inc.	2,283
56	AXA Equitable Holdings, Inc.	1,170
67	Bank of New York Mellon Corp. (The)	2,958
403	Berkshire Hathaway, Inc., Class B1	85,908
11	BlackRock, Inc.	5,162
65	Capital One Financial Corp.	5,898
21	Cboe Global Markets, Inc.	2,176
71	Charles Schwab Corp. (The)	2,853
83	CME Group, Inc.	16,111
3	Credit Acceptance Corp.[1]	1,452
65	Discover Financial Services	5,043
12	FactSet Research Systems, Inc.	3,439
49	Franklin Resources, Inc.	1,705
31	Goldman Sachs Group, Inc. (The)	6,343
129	Intercontinental Exchange, Inc.	11,086
23	LPL Financial Holdings, Inc.	1,876
13	MarketAxess Holdings, Inc.	4,178
34	Moody’s Corp.	6,641
124	Morgan Stanley	5,432
27	MSCI, Inc.	6,447
17	Nasdaq, Inc.	1,635
78	New Residential Investment Corp.	1,200
22	Northern Trust Corp.	1,980
46	S&P Global, Inc.	10,478
66	Starwood Property Trust, Inc.	1,500
125	Synchrony Financial	4,334
21	T. Rowe Price Group, Inc.	2,304
31	TD Ameritrade Holding Corp.	1,548
27	Voya Financial, Inc.	1,493

	Total Diversified Financials	237,671

	Energy—2.9%
109	Anadarko Petroleum Corp.	7,691
102	Cabot Oil & Gas Corp.	2,342
46	Cheniere Energy, Inc.[1]	3,149
336	Chevron Corp.	41,812
22	Concho Resources, Inc.	2,270
170	ConocoPhillips	10,370
24	Diamondback Energy, Inc.	2,615
44	EOG Resources, Inc.	4,099
675	Exxon Mobil Corp.	51,725
63	Hess Corp.	4,005

Shares		Value
	Common Stocks (continued)
	Energy (continued)
605	Kinder Morgan, Inc.	$12,632
28	Marathon Petroleum Corp.	1,565
85	ONEOK, Inc.	5,849
25	Phillips 66	2,339
14	Pioneer Natural Resources Co.	2,154
36	Targa Resources Corp.	1,413
21	Valero Energy Corp.	1,798
260	Williams Cos., Inc. (The)	7,290

	Total Energy	165,118

	Food & Staples Retailing—1.7%
12	Casey’s General Stores, Inc.	1,872
127	Costco Wholesale Corp.	33,561
114	Kroger Co. (The)	2,475
122	Sysco Corp.	8,628
39	US Foods Holding Corp.[1]	1,395
56	Walgreens Boots Alliance, Inc.	3,061
418	Walmart, Inc.	46,185

	Total Food & Staples Retailing	97,177

	Food, Beverage & Tobacco—4.0%
259	Altria Group, Inc.	12,264
66	Archer-Daniels-Midland Co.	2,693
28	Brown-Forman Corp., Class B	1,552
38	Campbell Soup Co.	1,523
975	Coca-Cola Co. (The)	49,647
17	Constellation Brands, Inc., Class A	3,348
171	General Mills, Inc.	8,981
51	Hershey Co. (The)	6,836
66	Hormel Foods Corp.[2]	2,676
33	JM Smucker Co. (The)	3,801
24	Kellogg Co.	1,286
29	Lamb Weston Holdings, Inc.	1,837
44	McCormick & Co., Inc.	6,820
465	Mondelez International, Inc., Class A	25,063
95	Monster Beverage Corp.[1]	6,064
423	PepsiCo, Inc.	55,468
377	Philip Morris International, Inc.	29,606
21	Post Holdings, Inc.[1]	2,183
77	Tyson Foods, Inc., Class A	6,217

	Total Food, Beverage & Tobacco	227,865

	Health Care Equipment & Services—5.7%
510	Abbott Laboratories	42,891
9	Align Technology, Inc.[1]	2,463
58	Anthem, Inc.	16,368
87	Baxter International, Inc.	7,125
44	Becton Dickinson and Co.	11,088
345	Boston Scientific Corp.[1]	14,828
27	Cardinal Health, Inc.	1,272
47	Centene Corp.[1]	2,465
76	Cerner Corp.	5,571
39	Cigna Corp.	6,145
15	Cooper Cos., Inc. (The)	5,053
76	CVS Health Corp.	4,141
204	Danaher Corp.	29,156
65	DENTSPLY SIRONA, Inc.	3,793
25	DexCom, Inc.[1]	3,746
52	Edwards Lifesciences Corp.[1]	9,607
72	HCA Healthcare, Inc.	9,732

The accompanying notes are an integral part of these financial statements.

23

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
41	Henry Schein, Inc.[1]	$2,866
14	Hill-Rom Holdings, Inc.	1,465
63	Hologic, Inc.[1]	3,025
10	Humana, Inc.	2,653
19	IDEXX Laboratories, Inc.[1]	5,231
12	Insulet Corp.[1]	1,433
19	Intuitive Surgical, Inc.[1]	9,967
9	Laboratory Corp. of America Holdings[1]	1,556
16	Masimo Corp.[1]	2,381
16	McKesson Corp.	2,150
14	Medidata Solutions, Inc.[1]	1,267
255	Medtronic PLC	24,834
21	Molina Healthcare, Inc.[1]	3,006
15	Quest Diagnostics, Inc.	1,527
31	ResMed, Inc.	3,783
26	STERIS PLC	3,871
80	Stryker Corp.	16,446
9	Teleflex, Inc.	2,980
134	UnitedHealth Group, Inc.	32,697
17	Universal Health Services, Inc., Class B	2,217
19	Varian Medical Systems, Inc.[1]	2,587
48	Veeva Systems, Inc., Class A1	7,781
13	WellCare Health Plans, Inc.[1]	3,706
19	West Pharmaceutical Services, Inc.	2,378
39	Zimmer Biomet Holdings, Inc.	4,592

	Total Health Care Equipment & Services	321,843

	Household & Personal Products—2.6%
89	Church & Dwight Co., Inc.	6,502
34	Clorox Co. (The)	5,206
213	Colgate-Palmolive Co.	15,266
46	Estee Lauder Cos., Inc., (The), Class A	8,423
108	Kimberly-Clark Corp.	14,394
882	Procter & Gamble Co. (The)	96,711

	Total Household & Personal Products	146,502

	Insurance—3.0%
194	Aflac, Inc.	10,633
4	Alleghany Corp.[1]	2,725
64	Allstate Corp. (The)	6,508
132	American International Group, Inc.	7,033
78	Aon PLC	15,052
118	Arch Capital Group Ltd.[1]	4,375
59	Arthur J. Gallagher & Co.	5,168
59	Brown & Brown, Inc.	1,977
113	Chubb Ltd.	16,644
55	Cincinnati Financial Corp.	5,702
9	Erie Indemnity Co., Class A	2,289
10	Everest Re Group Ltd.	2,472
54	Fidelity National Financial, Inc.	2,176
24	First American Financial Corp.	1,289
65	Hartford Financial Services Group, Inc. (The)	3,622
16	Kemper Corp.	1,381
31	Lincoln National Corp.	1,998
51	Loews Corp.	2,788
2	Markel Corp.[1]	2,179
140	Marsh & McLennan Cos., Inc.	13,965
166	MetLife, Inc.	8,245
63	Old Republic International Corp.	1,410

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
12	Primerica, Inc.	$1,439
47	Principal Financial Group, Inc.	2,722
188	Progressive Corp. (The)	15,027
77	Prudential Financial, Inc.	7,777
13	Reinsurance Group of America, Inc.	2,028
15	RenaissanceRe Holdings Ltd.	2,670
21	Torchmark Corp.	1,879
69	Travelers Cos., Inc. (The)	10,317
44	W.R. Berkley Corp.	2,901
34	Willis Towers Watson PLC	6,512

	Total Insurance	172,903

	Materials—2.2%
72	Air Products & Chemicals, Inc.	16,299
18	AptarGroup, Inc.	2,238
13	Avery Dennison Corp.	1,504
124	Ball Corp.	8,679
26	Berry Global Group, Inc.[1]	1,367
13	Celanese Corp.	1,401
35	CF Industries Holdings, Inc.	1,635
141	Corteva, Inc.[1]	4,169
43	Crown Holdings, Inc.[1]	2,627
141	Dow, Inc.	6,953
25	DuPont de Nemours, Inc.	1,877
77	Ecolab, Inc.	15,203
21	FMC Corp.	1,742
25	International Flavors & Fragrances, Inc.	3,627
33	International Paper Co.	1,430
153	Linde PLC	30,722
9	Martin Marietta Materials, Inc.	2,071
67	Newmont Goldcorp Corp.	2,577
51	PPG Industries, Inc.	5,952
32	RPM International, Inc.	1,956
19	Sherwin-Williams Co. (The)	8,708
29	Sonoco Products Co.	1,895
22	Vulcan Materials Co.	3,021

	Total Materials	127,653

	Media & Entertainment—7.1%
52	Alphabet, Inc., Class A1	56,306
53	Alphabet, Inc., Class C1	57,288
114	Altice USA, Inc., Class A1	2,776
2	Cable One, Inc.	2,342
33	CBS Corp., Class B	1,647
52	Charter Communications, Inc., Class A1	20,549
1,479	Comcast Corp., Class A	62,532
67	Discovery, Inc., Class C1	1,906
41	DISH Network Corp., Class A1	1,575
331	Facebook, Inc., Class A1	63,883
66	Fox Corp., Class A	2,418
33	GCI Liberty, Inc., Class A1	2,028
27	IAC/InterActiveCorp[1]	5,873
62	Interpublic Group of Cos., Inc. (The)	1,401
35	Liberty Broadband Corp., Class C1	3,648
45	Liberty Media Corp.-Liberty Formula One, Class C1	1,683
44	Live Nation Entertainment, Inc.[1]	2,915
4	Madison Square Garden Co. (The), Class A1	1,120
21	Match Group, Inc.	1,413
49	Netflix, Inc.[1]	17,999

The accompanying notes are an integral part of these financial statements.

24

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
55	New York Times Co., (The), Class A	$1,794
16	Nexstar Media Group, Inc., Class A	1,616
48	Omnicom Group, Inc.	3,934
11	Take-Two Interactive Software, Inc.[1]	1,249
26	Tribune Media Co., Class A	1,202
56	Twitter, Inc.[1]	1,954
58	Viacom, Inc., Class B	1,732
541	Walt Disney Co. (The)	75,545
301	Zynga, Inc., Class A1	1,845

	Total Media & Entertainment	402,173

	Pharmaceuticals, Biotechnology & Life Sciences—8.3%
121	AbbVie, Inc.	8,799
64	Agilent Technologies, Inc.	4,779
47	Alexion Pharmaceuticals, Inc.[1]	6,156
25	Allergan PLC	4,186
84	Amgen, Inc.	15,479
10	Biogen, Inc.[1]	2,339
21	BioMarin Pharmaceutical, Inc.[1]	1,799
11	Bio-Techne Corp.	2,293
170	Bristol-Myers Squibb Co.	7,709
33	Bruker Corp.	1,648
33	Catalent, Inc.[1]	1,789
206	Celgene Corp.[1]	19,043
11	Charles River Laboratories International, Inc.[1]	1,561
69	Elanco Animal Health, Inc.[1]	2,332
295	Eli Lilly & Co.	32,683
45	Exact Sciences Corp.[1]	5,312
194	Gilead Sciences, Inc.	13,107
66	Horizon Therapeutics PLC[1]	1,588
31	Illumina, Inc.[1]	11,413
35	Incyte Corp.[1]	2,974
46	Ionis Pharmaceuticals, Inc.[1]	2,956
58	IQVIA Holdings, Inc.[1]	9,332
689	Johnson & Johnson	95,964
831	Merck & Co., Inc.	69,679
7	Mettler-Toledo International, Inc.[1]	5,880
26	PerkinElmer, Inc.	2,505
1,520	Pfizer, Inc.	65,846
37	QIAGEN NV1	1,500
12	Regeneron Pharmaceuticals, Inc.[1]	3,756
9	Sage Therapeutics, Inc.[1]	1,648
20	Sarepta Therapeutics, Inc.[1]	3,039
20	Seattle Genetics, Inc.[1]	1,384
116	Thermo Fisher Scientific, Inc.	34,067
57	Vertex Pharmaceuticals, Inc.[1]	10,453
13	Waters Corp.[1]	2,798
124	Zoetis, Inc.	14,073

	Total Pharmaceuticals, Biotechnology & Life Sciences	471,869

	Real Estate—4.6%
30	Alexandria Real Estate Equities, Inc.	4,233
34	American Campus Communities, Inc.	1,569
66	American Homes 4 Rent, Class A	1,604
160	American Tower Corp.	32,712
70	Americold Realty Trust	2,269
46	Apartment Investment & Management Co., Class A	2,305
42	AvalonBay Communities, Inc.	8,534

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
40	Boston Properties, Inc.	$5,160
72	Brixmor Property Group, Inc.	1,287
25	Camden Property Trust	2,610
51	CBRE Group, Inc., Class A1	2,616
134	Crown Castle International Corp.	17,467
43	CubeSmart	1,438
28	CyrusOne, Inc.	1,616
52	Digital Realty Trust, Inc.	6,125
36	Douglas Emmett, Inc.	1,434
85	Duke Realty Corp.	2,687
24	EPR Properties	1,790
26	Equinix, Inc.	13,112
28	Equity LifeStyle Properties, Inc.	3,397
111	Equity Residential	8,427
20	Essex Property Trust, Inc.	5,839
30	Extra Space Storage, Inc.	3,183
18	Federal Realty Investment Trust	2,318
57	Gaming and Leisure Properties, Inc.	2,222
166	HCP, Inc.	5,309
54	Healthcare Trust of America, Inc., Class A	1,481
100	Host Hotels & Resorts, Inc.	1,822
110	Invitation Homes, Inc.	2,940
51	Iron Mountain, Inc.	1,596
19	Kilroy Realty Corp.	1,402
109	Kimco Realty Corp.	2,014
24	Lamar Advertising Co., Class A	1,937
36	Liberty Property Trust	1,801
134	Medical Properties Trust, Inc.	2,337
34	Mid-America Apartment Communities, Inc.	4,004
53	National Retail Properties, Inc.	2,810
69	Omega Healthcare Investors, Inc.	2,536
48	Outfront Media, Inc.	1,238
44	Park Hotels & Resorts, Inc.	1,213
185	Prologis, Inc.	14,818
34	Public Storage	8,098
107	Realty Income Corp.	7,380
44	Regency Centers Corp.	2,937
38	SBA Communications Corp.[1]	8,544
72	Simon Property Group, Inc.	11,503
69	STORE Capital Corp.	2,290
28	Sun Communities, Inc.	3,589
86	UDR, Inc.	3,861
111	Ventas, Inc.	7,587
307	VEREIT, Inc.	2,766
109	VICI Properties, Inc.	2,402
26	Vornado Realty Trust	1,667
146	Welltower, Inc.	11,903
53	WP Carey, Inc.	4,303

	Total Real Estate	264,042

	Retailing—6.1%
18	Advance Auto Parts, Inc.	2,775
92	Amazon.com, Inc.[1]	174,214
9	AutoZone, Inc.[1]	9,895
31	Best Buy Co., Inc.	2,162
4	Booking Holdings, Inc.[1]	7,499
14	Burlington Stores, Inc.[1]	2,382
34	CarMax, Inc.[1]	2,952
79	Dollar General Corp.	10,678

The accompanying notes are an integral part of these financial statements.

25

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
60	Dollar Tree, Inc.[1]	$6,443
117	eBay, Inc.	4,621
43	Etsy, Inc.[1]	2,639
16	Expedia Group, Inc.	2,128
17	Five Below, Inc.[1]	2,040
28	Genuine Parts Co.	2,900
173	Home Depot, Inc. (The)	35,979
193	Lowe’s Cos., Inc.	19,476
17	Ollie’s Bargain Outlet Holdings, Inc.[1]	1,481
23	O’Reilly Automotive, Inc.[1]	8,494
11	Pool Corp.	2,101
93	Ross Stores, Inc.	9,218
70	Target Corp.	6,063
301	TJX Cos., Inc. (The)	15,917
41	Tractor Supply Co.	4,461
20	Ulta Beauty, Inc.[1]	6,938
21	Wayfair, Inc., Class A1	3,066

	Total Retailing	346,522

	Semiconductors & Semiconductor Equipment—2.7%
375	Advanced Micro Devices, Inc.[1]	11,389
64	Analog Devices, Inc.	7,224
97	Applied Materials, Inc.	4,356
91	Broadcom, Inc.	26,195
33	Cree, Inc.[1]	1,854
21	First Solar, Inc.[1]	1,379
365	Intel Corp.	17,472
26	KLA-Tencor Corp.	3,073
35	Lam Research Corp.	6,574
129	Marvell Technology Group Ltd.	3,079
29	Maxim Integrated Products, Inc.	1,735
18	Microchip Technology, Inc.	1,561
9	NVIDIA Corp.	1,478
427	QUALCOMM, Inc.	32,482
46	Teradyne, Inc.	2,204
131	Texas Instruments, Inc.	15,034
16	Universal Display Corp.	3,009
35	Versum Materials, Inc.	1,805
93	Xilinx, Inc.	10,967

	Total Semiconductors & Semiconductor Equipment	152,870

	Software & Services—17.1%
150	Accenture PLC, Class A	27,715
115	Adobe, Inc.[1]	33,885
22	Akamai Technologies, Inc.[1]	1,763
17	Alteryx, Inc., Class A1	1,855
17	ANSYS, Inc.[1]	3,482
19	Aspen Technology, Inc.[1]	2,361
39	Atlassian Corp. PLC, Class A1	5,103
68	Autodesk, Inc.[1]	11,077
118	Automatic Data Processing, Inc.	19,509
31	Black Knight, Inc.[1]	1,865
47	Booz Allen Hamilton Holding Corp.	3,112
25	Broadridge Financial Solutions, Inc.	3,192
7	CACI International, Inc., Class A1	1,432
102	Cadence Design Systems, Inc.[1]	7,223
14	Citrix Systems, Inc.	1,374
26	Cognizant Technology Solutions Corp., Class A	1,648
23	Coupa Software, Inc.[1]	2,912

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
18	EPAM Systems, Inc.[1]	$3,116
19	Euronet Worldwide, Inc.[1]	3,197
10	Fair Isaac Corp.[1]	3,140
77	Fidelity National Information Services, Inc.	9,446
161	First Data Corp., Class A1	4,358
99	Fiserv, Inc.[1]	9,025
28	FleetCor Technologies, Inc.[1]	7,864
45	Fortinet, Inc.[1]	3,457
21	Gartner, Inc.[1]	3,380
45	Genpact Ltd.	1,714
49	Global Payments, Inc.	7,846
32	GoDaddy, Inc., Class A1	2,245
21	Guidewire Software, Inc.[1]	2,129
14	HubSpot, Inc.[1]	2,387
134	International Business Machines Corp.	18,479
69	Intuit, Inc.	18,032
15	Jack Henry & Associates, Inc.	2,009
43	Leidos Holdings, Inc.	3,434
21	Manhattan Associates, Inc.[1]	1,456
282	Mastercard, Inc., Class A	74,597
2,451	Microsoft Corp.	328,336
9	MongoDB, Inc.[1]	1,369
88	Nuance Communications, Inc.[1]	1,405
38	Okta, Inc.[1]	4,693
647	Oracle Corp.	36,860
18	Palo Alto Networks, Inc.[1]	3,668
101	Paychex, Inc.	8,311
18	Paycom Software, Inc.[1]	4,081
389	PayPal Holdings, Inc.[1]	44,525
36	Red Hat, Inc.[1]	6,759
26	RingCentral, Inc., Class A1	2,988
176	salesforce.com, Inc.[1]	26,704
66	ServiceNow, Inc.[1]	18,122
29	Smartsheet, Inc., Class A1	1,404
41	Splunk, Inc.[1]	5,156
59	Square, Inc., Class A1	4,279
52	SS&C Technologies Holdings, Inc.	2,996
82	Symantec Corp.	1,784
50	Synopsys, Inc.[1]	6,434
21	Tableau Software, Inc., Class A1	3,486
48	Total System Services, Inc.	6,157
14	Trade Desk, Inc. (The), Class A1	3,189
43	Twilio, Inc., Class A1	5,863
36	VeriSign, Inc.[1]	7,530
511	Visa, Inc., Class A	88,684
29	VMware, Inc., Class A	4,849
64	Western Union Co. (The)	1,273
9	WEX, Inc.[1]	1,873
60	Workday, Inc., Class A1	12,335
109	Worldpay, Inc., Class A1	13,358
39	Zendesk, Inc.[1]	3,472
23	Zscaler, Inc.[1]	1,763

	Total Software & Services	974,525

	Technology Hardware & Equipment—5.2%
51	Amphenol Corp., Class A	4,893
828	Apple, Inc.	163,878
6	Arista Networks, Inc.[1]	1,558
43	CDW Corp.	4,773

The accompanying notes are an integral part of these financial statements.

26

Invesco Russell 1000® Momentum Factor ETF (OMOM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
54	Ciena Corp.[1]	$2,221
1,443	Cisco Systems, Inc.	78,975
152	Corning, Inc.	5,051
54	Dell Technologies, Inc., Class C1	2,743
182	Hewlett Packard Enterprise Co.	2,721
117	HP, Inc.	2,432
46	Juniper Networks, Inc.	1,225
63	Keysight Technologies, Inc.[1]	5,658
53	Motorola Solutions, Inc.	8,837
29	NetApp, Inc.	1,789
62	Trimble, Inc.[1]	2,797
19	ViaSat, Inc.[1]	1,536
55	Xerox Corp.	1,947
14	Zebra Technologies Corp., Class A1	2,933

	Total Technology Hardware & Equipment	295,967

	Telecommunication Services—2.2%
1,337	AT&T, Inc.	44,803
96	T-Mobile US, Inc.[1]	7,117
1,284	Verizon Communications, Inc.	73,355

	Total Telecommunication Services	125,275

	Transportation—1.8%
21	Alaska Air Group, Inc.	1,342
17	C.H. Robinson Worldwide, Inc.	1,434
214	CSX Corp.	16,557
106	Delta Air Lines, Inc.	6,016
27	Expeditors International of Washington, Inc.	2,048
24	Kansas City Southern	2,924
89	Norfolk Southern Corp.	17,740
86	Southwest Airlines Co.	4,367
34	Uber Technologies, Inc.[1]	1,577
203	Union Pacific Corp.	34,329
56	United Continental Holdings, Inc.[1]	4,903
72	United Parcel Service, Inc., Class B	7,436

	Total Transportation	100,673

	Utilities—4.5%
213	AES Corp.	3,570
72	Alliant Energy Corp.	3,534
82	Ameren Corp.	6,159
169	American Electric Power Co., Inc.	14,874
64	American Water Works Co., Inc.	7,424
61	Aqua America, Inc.	2,524
33	Atmos Energy Corp.	3,483
141	CenterPoint Energy, Inc.	4,037
93	CMS Energy Corp.	5,386
96	Consolidated Edison, Inc.	8,417
219	Dominion Energy, Inc.	16,933
62	DTE Energy Co.	7,928
215	Duke Energy Corp.	18,972
60	Edison International	4,045
62	Entergy Corp.	6,382
61	Evergy, Inc.	3,669
110	Eversource Energy	8,334
282	Exelon Corp.	13,519
167	FirstEnergy Corp.	7,149
35	Hawaiian Electric Industries, Inc.	1,524
14	IDACORP, Inc.	1,406
150	NextEra Energy, Inc.	30,729

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
106	NiSource, Inc.	$3,053
56	NRG Energy, Inc.	1,967
63	OGE Energy Corp.	2,681
36	Pinnacle West Capital Corp.	3,387
184	PPL Corp.	5,706
138	Public Service Enterprise Group, Inc.	8,117
78	Sempra Energy	10,720
327	Southern Co. (The)	18,077
40	UGI Corp.	2,136
83	Vistra Energy Corp.	1,879
109	WEC Energy Group, Inc.	9,087
177	Xcel Energy, Inc.	10,530

	Total Utilities	257,338

	Total Common Stocks (Cost $4,779,238)	5,693,275

	Money Market Fund—0.1%
8,502	Premier U.S. Government Money Portfolio, 2.26%[3] (Cost $8,502)	8,502

	Investment of Cash Collateral for Securities Loaned—0.3%
14,488	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[3,4]	14,488
4,212	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[3,4]	4,213

	Total Investment of Cash Collateral for Securities Loaned (Cost $18,701)	18,701

	Total Investments—100.5% (Cost $4,806,441)	5,720,478

	Liabilities in Excess of Other Assets—(0.5)%	(30,169)

	Net Assets—100.0%	$5,690,309

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $2,417; total value of the collateral held by the Fund was $18,701.
[3]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[4]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

27

Schedule of Investments

Invesco Russell 1000® Value Factor ETF (OVLU)

June 30, 2019

Shares		Value
	Common Stocks—100.1%
	Automobiles & Components—1.7%
113	Aptiv PLC	$9,134
131	BorgWarner, Inc.	5,499
2,645	Ford Motor Co.	27,058
839	General Motors Co.	32,327
96	Gentex Corp.	2,363
157	Goodyear Tire & Rubber Co. (The)	2,402
101	Harley-Davidson, Inc.	3,619
42	Lear Corp.	5,849
36	Thor Industries, Inc.	2,104

	Total Automobiles & Components	90,355

	Banks—10.2%
81	Associated Banc-Corp.	1,712
4,472	Bank of America Corp.	129,688
14	Bank of Hawaii Corp.	1,161
67	Bank OZK	2,016
59	BankUnited, Inc.	1,991
322	BB&T Corp.	15,820
57	CIT Group, Inc.	2,995
1,468	Citigroup, Inc.	102,804
226	Citizens Financial Group, Inc.	7,991
79	Comerica, Inc.	5,739
30	Commerce Bancshares, Inc.	1,790
20	Cullen/Frost Bankers, Inc.	1,873
72	East West Bancorp, Inc.	3,367
170	F.N.B. Corp.	2,001
369	Fifth Third Bancorp	10,295
3	First Citizens BancShares, Inc., Class A	1,351
49	First Hawaiian, Inc.	1,268
138	First Horizon National Corp.	2,060
39	First Republic Bank	3,808
490	Huntington Bancshares, Inc.	6,772
534	KeyCorp	9,479
50	M&T Bank Corp.	8,504
179	MGIC Investment Corp.[1]	2,352
187	New York Community Bancorp, Inc.	1,866
57	PacWest Bancorp	2,213
138	People’s United Financial, Inc.	2,316
30	Pinnacle Financial Partners, Inc.	1,724
201	PNC Financial Services Group, Inc. (The)	27,593
55	Popular, Inc.	2,983
19	Prosperity Bancshares, Inc.	1,255
557	Regions Financial Corp.	8,322
20	Signature Bank	2,417
89	Sterling Bancorp	1,894
186	SunTrust Banks, Inc.	11,690
19	SVB Financial Group[1]	4,267
57	Synovus Financial Corp.	1,995
85	TCF Financial Corp.	1,767
621	U.S. Bancorp	32,540
102	Umpqua Holdings Corp.	1,692
37	Webster Financial Corp.	1,767
2,243	Wells Fargo & Co.	106,139
43	Western Alliance Bancorp[1]	1,923
22	Wintrust Financial Corp.	1,610
91	Zions Bancorp NA	4,184

	Total Banks	548,994

Shares		Value
	Common Stocks (continued)
	Capital Goods—6.9%
52	A.O. Smith Corp.	$2,452
15	Acuity Brands, Inc.	2,069
97	AECOM[1]	3,671
36	AGCO Corp.	2,793
68	Air Lease Corp.	2,811
20	Allegion PLC	2,211
59	Allison Transmission Holdings, Inc.	2,735
46	AMETEK, Inc.	4,179
175	Arconic, Inc.	4,518
19	Carlisle Cos., Inc.	2,668
259	Caterpillar, Inc.	35,299
21	Crane Co.	1,752
78	Cummins, Inc.	13,365
13	Curtiss-Wright Corp.	1,653
112	Deere & Co.	18,560
26	Donaldson Co., Inc.	1,322
39	Dover Corp.	3,908
164	Eaton Corp. PLC	13,658
188	Emerson Electric Co.	12,543
111	Fastenal Co.	3,617
25	Flowserve Corp.	1,317
82	Fluor Corp.	2,763
107	Fortive Corp.	8,723
56	Fortune Brands Home & Security, Inc.	3,199
99	General Dynamics Corp.	18,000
32	Graco, Inc.	1,606
66	HD Supply Holdings, Inc.[1]	2,658
21	Hexcel Corp.	1,698
20	Hubbell, Inc.	2,608
21	Huntington Ingalls Industries, Inc.	4,720
13	IDEX Corp.	2,238
60	Ingersoll-Rand PLC	7,600
29	ITT, Inc.	1,899
54	Jacobs Engineering Group, Inc.	4,557
365	Johnson Controls International PLC	15,078
36	L3 Technologies, Inc.	8,826
7	Lennox International, Inc.	1,925
20	Lincoln Electric Holdings, Inc.	1,646
129	Masco Corp.	5,062
13	Middleby Corp. (The)[1]	1,764
18	MSC Industrial Direct Co., Inc., Class A	1,337
15	Nordson Corp.	2,120
54	Northrop Grumman Corp.	17,448
53	nVent Electric PLC	1,314
40	Oshkosh Corp.	3,340
66	Owens Corning	3,841
188	PACCAR, Inc.	13,472
52	Parker-Hannifin Corp.	8,841
56	Pentair PLC	2,083
83	Quanta Services, Inc.	3,170
90	Raytheon Co.	15,649
22	Regal Beloit Corp.	1,798
76	Resideo Technologies, Inc.[1]	1,666
35	Rockwell Automation, Inc.	5,734
61	Sensata Technologies Holding PLC[1]	2,989
21	Snap-on, Inc.	3,478
45	Spirit AeroSystems Holdings, Inc., Class A	3,662
46	Stanley Black & Decker, Inc.	6,652

The accompanying notes are an integral part of these financial statements.

28

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
8	Teledyne Technologies, Inc.[1]	$2,191
137	Textron, Inc.	7,266
35	Timken Co. (The)	1,797
25	Toro Co. (The)	1,672
55	Trinity Industries, Inc.	1,141
52	United Rentals, Inc.[1]	6,897
97	Univar, Inc.[1]	2,138
16	W.W. Grainger, Inc.	4,292
17	WABCO Holdings, Inc.[1]	2,254
25	Wabtec Corp.[2]	1,794
8	Watsco, Inc.	1,308
30	WESCO International, Inc.[1]	1,519
10	Woodward, Inc.	1,132
39	Xylem, Inc.	3,262

	Total Capital Goods	370,928

	Commercial & Professional Services—0.5%
14	Cintas Corp.	3,322
18	Clean Harbors, Inc.[1]	1,280
26	Copart, Inc.[1]	1,943
3	CoStar Group, Inc.[1]	1,662
19	Equifax, Inc.	2,570
43	IAA, Inc.[1]	1,668
43	KAR Auction Services, Inc.	1,075
39	ManpowerGroup, Inc.	3,767
55	Republic Services, Inc.	4,765
51	Robert Half International, Inc.	2,908
28	TransUnion	2,058

	Total Commercial & Professional Services	27,018

	Consumer Durables & Apparel—1.5%
46	Brunswick Corp.	2,111
84	Capri Holdings Ltd.[1]	2,913
20	Carter’s, Inc.	1,951
149	D.R. Horton, Inc.	6,426
33	Garmin Ltd.	2,633
209	Hanesbrands, Inc.	3,599
22	Hasbro, Inc.	2,325
57	Leggett & Platt, Inc.	2,187
163	Lennar Corp., Class A	7,899
15	Lululemon Athletica, Inc.[1]	2,703
32	Mohawk Industries, Inc.[1]	4,719
76	Newell Brands, Inc.	1,172
1	NVR, Inc.[1]	3,370
29	Polaris Industries, Inc.	2,646
161	PulteGroup, Inc.	5,091
46	PVH Corp.	4,354
21	Ralph Lauren Corp.	2,385
66	Skechers U.S.A., Inc., Class A1	2,078
129	Tapestry, Inc.	4,093
85	Toll Brothers, Inc.	3,113
71	VF Corp.	6,202
36	Whirlpool Corp.	5,125

	Total Consumer Durables & Apparel	79,095

	Consumer Services—2.1%
136	Aramark	4,904
8	Bright Horizons Family Solutions, Inc.[1]	1,207
291	Caesars Entertainment Corp.[1]	3,440
195	Carnival Corp.	9,077

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
3	Chipotle Mexican Grill, Inc.[1]	$2,199
33	Darden Restaurants, Inc.	4,017
7	Domino’s Pizza, Inc.	1,948
15	Dunkin’ Brands Group, Inc.	1,195
64	Extended Stay America, Inc.	1,081
2	Graham Holdings Co., Class B	1,380
113	H&R Block, Inc.	3,311
115	Las Vegas Sands Corp.	6,795
210	MGM Resorts International	6,000
109	Norwegian Cruise Line Holdings Ltd.[1]	5,846
71	Royal Caribbean Cruises Ltd.	8,606
52	Service Corp. International	2,432
27	Six Flags Entertainment Corp.	1,341
410	Starbucks Corp.	34,370
8	Vail Resorts, Inc.	1,785
70	Wendy’s Co. (The)	1,371
44	Wyndham Destinations, Inc.	1,932
24	Wynn Resorts Ltd.	2,976
114	Yum China Holdings, Inc.	5,267

	Total Consumer Services	112,480

	Diversified Financials—6.2%
29	Affiliated Managers Group, Inc.	2,672
124	AGNC Investment Corp.	2,086
263	Ally Financial, Inc.	8,150
241	American Express Co.	29,749
74	Ameriprise Financial, Inc.	10,742
436	Annaly Capital Management, Inc.	3,981
168	AXA Equitable Holdings, Inc.	3,511
424	Bank of New York Mellon Corp. (The)	18,720
312	Capital One Financial Corp.	28,311
20	Cboe Global Markets, Inc.	2,073
575	Charles Schwab Corp. (The)	23,109
79	Chimera Investment Corp.	1,491
3	Credit Acceptance Corp.[1]	1,451
192	Discover Financial Services	14,897
114	E*TRADE Financial Corp.	5,084
34	Eaton Vance Corp.	1,466
26	Evercore, Inc., Class A	2,303
5	FactSet Research Systems, Inc.	1,433
138	Franklin Resources, Inc.	4,802
219	Goldman Sachs Group, Inc. (The)	44,807
44	Interactive Brokers Group, Inc., Class A	2,385
191	Invesco Ltd.[3]	3,908
92	Janus Henderson Group PLC	1,969
133	Jefferies Financial Group, Inc.	2,557
69	Lazard Ltd., Class A	2,373
34	Legg Mason, Inc.	1,301
33	LPL Financial Holdings, Inc.	2,692
4	MarketAxess Holdings, Inc.	1,286
642	Morgan Stanley	28,126
11	MSCI, Inc.	2,627
29	Nasdaq, Inc.	2,789
142	Navient Corp.	1,938
81	New Residential Investment Corp.	1,247
74	Northern Trust Corp.	6,660
43	OneMain Holdings, Inc.	1,454
65	Raymond James Financial, Inc.	5,496
70	Santander Consumer USA Holdings, Inc.	1,677

The accompanying notes are an integral part of these financial statements.

29

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Diversified Financials (continued)
37	SEI Investments Co.	$2,076
85	Starwood Property Trust, Inc.	1,931
245	State Street Corp.	13,735
457	Synchrony Financial	15,844
68	T. Rowe Price Group, Inc.	7,460
65	TD Ameritrade Holding Corp.	3,245
94	Voya Financial, Inc.	5,198

	Total Diversified Financials	330,812

	Energy—11.0%
172	Anadarko Petroleum Corp.	12,136
228	Apache Corp.	6,605
153	Baker Hughes a GE Co.	3,768
121	Cabot Oil & Gas Corp.	2,778
74	Cheniere Energy, Inc.[1]	5,065
880	Chesapeake Energy Corp.[1,2]	1,716
907	Chevron Corp.	112,867
64	Cimarex Energy Co.	3,797
94	Concho Resources, Inc.	9,699
628	ConocoPhillips	38,308
49	Continental Resources, Inc.[1]	2,063
278	Devon Energy Corp.	7,929
44	Diamondback Energy, Inc.	4,795
261	EOG Resources, Inc.	24,315
104	EQT Corp.	1,644
71	Equitrans Midstream Corp.	1,399
2,039	Exxon Mobil Corp.	156,249
524	Halliburton Co.	11,916
23	Helmerich & Payne, Inc.	1,164
49	Hess Corp.	3,115
107	HollyFrontier Corp.	4,952
546	Kinder Morgan, Inc.	11,401
521	Marathon Oil Corp.	7,403
440	Marathon Petroleum Corp.	24,587
98	Murphy Oil Corp.	2,416
101	National Oilwell Varco, Inc.	2,245
166	Noble Energy, Inc.	3,718
434	Occidental Petroleum Corp.	21,822
120	ONEOK, Inc.	8,257
131	Parsley Energy, Inc., Class A1	2,490
80	PBF Energy, Inc., Class A	2,504
307	Phillips 66	28,717
58	Pioneer Natural Resources Co.	8,924
533	Schlumberger Ltd.	21,182
82	Targa Resources Corp.	3,219
277	Valero Energy Corp.	23,714
180	WPX Energy, Inc.[1]	2,072

	Total Energy	590,951

	Food & Staples Retailing—3.5%
23	Casey’s General Stores, Inc.	3,588
166	Costco Wholesale Corp.	43,867
537	Kroger Co. (The)	11,658
73	Sprouts Farmers Market, Inc.[1]	1,379
220	Sysco Corp.	15,558
133	US Foods Holding Corp.[1]	4,756
518	Walgreens Boots Alliance, Inc.	28,319
695	Walmart, Inc.	76,791

	Total Food & Staples Retailing	185,916

Shares		Value
	Common Stocks (continued)
	Food, Beverage & Tobacco—2.2%
625	Altria Group, Inc.	$29,594
236	Archer-Daniels-Midland Co.	9,629
26	Brown-Forman Corp., Class B	1,441
41	Bunge Ltd.	2,284
56	Campbell Soup Co.	2,244
146	Conagra Brands, Inc.	3,872
57	Constellation Brands, Inc., Class A	11,225
58	Flowers Foods, Inc.	1,350
207	General Mills, Inc.	10,872
33	Hershey Co. (The)	4,423
70	Hormel Foods Corp.[2]	2,838
38	Ingredion, Inc.	3,134
32	JM Smucker Co. (The)	3,686
102	Kellogg Co.	5,464
42	Kraft Heinz Co. (The)	1,304
33	Lamb Weston Holdings, Inc.	2,091
20	McCormick & Co., Inc.	3,100
103	Molson Coors Brewing Co., Class B	5,768
21	Post Holdings, Inc.[1]	2,183
30	TreeHouse Foods, Inc.[1]	1,623
158	Tyson Foods, Inc., Class A	12,757

	Total Food, Beverage & Tobacco	120,882

	Health Care Equipment & Services—6.1%
5	ABIOMED, Inc.[1]	1,302
95	AmerisourceBergen Corp.	8,100
107	Anthem, Inc.	30,197
178	Cardinal Health, Inc.	8,384
233	Centene Corp.[1]	12,219
61	Cerner Corp.	4,471
3	Chemed Corp.	1,083
129	Cigna Corp.	20,324
7	Cooper Cos., Inc. (The)	2,358
746	CVS Health Corp.	40,650
75	DaVita, Inc.[1]	4,220
41	Encompass Health Corp.	2,598
154	HCA Healthcare, Inc.	20,816
68	Henry Schein, Inc.[1]	4,753
15	Hill-Rom Holdings, Inc.	1,569
23	Hologic, Inc.[1]	1,104
68	Humana, Inc.	18,040
9	IDEXX Laboratories, Inc.[1]	2,478
36	Laboratory Corp. of America Holdings[1]	6,224
118	McKesson Corp.	15,858
54	MEDNAX, Inc.[1]	1,362
31	Molina Healthcare, Inc.[1]	4,437
48	Quest Diagnostics, Inc.	4,887
20	ResMed, Inc.	2,441
14	STERIS PLC	2,084
6	Teleflex, Inc.	1,987
362	UnitedHealth Group, Inc.	88,332
41	Universal Health Services, Inc., Class B	5,346
15	Varian Medical Systems, Inc.[1]	2,042
11	Veeva Systems, Inc., Class A1	1,783
18	WellCare Health Plans, Inc.[1]	5,131
11	West Pharmaceutical Services, Inc.	1,377

	Total Health Care Equipment & Services	327,957

The accompanying notes are an integral part of these financial statements.

30

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Household & Personal Products—0.2%
41	Church & Dwight Co., Inc.	$2,995
27	Clorox Co. (The)	4,134
43	Herbalife Nutrition Ltd.[1]	1,839
22	Nu Skin Enterprises, Inc., Class A	1,085
23	Spectrum Brands Holdings, Inc.	1,237

	Total Household & Personal Products	11,290

	Insurance—5.0%
360	Aflac, Inc.	19,732
3	Alleghany Corp.[1]	2,043
188	Allstate Corp. (The)	19,118
42	American Financial Group, Inc.	4,304
129	Arch Capital Group Ltd.[1]	4,783
42	Arthur J. Gallagher & Co.	3,679
29	Assurant, Inc.	3,085
47	Assured Guaranty Ltd.	1,978
103	Athene Holding Ltd., Class A1	4,435
78	Brighthouse Financial, Inc.[1]	2,862
49	Brown & Brown, Inc.	1,641
149	Chubb Ltd.	21,946
30	Cincinnati Financial Corp.	3,110
9	Everest Re Group Ltd.	2,225
100	Fidelity National Financial, Inc.	4,030
58	First American Financial Corp.	3,115
20	Hanover Insurance Group, Inc. (The)	2,566
207	Hartford Financial Services Group, Inc. (The)	11,534
21	Kemper Corp.	1,812
130	Lincoln National Corp.	8,378
153	Loews Corp.	8,365
2	Markel Corp.[1]	2,179
536	MetLife, Inc.	26,623
126	Old Republic International Corp.	2,820
15	Primerica, Inc.	1,799
183	Principal Financial Group, Inc.	10,599
254	Progressive Corp. (The)	20,302
273	Prudential Financial, Inc.	27,573
37	Reinsurance Group of America, Inc.	5,773
14	RenaissanceRe Holdings Ltd.	2,492
47	Torchmark Corp.	4,205
117	Travelers Cos., Inc. (The)	17,494
138	Unum Group	4,630
45	W.R. Berkley Corp.	2,967
27	Willis Towers Watson PLC	5,172

	Total Insurance	269,369

	Materials—4.2%
44	Albemarle Corp.	3,098
118	Alcoa Corp.[1]	2,762
12	AptarGroup, Inc.	1,492
17	Ashland Global Holdings, Inc.	1,360
28	Avery Dennison Corp.	3,239
73	Axalta Coating Systems Ltd.[1]	2,173
84	Ball Corp.	5,879
74	Berry Global Group, Inc.[1]	3,892
27	Cabot Corp.	1,288
63	Celanese Corp.	6,791
88	CF Industries Holdings, Inc.	4,111
110	Chemours Co. (The)	2,640
64	Crown Holdings, Inc.[1]	3,910

Shares		Value
	Common Stocks (continued)
	Materials (continued)
41	Domtar Corp.	$1,826
500	Dow, Inc.	24,655
437	DuPont de Nemours, Inc.	32,806
86	Eastman Chemical Co.	6,693
33	FMC Corp.	2,737
976	Freeport-McMoRan, Inc.	11,331
151	Huntsman Corp.	3,087
16	International Flavors & Fragrances, Inc.	2,321
258	International Paper Co.	11,177
194	LyondellBasell Industries NV, Class A	16,709
13	Martin Marietta Materials, Inc.	2,991
193	Mosaic Co. (The)	4,831
203	Nucor Corp.	11,185
111	Olin Corp.	2,432
105	Owens-Illinois, Inc.	1,813
49	Packaging Corp. of America	4,671
72	PPG Industries, Inc.	8,403
42	Reliance Steel & Aluminum Co.	3,974
41	RPM International, Inc.	2,506
53	Sealed Air Corp.	2,267
45	Silgan Holdings, Inc.	1,377
40	Sonoco Products Co.	2,614
143	Steel Dynamics, Inc.	4,319
116	United States Steel Corp.	1,776
79	Valvoline, Inc.	1,543
24	Vulcan Materials Co.	3,295
23	Westlake Chemical Corp.	1,598
170	WestRock Co.	6,200

	Total Materials	223,772

	Media & Entertainment—3.2%
105	Altice USA, Inc., Class A1	2,557
28	AMC Networks, Inc., Class A1	1,526
154	CBS Corp., Class B	7,685
51	Charter Communications, Inc., Class A1	20,154
45	Cinemark Holdings, Inc.	1,624
1,853	Comcast Corp., Class A	78,345
74	Discovery, Inc., Class A1,2	2,272
174	Discovery, Inc., Class C1	4,950
120	DISH Network Corp., Class A1	4,609
113	Fox Corp., Class A	4,140
53	Fox Corp., Class B	1,936
14	IAC/InterActiveCorp[1]	3,045
180	Interpublic Group of Cos., Inc. (The)	4,066
23	John Wiley & Sons, Inc., Class A	1,055
35	Liberty Media Corp.-Liberty SiriusXM, Class A1	1,323
70	Liberty Media Corp.-Liberty SiriusXM, Class C1	2,659
31	Live Nation Entertainment, Inc.[1]	2,054
23	Nexstar Media Group, Inc., Class A	2,323
103	Omnicom Group, Inc.	8,441
27	Sinclair Broadcast Group, Inc., Class A	1,448
353	Sirius XM Holdings, Inc.[2]	1,970
11	Spotify Technology S.A.[1]	1,608
22	Take-Two Interactive Software, Inc.[1]	2,498
40	Tribune Media Co., Class A	1,849
221	Viacom, Inc., Class B	6,601

	Total Media & Entertainment	170,738

The accompanying notes are an integral part of these financial statements.

31

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences—3.3%
482	AbbVie, Inc.	$35,051
63	Agilent Technologies, Inc.	4,704
230	Amgen, Inc.	42,384
94	Biogen, Inc.[1]	21,984
4	Bio-Rad Laboratories, Inc., Class A1	1,250
27	Catalent, Inc.[1]	1,464
12	Charles River Laboratories International, Inc.[1]	1,703
49	Elanco Animal Health, Inc.[1]	1,656
113	Exelixis, Inc.[1]	2,415
442	Gilead Sciences, Inc.	29,861
17	Incyte Corp.[1]	1,444
22	Ionis Pharmaceuticals, Inc.[1]	1,414
18	Jazz Pharmaceuticals PLC[1]	2,566
4	Mettler-Toledo International, Inc.[1]	3,360
320	Mylan NV1	6,093
83	Nektar Therapeutics[1]	2,953
17	PerkinElmer, Inc.	1,638
43	Perrigo Co. PLC	2,048
13	PRA Health Sciences, Inc.[1]	1,289
31	QIAGEN NV1	1,257
23	Regeneron Pharmaceuticals, Inc.[1]	7,199
27	United Therapeutics Corp.[1]	2,108
13	Waters Corp.[1]	2,798

	Total Pharmaceuticals, Biotechnology & Life Sciences	178,639

	Real Estate—1.7%
14	Alexandria Real Estate Equities, Inc.	1,975
45	Apartment Investment & Management Co., Class A	2,255
75	Apple Hospitality REIT, Inc.	1,190
26	Boston Properties, Inc.	3,354
105	Brixmor Property Group, Inc.	1,877
64	Brookfield Property REIT, Inc., Class A	1,209
12	Camden Property Trust	1,253
168	CBRE Group, Inc., Class A1	8,618
49	Cousins Properties, Inc.	1,772
58	Duke Realty Corp.	1,833
17	EPR Properties	1,268
11	Equity LifeStyle Properties, Inc.	1,335
9	Essex Property Trust, Inc.	2,627
19	Extra Space Storage, Inc.	2,016
11	Federal Realty Investment Trust	1,416
43	Gaming and Leisure Properties, Inc.	1,676
124	HCP, Inc.	3,966
65	Hospitality Properties Trust	1,625
283	Host Hotels & Resorts, Inc.	5,156
44	Invitation Homes, Inc.	1,176
92	Iron Mountain, Inc.	2,880
30	Jones Lang LaSalle, Inc.	4,221
17	Kilroy Realty Corp.	1,255
83	Kimco Realty Corp.	1,534
18	Lamar Advertising Co., Class A	1,453
23	Liberty Property Trust	1,151
173	Medical Properties Trust, Inc.	3,017
16	Mid-America Apartment Communities, Inc.	1,884
26	National Retail Properties, Inc.	1,378
41	Omega Healthcare Investors, Inc.	1,507
78	Park Hotels & Resorts, Inc.	2,150
39	Realty Income Corp.	2,690
25	Regency Centers Corp.	1,669

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
16	SL Green Realty Corp.	$1,286
9	Sun Communities, Inc.	1,154
35	UDR, Inc.	1,571
89	VICI Properties, Inc.	1,962
32	Vornado Realty Trust	2,051
41	Weingarten Realty Investors	1,124
194	Weyerhaeuser Co.	5,110
23	WP Carey, Inc.	1,867

	Total Real Estate	90,511

	Retailing—3.5%
23	Advance Auto Parts, Inc.	3,545
36	AutoNation, Inc.[1]	1,510
7	AutoZone, Inc.[1]	7,696
151	Best Buy Co., Inc.	10,529
18	Burlington Stores, Inc.[1]	3,063
67	CarMax, Inc.[1]	5,818
46	Dick’s Sporting Goods, Inc.	1,593
85	Dollar General Corp.	11,489
265	eBay, Inc.	10,467
39	Expedia Group, Inc.	5,188
73	Foot Locker, Inc.	3,060
146	Gap, Inc. (The)	2,624
65	Genuine Parts Co.	6,733
110	Kohl’s Corp.	5,230
152	L Brands, Inc.	3,967
159	LKQ Corp.[1]	4,231
281	Lowe’s Cos., Inc.	28,356
209	Macy’s, Inc.	4,485
73	Nordstrom, Inc.[2]	2,326
7	Pool Corp.	1,337
266	Qurate Retail, Inc.[1]	3,296
305	Target Corp.	26,416
30	Tiffany & Co.	2,809
379	TJX Cos., Inc. (The)	20,041
34	Tractor Supply Co.	3,699
11	Ulta Beauty, Inc.[1]	3,816
48	Urban Outfitters, Inc.[1]	1,092
42	Williams-Sonoma, Inc.	2,730

	Total Retailing	187,146

	Semiconductors & Semiconductor Equipment—3.8%
463	Applied Materials, Inc.	20,793
103	Cypress Semiconductor Corp.	2,291
35	Entegris, Inc.	1,306
2,239	Intel Corp.	107,181
48	KLA-Tencor Corp.	5,674
70	Lam Research Corp.	13,149
62	Marvell Technology Group Ltd.	1,480
59	Maxim Integrated Products, Inc.	3,529
49	Microchip Technology, Inc.	4,248
747	Micron Technology, Inc.[1]	28,827
25	MKS Instruments, Inc.	1,947
221	ON Semiconductor Corp.[1]	4,467
31	Qorvo, Inc.[1]	2,065
75	Skyworks Solutions, Inc.	5,795
44	Teradyne, Inc.	2,108
22	Versum Materials, Inc.	1,135

	Total Semiconductors & Semiconductor Equipment	205,995

The accompanying notes are an integral part of these financial statements.

32

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Software & Services—3.0%
33	Akamai Technologies, Inc.[1]	$2,645
30	Alliance Data Systems Corp.	4,204
37	Amdocs Ltd.	2,297
11	ANSYS, Inc.[1]	2,253
21	Black Knight, Inc.[1]	1,263
41	Booz Allen Hamilton Holding Corp.	2,715
21	Broadridge Financial Solutions, Inc.	2,681
8	CACI International, Inc., Class A1	1,637
35	Cadence Design Systems, Inc.[1]	2,478
38	CDK Global, Inc.	1,879
32	Citrix Systems, Inc.	3,140
176	Cognizant Technology Solutions Corp., Class A	11,157
27	CoreLogic, Inc.[1]	1,129
166	DXC Technology Co.	9,155
7	EPAM Systems, Inc.[1]	1,212
9	Euronet Worldwide, Inc.[1]	1,514
271	First Data Corp., Class A1	7,336
24	Fortinet, Inc.[1]	1,844
11	Gartner, Inc.[1]	1,770
38	Genpact Ltd.	1,447
21	GoDaddy, Inc., Class A1	1,473
458	International Business Machines Corp.	63,158
11	Jack Henry & Associates, Inc.	1,473
52	Leidos Holdings, Inc.	4,152
10	Palo Alto Networks, Inc.[1]	2,038
117	Sabre Corp.	2,597
10	Splunk, Inc.[1]	1,258
26	Square, Inc., Class A1	1,886
30	SS&C Technologies Holdings, Inc.	1,728
141	Symantec Corp.	3,068
21	Synopsys, Inc.[1]	2,703
28	Total System Services, Inc.	3,592
13	VeriSign, Inc.[1]	2,719
13	VMware, Inc., Class A	2,174
207	Western Union Co. (The)	4,117
7	WEX, Inc.[1]	1,457

	Total Software & Services	163,349

	Technology Hardware & Equipment—8.1%
1,648	Apple, Inc.	326,172
7	Arista Networks, Inc.[1]	1,817
55	Arrow Electronics, Inc.[1]	3,920
47	Avnet, Inc.	2,128
56	CDW Corp.	6,216
32	Ciena Corp.[1]	1,316
11	Coherent, Inc.[1]	1,500
105	CommScope Holding Co., Inc.[1]	1,652
287	Corning, Inc.	9,537
64	Dell Technologies, Inc., Class C1	3,251
19	F5 Networks, Inc.[1]	2,767
29	FLIR Systems, Inc.	1,569
876	Hewlett Packard Enterprise Co.	13,096
1,003	HP, Inc.	20,852
9	IPG Photonics Corp.[1]	1,388
100	Jabil, Inc.	3,160
132	Juniper Networks, Inc.	3,515
20	Keysight Technologies, Inc.[1]	1,796
7	Littelfuse, Inc.	1,238
54	NCR Corp.[1]	1,680

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
93	NetApp, Inc.	$5,738
24	SYNNEX Corp.	2,362
47	Trimble, Inc.[1]	2,120
198	Western Digital Corp.	9,415
109	Xerox Corp.	3,860
16	Zebra Technologies Corp., Class A1	3,352

	Total Technology Hardware & Equipment	435,417

	Telecommunication Services—5.0%
4,143	AT&T, Inc.	138,832
616	CenturyLink, Inc.	7,244
292	Sprint Corp.[1]	1,918
65	Telephone & Data Systems, Inc.	1,976
96	T-Mobile US, Inc.[1]	7,117
1,938	Verizon Communications, Inc.	110,718
61	Zayo Group Holdings, Inc.[1]	2,008

	Total Telecommunication Services	269,813

	Transportation—3.0%
66	Alaska Air Group, Inc.	4,218
3	AMERCO	1,136
269	American Airlines Group, Inc.	8,772
67	C.H. Robinson Worldwide, Inc.	5,651
14	Copa Holdings SA, Class A	1,366
377	Delta Air Lines, Inc.	21,395
51	Expeditors International of Washington, Inc.	3,869
139	FedEx Corp.	22,822
17	Genesee & Wyoming, Inc., Class A1	1,700
39	JB Hunt Transport Services, Inc.	3,565
181	JetBlue Airways Corp.[1]	3,347
27	Kansas City Southern	3,289
15	Kirby Corp.[1]	1,185
75	Knight-Swift Transportation Holdings, Inc.	2,463
17	Landstar System, Inc.	1,836
29	Macquarie Infrastructure Corp.	1,176
20	Old Dominion Freight Line, Inc.	2,985
35	Ryder System, Inc.	2,041
286	Southwest Airlines Co.	14,523
162	United Continental Holdings, Inc.[1]	14,183
348	United Parcel Service, Inc., Class B	35,938
61	XPO Logistics, Inc.[1,2]	3,526

	Total Transportation	160,986

	Utilities—4.2%
417	AES Corp.	6,989
51	Alliant Energy Corp.	2,503
80	Ameren Corp.	6,009
166	American Electric Power Co., Inc.	14,610
34	American Water Works Co., Inc.	3,944
30	Aqua America, Inc.	1,241
30	Atmos Energy Corp.	3,167
198	CenterPoint Energy, Inc.	5,669
87	CMS Energy Corp.	5,038
103	Consolidated Edison, Inc.	9,031
70	DTE Energy Co.	8,952
235	Duke Energy Corp.	20,736
94	Edison International	6,337
74	Entergy Corp.	7,617
68	Evergy, Inc.	4,090
83	Eversource Energy	6,288

The accompanying notes are an integral part of these financial statements.

33

Invesco Russell 1000® Value Factor ETF (OVLU) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
474	Exelon Corp.	$22,724
124	FirstEnergy Corp.	5,309
39	Hawaiian Electric Industries, Inc.	1,699
14	IDACORP, Inc.	1,406
84	MDU Resources Group, Inc.	2,167
32	National Fuel Gas Co.	1,688
56	NiSource, Inc.	1,613
137	NRG Energy, Inc.	4,811
63	OGE Energy Corp.	2,681
287	PG&E Corp.[1]	6,578
37	Pinnacle West Capital Corp.	3,481
315	PPL Corp.	9,768
150	Public Service Enterprise Group, Inc.	8,823
348	Southern Co. (The)	19,237
79	UGI Corp.	4,219
129	Vistra Energy Corp.	2,921
87	WEC Energy Group, Inc.	7,253
158	Xcel Energy, Inc.	9,399

	Total Utilities	227,998

	Total Common Stocks (Cost $5,272,056)	5,380,411

	Money Market Fund—0.1%
5,604	Premier U.S. Government Money Portfolio, 2.26%[4] (Cost $5,604)	5,604

	Investment of Cash Collateral for Securities Loaned—0.2%
9,195	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[4,5]	9,195
3,064	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[4,5]	3,065

	Total Investment of Cash Collateral for Securities Loaned (Cost $12,260)	12,260

	Total Investments—100.4% (Cost $5,289,920)	5,398,275

	Liabilities in Excess of Other Assets—(0.4)%	(22,017)

	Net Assets—100.0%	$5,376,258

REIT—Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $12,274; total value of the collateral held by the Fund was $12,260.
[3]	Affiliated security (Note 4).
[4]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[5]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

34

Schedule of Investments

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Banks—6.1%
2,090	Bank of America Corp.	$60,610
247	BB&T Corp.	12,135
589	Citigroup, Inc.	41,248
1,021	JPMorgan Chase & Co.	114,148
42	M&T Bank Corp.	7,143
144	PNC Financial Services Group, Inc. (The)	19,768
116	SunTrust Banks, Inc.	7,291
506	U.S. Bancorp	26,514
1,260	Wells Fargo & Co.	59,623

	Total Banks	348,480

	Capital Goods—6.8%
184	3M Co.	31,895
73	AMETEK, Inc.	6,631
140	Boeing Co. (The)	50,961
42	Cummins, Inc.	7,196
85	Deere & Co.	14,085
120	Eaton Corp. PLC	9,994
181	Emerson Electric Co.	12,076
97	Fortive Corp.	7,908
85	General Dynamics Corp.	15,455
34	Harris Corp.[1]	6,430
262	Honeywell International, Inc.	45,743
25	IDEX Corp.	4,304
107	Illinois Tool Works, Inc.	16,137
72	Ingersoll-Rand PLC	9,120
261	Johnson Controls International PLC	10,782
22	L3 Technologies, Inc.	5,394
86	Lockheed Martin Corp.	31,264
49	Northrop Grumman Corp.	15,832
96	PACCAR, Inc.	6,879
92	Raytheon Co.	15,997
33	Rockwell Automation, Inc.	5,406
35	Roper Technologies, Inc.	12,819
46	Stanley Black & Decker, Inc.	6,652
35	Toro Co. (The)	2,342
278	United Technologies Corp.	36,196
55	Xylem, Inc.	4,600

	Total Capital Goods	392,098

	Commercial & Professional Services—0.8%
28	Cintas Corp.	6,644
131	IHS Markit Ltd.[1]	8,347
81	Republic Services, Inc.	7,018
55	Verisk Analytics, Inc.	8,055
159	Waste Management, Inc.	18,344

	Total Commercial & Professional Services	48,408

	Consumer Durables & Apparel—0.5%
372	NIKE, Inc., Class B	31,229

	Consumer Services—2.2%
20	Bright Horizons Family Solutions, Inc.[1]	3,017
75	Hilton Worldwide Holdings, Inc.	7,331
78	Marriott International, Inc., Class A	10,943
282	McDonald’s Corp.	58,560
58	Service Corp. International	2,713
403	Starbucks Corp.	33,784
96	Yum! Brands, Inc.	10,624

	Total Consumer Services	126,972

Shares		Value
	Common Stocks (continued)
	Diversified Financials—6.2%
202	AGNC Investment Corp.	$3,398
217	American Express Co.	26,786
545	Annaly Capital Management, Inc.	4,976
264	Bank of New York Mellon Corp. (The)	11,656
725	Berkshire Hathaway, Inc., Class B1	154,548
35	BlackRock, Inc.	16,425
130	Capital One Financial Corp.	11,796
35	Cboe Global Markets, Inc.	3,627
121	CME Group, Inc.	23,487
100	Discover Financial Services	7,759
12	FactSet Research Systems, Inc.	3,439
89	Goldman Sachs Group, Inc. (The)	18,209
189	Intercontinental Exchange, Inc.	16,243
51	Moody’s Corp.	9,961
25	MSCI, Inc.	5,970
40	Nasdaq, Inc.	3,847
58	Northern Trust Corp.	5,220
79	S&P Global, Inc.	17,995
102	Starwood Property Trust, Inc.	2,317
70	T. Rowe Price Group, Inc.	7,680

	Total Diversified Financials	355,339

	Energy—3.3%
560	Chevron Corp.	69,686
1,463	Exxon Mobil Corp.	112,110
189	Occidental Petroleum Corp.	9,503

	Total Energy	191,299

	Food & Staples Retailing—2.0%
146	Costco Wholesale Corp.	38,582
167	Sysco Corp.	11,810
203	Walgreens Boots Alliance, Inc.	11,098
483	Walmart, Inc.	53,367

	Total Food & Staples Retailing	114,857

	Food, Beverage & Tobacco—5.3%
628	Altria Group, Inc.	29,736
162	Archer-Daniels-Midland Co.	6,610
56	Brown-Forman Corp., Class B	3,104
1,444	Coca-Cola Co. (The)	73,528
50	Constellation Brands, Inc., Class A	9,847
202	General Mills, Inc.	10,609
51	Hershey Co. (The)	6,836
91	Hormel Foods Corp.	3,689
36	JM Smucker Co. (The)	4,147
85	Kellogg Co.	4,553
47	Lamb Weston Holdings, Inc.	2,978
42	McCormick & Co., Inc.	6,510
497	Mondelez International, Inc., Class A	26,788
531	PepsiCo, Inc.	69,630
483	Philip Morris International, Inc.	37,930
75	Tyson Foods, Inc., Class A	6,056

	Total Food, Beverage & Tobacco	302,551

	Health Care Equipment & Services—6.4%
563	Abbott Laboratories	47,348
70	Anthem, Inc.	19,755
161	Baxter International, Inc.	13,186
89	Becton Dickinson and Co.	22,429
419	Boston Scientific Corp.[1]	18,009

The accompanying notes are an integral part of these financial statements.

35

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
95	Cerner Corp.	$6,963
94	Cigna Corp.	14,810
15	Cooper Cos., Inc. (The)	5,053
362	CVS Health Corp.	19,725
224	Danaher Corp.	32,014
48	Henry Schein, Inc.[1]	3,355
30	Laboratory Corp. of America Holdings[1]	5,187
484	Medtronic PLC	47,137
43	Quest Diagnostics, Inc.	4,378
27	STERIS PLC	4,020
118	Stryker Corp.	24,258
289	UnitedHealth Group, Inc.	70,519
29	Varian Medical Systems, Inc.[1]	3,948
60	Zimmer Biomet Holdings, Inc.	7,064

	Total Health Care Equipment & Services	369,158

	Household & Personal Products—2.9%
87	Church & Dwight Co., Inc.	6,356
46	Clorox Co. (The)	7,043
308	Colgate-Palmolive Co.	22,074
68	Estee Lauder Cos., Inc., (The), Class A	12,452
123	Kimberly-Clark Corp.	16,393
930	Procter & Gamble Co. (The)	101,975

	Total Household & Personal Products	166,293

	Insurance—3.9%
270	Aflac, Inc.	14,799
5	Alleghany Corp.[1]	3,406
120	Allstate Corp. (The)	12,203
27	American Financial Group, Inc.	2,767
277	American International Group, Inc.	14,759
85	Aon PLC	16,403
138	Arch Capital Group Ltd.[1]	5,117
68	Arthur J. Gallagher & Co.	5,956
88	Brown & Brown, Inc.	2,948
168	Chubb Ltd.	24,745
53	Cincinnati Financial Corp.	5,494
9	Erie Indemnity Co., Class A	2,288
14	Everest Re Group Ltd.	3,460
84	Fidelity National Financial, Inc.	3,385
128	Hartford Financial Services Group, Inc. (The)	7,132
95	Loews Corp.	5,194
5	Markel Corp.[1]	5,448
187	Marsh & McLennan Cos., Inc.	18,653
204	MetLife, Inc.	10,133
204	Progressive Corp. (The)	16,306
111	Prudential Financial, Inc.	11,211
21	Reinsurance Group of America, Inc.	3,277
15	RenaissanceRe Holdings Ltd.	2,670
39	Torchmark Corp.	3,489
94	Travelers Cos., Inc. (The)	14,055
53	W.R. Berkley Corp.	3,494
45	Willis Towers Watson PLC	8,619

	Total Insurance	227,411

	Materials—2.0%
73	Air Products & Chemicals, Inc.	16,525
23	AptarGroup, Inc.	2,860
27	Avery Dennison Corp.	3,123
104	Ball Corp.	7,279

Shares		Value
	Common Stocks (continued)
	Materials (continued)
91	Ecolab, Inc.	$17,967
35	International Flavors & Fragrances, Inc.[2]	5,078
185	Linde PLC	37,148
77	PPG Industries, Inc.	8,987
27	Sherwin-Williams Co. (The)	12,374
35	Sonoco Products Co.	2,287

	Total Materials	113,628

	Media & Entertainment—5.7%
83	Alphabet, Inc., Class A1	89,873
85	Alphabet, Inc., Class C1	91,877
1,420	Comcast Corp., Class A	60,038
73	Omnicom Group, Inc.	5,982
589	Walt Disney Co. (The)	82,248

	Total Media & Entertainment	330,018

	Pharmaceuticals, Biotechnology & Life Sciences—8.2%
90	Agilent Technologies, Inc.	6,720
171	Amgen, Inc.	31,512
398	Bristol-Myers Squibb Co.	18,049
284	Eli Lilly & Co.	31,464
294	Gilead Sciences, Inc.	19,863
50	IQVIA Holdings, Inc.[1]	8,045
980	Johnson & Johnson	136,495
845	Merck & Co., Inc.	70,853
8	Mettler-Toledo International, Inc.[1]	6,720
1,981	Pfizer, Inc.	85,817
127	Thermo Fisher Scientific, Inc.	37,297
20	Waters Corp.[1]	4,305
146	Zoetis, Inc.	16,570

	Total Pharmaceuticals, Biotechnology & Life Sciences	473,710

	Real Estate—4.4%
37	Alexandria Real Estate Equities, Inc.	5,220
152	American Tower Corp.	31,076
49	Apartment Investment & Management Co., Class A	2,456
50	AvalonBay Communities, Inc.	10,159
52	Boston Properties, Inc.	6,708
32	Camden Property Trust	3,340
146	Crown Castle International Corp.	19,031
63	Digital Realty Trust, Inc.	7,421
121	Duke Realty Corp.	3,825
25	Equinix, Inc.	12,607
31	Equity LifeStyle Properties, Inc.	3,762
129	Equity Residential	9,794
23	Essex Property Trust, Inc.	6,714
38	Extra Space Storage, Inc.	4,032
26	Federal Realty Investment Trust	3,348
72	Gaming and Leisure Properties, Inc.	2,807
139	Invitation Homes, Inc.	3,715
50	Liberty Property Trust	2,502
38	Mid-America Apartment Communities, Inc.	4,475
53	National Retail Properties, Inc.	2,809
208	Prologis, Inc.	16,661
51	Public Storage	12,147
104	Realty Income Corp.	7,173
56	Regency Centers Corp.	3,737
33	SBA Communications Corp.[1]	7,420
104	Simon Property Group, Inc.	16,615

The accompanying notes are an integral part of these financial statements.

36

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
30	Sun Communities, Inc.	$3,846
97	UDR, Inc.	4,354
107	Ventas, Inc.	7,313
143	VICI Properties, Inc.	3,152
57	Vornado Realty Trust	3,654
126	Welltower, Inc.	10,273
207	Weyerhaeuser Co.	5,452
61	WP Carey, Inc.	4,952

	Total Real Estate	252,550

	Retailing—2.8%
8	AutoZone, Inc.[1]	8,796
70	Dollar General Corp.	9,461
47	Genuine Parts Co.	4,868
374	Home Depot, Inc. (The)	77,781
229	Lowe’s Cos., Inc.	23,108
21	O’Reilly Automotive, Inc.[1]	7,756
99	Ross Stores, Inc.	9,813
407	TJX Cos., Inc. (The)	21,522

	Total Retailing	163,105

	Semiconductors & Semiconductor Equipment—1.6%
97	Analog Devices, Inc.	10,949
1,098	Intel Corp.	52,561
262	Texas Instruments, Inc.	30,067

	Total Semiconductors & Semiconductor Equipment	93,577

	Software & Services—13.2%
217	Accenture PLC, Class A	40,095
120	Adobe, Inc.[1]	35,358
49	Amdocs Ltd.	3,042
25	ANSYS, Inc.[1]	5,121
147	Automatic Data Processing, Inc.	24,304
38	Broadridge Financial Solutions, Inc.	4,852
112	Fidelity National Information Services, Inc.	13,740
138	Fiserv, Inc.[1]	12,580
57	Genpact Ltd.	2,171
288	International Business Machines Corp.	39,715
68	Intuit, Inc.	17,770
28	Jack Henry & Associates, Inc.	3,750
290	Mastercard, Inc., Class A	76,714
2,254	Microsoft Corp.	301,946
728	Oracle Corp.	41,474
113	Paychex, Inc.	9,299
48	Synopsys, Inc.[1]	6,177
48	Total System Services, Inc.	6,157
31	VeriSign, Inc.[1]	6,484
575	Visa, Inc., Class A	99,791
139	Western Union Co. (The)	2,765
82	Worldpay, Inc., Class A1	10,049

	Total Software & Services	763,354

	Technology Hardware & Equipment—6.2%
100	Amphenol Corp., Class A	9,594
1,351	Apple, Inc.	267,390
1,309	Cisco Systems, Inc.	71,641
49	Motorola Solutions, Inc.	8,170

	Total Technology Hardware & Equipment	356,795

Shares		Value
	Common Stocks (continued)
	Telecommunication Services—2.9%
2,560	AT&T, Inc.	$85,786
1,427	Verizon Communications, Inc.	81,524

	Total Telecommunication Services	167,310

	Transportation—1.6%
42	C.H. Robinson Worldwide, Inc.	3,543
56	Expeditors International of Washington, Inc.	4,248
65	FedEx Corp.	10,673
67	Norfolk Southern Corp.	13,355
203	Union Pacific Corp.	34,329
226	United Parcel Service, Inc., Class B	23,339

	Total Transportation	89,487

	Utilities—5.0%
85	Alliant Energy Corp.	4,172
87	Ameren Corp.	6,535
177	American Electric Power Co., Inc.	15,578
66	American Water Works Co., Inc.	7,656
75	Aqua America, Inc.	3,103
42	Atmos Energy Corp.	4,433
167	CenterPoint Energy, Inc.	4,781
101	CMS Energy Corp.	5,849
119	Consolidated Edison, Inc.	10,434
284	Dominion Energy, Inc.	21,959
66	DTE Energy Co.	8,440
265	Duke Energy Corp.	23,384
94	Edison International	6,337
67	Entergy Corp.	6,896
85	Evergy, Inc.	5,113
113	Eversource Energy	8,561
327	Exelon Corp.	15,676
175	FirstEnergy Corp.	7,492
172	NextEra Energy, Inc.	35,236
122	NiSource, Inc.	3,514
67	OGE Energy Corp.	2,852
39	Pinnacle West Capital Corp.	3,669
246	PPL Corp.	7,628
176	Public Service Enterprise Group, Inc.	10,352
94	Sempra Energy	12,919
385	Southern Co. (The)	21,283
59	UGI Corp.	3,151
112	WEC Energy Group, Inc.	9,337
186	Xcel Energy, Inc.	11,065

	Total Utilities	287,405

	Total Common Stocks (Cost $4,934,641)	5,765,034

The accompanying notes are an integral part of these financial statements.

37

Invesco Russell 1000® Low Volatility Factor ETF (OVOL) (continued)

June 30, 2019

Shares		Value
	Investment of Cash Collateral for Securities Loaned—0.1%
2,417	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[3,4]	$2,417
805	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[3,4]	806

	Total Investment of Cash Collateral for Securities Loaned (Cost $3,223)	3,223

	Total Investments—100.1% (Cost $4,937,864)	5,768,257

	Liabilities in Excess of Other Assets—(0.1)%	(3,556)

	Net Assets—100.0%	$5,764,701

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the security on loan was $3,192; total value of the collateral held by the Fund was $3,223.
[3]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[4]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

38

Schedule of Investments

Invesco Russell 1000® Size Factor ETF (OSIZ)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Automobiles & Components—1.0%
277	BorgWarner, Inc.	$11,629
390	Gentex Corp.	9,598
414	Goodyear Tire & Rubber Co. (The)	6,334
245	Harley-Davidson, Inc.	8,778
83	Lear Corp.	11,560
96	Thor Industries, Inc.	5,611

	Total Automobiles & Components	53,510

	Banks—4.9%
286	Associated Banc-Corp.	6,046
72	Bank of Hawaii Corp.	5,970
208	Bank OZK	6,259
172	BankUnited, Inc.	5,803
50	BOK Financial Corp.	3,774
156	CIT Group, Inc.	8,196
167	Comerica, Inc.	12,131
143	Commerce Bancshares, Inc.	8,531
84	Cullen/Frost Bankers, Inc.	7,867
210	East West Bancorp, Inc.	9,822
561	F.N.B. Corp.	6,603
12	First Citizens BancShares, Inc., Class A	5,403
237	First Hawaiian, Inc.	6,131
517	First Horizon National Corp.	7,719
963	Huntington Bancshares, Inc.	13,309
12	LendingTree, Inc.[1]	5,040
564	MGIC Investment Corp.[1]	7,411
731	New York Community Bancorp, Inc.	7,295
194	PacWest Bancorp	7,533
578	People’s United Financial, Inc.	9,699
125	Pinnacle Financial Partners, Inc.	7,185
149	Popular, Inc.	8,082
108	Prosperity Bancshares, Inc.	7,133
895	Regions Financial Corp.	13,371
78	Signature Bank	9,426
347	Sterling Bancorp	7,384
57	SVB Financial Group[1]	12,802
236	Synovus Financial Corp.	8,260
286	TCF Financial Corp.	5,946
91	Texas Capital Bancshares, Inc.[1]	5,585
78	TFS Financial Corp.	1,410
383	Umpqua Holdings Corp.	6,354
153	Webster Financial Corp.	7,309
160	Western Alliance Bancorp[1]	7,155
96	Wintrust Financial Corp.	7,023
233	Zions Bancorp NA	10,713

	Total Banks	275,680

	Capital Goods—9.9%
208	A.O. Smith Corp.	9,809
63	Acuity Brands, Inc.	8,688
245	AECOM[1]	9,273
99	AGCO Corp.	7,679
175	Air Lease Corp.	7,235
112	Allegion PLC	12,382
178	Allison Transmission Holdings, Inc.	8,250
455	Arconic, Inc.	11,748
80	Armstrong World Industries, Inc.	7,776
155	BWX Technologies, Inc.	8,076
74	Carlisle Cos., Inc.	10,390

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
167	Colfax Corp.[1]	$4,681
81	Crane Co.	6,759
68	Curtiss-Wright Corp.	8,645
187	Donaldson Co., Inc.	9,511
136	Dover Corp.	13,627
191	Flowserve Corp.	10,064
237	Fluor Corp.	7,985
195	Fortune Brands Home & Security, Inc.	11,140
181	Gardner Denver Holdings, Inc.[1]	6,263
214	Graco, Inc.	10,739
111	GrafTech International Ltd.	1,277
233	HD Supply Holdings, Inc.[1]	9,385
34	HEICO Corp.[2]	4,550
66	HEICO Corp., Class A	6,822
123	Hexcel Corp.	9,948
78	Hubbell, Inc.	10,171
50	Huntington Ingalls Industries, Inc.	11,237
77	IDEX Corp.	13,255
137	ITT, Inc.	8,971
146	Jacobs Engineering Group, Inc.	12,321
39	Lennox International, Inc.	10,725
96	Lincoln Electric Holdings, Inc.	7,903
325	Masco Corp.	12,753
75	Middleby Corp. (The)[1]	10,178
78	MSC Industrial Direct Co., Inc., Class A	5,792
78	Nordson Corp.	11,022
263	nVent Electric PLC	6,520
109	Oshkosh Corp.	9,100
166	Owens Corning	9,661
252	Pentair PLC	9,374
223	Quanta Services, Inc.	8,516
76	Regal Beloit Corp.	6,210
229	Resideo Technologies, Inc.[1]	5,020
220	Sensata Technologies Holding PLC[1]	10,780
68	Snap-on, Inc.	11,264
129	Spirit AeroSystems Holdings, Inc., Class A	10,497
44	Teledyne Technologies, Inc.[1]	12,050
254	Textron, Inc.	13,472
118	Timken Co. (The)	6,058
146	Toro Co. (The)	9,767
197	Trinity Industries, Inc.	4,088
97	United Rentals, Inc.[1]	12,865
276	Univar, Inc.[1]	6,083
40	Valmont Industries, Inc.	5,072
38	W.W. Grainger, Inc.	10,193
72	WABCO Holdings, Inc.[1]	9,547
161	Wabtec Corp.[2]	11,553
50	Watsco, Inc.	8,177
85	WESCO International, Inc.[1]	4,305
77	Woodward, Inc.	8,713
164	Xylem, Inc.	13,717

	Total Capital Goods	559,632

	Commercial & Professional Services—1.5%
185	ADT, Inc.[2]	1,132
89	Clean Harbors, Inc.[1]	6,328
103	Equifax, Inc.	13,930
176	IAA, Inc.[1]	6,825
176	KAR Auction Services, Inc.	4,400

The accompanying notes are an integral part of these financial statements.

39

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Commercial & Professional Services (continued)
93	ManpowerGroup, Inc.	$8,984
454	Nielsen Holdings PLC	10,260
166	Robert Half International, Inc.	9,464
138	Rollins, Inc.	4,950
148	Stericycle, Inc.[1]	7,067
183	TransUnion	13,452

	Total Commercial & Professional Services	86,792

	Consumer Durables & Apparel—3.7%
149	Brunswick Corp.	6,838
226	Capri Holdings Ltd.[1]	7,838
76	Carter’s, Inc.	7,413
43	Columbia Sportswear Co.	4,307
124	Garmin Ltd.	9,895
552	Hanesbrands, Inc.	9,505
116	Hasbro, Inc.	12,259
211	Leggett & Platt, Inc.	8,096
601	Mattel, Inc.[1,2]	6,737
68	Mohawk Industries, Inc.[1]	10,028
570	Newell Brands, Inc.	8,789
3	NVR, Inc.[1]	10,111
91	Polaris Industries, Inc.	8,302
318	PulteGroup, Inc.	10,055
107	PVH Corp.	10,126
79	Ralph Lauren Corp.	8,974
109	Roku, Inc.[1]	9,873
225	Skechers U.S.A., Inc., Class A1	7,085
366	Tapestry, Inc.	11,613
80	Tempur Sealy International, Inc.[1]	5,870
211	Toll Brothers, Inc.	7,727
310	Under Armour, Inc., Class A1	7,859
313	Under Armour, Inc., Class C1	6,949
84	Whirlpool Corp.	11,958

	Total Consumer Durables & Apparel	208,207

	Consumer Services—4.2%
303	Aramark	10,926
74	Bright Horizons Family Solutions, Inc.[1]	11,164
841	Caesars Entertainment Corp.[1]	9,941
54	Choice Hotels International, Inc.	4,699
107	Darden Restaurants, Inc.	13,025
42	Domino’s Pizza, Inc.	11,688
120	Dunkin’ Brands Group, Inc.	9,559
332	Extended Stay America, Inc.	5,608
149	frontdoor, Inc.[1]	6,489
8	Graham Holdings Co., Class B	5,520
71	Grand Canyon Education, Inc.[1]	8,308
313	H&R Block, Inc.	9,171
169	Hilton Grand Vacations, Inc.[1]	5,378
69	Hyatt Hotels Corp., Class A	5,253
180	International Game Technology PLC	2,335
478	MGM Resorts International	13,656
216	Norwegian Cruise Line Holdings Ltd.[1]	11,584
121	Planet Fitness, Inc., Class A1	8,765
228	Service Corp. International	10,666
183	ServiceMaster Global Holdings, Inc.[1]	9,532
132	Six Flags Entertainment Corp.	6,558
49	Vail Resorts, Inc.	10,936
307	Wendy’s Co. (The)	6,011

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
158	Wyndham Destinations, Inc.	$6,936
149	Wyndham Hotels & Resorts, Inc.	8,305
100	Wynn Resorts Ltd.	12,399
300	Yum China Holdings, Inc.	13,860

	Total Consumer Services	238,272

	Diversified Financials—5.0%
84	Affiliated Managers Group, Inc.	7,740
654	AGNC Investment Corp.	11,000
409	Ally Financial, Inc.	12,675
1,378	Annaly Capital Management, Inc.	12,581
330	AXA Equitable Holdings, Inc.	6,897
561	BGC Partners, Inc., Class A	2,934
109	Cboe Global Markets, Inc.	11,296
326	Chimera Investment Corp.	6,152
13	Credit Acceptance Corp.[1]	6,290
260	E*TRADE Financial Corp.	11,596
183	Eaton Vance Corp.	7,893
72	Evercore, Inc., Class A	6,377
41	FactSet Research Systems, Inc.	11,749
220	Franklin Resources, Inc.	7,656
124	Interactive Brokers Group, Inc., Class A	6,721
512	Invesco Ltd.[3]	10,475
276	Janus Henderson Group PLC	5,906
400	Jefferies Financial Group, Inc.	7,692
187	Lazard Ltd., Class A	6,431
151	Legg Mason, Inc.	5,780
116	LPL Financial Holdings, Inc.	9,462
38	MarketAxess Holdings, Inc.	12,214
797	MFA Financial, Inc.	5,722
29	Morningstar, Inc.	4,195
97	Nasdaq, Inc.	9,328
375	Navient Corp.	5,119
596	New Residential Investment Corp.	9,172
109	OneMain Holdings, Inc.	3,685
128	Raymond James Financial, Inc.	10,822
137	Santander Consumer USA Holdings, Inc.	3,283
170	SEI Investments Co.	9,537
721	SLM Corp.	7,008
395	Starwood Property Trust, Inc.	8,974
477	Two Harbors Investment Corp.	6,044
87	Virtu Financial, Inc., Class A	1,895
193	Voya Financial, Inc.	10,673

	Total Diversified Financials	282,974

	Energy—3.6%
327	Antero Midstream Corp.	3,747
501	Antero Resources Corp.[1]	2,771
429	Apache Corp.	12,428
144	Apergy Corp.[1]	4,830
545	Baker Hughes a GE Co.	13,423
453	Cabot Oil & Gas Corp.	10,401
346	Centennial Resource Development, Inc., Class A1	2,626
2,321	Chesapeake Energy Corp.[1,2]	4,526
149	Cimarex Energy Co.	8,840
81	Continental Resources, Inc.[1]	3,409
454	Devon Energy Corp.	12,948
409	EQT Corp.	6,466
319	Equitrans Midstream Corp.	6,288

The accompanying notes are an integral part of these financial statements.

40

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Energy (continued)
164	Helmerich & Payne, Inc.	$8,302
225	HollyFrontier Corp.	10,413
671	Kosmos Energy Ltd.	4,207
877	Marathon Oil Corp.	12,462
272	Murphy Oil Corp.	6,705
494	National Oilwell Varco, Inc.	10,982
526	Noble Energy, Inc.	11,782
423	Parsley Energy, Inc., Class A1	8,041
385	Patterson-UTI Energy, Inc.	4,431
212	PBF Energy, Inc., Class A	6,636
395	Range Resources Corp.	2,757
276	Targa Resources Corp.	10,836
988	Transocean Ltd.[1]	6,333
680	WPX Energy, Inc.[1]	7,827

	Total Energy	204,417

	Food & Staples Retailing—0.4%
59	Casey’s General Stores, Inc.	9,203
219	Sprouts Farmers Market, Inc.[1]	4,137
289	US Foods Holding Corp.[1]	10,335

	Total Food & Staples Retailing	23,675

	Food, Beverage & Tobacco—1.9%
14	Beyond Meat, Inc.[1]	2,250
27	Brown-Forman Corp., Class A	1,485
184	Bunge Ltd.	10,251
178	Campbell Soup Co.	7,132
452	Conagra Brands, Inc.	11,987
312	Flowers Foods, Inc.	7,260
172	Hain Celestial Group, Inc. (The)[1]	3,767
105	Ingredion, Inc.	8,661
98	JM Smucker Co. (The)	11,289
56	Keurig Dr Pepper, Inc.	1,618
180	Lamb Weston Holdings, Inc.	11,405
187	Molson Coors Brewing Co., Class B	10,472
76	Pilgrim’s Pride Corp.[1]	1,930
85	Post Holdings, Inc.[1]	8,837
100	TreeHouse Foods, Inc.[1]	5,410

	Total Food, Beverage & Tobacco	103,754

	Health Care Equipment & Services—5.4%
45	ABIOMED, Inc.[1]	11,722
157	Acadia Healthcare Co., Inc.[1]	5,487
67	Cantel Medical Corp.	5,403
287	Cardinal Health, Inc.	13,518
24	Chemed Corp.	8,660
41	Cooper Cos., Inc. (The)	13,812
177	Covetrus, Inc.[1]	4,329
172	DaVita, Inc.[1]	9,677
214	DENTSPLY SIRONA, Inc.	12,489
96	DexCom, Inc.[1]	14,385
146	Encompass Health Corp.	9,250
48	Guardant Health, Inc.[1]	4,144
172	Henry Schein, Inc.[1]	12,023
95	Hill-Rom Holdings, Inc.	9,939
268	Hologic, Inc.[1]	12,869
32	ICU Medical, Inc.[1]	8,061
84	Insulet Corp.[1]	10,028
119	Integra LifeSciences Holdings Corp.[1]	6,646
65	Masimo Corp.[1]	9,673

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
90	Medidata Solutions, Inc.[1]	$8,146
159	MEDNAX, Inc.[1]	4,012
75	Molina Healthcare, Inc.[1]	10,735
50	Penumbra, Inc.[1]	8,000
97	Premier, Inc., Class A1	3,794
127	Quest Diagnostics, Inc.	12,930
87	STERIS PLC	12,953
42	Teleflex, Inc.	13,908
92	Universal Health Services, Inc., Class B	11,996
93	Varian Medical Systems, Inc.[1]	12,660
45	WellCare Health Plans, Inc.[1]	12,828
91	West Pharmaceutical Services, Inc.	11,389

	Total Health Care Equipment & Services	305,466

	Household & Personal Products—0.4%
341	Coty, Inc., Class A	4,569
115	Energizer Holdings, Inc.	4,444
151	Herbalife Nutrition Ltd.[1]	6,457
101	Nu Skin Enterprises, Inc., Class A	4,981
65	Spectrum Brands Holdings, Inc.	3,495

	Total Household & Personal Products	23,946

	Insurance—4.6%
16	Alleghany Corp.[1]	10,898
90	American Financial Group, Inc.	9,222
13	American National Insurance Co.	1,514
341	Arch Capital Group Ltd.[1]	12,644
89	Assurant, Inc.	9,468
165	Assured Guaranty Ltd.	6,943
219	Athene Holding Ltd., Class A1	9,430
130	Axis Capital Holdings Ltd.	7,755
194	Brighthouse Financial, Inc.[1]	7,118
285	Brown & Brown, Inc.	9,548
28	CNA Financial Corp.	1,318
28	Erie Indemnity Co., Class A	7,120
45	Everest Re Group Ltd.	11,123
287	Fidelity National Financial, Inc.	11,566
163	First American Financial Corp.	8,753
64	Hanover Insurance Group, Inc. (The)	8,211
94	Kemper Corp.	8,111
200	Lincoln National Corp.	12,890
12	Markel Corp.[1]	13,075
48	Mercury General Corp.	3,000
396	Old Republic International Corp.	8,862
67	Primerica, Inc.	8,037
239	Principal Financial Group, Inc.	13,843
74	Reinsurance Group of America, Inc.	11,546
57	RenaissanceRe Holdings Ltd.	10,147
127	Torchmark Corp.	11,361
297	Unum Group	9,964
149	W.R. Berkley Corp.	9,824
6	White Mountains Insurance Group Ltd.	6,129

	Total Insurance	259,420

	Materials—6.6%
147	Albemarle Corp.	10,350
314	Alcoa Corp.[1]	7,351
86	AptarGroup, Inc.	10,693
100	Ashland Global Holdings, Inc.	7,997
103	Avery Dennison Corp.	11,915

The accompanying notes are an integral part of these financial statements.

41

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials (continued)
314	Axalta Coating Systems Ltd.[1]	$9,348
191	Berry Global Group, Inc.[1]	10,045
108	Cabot Corp.	5,153
126	Celanese Corp.	13,583
267	CF Industries Holdings, Inc.	12,472
285	Chemours Co. (The)	6,840
173	Crown Holdings, Inc.[1]	10,570
115	Domtar Corp.	5,121
77	Eagle Materials, Inc.	7,138
166	Eastman Chemical Co.	12,920
420	Element Solutions, Inc.[1]	4,343
151	FMC Corp.	12,525
1,274	Freeport-McMoRan, Inc.	14,791
500	Graphic Packaging Holding Co.	6,990
374	Huntsman Corp.	7,645
92	International Flavors & Fragrances, Inc.	13,348
58	Martin Marietta Materials, Inc.	13,346
444	Mosaic Co. (The)	11,113
11	NewMarket Corp.	4,410
260	Nucor Corp.	14,326
291	Olin Corp.	6,376
287	Owens-Illinois, Inc.	4,956
117	Packaging Corp. of America	11,152
98	Reliance Steel & Aluminum Co.	9,273
98	Royal Gold, Inc.	10,044
177	RPM International, Inc.	10,816
62	Scotts Miracle-Gro Co., (The)	6,107
220	Sealed Air Corp.	9,412
138	Silgan Holdings, Inc.	4,223
144	Sonoco Products Co.	9,409
39	Southern Copper Corp.	1,515
321	Steel Dynamics, Inc.	9,694
326	United States Steel Corp.	4,991
332	Valvoline, Inc.	6,484
47	Westlake Chemical Corp.	3,265
319	WestRock Co.	11,634
92	WR Grace & Co.	7,002

	Total Materials	370,686

	Media & Entertainment—4.4%
337	Altice USA, Inc., Class A1	8,206
81	AMC Networks, Inc., Class A1	4,414
6	Cable One, Inc.	7,026
175	Cinemark Holdings, Inc.	6,317
141	Discovery, Inc., Class A1,2	4,329
317	Discovery, Inc., Class C1	9,019
280	DISH Network Corp., Class A1	10,755
339	Fox Corp., Class A	12,421
193	Fox Corp., Class B	7,050
146	GCI Liberty, Inc., Class A1	8,973
488	Interpublic Group of Cos., Inc. (The)	11,024
84	John Wiley & Sons, Inc., Class A	3,852
18	Liberty Broadband Corp., Class A1	1,851
76	Liberty Broadband Corp., Class C1	7,921
31	Liberty Media Corp.-Liberty Formula One, Class A1	1,112
245	Liberty Media Corp.-Liberty Formula One, Class C1	9,165
88	Liberty Media Corp.-Liberty SiriusXM, Class A1	3,327
163	Liberty Media Corp.-Liberty SiriusXM, Class C1	6,191
99	Lions Gate Entertainment Corp., Class A	1,213

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
196	Lions Gate Entertainment Corp., Class B	$2,276
122	Live Nation Entertainment, Inc.[1]	8,082
28	Madison Square Garden Co. (The), Class A1	7,838
87	Match Group, Inc.	5,852
250	New York Times Co., (The), Class A	8,155
538	News Corp., Class A	7,258
170	News Corp., Class B	2,373
72	Nexstar Media Group, Inc., Class A	7,272
104	Sinclair Broadcast Group, Inc., Class A	5,578
727	Sirius XM Holdings, Inc.	4,057
110	Take-Two Interactive Software, Inc.[1]	12,488
147	Tribune Media Co., Class A	6,794
162	TripAdvisor, Inc.[1]	7,499
353	Viacom, Inc., Class B	10,544
76	World Wrestling Entertainment, Inc., Class A	5,488
104	Zillow Group, Inc., Class A1	4,759
181	Zillow Group, Inc., Class C1,2	8,397
1,256	Zynga, Inc., Class A1	7,699

	Total Media & Entertainment	246,575

	Pharmaceuticals, Biotechnology & Life Sciences—5.0%
94	Agios Pharmaceuticals, Inc.[1,2]	4,689
273	Alkermes PLC[1]	6,153
144	Alnylam Pharmaceuticals, Inc.[1]	10,449
151	BioMarin Pharmaceutical, Inc.[1]	12,933
29	Bio-Rad Laboratories, Inc., Class A1	9,065
50	Bio-Techne Corp.	10,424
78	Bluebird Bio, Inc.[1]	9,922
147	Bruker Corp.	7,343
204	Catalent, Inc.[1]	11,059
70	Charles River Laboratories International, Inc.[1]	9,933
378	Elanco Animal Health, Inc.[1]	12,776
117	Exact Sciences Corp.[1]	13,811
441	Exelixis, Inc.[1]	9,424
301	Horizon Therapeutics PLC[1]	7,242
152	Ionis Pharmaceuticals, Inc.[1]	9,769
75	Jazz Pharmaceuticals PLC[1]	10,692
633	Mylan NV1	12,052
256	Nektar Therapeutics[1]	9,108
118	Neurocrine Biosciences, Inc.[1]	9,963
128	PerkinElmer, Inc.	12,332
189	Perrigo Co. PLC	9,000
88	PRA Health Sciences, Inc.[1]	8,725
272	QIAGEN NV1	11,030
61	Sage Therapeutics, Inc.[1,2]	11,168
88	Sarepta Therapeutics, Inc.[1]	13,372
119	Seattle Genetics, Inc.[1]	8,236
74	United Therapeutics Corp.[1]	5,776
61	Waters Corp.[1]	13,130

	Total Pharmaceuticals, Biotechnology & Life Sciences	279,576

	Real Estate—9.6%
196	American Campus Communities, Inc.	9,047
346	American Homes 4 Rent, Class A	8,411
282	Americold Realty Trust	9,142
197	Apartment Investment & Management Co., Class A	9,874
366	Apple Hospitality REIT, Inc.	5,805
319	Brandywine Realty Trust	4,568

The accompanying notes are an integral part of these financial statements.

42

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
463	Brixmor Property Group, Inc.	$8,278
182	Brookfield Property REIT, Inc., Class A	3,438
105	Camden Property Trust	10,961
883	Colony Capital, Inc.	4,415
215	Columbia Property Trust, Inc.	4,459
60	CoreSite Realty Corp.	6,910
200	Corporate Office Properties Trust	5,274
146	Cousins Properties, Inc.	5,281
270	CubeSmart	9,029
157	CyrusOne, Inc.	9,062
223	Douglas Emmett, Inc.	8,884
385	Duke Realty Corp.	12,170
268	Empire State Realty Trust, Inc., Class A	3,969
111	EPR Properties	8,279
203	Equity Commonwealth	6,602
91	Equity LifeStyle Properties, Inc.	11,042
111	Extra Space Storage, Inc.	11,777
85	Federal Realty Investment Trust	10,945
252	Gaming and Leisure Properties, Inc.	9,823
396	HCP, Inc.	12,664
301	Healthcare Trust of America, Inc., Class A	8,256
166	Highwoods Properties, Inc.	6,856
272	Hospitality Properties Trust	6,800
671	Host Hotels & Resorts, Inc.	12,226
65	Howard Hughes Corp. (The)[1]	8,050
236	Hudson Pacific Properties, Inc.	7,852
351	Invitation Homes, Inc.	9,382
347	Iron Mountain, Inc.	10,861
188	JBG SMITH Properties	7,396
68	Jones Lang LaSalle, Inc.	9,567
132	Kilroy Realty Corp.	9,743
542	Kimco Realty Corp.	10,016
119	Lamar Advertising Co., Class A	9,604
202	Liberty Property Trust	10,108
76	Life Storage, Inc.	7,226
220	Macerich Co. (The)	7,368
537	Medical Properties Trust, Inc.	9,365
106	Mid-America Apartment Communities, Inc.	12,483
199	National Retail Properties, Inc.	10,549
281	Omega Healthcare Investors, Inc.	10,327
246	Outfront Media, Inc.	6,344
354	Paramount Group, Inc.	4,960
304	Park Hotels & Resorts, Inc.	8,378
223	Rayonier, Inc.	6,757
175	Regency Centers Corp.	11,679
393	Retail Properties of America, Inc., Class A	4,622
261	SITE Centers Corp.	3,456
113	SL Green Realty Corp.	9,082
149	Spirit Realty Capital, Inc.	6,356
270	STORE Capital Corp.	8,961
90	Sun Communities, Inc.	11,537
107	Taubman Centers, Inc.	4,369
268	UDR, Inc.	12,030
1,199	VEREIT, Inc.	10,803
491	VICI Properties, Inc.	10,822
166	Vornado Realty Trust	10,641
209	Weingarten Realty Investors	5,731
148	WP Carey, Inc.	12,015

	Total Real Estate	542,687

Shares		Value
	Common Stocks (continued)
	Retailing—4.0%
72	Advance Auto Parts, Inc.	$11,098
93	AutoNation, Inc.[1]	3,901
72	Burlington Stores, Inc.[1]	12,251
156	CarMax, Inc.[1]	13,546
73	Carvana Co.[1]	4,569
127	Dick’s Sporting Goods, Inc.	4,398
159	Etsy, Inc.[1]	9,758
74	Five Below, Inc.[1]	8,882
116	Floor & Decor Holdings, Inc., Class A1,2	4,860
183	Foot Locker, Inc.	7,671
296	Gap, Inc. (The)	5,319
121	Genuine Parts Co.	12,533
135	GrubHub, Inc.[1]	10,529
208	Kohl’s Corp.	9,890
331	L Brands, Inc.	8,639
400	LKQ Corp.[1]	10,644
444	Macy’s, Inc.	9,528
172	Nordstrom, Inc.[2]	5,480
76	Ollie’s Bargain Outlet Holdings, Inc.[1]	6,620
60	Penske Automotive Group, Inc.	2,838
52	Pool Corp.	9,932
620	Qurate Retail, Inc.[1]	7,682
129	Tiffany & Co.	12,080
119	Tractor Supply Co.	12,947
136	Urban Outfitters, Inc.[1]	3,094
73	Wayfair, Inc., Class A1	10,658
126	Williams-Sonoma, Inc.	8,190

	Total Retailing	227,537

	Semiconductors & Semiconductor Equipment—2.6%
157	Cree, Inc.[1]	8,820
518	Cypress Semiconductor Corp.	11,520
217	Entegris, Inc.	8,098
120	First Solar, Inc.[1]	7,882
557	Marvell Technology Group Ltd.	13,296
235	Maxim Integrated Products, Inc.	14,058
92	MKS Instruments, Inc.	7,166
66	Monolithic Power Systems, Inc.	8,961
548	ON Semiconductor Corp.[1]	11,075
163	Qorvo, Inc.[1]	10,857
177	Skyworks Solutions, Inc.	13,677
231	Teradyne, Inc.	11,067
59	Universal Display Corp.	11,096
165	Versum Materials, Inc.	8,511

	Total Semiconductors & Semiconductor Equipment	146,084

	Software & Services—10.2%
105	2U, Inc.[1]	3,952
156	Akamai Technologies, Inc.[1]	12,502
61	Alliance Data Systems Corp.	8,548
76	Alteryx, Inc., Class A1	8,293
173	Amdocs Ltd.	10,742
125	Anaplan, Inc.[1]	6,309
90	Aspen Technology, Inc.[1]	11,185
90	Atlassian Corp. PLC, Class A1	11,776
68	Avalara, Inc.[1]	4,910
179	Black Knight, Inc.[1]	10,767
166	Booz Allen Hamilton Holding Corp.	10,991
99	Broadridge Financial Solutions, Inc.	12,640

The accompanying notes are an integral part of these financial statements.

43

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
38	CACI International, Inc., Class A1	$7,774
180	CDK Global, Inc.	8,899
86	Ceridian HCM Holding, Inc.[1]	4,317
122	Citrix Systems, Inc.	11,973
143	CoreLogic, Inc.[1]	5,982
86	Coupa Software, Inc.[1]	10,888
175	DocuSign, Inc.[1]	8,699
330	Dropbox, Inc., Class A1	8,266
255	DXC Technology Co.	14,063
55	Elastic NV1	4,106
61	EPAM Systems, Inc.[1]	10,559
64	Euronet Worldwide, Inc.[1]	10,767
35	Fair Isaac Corp.[1]	10,991
359	FireEye, Inc.[1]	5,317
486	First Data Corp., Class A1	13,156
139	Fortinet, Inc.[1]	10,679
79	Gartner, Inc.[1]	12,714
226	Genpact Ltd.	8,608
164	GoDaddy, Inc., Class A1	11,505
104	Guidewire Software, Inc.[1]	10,544
54	HubSpot, Inc.[1]	9,208
86	Jack Henry & Associates, Inc.	11,517
145	Leidos Holdings, Inc.	11,578
85	LogMeIn, Inc.	6,263
107	Manhattan Associates, Inc.[1]	7,418
37	MongoDB, Inc.[1]	5,627
70	New Relic, Inc.[1]	6,056
457	Nuance Communications, Inc.[1]	7,298
233	Nutanix, Inc., Class A1	6,044
103	Okta, Inc.[1]	12,722
48	Paycom Software, Inc.[1]	10,883
50	Paylocity Holding Corp.[1]	4,691
57	Pegasystems, Inc.	4,059
112	Pluralsight, Inc., Class A1	3,396
79	Proofpoint, Inc.[1]	9,500
120	PTC, Inc.[1]	10,771
121	RealPage, Inc.[1]	7,121
87	RingCentral, Inc., Class A1	9,998
416	Sabre Corp.	9,235
146	Smartsheet, Inc., Class A1	7,066
69	SolarWinds Corp.[1]	1,265
195	SS&C Technologies Holdings, Inc.	11,234
117	Switch, Inc., Class A	1,532
597	Symantec Corp.	12,991
94	Tableau Software, Inc., Class A1	15,606
196	Teradata Corp.[1]	7,027
50	Trade Desk, Inc. (The), Class A1	11,389
48	Tyler Technologies, Inc.[1]	10,369
540	Western Union Co. (The)	10,741
55	WEX, Inc.[1]	11,445
128	Zendesk, Inc.[1]	11,396
76	Zscaler, Inc.[1]	5,825

	Total Software & Services	573,693

	Technology Hardware & Equipment—4.5%
130	Arrow Electronics, Inc.[1]	9,265
173	Avnet, Inc.	7,832
125	CDW Corp.	13,875
236	Ciena Corp.[1]	9,707

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
226	Cognex Corp.	$10,843
44	Coherent, Inc.[1]	6,000
340	CommScope Holding Co., Inc.[1]	5,348
168	Dell Technologies, Inc., Class C1	8,534
106	Dolby Laboratories, Inc., Class A	6,848
90	EchoStar Corp., Class A1	3,989
77	F5 Networks, Inc.[1]	11,213
191	FLIR Systems, Inc.	10,333
50	IPG Photonics Corp.[1]	7,712
255	Jabil, Inc.	8,058
425	Juniper Networks, Inc.	11,318
165	Keysight Technologies, Inc.[1]	14,819
40	Littelfuse, Inc.	7,076
203	National Instruments Corp.	8,524
206	NCR Corp.[1]	6,407
211	NetApp, Inc.	13,019
385	Pure Storage, Inc., Class A1	5,879
67	SYNNEX Corp.	6,593
283	Trimble, Inc.[1]	12,766
19	Ubiquiti Networks, Inc.	2,498
86	ViaSat, Inc.[1]	6,951
312	Western Digital Corp.	14,836
258	Xerox Corp.	9,136
63	Zebra Technologies Corp., Class A1	13,198

	Total Technology Hardware & Equipment	252,577

	Telecommunication Services—0.6%
1,125	CenturyLink, Inc.	13,230
247	Sprint Corp.[1]	1,623
179	Telephone & Data Systems, Inc.	5,442
28	United States Cellular Corp.[1]	1,251
296	Zayo Group Holdings, Inc.[1]	9,741

	Total Telecommunication Services	31,287

	Transportation—2.7%
164	Alaska Air Group, Inc.	10,481
12	AMERCO	4,543
394	American Airlines Group, Inc.	12,848
144	C.H. Robinson Worldwide, Inc.	12,146
57	Copa Holdings SA, Class A	5,562
171	Expeditors International of Washington, Inc.	12,972
86	Genesee & Wyoming, Inc., Class A1	8,600
103	JB Hunt Transport Services, Inc.	9,415
467	JetBlue Airways Corp.[1]	8,635
104	Kansas City Southern	12,669
96	Kirby Corp.[1]	7,584
200	Knight-Swift Transportation Holdings, Inc.	6,568
68	Landstar System, Inc.	7,343
26	Lyft, Inc., Class A1	1,709
128	Macquarie Infrastructure Corp.	5,189
71	Old Dominion Freight Line, Inc.	10,598
95	Ryder System, Inc.	5,539
108	Schneider National, Inc., Class B	1,970
146	XPO Logistics, Inc.[1,2]	8,440

	Total Transportation	152,811

	Utilities—3.3%
725	AES Corp.	12,151
247	Alliant Energy Corp.	12,123
268	Aqua America, Inc.	11,087

The accompanying notes are an integral part of these financial statements.

44

Invesco Russell 1000® Size Factor ETF (OSIZ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
116	Atmos Energy Corp.	$12,245
46	Avangrid, Inc.	2,323
437	CenterPoint Energy, Inc.	12,511
213	Evergy, Inc.	12,812
176	Hawaiian Electric Industries, Inc.	7,665
79	IDACORP, Inc.	7,934
312	MDU Resources Group, Inc.	8,050
132	National Fuel Gas Co.	6,963
410	NiSource, Inc.	11,808
318	NRG Energy, Inc.	11,168
251	OGE Energy Corp.	10,682
635	PG&E Corp.[1]	14,554
122	Pinnacle West Capital Corp.	11,479
209	UGI Corp.	11,163
430	Vistra Energy Corp.	9,735

	Total Utilities	186,453

	Total Common Stocks (Cost $5,414,607)	5,635,711

	Money Market Fund—0.0%[4]
322	Premier U.S. Government Money Portfolio, 2.26%[5] (Cost $322)	322

	Investment of Cash Collateral for Securities Loaned—1.0%
41,491	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[5,6]	41,491
14,577	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[5,6]	14,583

	Total Investment of Cash Collateral for Securities Loaned (Cost $56,073)	56,074

	Total Investments—101.0% (Cost $5,471,002)	5,692,107

	Liabilities in Excess of Other Assets—(1.0)%	(53,538)

	Net Assets—100.0%	$5,638,569

REIT—Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $51,652; total value of the collateral held by the Fund was $56,074.
[3]	Affiliated security (Note 4).
[4]	Less than 0.05%.
[5]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[6]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

45

Schedule of Investments

Invesco Russell 1000® Quality Factor ETF (OQAL)

June 30, 2019

Shares		Value
	Common Stocks—99.9%
	Automobiles & Components—0.4%
70	Aptiv PLC	$5,658
67	BorgWarner, Inc.	2,813
109	Gentex Corp.	2,682
25	Lear Corp.	3,482
37	Tesla, Inc.[1]	8,268
22	Thor Industries, Inc.	1,286

	Total Automobiles & Components	24,189

	Banks—0.1%
4	LendingTree, Inc.[1]	1,680
193	MGIC Investment Corp.[1]	2,536

	Total Banks	4,216

	Capital Goods—6.7%
194	3M Co.	33,628
58	A.O. Smith Corp.	2,735
15	Acuity Brands, Inc.	2,069
20	AGCO Corp.	1,551
22	Allegion PLC	2,432
35	Allison Transmission Holdings, Inc.	1,622
51	AMETEK, Inc.	4,633
15	Armstrong World Industries, Inc.	1,458
190	Boeing Co. (The)	69,162
23	BWX Technologies, Inc.	1,198
16	Carlisle Cos., Inc.	2,247
128	Caterpillar, Inc.	17,445
64	Cummins, Inc.	10,966
11	Curtiss-Wright Corp.	1,398
44	Donaldson Co., Inc.	2,238
43	Dover Corp.	4,309
116	Eaton Corp. PLC	9,660
193	Emerson Electric Co.	12,877
239	Fastenal Co.	7,789
32	Fortune Brands Home & Security, Inc.	1,828
70	Graco, Inc.	3,513
49	HD Supply Holdings, Inc.[1]	1,974
12	HEICO Corp.	1,606
24	HEICO Corp., Class A	2,481
27	Hexcel Corp.	2,184
234	Honeywell International, Inc.	40,854
16	Huntington Ingalls Industries, Inc.	3,596
25	IDEX Corp.	4,304
115	Illinois Tool Works, Inc.	17,343
54	Ingersoll-Rand PLC	6,840
35	ITT, Inc.	2,292
14	Lennox International, Inc.	3,850
23	Lincoln Electric Holdings, Inc.	1,893
59	Lockheed Martin Corp.	21,449
89	Masco Corp.	3,492
14	Nordson Corp.	1,978
54	nVent Electric PLC	1,339
23	Oshkosh Corp.	1,920
95	PACCAR, Inc.	6,808
37	Parker-Hannifin Corp.	6,290
70	Pentair PLC	2,604
38	Quanta Services, Inc.	1,451
94	Raytheon Co.	16,345
49	Rockwell Automation, Inc.	8,028
19	Snap-on, Inc.	3,147

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
34	Spirit AeroSystems Holdings, Inc., Class A	$2,767
34	Stanley Black & Decker, Inc.	4,917
12	Teledyne Technologies, Inc.[1]	3,286
59	Textron, Inc.	3,129
43	Toro Co. (The)	2,877
15	W.W. Grainger, Inc.	4,023
19	WABCO Holdings, Inc.[1]	2,519
13	Watsco, Inc.	2,126

	Total Capital Goods	384,470

	Commercial & Professional Services—0.8%
24	Cintas Corp.	5,695
79	Copart, Inc.[1]	5,904
13	CoStar Group, Inc.[1]	7,203
21	ManpowerGroup, Inc.	2,029
50	Robert Half International, Inc.	2,851
59	Rollins, Inc.	2,116
42	Verisk Analytics, Inc.	6,151
101	Waste Management, Inc.	11,652

	Total Commercial & Professional Services	43,601

	Consumer Durables & Apparel—1.7%
16	Carter’s, Inc.	1,561
12	Columbia Sportswear Co.	1,202
60	Garmin Ltd.	4,788
40	Leggett & Platt, Inc.	1,535
51	Lululemon Athletica, Inc.[1]	9,191
14	Mohawk Industries, Inc.[1]	2,065
536	NIKE, Inc., Class B	44,997
1	NVR, Inc.[1]	3,370
86	PulteGroup, Inc.	2,719
18	PVH Corp.	1,703
19	Ralph Lauren Corp.	2,158
27	Roku, Inc.[1]	2,446
50	Skechers U.S.A., Inc., Class A1	1,574
79	Tapestry, Inc.	2,507
32	Toll Brothers, Inc.	1,172
67	Under Armour, Inc., Class A1	1,698
69	Under Armour, Inc., Class C1	1,532
111	VF Corp.	9,696
16	Whirlpool Corp.	2,278

	Total Consumer Durables & Apparel	98,192

	Consumer Services—2.7%
117	Carnival Corp.	5,446
10	Chipotle Mexican Grill, Inc.[1]	7,329
51	Darden Restaurants, Inc.	6,208
16	Domino’s Pizza, Inc.	4,452
19	Dunkin’ Brands Group, Inc.	1,514
34	frontdoor, Inc.[1]	1,481
16	Grand Canyon Education, Inc.[1]	1,872
67	H&R Block, Inc.	1,963
108	Las Vegas Sands Corp.	6,382
63	Marriott International, Inc., Class A	8,838
201	McDonald’s Corp.	41,740
28	Planet Fitness, Inc., Class A1	2,028
513	Starbucks Corp.	43,005
11	Vail Resorts, Inc.	2,455
154	Yum China Holdings, Inc.	7,115

The accompanying notes are an integral part of these financial statements.

46

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
121	Yum! Brands, Inc.	$13,391

	Total Consumer Services	155,219

	Diversified Financials—2.0%
48	Cboe Global Markets, Inc.	4,974
5	Credit Acceptance Corp.[1]	2,419
63	Eaton Vance Corp.	2,717
23	Evercore, Inc., Class A	2,037
15	FactSet Research Systems, Inc.	4,298
147	Franklin Resources, Inc.	5,116
64	Janus Henderson Group PLC	1,370
58	Lazard Ltd., Class A	1,995
36	LPL Financial Holdings, Inc.	2,937
21	MarketAxess Holdings, Inc.	6,750
93	Moody’s Corp.	18,164
8	Morningstar, Inc.	1,157
47	MSCI, Inc.	11,223
141	S&P Global, Inc.	32,118
74	SEI Investments Co.	4,151
132	T. Rowe Price Group, Inc.	14,482

	Total Diversified Financials	115,908

	Energy—6.1%
84	Apache Corp.	2,433
170	Cabot Oil & Gas Corp.	3,903
725	Chevron Corp.	90,219
39	Cimarex Energy Co.	2,314
439	ConocoPhillips	26,779
155	Devon Energy Corp.	4,421
235	EOG Resources, Inc.	21,893
85	EQT Corp.	1,344
1,676	Exxon Mobil Corp.	128,432
193	Halliburton Co.	4,389
39	Helmerich & Payne, Inc.	1,974
63	HollyFrontier Corp.	2,916
258	Marathon Oil Corp.	3,666
282	Occidental Petroleum Corp.	14,179
69	Parsley Energy, Inc., Class A1	1,312
173	Phillips 66	16,182
68	Pioneer Natural Resources Co.	10,462
156	Valero Energy Corp.	13,355

	Total Energy	350,173

	Food & Staples Retailing—1.6%
144	Costco Wholesale Corp.	38,054
121	Sysco Corp.	8,557
254	Walgreens Boots Alliance, Inc.	13,886
307	Walmart, Inc.	33,920

	Total Food & Staples Retailing	94,417

	Food, Beverage & Tobacco—2.4%
471	Altria Group, Inc.	22,302
48	Brown-Forman Corp., Class B	2,661
100	Hormel Foods Corp.[2]	4,054
19	Ingredion, Inc.	1,567
168	Monster Beverage Corp.[1]	10,723
435	PepsiCo, Inc.	57,042
517	Philip Morris International, Inc.	40,600

	Total Food, Beverage & Tobacco	138,949

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services—4.7%
377	Abbott Laboratories	$31,706
18	ABIOMED, Inc.[1]	4,689
34	Align Technology, Inc.[1]	9,306
34	AmerisourceBergen Corp.	2,899
170	Baxter International, Inc.	13,923
119	Cerner Corp.	8,723
7	Chemed Corp.	2,526
151	Danaher Corp.	21,581
86	Edwards Lifesciences Corp.[1]	15,888
21	Encompass Health Corp.	1,330
50	Humana, Inc.	13,265
7	ICU Medical, Inc.[1]	1,763
35	IDEXX Laboratories, Inc.[1]	9,636
41	Intuitive Surgical, Inc.[1]	21,506
22	Laboratory Corp. of America Holdings[1]	3,804
19	Masimo Corp.[1]	2,827
59	McKesson Corp.	7,929
19	Medidata Solutions, Inc.[1]	1,720
13	Penumbra, Inc.[1]	2,080
57	ResMed, Inc.	6,956
24	STERIS PLC	3,573
270	UnitedHealth Group, Inc.	65,883
17	Universal Health Services, Inc., Class B	2,217
36	Varian Medical Systems, Inc.[1]	4,901
45	Veeva Systems, Inc., Class A1	7,295
29	West Pharmaceutical Services, Inc.	3,629

	Total Health Care Equipment & Services	271,555

	Household & Personal Products—2.6%
68	Church & Dwight Co., Inc.	4,968
30	Clorox Co. (The)	4,593
302	Colgate-Palmolive Co.	21,644
86	Estee Lauder Cos., Inc., (The), Class A	15,748
38	Herbalife Nutrition Ltd.[1]	1,625
113	Kimberly-Clark Corp.	15,061
755	Procter & Gamble Co. (The)	82,786

	Total Household & Personal Products	146,425

	Insurance—0.8%
71	Brown & Brown, Inc.	2,378
14	Erie Indemnity Co., Class A	3,560
100	Fidelity National Financial, Inc.	4,030
222	Marsh & McLennan Cos., Inc.	22,145
200	Progressive Corp. (The)	15,986

	Total Insurance	48,099

	Materials—2.1%
71	Air Products & Chemicals, Inc.	16,072
25	Albemarle Corp.	1,760
23	Avery Dennison Corp.	2,661
71	Ball Corp.	4,969
43	Celanese Corp.	4,635
54	CF Industries Holdings, Inc.	2,522
164	Corteva, Inc.[1]	4,850
164	Dow, Inc.	8,087
14	Eagle Materials, Inc.	1,298
30	Eastman Chemical Co.	2,335
61	Ecolab, Inc.	12,044
91	Huntsman Corp.	1,860
89	International Paper Co.	3,856

The accompanying notes are an integral part of these financial statements.

47

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials (continued)
90	LyondellBasell Industries NV, Class A	$7,752
187	Newmont Goldcorp Corp.	7,194
111	Nucor Corp.	6,116
27	Packaging Corp. of America	2,574
64	PPG Industries, Inc.	7,469
20	Reliance Steel & Aluminum Co.	1,892
24	Royal Gold, Inc.	2,460
35	Sealed Air Corp.	1,497
21	Sherwin-Williams Co. (The)	9,624
27	Sonoco Products Co.	1,764
80	Steel Dynamics, Inc.	2,416
60	Valvoline, Inc.	1,172
56	WestRock Co.	2,042

	Total Materials	120,921

	Media & Entertainment—9.8%
240	Activision Blizzard, Inc.	11,328
112	Alphabet, Inc., Class A1	121,274
113	Alphabet, Inc., Class C1	122,143
1	Cable One, Inc.	1,171
116	Electronic Arts, Inc.[1]	11,746
992	Facebook, Inc., Class A1	191,456
116	Fox Corp., Class A	4,250
54	Fox Corp., Class B	1,973
18	IAC/InterActiveCorp[1]	3,915
7	Madison Square Garden Co. (The), Class A1	1,960
22	Match Group, Inc.	1,480
44	New York Times Co., (The), Class A	1,435
405	Sirius XM Holdings, Inc.[2]	2,260
46	Take-Two Interactive Software, Inc.[1]	5,222
40	TripAdvisor, Inc.[1]	1,852
571	Walt Disney Co. (The)	79,734
17	World Wrestling Entertainment, Inc., Class A	1,227
336	Zynga, Inc., Class A1	2,060

	Total Media & Entertainment	566,486

	Pharmaceuticals, Biotechnology & Life Sciences—9.4%
543	AbbVie, Inc.	39,487
106	Agilent Technologies, Inc.	7,915
223	Amgen, Inc.	41,094
82	Biogen, Inc.[1]	19,177
10	Bio-Techne Corp.	2,085
638	Bristol-Myers Squibb Co.	28,933
31	Bruker Corp.	1,549
108	Elanco Animal Health, Inc.[1]	3,650
278	Eli Lilly & Co.	30,800
116	Exelixis, Inc.[1]	2,479
355	Gilead Sciences, Inc.	23,984
38	Illumina, Inc.[1]	13,990
69	Incyte Corp.[1]	5,862
34	Ionis Pharmaceuticals, Inc.[1]	2,185
15	Jazz Pharmaceuticals PLC[1]	2,138
987	Johnson & Johnson	137,469
855	Merck & Co., Inc.	71,692
9	Mettler-Toledo International, Inc.[1]	7,560
61	Nektar Therapeutics[1]	2,170
1,528	Pfizer, Inc.	66,193
17	PRA Health Sciences, Inc.[1]	1,686
32	Regeneron Pharmaceuticals, Inc.[1]	10,016

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
15	United Therapeutics Corp.[1]	$1,171
78	Vertex Pharmaceuticals, Inc.[1]	14,304
29	Waters Corp.[1]	6,242

	Total Pharmaceuticals, Biotechnology & Life Sciences	543,831

	Real Estate—2.0%
78	Apartment Investment & Management Co., Class A	3,909
41	AvalonBay Communities, Inc.	8,330
154	CBRE Group, Inc., Class A1	7,900
42	Cousins Properties, Inc.	1,519
101	Duke Realty Corp.	3,193
47	Equity Commonwealth	1,529
27	Equity LifeStyle Properties, Inc.	3,276
38	Extra Space Storage, Inc.	4,032
205	HCP, Inc.	6,556
350	Host Hotels & Resorts, Inc.	6,377
15	Jones Lang LaSalle, Inc.	2,110
33	Lamar Advertising Co., Class A	2,664
14	Life Storage, Inc.	1,331
209	Medical Properties Trust, Inc.	3,645
57	Park Hotels & Resorts, Inc.	1,571
183	Prologis, Inc.	14,658
84	Public Storage	20,006
130	Simon Property Group, Inc.	20,769
115	VICI Properties, Inc.	2,535
53	Weingarten Realty Investors	1,453

	Total Real Estate	117,363

	Retailing—9.9%
22	Advance Auto Parts, Inc.	3,391
133	Amazon.com, Inc.[1]	251,853
7	AutoZone, Inc.[1]	7,696
96	Best Buy Co., Inc.	6,694
18	Booking Holdings, Inc.[1]	33,745
22	Burlington Stores, Inc.[1]	3,743
97	Dollar General Corp.	13,111
69	Dollar Tree, Inc.[1]	7,410
269	eBay, Inc.	10,626
42	Etsy, Inc.[1]	2,578
34	Expedia Group, Inc.	4,523
20	Five Below, Inc.[1]	2,400
47	Foot Locker, Inc.	1,970
85	Gap, Inc. (The)	1,527
45	Genuine Parts Co.	4,661
22	GrubHub, Inc.[1]	1,716
451	Home Depot, Inc. (The)	93,795
57	Kohl’s Corp.	2,710
55	L Brands, Inc.	1,436
251	Lowe’s Cos., Inc.	25,328
69	Macy’s, Inc.	1,481
20	Ollie’s Bargain Outlet Holdings, Inc.[1]	1,742
27	O’Reilly Automotive, Inc.[1]	9,972
9	Pool Corp.	1,719
110	Qurate Retail, Inc.[1]	1,363
153	Ross Stores, Inc.	15,165
138	Target Corp.	11,952
40	Tiffany & Co.[2]	3,746
525	TJX Cos., Inc. (The)	27,762
49	Tractor Supply Co.	5,331

The accompanying notes are an integral part of these financial statements.

48

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
24	Ulta Beauty, Inc.[1]	$8,325
32	Williams-Sonoma, Inc.	2,080

	Total Retailing	571,551

	Semiconductors & Semiconductor Equipment—4.9%
400	Applied Materials, Inc.	17,964
99	Cypress Semiconductor Corp.	2,202
1,769	Intel Corp.	84,682
58	KLA-Tencor Corp.	6,856
65	Lam Research Corp.	12,210
77	Maxim Integrated Products, Inc.	4,606
442	Micron Technology, Inc.[1]	17,057
21	MKS Instruments, Inc.	1,636
16	Monolithic Power Systems, Inc.	2,172
204	NVIDIA Corp.	33,503
40	Qorvo, Inc.[1]	2,664
309	QUALCOMM, Inc.	23,506
66	Skyworks Solutions, Inc.	5,100
74	Teradyne, Inc.	3,545
406	Texas Instruments, Inc.	46,592
15	Universal Display Corp.	2,821
30	Versum Materials, Inc.	1,547
87	Xilinx, Inc.	10,259

	Total Semiconductors & Semiconductor Equipment	278,922

	Software & Services—17.1%
271	Accenture PLC, Class A	50,073
177	Adobe, Inc.[1]	52,153
49	Akamai Technologies, Inc.[1]	3,927
48	Amdocs Ltd.	2,980
29	ANSYS, Inc.[1]	5,940
29	Aspen Technology, Inc.[1]	3,604
168	Automatic Data Processing, Inc.	27,775
32	Booz Allen Hamilton Holding Corp.	2,119
40	Broadridge Financial Solutions, Inc.	5,107
100	Cadence Design Systems, Inc.[1]	7,081
37	Citrix Systems, Inc.	3,631
211	Cognizant Technology Solutions Corp., Class A	13,375
20	EPAM Systems, Inc.[1]	3,462
17	Euronet Worldwide, Inc.[1]	2,860
9	Fair Isaac Corp.[1]	2,826
92	Fiserv, Inc.[1]	8,387
51	Fortinet, Inc.[1]	3,918
37	Genpact Ltd.	1,409
99	Intuit, Inc.	25,872
29	Jack Henry & Associates, Inc.	3,884
17	LogMeIn, Inc.	1,253
27	Manhattan Associates, Inc.[1]	1,872
513	Mastercard, Inc., Class A	135,704
2,142	Microsoft Corp.	286,942
23	Palo Alto Networks, Inc.[1]	4,687
129	Paychex, Inc.	10,615
17	Paycom Software, Inc.[1]	3,854
483	PayPal Holdings, Inc.[1]	55,284
68	Red Hat, Inc.[1]	12,768
167	salesforce.com, Inc.[1]	25,339
53	ServiceNow, Inc.[1]	14,552
48	Synopsys, Inc.[1]	6,177
20	Tableau Software, Inc., Class A1	3,320

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
14	Trade Desk, Inc. (The), Class A1	$3,189
12	Tyler Technologies, Inc.[1]	2,592
41	VeriSign, Inc.[1]	8,576
965	Visa, Inc., Class A	167,476
33	VMware, Inc., Class A	5,518
212	Western Union Co. (The)	4,217

	Total Software & Services	984,318

	Technology Hardware & Equipment—8.5%
85	Amphenol Corp., Class A	8,155
1,795	Apple, Inc.	355,266
19	Arista Networks, Inc.[1]	4,933
1,529	Cisco Systems, Inc.	83,682
69	Cognex Corp.	3,311
25	Dolby Laboratories, Inc., Class A	1,615
22	F5 Networks, Inc.[1]	3,204
52	FLIR Systems, Inc.	2,813
528	HP, Inc.	10,977
13	IPG Photonics Corp.[1]	2,005
47	Keysight Technologies, Inc.[1]	4,221
49	National Instruments Corp.	2,058
100	NetApp, Inc.	6,170
15	Zebra Technologies Corp., Class A1	3,142

	Total Technology Hardware & Equipment	491,552

	Telecommunication Services—0.9%
903	Verizon Communications, Inc.	51,588

	Transportation—2.5%
33	Alaska Air Group, Inc.	2,109
54	C.H. Robinson Worldwide, Inc.	4,555
210	CSX Corp.	16,248
181	Delta Air Lines, Inc.	10,272
74	Expeditors International of Washington, Inc.	5,613
34	JB Hunt Transport Services, Inc.	3,108
96	JetBlue Airways Corp.[1]	1,775
22	Kansas City Southern	2,680
53	Knight-Swift Transportation Holdings, Inc.	1,740
17	Landstar System, Inc.	1,836
66	Norfolk Southern Corp.	13,156
27	Old Dominion Freight Line, Inc.	4,030
195	Southwest Airlines Co.	9,902
215	Union Pacific Corp.	36,359
56	United Continental Holdings, Inc.[1]	4,903
207	United Parcel Service, Inc., Class B	21,377
25	XPO Logistics, Inc.[1]	1,445

	Total Transportation	141,108

	Utilities—0.2%
114	CenterPoint Energy, Inc.	3,264
11	IDACORP, Inc.	1,105
105	NRG Energy, Inc.	3,688
45	UGI Corp.	2,403

	Total Utilities	10,460

	Total Common Stocks (Cost $5,180,777)	5,753,513

The accompanying notes are an integral part of these financial statements.

49

Invesco Russell 1000® Quality Factor ETF (OQAL) (continued)

June 30, 2019

Shares		Value
	Investment of Cash Collateral for Securities Loaned—0.2%
8,948	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[3,4]	$8,948
2,982	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[3,4]	2,983

	Total Investment of Cash Collateral for Securities Loaned (Cost $11,931)	11,931

	Total Investments—100.1% (Cost $5,192,708)	5,765,444

	Liabilities in Excess of Other Assets—(0.1)%	(4,987)

	Net Assets—100.0%	$5,760,457

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $8,233; total value of the collateral held by the Fund was $11,931.
[3]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[4]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

50

Schedule of Investments

Invesco Russell 1000® Yield Factor ETF (OYLD)

June 30, 2019

Shares		Value
	Common Stocks—100.1%
	Automobiles & Components—1.1%
3,109	Ford Motor Co.	$31,805
904	General Motors Co.	34,831
115	Harley-Davidson, Inc.	4,121

	Total Automobiles & Components	70,757

	Banks—11.0%
3,936	Bank of America Corp.	114,144
489	BB&T Corp.	24,025
1,275	Citigroup, Inc.	89,288
289	Citizens Financial Group, Inc.	10,219
95	Comerica, Inc.	6,901
232	F.N.B. Corp.	2,731
437	Fifth Third Bancorp	12,192
734	Huntington Bancshares, Inc.	10,144
1,830	JPMorgan Chase & Co.	204,594
690	KeyCorp	12,247
365	New York Community Bancorp, Inc.	3,643
94	PacWest Bancorp	3,650
288	People’s United Financial, Inc.	4,833
258	PNC Financial Services Group, Inc. (The)	35,418
675	Regions Financial Corp.	10,084
272	SunTrust Banks, Inc.	17,095
823	U.S. Bancorp	43,125
167	Umpqua Holdings Corp.	2,771
2,752	Wells Fargo & Co.	130,225

	Total Banks	737,329

	Capital Goods—7.7%
361	3M Co.	62,576
238	Boeing Co. (The)	86,635
321	Caterpillar, Inc.	43,749
91	Cummins, Inc.	15,592
279	Eaton Corp. PLC	23,235
381	Emerson Electric Co.	25,420
309	Fastenal Co.	10,070
127	General Dynamics Corp.	23,091
4,860	General Electric Co.	51,030
180	Illinois Tool Works, Inc.	27,146
497	Johnson Controls International PLC	20,531
128	Lockheed Martin Corp.	46,533
252	PACCAR, Inc.	18,058
62	Rockwell Automation, Inc.	10,158
391	United Technologies Corp.	50,908
22	Watsco, Inc.	3,598

	Total Capital Goods	518,330

	Commercial & Professional Services—0.1%
295	Nielsen Holdings PLC	6,667

	Consumer Durables & Apparel—0.8%
82	Garmin Ltd.	6,544
250	Hanesbrands, Inc.	4,305
64	Hasbro, Inc.	6,764
93	Leggett & Platt, Inc.	3,568
306	Newell Brands, Inc.	4,719
214	Tapestry, Inc.	6,790
154	VF Corp.	13,452
43	Whirlpool Corp.	6,121

	Total Consumer Durables & Apparel	52,263

Shares		Value
	Common Stocks (continued)
	Consumer Services—1.9%
286	Carnival Corp.	$13,313
149	Extended Stay America, Inc.	2,517
144	H&R Block, Inc.	4,219
275	Las Vegas Sands Corp.	16,250
375	McDonald’s Corp.	77,872
67	Six Flags Entertainment Corp.	3,329
68	Wyndham Destinations, Inc.	2,985
58	Wynn Resorts Ltd.	7,191

	Total Consumer Services	127,676

	Diversified Financials—3.2%
458	AGNC Investment Corp.	7,704
72	Ameriprise Financial, Inc.	10,451
1,243	Annaly Capital Management, Inc.	11,349
449	Bank of New York Mellon Corp. (The)	19,823
70	BlackRock, Inc.	32,851
158	Chimera Investment Corp.	2,981
179	CME Group, Inc.	34,746
170	Franklin Resources, Inc.	5,916
312	Invesco Ltd.[1]	6,383
132	Janus Henderson Group PLC	2,825
87	Lazard Ltd., Class A	2,992
380	MFA Financial, Inc.	2,728
691	Morgan Stanley	30,273
354	New Residential Investment Corp.	5,448
226	Starwood Property Trust, Inc.	5,135
235	State Street Corp.	13,174
132	T. Rowe Price Group, Inc.	14,482
232	Two Harbors Investment Corp.	2,939

	Total Diversified Financials	212,200

	Energy—10.1%
255	Apache Corp.	7,387
328	Baker Hughes a GE Co.	8,079
1,320	Chevron Corp.	164,261
3,104	Exxon Mobil Corp.	237,859
555	Halliburton Co.	12,621
83	Helmerich & Payne, Inc.	4,201
102	HollyFrontier Corp.	4,721
1,386	Kinder Morgan, Inc.	28,940
462	Marathon Petroleum Corp.	25,817
594	Occidental Petroleum Corp.	29,866
313	ONEOK, Inc.	21,537
313	Phillips 66	29,278
1,080	Schlumberger Ltd.	42,919
192	Targa Resources Corp.	7,538
306	Valero Energy Corp.	26,197
926	Williams Cos., Inc. (The)	25,965

	Total Energy	677,186

	Food & Staples Retailing—0.4%
525	Walgreens Boots Alliance, Inc.	28,702

	Food, Beverage & Tobacco—7.2%
1,489	Altria Group, Inc.	70,504
364	Archer-Daniels-Midland Co.	14,851
92	Bunge Ltd.	5,125
114	Campbell Soup Co.	4,568
2,370	Coca-Cola Co. (The)	120,680
297	Conagra Brands, Inc.	7,877

The accompanying notes are an integral part of these financial statements.

51

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Food, Beverage & Tobacco (continued)
413	General Mills, Inc.	$21,691
62	JM Smucker Co. (The)	7,142
174	Kellogg Co.	9,321
521	Kraft Heinz Co. (The)	16,172
103	Molson Coors Brewing Co., Class B	5,768
815	PepsiCo, Inc.	106,871
1,220	Philip Morris International, Inc.	95,807

	Total Food, Beverage & Tobacco	486,377

	Health Care Equipment & Services—1.8%
217	Cardinal Health, Inc.	10,221
923	CVS Health Corp.	50,294
619	Medtronic PLC	60,284

	Total Health Care Equipment & Services	120,799

	Household & Personal Products—3.3%
68	Clorox Co. (The)	10,411
427	Colgate-Palmolive Co.	30,603
209	Kimberly-Clark Corp.	27,856
1,400	Procter & Gamble Co. (The)	153,510

	Total Household & Personal Products	222,380

	Insurance—2.0%
54	American Financial Group, Inc.	5,533
455	American International Group, Inc.	24,242
161	Fidelity National Financial, Inc.	6,488
529	MetLife, Inc.	26,276
185	Old Republic International Corp.	4,140
194	Principal Financial Group, Inc.	11,237
305	Progressive Corp. (The)	24,379
281	Prudential Financial, Inc.	28,381
131	Unum Group	4,395

	Total Insurance	135,071

	Materials—1.7%
131	CF Industries Holdings, Inc.	6,119
117	Chemours Co. (The)	2,808
562	DuPont de Nemours, Inc.	42,189
92	Eastman Chemical Co.	7,160
292	International Paper Co.	12,650
225	LyondellBasell Industries NV, Class A	19,379
190	Nucor Corp.	10,469
61	Packaging Corp. of America	5,815
195	WestRock Co.	7,112

	Total Materials	113,701

	Media & Entertainment—0.3%
282	Interpublic Group of Cos., Inc. (The)	6,370
140	Omnicom Group, Inc.	11,473

	Total Media & Entertainment	17,843

	Pharmaceuticals, Biotechnology & Life Sciences—11.4%
1,121	AbbVie, Inc.	81,519
165	Allergan PLC	27,626
380	Amgen, Inc.	70,026
1,074	Bristol-Myers Squibb Co.	48,706
859	Gilead Sciences, Inc.	58,034
1,489	Johnson & Johnson	207,388
1,387	Merck & Co., Inc.	116,300
3,518	Pfizer, Inc.	152,400

	Total Pharmaceuticals, Biotechnology & Life Sciences	761,999

Shares		Value
	Common Stocks (continued)
	Real Estate—7.2%
60	Alexandria Real Estate Equities, Inc.	$8,465
94	American Campus Communities, Inc.	4,339
172	Apple Hospitality REIT, Inc.	2,728
81	AvalonBay Communities, Inc.	16,458
88	Boston Properties, Inc.	11,352
237	Brixmor Property Group, Inc.	4,238
56	Camden Property Trust	5,846
396	Colony Capital, Inc.	1,980
263	Crown Castle International Corp.	34,282
125	CubeSmart	4,180
135	Digital Realty Trust, Inc.	15,902
202	Duke Realty Corp.	6,385
58	EPR Properties	4,326
210	Equity Residential	15,943
35	Essex Property Trust, Inc.	10,217
76	Extra Space Storage, Inc.	8,064
45	Federal Realty Investment Trust	5,794
162	Gaming and Leisure Properties, Inc.	6,315
351	HCP, Inc.	11,225
145	Healthcare Trust of America, Inc., Class A	3,977
72	Highwoods Properties, Inc.	2,974
135	Hospitality Properties Trust	3,375
540	Host Hotels & Resorts, Inc.	9,839
234	Iron Mountain, Inc.	7,324
322	Kimco Realty Corp.	5,951
63	Lamar Advertising Co., Class A	5,085
94	Liberty Property Trust	4,704
33	Life Storage, Inc.	3,138
117	Macerich Co. (The)	3,918
303	Medical Properties Trust, Inc.	5,284
71	Mid-America Apartment Communities, Inc.	8,361
108	National Retail Properties, Inc.	5,725
174	Omega Healthcare Investors, Inc.	6,394
110	Outfront Media, Inc.	2,837
164	Park Hotels & Resorts, Inc.	4,520
345	Prologis, Inc.	27,634
94	Public Storage	22,388
213	Realty Income Corp.	14,691
106	Regency Centers Corp.	7,074
164	Retail Properties of America, Inc., Class A	1,929
230	Simon Property Group, Inc.	36,745
57	SL Green Realty Corp.	4,581
69	Spirit Realty Capital, Inc.	2,943
140	STORE Capital Corp.	4,647
46	Taubman Centers, Inc.	1,878
163	UDR, Inc.	7,317
267	Ventas, Inc.	18,249
771	VEREIT, Inc.	6,947
310	VICI Properties, Inc.	6,832
117	Vornado Realty Trust	7,500
94	Weingarten Realty Investors	2,577
288	Welltower, Inc.	23,481
583	Weyerhaeuser Co.	15,356
126	WP Carey, Inc.	10,229

	Total Real Estate	484,443

	Retailing—2.7%
172	Gap, Inc. (The)	3,091
83	Genuine Parts Co.	8,597

The accompanying notes are an integral part of these financial statements.

52

Invesco Russell 1000® Yield Factor ETF (OYLD) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
573	Home Depot, Inc. (The)	$119,167
128	Kohl’s Corp.	6,086
200	L Brands, Inc.	5,220
264	Macy’s, Inc.	5,666
84	Nordstrom, Inc.	2,676
321	Target Corp.	27,802

	Total Retailing	178,305

	Semiconductors & Semiconductor Equipment—6.6%
303	Broadcom, Inc.	87,221
3,231	Intel Corp.	154,668
121	KLA-Tencor Corp.	14,302
101	Lam Research Corp.	18,972
223	Maxim Integrated Products, Inc.	13,340
1,044	QUALCOMM, Inc.	79,417
659	Texas Instruments, Inc.	75,627

	Total Semiconductors & Semiconductor Equipment	443,547

	Software & Services—2.0%
851	International Business Machines Corp.	117,353
173	Paychex, Inc.	14,236
297	Western Union Co. (The)	5,907

	Total Software & Services	137,496

	Technology Hardware & Equipment—3.8%
3,020	Cisco Systems, Inc.	165,285
527	Corning, Inc.	17,512
1,103	Hewlett Packard Enterprise Co.	16,490
1,222	HP, Inc.	25,405
258	Juniper Networks, Inc.	6,871
175	NetApp, Inc.	10,797
288	Western Digital Corp.	13,694

	Total Technology Hardware & Equipment	256,054

	Telecommunication Services—5.6%
5,859	AT&T, Inc.	196,335
936	CenturyLink, Inc.	11,007
2,981	Verizon Communications, Inc.	170,305

	Total Telecommunication Services	377,647

	Transportation—1.1%
332	Delta Air Lines, Inc.	18,841
62	Macquarie Infrastructure Corp.	2,514
482	United Parcel Service, Inc., Class B	49,776

	Total Transportation	71,131

	Utilities—7.1%
419	AES Corp.	7,023
137	Alliant Energy Corp.	6,724
129	Ameren Corp.	9,689
293	American Electric Power Co., Inc.	25,787
345	CenterPoint Energy, Inc.	9,877
152	CMS Energy Corp.	8,802
208	Consolidated Edison, Inc.	18,238
584	Dominion Energy, Inc.	45,155
106	DTE Energy Co.	13,555
519	Duke Energy Corp.	45,797
223	Edison International	15,032
127	Entergy Corp.	13,072
148	Evergy, Inc.	8,902
179	Eversource Energy	13,561

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
565	Exelon Corp.	$27,086
347	FirstEnergy Corp.	14,855
234	NextEra Energy, Inc.	47,937
212	NiSource, Inc.	6,106
128	OGE Energy Corp.	5,448
67	Pinnacle West Capital Corp.	6,304
558	PPL Corp.	17,304
306	Public Service Enterprise Group, Inc.	17,999
155	Sempra Energy	21,303
754	Southern Co. (The)	41,681
179	WEC Energy Group, Inc.	14,923
284	Xcel Energy, Inc.	16,895

	Total Utilities	479,055

	Total Investments—100.1% (Cost $6,537,064)	6,716,958

	Liabilities in Excess of Other Assets—(0.1)%	(6,352)

	Net Assets—100.0%	$6,710,606

REIT—Real Estate Investment Trust

[1]	Affiliated security (Note 4).

The accompanying notes are an integral part of these financial statements.

53

Statements of Assets and Liabilities

June 30, 2019

	Invesco Russell 1000® Momentum Factor ETF (OMOM)	Invesco Russell 1000® Value Factor ETF (OVLU)	Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
Assets:
Unaffiliated investments in securities, at value (including securities on loan)[1]	$5,693,275	$5,376,503	$5,765,034
Affiliated investments in securities, at value	27,203	21,772	3,223
Cash	—	—	—
Receivables and other assets:
Dividends	4,234	5,638	5,395
Investments sold	2,092,833	2,819,445	294,421
Securities lending	3	2	1

Total Assets	7,817,548	8,223,360	6,068,074

Liabilities:
Payables and other liabilities:
Investment of cash collateral of securities on loan	18,701	12,260	3,223
Due to custodian	56	—	3,279
Investments purchased	684,941	1,489,805	295,984
Shares Repurchsed	1,422,645	1,344,192	—
Accrued unitary management fees	896	845	887

Total Liabilities	2,127,239	2,847,102	303,373

Net Assets	$5,690,309	$5,376,258	$5,764,701

Net Assets Consist of:
Shares of beneficial interest	$5,239,670	$5,405,267	$5,015,162
Total distributable earnings	450,639	(29,009)	749,539

Net Assets	$5,690,309	$5,376,258	$5,764,701

Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	200,000	200,000	200,000
Net asset value, offering and redemption price per share	$28.45	$26.88	$28.82

Market price	$28.42	$26.88	$28.86

Unaffiliated investments in securities, at cost	$4,779,238	$5,267,227	$4,934,641

Affiliated investments in securities, at cost	$27,203	$22,693	$3,223

1. Includes securities on loan with an aggregate value of:	$2,417	$12,274	$3,192

The accompanying notes are an integral part of these financial statements.

54

Invesco Russell 1000® Size Factor ETF (OSIZ)	Invesco Russell 1000® Quality Factor ETF (OQAL)	Invesco Russell 1000® Yield Factor ETF (OYLD)

$5,625,236	$5,753,513	$6,710,575
66,871	11,931	6,383
11	—	—

7,511	4,302	12,383
2,242,059	2,575,005	2,132,209
11	1	1

7,941,699	8,344,752	8,861,551

56,074	11,931	—
—	1,726	25,691
836,413	1,129,543	782,008
1,409,759	1,440,191	1,342,188
884	904	1,058

2,303,130	2,584,295	2,150,945

$5,638,569	$5,760,457	$6,710,606

$5,502,735	$5,347,459	$6,618,253
135,834	412,998	92,353

$5,638,569	$5,760,457	$6,710,606

200,000	200,000	250,000
$28.19	$28.80	$26.84

$28.18	$28.80	$26.84

$5,399,759	$5,180,777	$6,528,213

$71,243	$11,931	$8,851

$51,652	$8,233	$—

55

Statements of Operations

For the year ended June 30, 2019

	Invesco Russell 1000® Momentum Factor ETF (OMOM)	Invesco Russell 1000® Value Factor ETF (OVLU)	Invesco Russell 1000® Low Volatility Factor ETF (OVOL)
Investment Income:
Unaffiliated dividend income	$91,180	$131,338	$124,078
Affiliated dividend income	6	288	19
Foreign withholding tax	(7)	(7)	—
Securities lending income	1,172	242	204

Total Income	92,351	131,861	124,301

Expenses:
Unitary management fees	10,297	9,966	10,254

Less fees waived	(1)	(1)	(2)

Net Expenses	10,296	9,965	10,252

Net Investment Income	82,055	121,896	114,049

Realized and Unrealized Gain (Loss) from:
Net realized loss on investments	(350,011)	(108,564)	(30,619)
Net realized loss on affiliated investments	—	(1,381)	—
Net realized gain on in-kind redemptions	196,577	281,413	—

Total net realized gain (loss)	(153,434)	171,468	(30,619)

Net change in unrealized appreciation on unaffiliated investments	511,130	36,401	675,708
Net change in unrealized depreciation on affiliated investments	—	(8)	—

Net change in unrealized appreciation	511,130	36,393	675,708

Net realized and unrealized gain on investments	357,696	207,861	645,089

Net Increase in Net Assets Resulting From Operations	$439,751	$329,757	$759,138

The accompanying notes are an integral part of these financial statements.

56

Invesco Russell 1000® Size Factor ETF (OSIZ)	Invesco Russell 1000® Quality Factor ETF (OQAL)	Invesco Russell 1000® Yield Factor ETF (OYLD)

$84,236	$95,788	$189,794
552	13	328
(29)	(13)	—
1,028	289	268

85,787	96,077	190,390

10,211	10,446	10,488

(1)	(1)	(3)

10,210	10,445	10,485

75,577	85,632	179,905

(53,891)	(118,169)	(80,204)
(960)	—	(549)
330,024	177,354	201,926

275,173	59,185	121,173

17,273	333,964	249,241
(1,589)	—	(783)

15,684	333,964	248,458

290,857	393,149	369,631

$366,434	$478,781	$549,536

57

Statements of Changes in Net Assets

For the years ended June 30, 2019 and for the period November 8, 2017 through June 30, 2018

	Invesco Russell 1000® Momentum Factor ETF (OMOM)		Invesco Russell 1000® Value Factor ETF (OVLU)
	Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018	Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018
Operations
Net investment income	$82,055	$49,809	$121,896	$67,244
Net realized gain (loss) on investments and in-kind redemptions	(153,434)	(50,892)	171,468	109,446
Net change in unrealized appreciation (depreciation) on investments	511,130	402,907	36,393	71,962

Net increase in net assets resulting from operations	439,751	401,824	329,757	248,652

Distributions to Shareholders from:
Distributable earnings	(81,006)	(46,812)	(120,297)	(63,100)

Shareholder Transactions:
Proceeds from shares sold	1,410,536	7,633,804	1,327,251	6,314,889
Value of shares repurchased	(1,422,645)	(2,645,143)	(1,344,192)	(1,316,702)

Net increase (decrease) in net assets resulting from shareholder transactions	(12,109)	4,988,661	(16,941)	4,998,187

Increase in net assets	346,636	5,343,673	192,519	5,183,739

Net Assets:
Beginning of period or year	5,343,673	—	5,183,739	—

End of period or year	$5,690,309	$5,343,673	$5,376,258	$5,183,739

Changes in Shares Outstanding:
Shares outstanding, beginning of period or year	200,000	—	200,000	—
Shares sold	50,000	300,000	50,000	250,000
Shares repurchased	(50,000)	(100,000)	(50,000)	(50,000)

Shares outstanding, end of period or year	200,000	200,000	200,000	200,000

[1].	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

58

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)		Invesco Russell 1000® Size Factor ETF (OSIZ)		Invesco Russell 1000® Quality Factor ETF (OQAL)		Invesco Russell 1000® Yield Factor ETF (OYLD)
Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018	Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018	Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018	Year Ended June 30, 2019	For the Period November 8, 2017[1] to June 30, 2018

$114,049	$70,946	$75,577	$49,846	$85,632	$52,590	$179,905	$100,829
(30,619)	(35,265)	275,173	180,317	59,185	137,210	121,173	104,583
675,708	154,685	15,684	205,421	333,964	238,772	248,458	(68,564)

759,138	190,366	366,434	435,584	478,781	428,572	549,536	136,848

(113,823)	(66,067)	(87,570)	(43,194)	(83,646)	(49,684)	(178,262)	(92,937)

—	6,286,539	1,378,861	6,367,861	1,427,141	6,364,054	2,643,962	6,260,772
—	(1,291,452)	(1,409,759)	(1,369,648)	(1,440,191)	(1,364,570)	(1,342,188)	(1,267,125)

—	4,995,087	(30,898)	4,998,213	(13,050)	4,999,484	1,301,774	4,993,647

645,315	5,119,386	247,966	5,390,603	382,085	5,378,372	1,673,048	5,037,558

5,119,386	—	5,390,603	—	5,378,372	—	5,037,558	—

$5,764,701	$5,119,386	$5,638,569	$5,390,603	$5,760,457	$5,378,372	$6,710,606	$5,037,558

200,000	—	200,000	—	200,000	—	200,000	—
—	250,000	50,000	250,000	50,000	250,000	100,000	250,000
—	(50,000)	(50,000)	(50,000)	(50,000)	(50,000)	(50,000)	(50,000)

200,000	200,000	200,000	200,000	200,000	200,000	250,000	200,000

59

Financial Highlights

Invesco Russell 1000® Momentum Factor ETF (OMOM)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.72	$25.00
Net investment income[2]	0.41	0.25
Net realized and unrealized gain on investments	1.73	1.70
Total gain from investment operations	2.14	1.95
Less Distributions from:
Net investment income	(0.41)	(0.23)
Net asset value, end of period	$28.45	$26.72
Market price, end of period	$28.42 [3]
Total Return at Net Asset Value[4]	8.09%	7.81%
Total Return at Market Value[4]	7.85%	7.94%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,690	$5,344
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	1.51%	1.48%[5]
Portfolio turnover rate[6]	33%	22%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Russell 1000® Value Factor ETF (OVLU)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.92	$25.00
Net investment income[2]	0.61	0.34
Net realized and unrealized gain on investments	0.95	0.90
Total gain from investment operations	1.56	1.24
Less Distributions from:
Net investment income	(0.60)	(0.32)
Net asset value, end of period	$26.88	$25.92
Market price, end of period	$26.88 [3]
Total Return at Net Asset Value[4]	6.15%	4.92%
Total Return at Market Value[4]	6.27%	4.80%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,376	$5,184
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	2.32%	2.00%[5]
Portfolio turnover rate[6]	28%	25%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

60

Financial Highlights (continued)

Invesco Russell 1000® Low Volatility Factor ETF (OVOL)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.60	$25.00
Net investment income[2]	0.57	0.35
Net realized and unrealized gain on investments	3.22	0.58
Total gain from investment operations	3.79	0.93
Less Distributions from:
Net investment income	(0.57)	(0.33)
Net asset value, end of period	$28.82	$25.60
Market price, end of period	$28.86 [3]
Total Return at Net Asset Value[4]	14.98%	3.69%
Total Return at Market Value[4]	15.05%	3.79%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,765	$5,119
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	2.11%	2.16%[5]
Portfolio turnover rate[6]	8%	7%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Russell 1000® Size Factor ETF (OSIZ)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.95	$25.00
Net investment income[2]	0.38	0.25
Net realized and unrealized gain on investments	1.29	1.92
Total gain from investment operations	1.67	2.17
Less Distributions from:
Net investment income	(0.38)	(0.22)
Realized gains	(0.05)	—
Total distributions	(0.43)	(0.22)
Net asset value, end of period	$28.19	$26.95
Market price, end of period	$28.18 [3]
Total Return at Net Asset Value[4]	6.42%	8.68%
Total Return at Market Value[4]	6.31%	8.71%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,639	$5,391
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	1.41%	1.48%[5]
Portfolio turnover rate[6]	21%	18%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

61

Financial Highlights (continued)

Invesco Russell 1000® Quality Factor ETF (OQAL)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.89	$25.00
Net investment income[2]	0.43	0.26
Net realized and unrealized gain on investments	1.90	1.88
Total gain from investment operations	2.33	2.14
Less Distributions from:
Net investment income	(0.42)	(0.25)
Net asset value, end of period	$28.80	$26.89
Market price, end of period	$28.80 [3]
Total Return at Net Asset Value[4]	8.76%	8.57%
Total Return at Market Value[4]	8.62%	8.68%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$5,760	$5,378
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	1.56%	1.56%[5]
Portfolio turnover rate[6]	22%	22%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
[4]

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Russell 1000® Yield Factor ETF (OYLD)

	Year Ended June 30, 2019	For the Period November 08, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.19	$25.00
Net investment income[2]	0.84	0.50
Net realized and unrealized gain on investments	1.65	0.15
Total gain from investment operations	2.49	0.65
Less Distributions from:
Net investment income	(0.84)	(0.46)
Net asset value, end of period	$26.84	$25.19
Market price, end of period	$26.84 [3]
Total Return at Net Asset Value[4]	10.10%	2.59%
Total Return at Market Value[4]	9.79%	2.87%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$6,711	$5,038
Ratio to average net assets of:
Expenses, net of waivers	0.19%	0.19%[5]
Expenses, prior to waivers	0.19%	0.19%[5]
Net investment income, net of waivers	3.26%	3.10%[5]
Portfolio turnover rate[6]	17%	10%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Advisor.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

62

Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

June 30, 2019

Note 1—Organization

Invesco Exchange-Traded Fund Trust II (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Predecessor Fund (as defined below)	Short Name
Invesco Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Momentum Factor ETF	Russell 1000® Momentum Factor ETF
Invesco Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Value Factor ETF	Russell 1000® Value Factor ETF
Invesco Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF	Russell 1000® Low Volatility Factor ETF
Invesco Russell 1000® Size Factor ETF	Oppenheimer Russell 1000® Size Factor ETF	Russell 1000® Size Factor ETF
Invesco Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Quality Factor ETF	Russell 1000® Quality Factor ETF
Invesco Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF	Russell 1000® Yield Factor ETF

Each portfolio (each, a “Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund Shares”. Each Fund’s shares are listed and traded on Cboe BZX Exchange, Inc.

Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Oppenheimer ETF Trust (a “Predecessor Fund”) after the close of business on May 24, 2019 (each, a “Reorganization”). Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on May 24, 2019 is that of the Predecessor Fund.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each Fund is to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
Russell 1000® Momentum Factor ETF	Russell 1000® Momentum Factor Index
Russell 1000® Value Factor ETF	Russell 1000® Value Factor Index
Russell 1000® Low Volatility Factor ETF	Russell 1000® Volatility Factor Index
Russell 1000® Size Factor ETF	Russell 1000® Size Factor Index
Russell 1000® Quality Factor ETF	Russell 1000® Quality Factor Index
Russell 1000® Yield Factor ETF	Russell 1000® Yield Factor Index

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

63

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward

64

particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, each corresponding Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Correlation Risk. Each Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, each Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing each Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Fund and its Underlying Index may vary due to asset valuation differences and differences between each Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. Each Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to each Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to each Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

C.

Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions

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received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, or are they limited by any expense limitation arrangements between each Fund and the Adviser.

F.

Accounting Estimates — The preparation of the financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Dividends and Distributions to Shareholders — Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

I.

Federal Income Taxes — The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2019, including open tax years and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
Russell 1000® Momentum Factor ETF	$4,066	$—	$(439,405)	$—	$885,978
Russell 1000® Value Factor ETF	5,787	—	(134,023)	—	99,227
Russell 1000® Low Volatility Factor ETF	5,105	—	(45,393)	—	789,827
Russell 1000® Size Factor ETF	6,601	—	—	(64,354)	193,587
Russell 1000® Quality Factor ETF	4,949	—	(149,714)	—	557,763
Russell 1000® Yield Factor ETF	9,585	—	(79,714)	—	162,482

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At June 30, 2019, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryforwards can be carried forward indefinitely.

Fund	Short Term Post-Effective No Expiration	Long Term Post- Effective No Expiration	Total
Russell 1000® Momentum Factor ETF	$211,503	$227,902	$439,405
Russell 1000® Value Factor ETF	15,977	118,046	$134,023
Russell 1000® Low Volatility Factor ETF	5,874	39,519	$45,393
Russell 1000® Size Factor ETF	—	—	$—
Russell 1000® Quality Factor ETF	20,833	128,881	$149,714
Russell 1000® Yield Factor ETF	1,792	77,922	$79,714

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP. Also, due to timing of dividend and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for the reporting periods. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Net Realized Gain on Investments	Increase (Decrease) to Paid-in-Capital
Russell 1000® Momentum Factor ETF	$20	$(195,918)	$195,898
Russell 1000® Value Factor ETF	—	(278,282)	278,282
Russell 1000® Low Volatility Factor ETF	—	—	—
Russell 1000® Size Factor ETF	(2,452)	(323,602)	326,054
Russell 1000® Quality Factor ETF	—	(173,619)	173,619
Russell 1000® Yield Factor ETF	—	(197,222)	197,222

The tax character of distributions paid during the reporting periods:

	Year Ended June 30, 2019			Year Ended June 30, 2018
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Russell 1000® Momentum Factor ETF	$81,006	$—	$81,006	$46,812	$—	$46,812
Russell 1000® Value Factor ETF	120,297	—	120,297	63,100	—	63,100
Russell 1000® Low Volatility Factor ETF	113,823	—	113,823	66,067	—	66,067
Russell 1000® Size Factor ETF	84,064	3,506	87,570	43,194	—	43,194
Russell 1000® Quality Factor ETF	83,646	—	83,646	49,684	—	49,684
Russell 1000® Yield Factor ETF	178,262	—	178,262	92,937	—	92,937

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At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Russell 1000® Momentum Factor ETF	$4,834,500	$929,613	$(43,635)	$885,978
Russell 1000® Value Factor ETF	5,299,048	303,064	(203,837)	99,227
Russell 1000® Low Volatility Factor ETF	4,978,430	922,956	(133,129)	789,827
Russell 1000® Size Factor ETF	5,498,520	559,049	(365,462)	193,587
Russell 1000® Quality Factor ETF	5,207,681	685,926	(128,163)	557,763
Russell 1000® Yield Factor ETF	6,554,476	427,242	(264,760)	162,482

J.

Distributions from Distributable Earnings — In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the period ended June 30, 2018, distributions from distributable earnings for each Fund consisted of distributions from net investment income.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of Average daily Net Assets
Russell 1000® Momentum Factor ETF	0.19%
Russell 1000® Value Factor ETF	0.19%
Russell 1000® Low Volatility Factor ETF	0.19%
Russell 1000® Size Factor ETF	0.19%
Russell 1000® Quality Factor ETF	0.19%
Russell 1000® Yield Factor ETF	0.19%

Prior to the Reorganization, the Predecessor Funds were managed by OFI Advisors, LLC (OFI) and the Predecessor Funds paid OFI an investment advisory fee calculated at the same annualized rate as disclosed above for each Fund.

Effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund’s unitary management fee to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage expenses, acquired fund fees and expenses, any, distribution fees, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.

Further, effective as of the Reorganization, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the fiscal year ended June 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

Russell 1000® Momentum Factor ETF	$1
Russell 1000® Value Factor ETF	1
Russell 1000® Low Volatility Factor ETF	2
Russell 1000® Size Factor ETF	1
Russell 1000® Quality Factor ETF	1
Russell 1000® Yield Factor ETF	3

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The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the Predecessor Funds paid no distribution fees to OppenheimerFunds Distributor, Inc.

The Trust has entered into service agreements whereby The Bank of New York Mellon (BNYM), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, BNYM served as administrator, custodian, fund accountant and transfer agent for each Predecessor Fund.

The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Each Underlying Index name trademark is owned by its respective Licensor. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to OFI for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

Note 4—Investments in Affiliates

The Adviser is wholly-owned subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliates (excluding affiliated money market funds) for the fiscal year ended June 30, 2019.

Russell 1000® Value Factor ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$6,135	$1,166	$(2,004)	$(8)	$(1,381)	$3,908	$280

Russell 1000® Size Factor ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$11,076	$3,238	$(1,288)	$(1,591)	$(960)	$10,475	$544

Russell 1000® Yield Factor ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$6,162	$2,289	$(736)	$(783)	$(549)	$6,383	$299

Note 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

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As of June 30, 2019, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Note 6—Securities Lending

For the year ended June 30, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 7—Capital

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities. Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital. Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

Note 8—Purchases & Sales of Securities

For the fiscal year ended June 30, 2019, the cost of securities purchased and proceeds from sales of securities, (other than short-term securities, U.S. Treasury obligations, money market funds and in-kind transactions, if any), were as follows:

Fund	Purchases	Sales
Russell 1000® Momentum Factor ETF	$1,793,106	$2,349,635
Russell 1000® Value Factor ETF	1,627,882	1,473,223
Russell 1000® Low Volatility Factor ETF	433,105	412,593
Russell 1000® Size Factor ETF	1,104,988	1,356,840
Russell 1000® Quality Factor ETF	1,219,164	1,778,376
Russell 1000® Yield Factor ETF	940,049	1,183,393

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For the fiscal year ended June 30, 2019, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Russell 1000® Momentum Factor ETF	$1,400,614	$836,836
Russell 1000® Value Factor ETF	1,319,071	1,475,097
Russell 1000® Low Volatility Factor ETF	—	—
Russell 1000® Size Factor ETF	1,373,468	1,136,751
Russell 1000® Quality Factor ETF	1,420,386	866,491
Russell 1000® Yield Factor ETF	2,645,425	1,073,809

Note 9—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of their duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco Russell 1000® Momentum Factor ETF, Invesco Russell 1000® Value Factor ETF, Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Size Factor ETF, Invesco Russell 1000® Quality Factor ETF and Invesco Russell 1000® Yield Factor ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (six of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended June 30, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the year ended June 30, 2019 in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Predecessor Fund
Invesco Russell 1000® Momentum Factor ETF	Oppenheimer Russell 1000® Momentum Factor ETF
Invesco Russell 1000® Value Factor ETF	Oppenheimer Russell 1000® Value Factor ETF
Invesco Russell 1000® Low Volatility Factor ETF	Oppenheimer Russell 1000® Low Volatility Factor ETF
Invesco Russell 1000® Size Factor ETF	Oppenheimer Russell 1000® Size Factor ETF
Invesco Russell 1000® Quality Factor ETF	Oppenheimer Russell 1000® Quality Factor ETF
Invesco Russell 1000® Yield Factor ETF	Oppenheimer Russell 1000® Yield Factor ETF

The financial statements of the Predecessor Funds as of and for the year or period ended June 30, 2018 and the financial highlights for each of the periods ended on or prior to June 30, 2018 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated August 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

August 23, 2019

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Independent Registered Public Accounting Firm

Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Russell 1000® Momentum Factor ETF
Actual	$1,000.00	$1,189.31	0.19%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95
Invesco Russell 1000® Value Factor ETF
Actual	1,000.00	1,150.35	0.19	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95
Invesco Russell 1000® Low Volatility Factor ETF
Actual	1,000.00	1,181.80	0.19	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95
Invesco Russell 1000® Size Factor ETF
Actual	1,000.00	1,208.62	0.19	1.04
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95
Invesco Russell 1000® Quality Factor ETF
Actual	1,000.00	1,178.76	0.19	1.03
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95
Invesco Russell 1000® Yield Factor ETF
Actual	1,000.00	1,143.91	0.19	1.01
Hypothetical (5% return before expenses)	1,000.00	1,023.85	0.19	0.95

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended June 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

74

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2019:

Fund	Qualified Business Income*	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
Invesco Russell 1000® Momentum Factor ETF	0%	100%	100%
Invesco Russell 1000® Value Factor ETF	0%	100%	100%
Invesco Russell 1000® Low Volatility Factor ETF	0%	100%	100%
Invesco Russell 1000® Size Factor ETF	24%	76%	71%
Invesco Russell 1000® Quality Factor ETF	0%	100%	100%
Invesco Russell 1000® Yield Factor ETF	0%	100%	92%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

75

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Momentum Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Momentum Factor ETF into Invesco Russell 1000® Momentum Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	191,075	0	0	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Value Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Value Factor ETF into Invesco Russell 1000® Value Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	190,399	0	0	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Low Volatility Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Low Volatility Factor ETF into Invesco Russell 1000® Low Volatility Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	192,049	50	0	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Size Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Size Factor ETF into Invesco Russell 1000® Size Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	190,347	80	0	0

76

Proxy Results (continued)

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Quality Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Quality Factor ETF into Invesco Russell 1000® Quality Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	174,344	0	0	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Russell 1000® Yield Factor ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Russell 1000® Yield Factor ETF into Invesco Russell 1000® Yield Factor ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	190,001	0	0	0

77

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of June 30, 2019

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	246	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017-Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	246	None

Edmund P. Giambastiani, Jr.—1948 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	President of Giambastiani Group LLC (national security and energy consulting) (2007-Present); Director of The Boeing Company (2009-Present); Trustee of MITRE Corporation (federally-funded research development) (2008-Present); Director of THL Credit, Inc. (2016-Present) (alternative credit investment manager); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (2010-Present); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (2010-Present); Defense Advisory Board Member Lawrence Livermore National Laboratory (2013-present); formerly, Chairman of Monster	153	Trustee, certain funds in the Oppenheimer Funds complex (2013-2019); Director of Mercury Defense Systems Inc. (information technology) (2011-2013); Independent Director of QinetiQ Group Plc (defense technology and security) (2008-2011); Chairman of Alenia North America, Inc. (military and defense products) (2008-2009); Director of SRA International, Inc. (information technology and services) (2008-2011).

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

78

Trustees and Officers (Continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
			Worldwide, Inc. (career services) (2015-2016), Director of Monster Worldwide, Inc. (2008-2011); Lead Director (2011-2015); Advisory Board Member of the Maxwell School of Citizenship and Public Affairs of Syracuse University (2012-2016); United States Navy, career nuclear submarine officer (1970-2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-2007); first NATO Supreme Allied Commander Transformation (2003-2005) and Commander, U.S. Joint Forces Command (2002-2005).

Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms).	153	Trustee (2000-Present) and Chair (2010-2017) of Newberry Library; Trustee, Mather LifeWays (2001-Present); formerly, Board Chair (2008-2015) and Director (2004-2018) of United Educators; Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Independent Director of the First American Funds (2003-2011); Trustee, Chikaming Open Lands (2014-present); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005).

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

79

Trustees and Officers (Continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (not-for-profit) (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Regional Chief Financial Officer, United Healthcare (2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	246	Treasurer (2018-Present), Finance Committee Member (2015-Present) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; formerly, Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017), NorthPointe Christian Schools.

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	246	Advisory Board Member of Performance Trust Capital Partners (2008-Present); Board Director of Beacon Power Services (2019-Present).

Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (alternative investments) (2005-2006); Credit Suisse (investment banking), Managing Director (2003-2005), Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); Morgan Stanley, Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999).	153	Board Director of Horizon Blue Cross Blue Shield of New Jersey (2012-Present); Advisory Board Director of The Alberleen Group LLC (2012-Present); Governing Council Member (2016-Present) and Chair of Education Committee (2017-Present) of Independent Directors Council (IDC); Board Member of 100 Women in Finance (2015-Present); Advisory Council Member of Morgan Stanley Children’s Hospital (2012-Present); formerly, Trustee, certain funds in the

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

80

Trustees and Officers (Continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Oppenheimer Funds complex (2012-2019); Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012); Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010).

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider); Senior Audit Manager (1994-1997), PricewaterhouseCoopers LLP.	246	Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-Present); Board and Finance Committee Member, West Michigan Youth For Christ (2010-Present).

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (advisory services to the financial sector) (2010-Present); formerly, President and Chief Executive	246	Director, Penfield Children’s Center (2004-present); Board Chairman, Gracebridge Alliance, Inc. (2015-present).

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

81

Trustees and Officers (Continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Officer, Stone Pillar Investments, Ltd. (2016- 2018); Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

82

Trustees and Officers (Continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco North American Holdings, Inc.; Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director, INVESCO Asset Management (Bermuda) Ltd. (2014-2019); Director and Executive Vice President, Invesco Finance, Inc. (2011-2018); Director (2006-2018) and Executive Vice President (2008-2018), Invesco Group Services, Inc., Invesco Holding Company (US), Inc.; Director, Invesco Holding Company Limited (2007-2019); Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	246	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

83

Trustees and Officers (Continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-Present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Assistant Treasurer, Invesco Specialized Products, LLC (2018-Present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

84

Trustees and Officers (Continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self- Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Specialized Products, LLC (2018-Present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Head of Global Exchange Traded Funds Services, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Manager, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC (2013-2019); Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

85

Trustees and Officers (Continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer, Invesco Specialized Products, LLC (2018-Present); Chief Compliance Officer, Invesco Capital Management LLC (2017-Present); Chief Compliance Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

86

Board Considerations Regarding Approval of Investment Advisory Agreement

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF

Invesco Global ESG Revenue ETF

Invesco Global Revenue ETF

Invesco International Revenue ETF

Invesco International Ultra Dividend Revenue ETF

Invesco Russell 1000® Low Volatility Factor ETF

Invesco Russell 1000® Momentum Factor ETF

Invesco Russell 1000® Quality Factor ETF

Invesco Russell 1000® Size Factor ETF

Invesco Russell 1000® Value Factor ETF

Invesco Russell 1000® Yield Factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Financials Revenue ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P Ultra Dividend Revenue ETF

At a meeting held on December 12, 2018, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

The Trustees noted that each Fund was created in connection with the purchase by Invesco Ltd. of OppenheimerFunds, Inc. and its subsidiaries, from Massachusetts Mutual Life Insurance Company (the “Transaction”) and that each Fund was structured substantially similar to a corresponding Oppenheimer ETF, including the unitary advisory fee, that would be reorganized into the Fund in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

The Trustees also considered information provided by the Adviser regarding the resources added in recent years to maintain and enhance the services provided to the Funds and all other Invesco ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one open-end index fund peer for Invesco S&P Financials Revenue ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers for each Fund other than Invesco Russell 1000® Momentum Factor ETF. The Trustees noted that the fee data provided by the Adviser included one Adviser-identified selected peer for Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF and Invesco Russell 1000® Value Factor ETF and two Adviser-identified selected peers for Invesco S&P 500 Revenue ETF and Invesco S&P SmallCap 600 Revenue ETF.

87

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group, as applicable, as shown below:

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[3]
Invesco Emerging Markets Revenue ETF	Lower than median (57)	Higher than median (10)	Lower than median (209)	Lower than median (3)
Invesco Emerging Markets Ultra Dividend Revenue ETF	Lower than median (44)	Higher than median (3)	Lower than median (20)	Lower than median (4)
Invesco Global ESG Revenue ETF	N/A	N/A	Lower than median (38)	Lower than median (3)
Invesco Global Revenue ETF	N/A	N/A	Lower than median (38)	Lower than median (3)
Invesco International Revenue ETF	Lower than median (8)	Lower than median (5)	Lower than median (41)	Lower than median (3)
Invesco International Ultra Dividend Revenue ETF	Lower than median (44)	Higher than median (3)	Lower than median (20)	Lower than median (4)
Invesco Russell 1000® Low Volatility Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (1)
Invesco Russell 1000® Momentum Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	N/A
Invesco Russell 1000® Quality Factor ETF	Higher than median (14)	Lower than median (15)	Lower than median (155)	Lower than median (1)
Invesco Russell 1000® Size Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (1)
Invesco Russell 1000® Value Factor ETF	Higher than median (12)	Lower than median (10)	Lower than median (105)	Lower than median (1)
Invesco Russell 1000® Yield Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (3)
Invesco S&P 500 Revenue ETF	Higher than median (12)	Lower than median (10)	Lower than median (105)	Higher than median (2)
Invesco S&P Financials Revenue ETF	Higher than median (19)	Higher than median (1)	Lower than median (22)	Lower than median (3)
Invesco S&P MidCap 400 Revenue ETF	Higher than median (32)	Higher than median (31)	Lower than median (257)	Higher than median (4)
Invesco S&P SmallCap 600 Revenue ETF	Higher than median (14)	Lower than median (10)	Lower than median (81)	Lower than median (2)
Invesco S&P Ultra Dividend Revenue ETF	Higher than median (29)	Lower than median (4)	Lower than median (131)	Lower than median (4)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
[3]	The information provided by the Adviser did not include a select peer group for Invesco Russell 1000® Momentum Factor ETF. The Fund has been designated with an “N/A” for not available.

88

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

89

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-FAC-AR-1	invesco.com/ETFs

Invesco Annual Report to Shareholders

June 30, 2019

RWL	Invesco S&P 500 Revenue ETF

RWK	Invesco S&P MidCap 400 Revenue ETF

RWJ	Invesco S&P SmallCap 600 Revenue ETF

RWW	Invesco S&P Financials Revenue ETF

RDIV	Invesco S&P Ultra Dividend Revenue ETF

REDV	Invesco Emerging Markets Ultra Dividend Revenue ETF

RIDV	Invesco International Ultra Dividend Revenue ETF

REEM	Invesco Emerging Markets Revenue ETF

REFA	Invesco International Revenue ETF

RGLB	Invesco Global Revenue ETF

ESGF	Invesco Global ESG Revenue ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

The Market Environment

Global Equity

After a relatively calm start to 2019, global equity markets faced greater volatility in the second quarter, hampered by lingering US/China trade issues, potential for new tariffs and slowing global growth. Global equity markets, particularly China, declined sharply in May, ending a four-month rally. Trade and tariff issues, which were not limited to the US and China, clouded the outlook for many global economies. In response, the European Central Bank maintained its accommodative stance, strongly implying the possibility of future interest rate cuts or further bond purchases. Similarly, the US Federal Reserve held rates steady and opened the door to rate cuts if conditions deteriorate. Disagreement within the UK about its withdrawal from the European Union increased uncertainty for the UK and Eurozone economies. Following better performance in June, most global equity markets managed modest positive returns for the second quarter, with developed markets generally outperforming emerging markets. China was an exception, declining approximately 4%. In this environment, the MSCI AC World Index returned 3.61% for the quarter.

Important Update

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of OppenheimerFunds, Inc. and its subsidiaries OFI Global Asset Management, Inc., OFI SteelPath, Inc. and OFI Advisors, LLC, announced that it had entered into an agreement whereby Invesco Ltd., a global investment management company would acquire OppenheimerFunds and its subsidiaries (together “OppenheimerFunds”). After the close of business on May 24, 2019 Invesco Ltd. completed the acquisition of OppenheimerFunds. These Funds were included in that acquisition and as of that date, became part of the Invesco family of funds.

3

RWL	Manager’s Analysis
Invesco S&P 500 Revenue ETF (RWL)

As an index fund, the Invesco S&P 500 Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500 Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P 500® Index (“the “Parent Index” or “Benchmark Index”) according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 7.41%. On a net asset value (“NAV”) basis, the Fund returned 7.51%. During the same time period, the Index returned 7.92%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned 10.42%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 500 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of U.S. large-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer staples sector and most underweight in the information technology sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight to and security selection in the information technology sector.

For the fiscal year ended June 30, 2019, the consumer staples sector contributed most significantly to the Fund’s return, followed by the information technology and financials sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the materials and real estate sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Walmart Inc., a consumer staples company (portfolio average weight of 4.51%) and Costco Wholesale Corporation, a consumer staples company (portfolio average weight of 1.24%).

Positions that detracted most significantly from the Fund’s return during this period included Kroger Co., a consumer staples company (portfolio average weight of 1.09%) and CVS Health Corporation, a health care company (portfolio average weight of 1.58%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Health Care Equipment & Services	12.8
Energy	9.2
Capital Goods	8.0
Food & Staples Retailing	7.9
Retailing	7.2
Diversified Financials	5.0
Banks	4.8
Media & Entertainment	4.4
Technology Hardware & Equipment	4.2
Software & Services	4.1
Insurance	3.9
Pharmaceuticals, Biotechnology & Life Sciences	3.6
Food, Beverage & Tobacco	3.3
Materials	3.2
Transportation	3.1
Automobiles & Components	2.8
Telecommunication Services	2.7
Utilities	2.5
Semiconductors & Semiconductor Equipment	2.0
Consumer Durables & Apparel	1.6
Consumer Services	1.2
Household & Personal Products	1.1
Real Estate	0.9
Commercial & Professional Services	0.5
Money Market Fund	0.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0

4

Invesco S&P 500 Revenue ETF (RWL) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Walmart, Inc.	4.21
Exxon Mobil Corp.	2.29
Apple, Inc.	2.14
Berkshire Hathaway, Inc., Class B	2.09
Amazon.com, Inc.	1.97
UnitedHealth Group, Inc.	1.85
McKesson Corp.	1.74
CVS Health Corp.	1.70
AT&T, Inc.	1.48
AmerisourceBergen Corp.	1.41

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P 500® Revenue-Weighted Index	7.92%	12.07%	40.76%	9.19%	55.21%	14.93%	302.01%	9.25%	173.33%
S&P 500® Index	10.42	14.19	48.89	10.71	66.33	14.70	294.16	9.42	178.15
Fund
NAV Return	7.51	11.60	38.98	8.78	52.32	14.39	283.53	8.74	158.96
Market Price Return	7.41	11.56	38.83	8.76	52.15	14.37	282.90	8.73	158.86

5

Invesco S&P 500 Revenue ETF (RWL) (continued)

Oppenheimer S&P 500 Revenue ETF (the “Predecessor Fund”) Predecessor Fund Inception: February 19, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

6

RWK	Manager’s Analysis
Invesco S&P MidCap 400 Revenue ETF (RWK)

As an index fund, the Invesco S&P 400 MidCap 400 Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P MidCap 400® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P MidCap 400® Index (the “Parent Index” or “Benchmark Index”), an index comprised of common stocks of 400 mid-cap companies that generally represents the mid-cap universe of the U.S. equity market, according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 0.90%. On a net asset value (“NAV”) basis, the Fund returned 1.05%. During the same time period, the Index returned 1.37%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned 1.36%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 400 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of U.S. mid-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary sector and most underweight in the real estate sector during the fiscal year ended June 30, 2019.

The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight to and security selection in the consumer discretionary sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the industrials and financials sectors, respectively. The consumer discretionary sector detracted most significantly from the Fund’s return, followed by the materials and energy sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included World Fuel Services Corporation., an energy company (portfolio average weight of 2.91%) and Tech Data Corporation, an information technology company (portfolio average weight of 2.81%). Positions that detracted most significantly from the Fund’s return during this period included United States Steel Corporation, a materials company (portfolio average weight of 0.89%) and Chesapeake Energy Corporation, an energy company (portfolio average weight of 0.70%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Capital Goods	12.0
Technology Hardware & Equipment	11.5
Energy	9.1
Materials	8.8
Retailing	6.5
Insurance	5.8
Health Care Equipment & Services	5.2
Transportation	4.3
Consumer Services	4.2
Automobiles & Components	4.1
Money Market Fund	3.8
Consumer Durables & Apparel	3.5
Software & Services	3.5
Commercial & Professional Services	3.3
Real Estate	3.1
Banks	2.8
Utilities	2.4
Media & Entertainment	2.0
Food, Beverage & Tobacco	1.9
Diversified Financials	1.8
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Semiconductors & Semiconductor Equipment	1.1
Food & Staples Retailing	0.9
Household & Personal Products	0.4
Telecommunication Services	0.3
Liabilities in Excess of Other Assets	(3.8)
Net Assets	100.0

7

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
World Fuel Services Corp.	2.70
Tech Data Corp.	2.56
PBF Energy, Inc., Class A	2.25
Arrow Electronics, Inc.	2.05
Jabil, Inc.	1.83
AECOM	1.50
ManpowerGroup, Inc.	1.48
SYNNEX Corp.	1.42
AutoNation, Inc.	1.39
Fluor Corp.	1.37

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P MidCap 400® Revenue-Weighted Index	1.37%	10.16%	33.67%	6.64%	37.93%	14.55%	288.89%	10.01%	195.52%
S&P MidCap 400® Index	1.36	10.90	36.41	8.02	47.07	14.64	292.13	9.75	187.82
Fund
NAV Return	1.05	9.74	32.15	6.18	34.97	13.88	266.99	9.35	175.97
Market Price Return	0.90	9.65	31.85	6.12	34.61	13.85	265.81	9.33	175.51

8

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

Oppenheimer S&P MidCap 400 ETF (the “Predecessor Fund”) Predecessor Fund Inception: February 20, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

9

RWJ	Manager’s Analysis
Invesco S&P SmallCap 600 Revenue ETF (RWJ)

As an index fund, the Invesco S&P SmallCap 600 Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P SmallCap 600® Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P SmallCap 600® Index (the “Parent Index” or “Benchmark Index”), an index comprised of common stocks of 600 small-cap companies that generally represents the small-cap universe of the U.S. equity market, according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Index thus contains the same securities as the Parent Index, but in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned (12.57)%. On a net asset value (“NAV”) basis, the Fund returned (12.45)%. During the same time period, the Index returned (12.29)%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned (4.88)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 600 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of U.S. small-cap stocks.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary sector and most underweight in the financials sector during the fiscal year ended June 30, 2019.

The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight to and security selection in the health care sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly to the Fund’s return. The health care sector detracted most significantly from the Fund’s return, followed by the consumer discretionary and energy sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Core-Mark Holding Company, Inc., a consumer discretionary company (portfolio average weight of 2.24%) and SUPERVALU INC., a consumer staples company (no longer held at year-end). Positions that detracted most significantly from the Fund’s return during this period included Dean Foods Company, a consumer staples company (portfolio average weight of 0.80%) and Owens & Minor, Inc., a health care company (portfolio average weight of 1.05%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Retailing	17.6
Capital Goods	11.5
Health Care Equipment & Services	7.9
Technology Hardware & Equipment	7.8
Money Market Fund	6.8
Materials	6.2
Energy	5.8
Commercial & Professional Services	5.5
Consumer Durables & Apparel	5.1
Food & Staples Retailing	3.3
Automobiles & Components	3.2
Transportation	3.1
Banks	2.8
Food, Beverage & Tobacco	2.8
Real Estate	2.3
Software & Services	2.1
Insurance	2.0
Telecommunication Services	1.8
Diversified Financials	1.7
Consumer Services	1.6
Pharmaceuticals, Biotechnology & Life Sciences	1.6
Semiconductors & Semiconductor Equipment	1.6
Household & Personal Products	1.0
Media & Entertainment	1.0
Utilities	0.7
Liabilities in Excess of Other Assets	(6.8)
Net Assets	100.0

10

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Core-Mark Holding Co., Inc.	1.93
United Natural Foods, Inc.	1.73
Community Health Systems, Inc.	1.61
Lithia Motors, Inc., Class A	1.39
Group 1 Automotive, Inc.	1.38
JC Penney Co., Inc.	1.37
Office Depot, Inc.	1.34
Owens & Minor, Inc.	1.28
Frontier Communications Corp.	1.15
Sonic Automotive Inc. Class A	1.12

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P SmallCap 600® Revenue-Weighted Index	(12.29)%	6.10%	19.45%	3.75%	20.21%	13.74%	262.33%	10.08%	197.85%
S&P SmallCap 600® Index	(4.88)	11.97	40.36	8.41	49.76	14.99	304.38	10.11	198.85
Fund
NAV Return	(12.45)	5.81	18.47	3.32	17.77	13.12	243.20	9.38	176.96
Market Price Return	(12.57)	5.77	18.34	3.28	17.53	13.09	242.30	9.37	176.64

11

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

Oppenheimer S&P SmallCap 600 Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: February 19, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

12

RWW	Manager’s Analysis
Invesco S&P Financials Revenue ETF (RWW)

As an index fund, the Invesco S&P Financial Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Financials Sector Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P 500® Financials Index (the “Parent Index” or ‘‘Benchmark Index’’) according to the revenue earned by the companies in the Parent Index. The Index thus contains the same securities as the Parent Index, but in different proportions. The Parent Index includes securities of companies in the S&P 500® Index that are classified in the financials sector. Such companies include those involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 7.68%. On a net asset value (“NAV”) basis, the Fund returned 7.83%. During the same time period, the Index returned 8.23%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned 6.31%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 67 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the life & health insurance sub-industry and most underweight in the diversified bank sub-industry during the fiscal year ended June 30, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight in the life & health insurance sub-industry.

For the fiscal year ended June 30, 2019, the property & casualty insurance sub-industry contributed most significantly from the Fund’s return, followed by the multi-sector holdings and life & health insurance sub-industries, respectively. The asset management & custody banks sub-industry detracted most significantly to the Fund’s return, followed by investment banking & brokerage and regional banks sub-industries, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Berkshire Hathaway Inc. Class B, a multi-sector holdings company (portfolio average weight of 15.04%) and MetLife, Inc., an life & health insurance company (portfolio average weight of 4.19%). Positions that detracted most significantly from the Fund’s return during this period included Wells Fargo & Company, a diversified banks company (portfolio average weight of 6.23%) and State Street Corp., an asset management & custody banks company (portfolio average weight of 0.71%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Banks	34.8
Insurance	28.7
Diversified Financial Services	15.8
Capital Markets	14.4
Consumer Finance	6.3
Money Market Fund	0.3
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Berkshire Hathaway, Inc., Class B	15.31
JPMorgan Chase & Co.	8.18
Bank of America Corp.	6.79
Wells Fargo & Co.	6.27
Citigroup, Inc.	6.12
MetLife, Inc.	4.12
Prudential Financial, Inc.	3.77
Goldman Sachs Group, Inc. (The)	3.27
Morgan Stanley	3.06
American International Group, Inc.	2.85

*	Excluding money market fund holdings.

13

Invesco S&P Financials Revenue ETF (RWW) (continued)

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	10 Years Average Annualized	10 Years Cumulative	Fund Inception
Index	1 Year							Average Annualized	Cumulative
S&P 500® Financials Sector Revenue-Weighted Index	8.23%	16.43%	57.82%	9.87%	60.10%	13.68%	260.49%	12.28%	242.77%
S&P 500® Financials Index	6.31	16.42	57.79	10.58	65.34	13.09	242.22	11.06	205.39
Fund
NAV Return	7.83	15.96	55.94	9.39	56.65	13.15	243.92	11.71	224.91
Market Price Return	7.68	15.94	55.85	9.37	56.52	13.15	244.03	11.70	224.57

Oppenheimer S&P Financials Revenue ETF (‘‘the Predecessor Funds’’) Predecessor Fund Inception: November 10, 2008

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.45% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

14

RDIV	Manager’s Analysis
Invesco S&P Ultra Dividend Revenue ETF (RDIV)

As an index fund, the Invesco S&P Ultra Dividend Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 900® Dividend Revenue-Weighted Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects components from the S&P 900® Index (the “Parent Index” or ‘‘Benchmark Index’’), which combines the S&P 500® Index and S&P MidCap® 400 Index to form an investable benchmark for the large- and mid-cap universe of the U.S. equity market. From the Parent Index, the Index Provider (1) excludes the top 5% of securities by dividend yield, (2) excludes the top 5% of securities within each sector by dividend payout ratio, (3) selects the top sixty securities by dividend yield and (4) re-weights those securities according to the revenue earned by the companies, subject to a maximum 5% per company weighting. The Index thus contains a subset of the securities in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 2.26%. On a net asset value (“NAV”) basis, the Fund returned 2.26%. During the same time period, the Index returned 2.60%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned 9.78%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 900 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall U.S. stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the utilities sector and most underweight in the health care sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight to and security selection in the consumer staples sector.

For the fiscal year ended June 30, 2019, the utilities sector contributed most significantly to the Fund’s return, followed by the information technology and communication services sectors, respectively. The consumer staples sector detracted most significantly from the Fund’s return, followed by the energy and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included QUALCOMM Incorporated, an information technology company (portfolio average weight of 3.67%) and Coty Inc. Class A, a consumer staples company (portfolio average weight of 0.84%). Positions that detracted most significantly from the Fund’s return during this period included Kraft Heinz Company, a consumer staples company (no longer held at fiscal year-end) and Occidental Petroleum Corporation, an energy company (portfolio average weight of 0.18%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	17.0
Materials	14.3
Utilities	13.5
Health Care Equipment & Services	6.2
Software & Services	5.9
Telecommunication Services	5.2
Automobiles & Components	5.0
Retailing	4.7
Pharmaceuticals, Biotechnology & Life Sciences	4.6
Real Estate	4.2
Technology Hardware & Equipment	4.1
Insurance	2.9
Semiconductors & Semiconductor Equipment	2.9
Food, Beverage & Tobacco	2.6
Consumer Durables & Apparel	1.6
Household & Personal Products	1.6
Consumer Services	1.4
Money Market Fund	1.2
Banks	1.0
Diversified Financials	0.7
Media & Entertainment	0.4
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0

15

Invesco S&P Ultra Dividend Revenue ETF (RDIV) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Cardinal Health, Inc.	5.28
Verizon Communications, Inc.	5.16
International Business Machines Corp.	5.07
General Motors Co.	4.99
LyondellBasell Industries NV, Class A	4.83
Exxon Mobil Corp.	4.74
AbbVie, Inc.	4.59
Schlumberger Ltd.	4.30
Southern Co. (The)	3.81
Duke Energy Corp.	3.68

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		3 Years Average Annualized	3 Years Cumulative	5 Years Average Annualized	5 Years Cumulative	Fund Inception
Index	1 Year					Average Annualized	Cumulative
S&P 900® Dividend Revenue-Weighted Index	2.60%	11.11%	37.18%	10.60%	65.46%	12.42%	96.00%
S&P 900® Index	9.78	13.96	48.01	10.52	64.86	12.31	94.92
Fund
NAV Return	2.26	10.62	35.37	9.97	60.81	11.70	88.89
Market Price Return	2.26	10.64	35.44	9.96	60.73	11.70	88.98

16

Invesco S&P Ultra Dividend Revenue ETF (RDIV) (continued)

Oppenheimer S&P Ultra Dividend Revenue ETF (‘‘the Predecessor Fund’’) Predecessor Fund Inception: September 30, 2013

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.39% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index or Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

17

REDV	Manager’s Analysis
Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)

As an index fund, the Invesco Emerging Market Ultra Dividend Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FSTE Custom Emerging Ultra Dividend Revenue Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, FTSE Russell (“FTSE” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that selects a subset of constituent securities of the FTSE Emerging Index (the “Parent Index” or ‘‘Benchmark Index’’), an index designed to represent the performance of securities of the most liquid large- and mid-capitalization companies in emerging market countries. The Index includes the top 100 constituent securities of the Parent Index according to the highest average of the 1-year trailing dividend yields over the past two years, and then re-weights those securities according to the revenue earned by those companies, subject to a maximum 5% per company weighting and a maximum 10% variation on the Index’s allocation to a single country versus the Parent Index. The Index thus contains a subset of the securities included in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

Since the Fund inception on August 7, 2018 through fiscal year ended June 30, 2019, on a market price basis, the Fund returned 0.54%. On a net asset value (“NAV”) basis, the Fund returned 0.08%. During the same time period, the Index returned 1.08%. During the fiscal period, the Fund utilized a sampling methodology to achieve exposure to the Thailand securities included in the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and from the impact of the sampling methodology with respect to the securities previously mentioned during the period.

During this same time period, the Benchmark Index returned 1.21%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1750 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the markets of emerging market countries.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the utilities sector and most underweight in the consumer discretionary sector during the fiscal period ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight to and security selection in the real estate sector.

For the fiscal period ended June 30, 2019, the utilities sector contributed most significantly to the Fund’s return, followed by the financials and communication services sectors, respectively. The real estate sector detracted most significantly to the Fund’s return, followed by the industrials and consumer discretionary sectors respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal period ended June 30, 2019, included Companhia Paranaense de Energia—COPEL Pfd Registered B, a utilities company (portfolio average weight of 1.15%) and Companhia Energetica de Minas Gerais SA Pfd, a utilities company (no longer held at year-end). Positions that detracted most significantly from the Fund’s return during this period included Chongqing Changan Automobile Company Limited Class B, a consumer discretionary company (no longer held at fiscal year-end) and Sinopec Shanghai Petrochemical Co. Ltd. Class H, a materials company (no longer held at fiscal year-end).

18

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	16.5
Materials	15.5
Diversified Financials	10.7
Real Estate	10.2
Telecommunication Services	9.7
Utilities	9.4
Banks	8.4
Technology Hardware & Equipment	5.8
Retailing	5.1
Transportation	2.1
Automobiles & Components	1.7
Insurance	1.3
Software & Services	0.9
Capital Goods	0.6
Consumer Services	0.5
Food, Beverage & Tobacco	0.4
Media & Entertainment	0.4
Food & Staples Retailing	0.2
Consumer Durables & Apparel	0.1
Pharmaceuticals, Biotechnology & Life Sciences	0.0
Telecommunications Hardware	0.0
Other Assets in Excess of Liabilities	0.5
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Indian Oil Corp. Ltd.	4.55
Petrobras Distribuidora SA	4.50
Tupras Turkiye Petrol Rafinerileri AS	4.17
Vedanta Ltd.	4.15
Coal India Ltd.	4.13
China Cinda Asset Management Co. Ltd., Class H	4.12
Guangzhou R&F Properties Co. Ltd., Class H	4.05
China Huarong Asset Management Co. Ltd., Class H	3.96
China Resources Power Holdings Co. Ltd.	3.54
Telefonica Brasil SA	3.39

*	Excluding money market fund holdings.

19

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV) (continued)

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

Fund Inception
Index	Cumulative
FTSE Custom Emerging Ultra Dividend Revenue Index (Net)	1.08%
FTSE Emerging Index (Net)	1.21
Fund
NAV Return	0.08
Market Price Return	0.54

Oppenheimer Emerging Markets Ultra Dividend Revenue ETF (‘‘the Predecessor Fund’’) Predecessor Fund Inception: August 7, 2018

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.46% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index or Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

20

RIDV	Manager’s Analysis
Invesco International Ultra Dividend Revenue ETF (RIDV)

As an index fund, the Invesco International Ultra Dividend Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the FSTE Custom Developed ex US Ultra Dividend Revenue Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, FTSE Russell (“FTSE” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that starts with the FTSE Developed ex US Index (the “Parent Index” or ‘‘Benchmark Index’’), an index designed to represent the performance of large- and mid-cap securities from 24 developed market countries, excluding the United States. From a universe of components of the Parent Index, the Index (1) excludes the top 5% of securities within each country by yield, (2) excludes the top 5% of securities within each sector by dividend payout ratio, (3) selects the top 200 securities according to the highest average of the 1-year trailing dividend yields over the past two years and (4) re-weights those securities according to the revenue earned by those companies, subject to a maximum 5% per company weighting and a maximum 10% variation on the Index’s allocation to a single country versus the Parent Index. The Index thus contains a subset of the securities included in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

Since the Fund’s inception on August 7, 2018 through fiscal year ended June 30, 2019, on a market price basis, the Fund returned (1.96)%. On a net asset value (“NAV”) basis, the Fund returned (1.82)%. During the same time period, the Index returned (2.12)%. During the fiscal year, the Fund did not fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to performance differential of the securities that were sampled during the period.

During this same time period, the Benchmark Index returned (1.05)%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1555 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the international equity markets

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the financials sector and most underweight in the industrials sector during the fiscal period ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight to and security selection in the utilities sector.

During the fiscal period ended June 30, 2019, the utilities sector contributed most significantly to the Fund’s return, followed by materials and communication services sectors, respectively. The financials sector detracted most significantly from the Fund’s return, followed by the energy and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return during the fiscal period ended June 30, 2019, included Enel SpA., a utilities company (portfolio average weight of 2.31%) and Allianz SE, a financials company (portfolio average weight of 3.47%). Positions that detracted most significantly from the Fund’s return during this period included Bayerische Motoren Werke AG, a consumer discretionary company (portfolio average weight of 2.71%) and Societe Generale S.A. Class A, a financials company (no longer held at year-end).

21

Invesco International Ultra Dividend Revenue ETF (RIDV) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	18.6
Insurance	18.4
Banks	17.4
Materials	8.9
Telecommunication Services	8.6
Utilities	5.7
Automobiles & Components	3.0
Consumer Services	2.9
Capital Goods	2.3
Retailing	2.1
Transportation	2.0
Commercial & Professional Services	1.6
Diversified Financials	1.6
Technology Hardware & Equipment	1.4
Consumer Durables & Apparel	1.0
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Food, Beverage & Tobacco	0.9
Real Estate	0.9
Food & Staples Retailing	0.8
Money Market Fund	0.8
Media & Entertainment	0.7
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Royal Dutch Shell PLC, Class A	4.96
BP PLC	4.82
TOTAL SA	4.75
Allianz SE	3.20
Bayerische Motoren Werke AG	2.85
Credit Agricole SA	2.33
Enel SpA	2.31
Banco Santander SA	2.24
Deutsche Telekom AG	2.17
Assicurazioni Generali SpA	2.16

*	Excluding money market fund holdings.

22

Invesco International Ultra Dividend Revenue ETF (RIDV) (continued)

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

Fund Inception
Index	Cumulative
FTSE Custom Developed ex US Ultra Dividend Revenue Index (Net)	(2.12)%
FTSE Developed ex US Index (Net)	(1.05)
Fund
NAV Return	(1.82)
Market Price Return	(1.96)

Oppenheimer International Ultra Dividend Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: August 7, 2018

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

23

REEM	Manager’s Analysis
Invesco Emerging Markets Revenue ETF (REEM)

As an index fund, the Invesco Emerging Markets Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Emerging Markets Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI Emerging Markets Index (the “Parent Index” or ‘‘Benchmark Index’’), an index designed to represent the performance of large- and mid-capitalization securities in emerging market countries, according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 3.57%. On a net asset value (“NAV”) basis, the Fund returned 3.77%. During the same time period, the Index returned 4.63%. During the fiscal year, the Fund utilized a sampling methodology to achieve exposure to the Thailand, Chinese and various other Middle East and Asian securities included in the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and from the impact of the sampling methodology with respect to the securities previously mentioned during the period.

During this same time period, the Benchmark Index returned 1.21%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1195 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of emerging market equities.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the communication services sector during the fiscal year ended June 30, 2019. The majority of the Fund’s outperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight to and security selection in the communication services sector.

For the fiscal year ended June 30, 2019, the communication services sector contributed most significantly to the Fund’s return, followed by the energy and consumer discretionary sectors, respectively. The financials sector detracted most significantly from the Fund’s return, followed by the information technology and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Gazprom PJSC Sponsored ADR. an energy company (no longer held at year-end) and JBS S.A., a consumer staples company (portfolio average weight of 0.67%). Positions that detracted most significantly from the Fund’s return during this period included Hon Hai Precision Industry Co., Ltd., an information technology company (portfolio average weight of 2.00%) and Tata Motors Limited, a consumer discretionary company (portfolio average weight of 0.45%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	17.8
Banks	13.8
Technology Hardware & Equipment	9.9
Capital Goods	9.3
Materials	8.7
Telecommunication Services	4.7
Automobiles & Components	4.4
Utilities	4.1
Real Estate	3.9
Insurance	3.8
Food, Beverage & Tobacco	3.4
Retailing	3.2
Food & Staples Retailing	2.8
Transportation	1.8
Consumer Durables & Apparel	1.5
Semiconductors & Semiconductor Equipment	1.3
Media & Entertainment	1.2
Diversified Financials	1.1
Software & Services	0.8
Money Market Fund	0.7
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Health Care Equipment & Services	0.5
Consumer Services	0.4
Household & Personal Products	0.4
Commercial & Professional Services	0.1
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0

24

Invesco Emerging Markets Revenue ETF (REEM) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Samsung Electronics Co. Ltd.	2.45
Hon Hai Precision Industry Co. Ltd.	2.00
Gazprom PJSC	1.74
China Construction Bank Corp., Class H	1.69
LUKOIL PJSC	1.60
Rosneft Oil Co PJSC	1.43
China Mobile Ltd.	1.25
SK Holdings Co. Ltd.	1.23
CITIC Ltd.	1.08
Reliance Industries Ltd.	0.94

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

	1 Year	Fund Inception
Index		Average Annualized	Cumulative
Invesco Revenue Weighted Emerging Markets Index (Net)	4.63%	3.86%	7.75%
MSCI Emerging Markets Index (Net)	1.21	4.20	8.44
Fund
NAV Return	3.77	3.41	6.83
Market Price Return	3.57	3.49	7.00

25

Invesco Emerging Markets Revenue ETF (REEM) (continued)

Oppenheimer Emerging Markets Revenue ETF (the ‘‘Predecessor Fund”) Predecessor Fund Inception: July 11, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.46% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

26

REFA	Manager’s Analysis
Invesco International Revenue ETF (REFA)

As an index fund, the Invesco International Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted International Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI EAFE Index (the “Parent Index” or “Benchmark Index’’) according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. Thus, the Index contains the same securities as the Parent Index, but in different proportions. Since the Index is constructed based on securities in the Parent Index, it will primarily consist of securities from developed markets around the world, excluding the United States and Canada. It may include securities of foreign companies other than developed markets around the world and companies of any market capitalization, including medium capitalization companies. The Parent Index includes stocks from Europe, Australasia and the Far East. Consistent with the attributes of the Parent Index, the Fund invests in issuers that maintain their principal place of business or conduct their business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned (2.80)%. On a net asset value (“NAV”) basis, the Fund returned (3.03)%. During the same time period, the Index returned (2.76)%. During the fiscal year, the Fund did not fully replicate the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and from the impact of the sampling methodology during the period.

During this same time period, the Benchmark Index returned 1.08%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 920 equity securities. The Benchmark Index was selected for its recognition in the marketplace, and its performance comparison is a useful measure for investors as a broad representation of the markets of economically developed countries outside the U.S.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the consumer discretionary sector and most underweight in the health care sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being overweight to and security selection in the consumer discretionary sector.

For the fiscal year ended June 30, 2019, the utilities sector contributed most significantly to the Fund’s return, followed by the communication services and consumer staples sectors, respectively. The consumer discretionary sector detracted most significantly from the Fund’s return, followed by the materials and financials sectors respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Nestle S.A., a consumer staples company (portfolio average weight of 0.60%) and Enel SpA, a utilities company (portfolio average weight of 0.57%). Positions that detracted most significantly from the Fund’s return during this period included Glencore plc, a materials company (portfolio average weight of 1.33%) and Panasonic Corporation, a consumer discretionary company (portfolio average weight of 0.48%).

27

Invesco International Revenue ETF (REFA) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Capital Goods	13.0
Automobiles & Components	11.9
Energy	8.6
Materials	8.6
Banks	7.4
Insurance	6.7
Utilities	5.8
Telecommunication Services	4.8
Food & Staples Retailing	4.0
Food, Beverage & Tobacco	3.9
Consumer Durables & Apparel	3.1
Transportation	3.1
Diversified Financials	3.0
Money Market Fund	2.8
Pharmaceuticals, Biotechnology & Life Sciences	2.7
Technology Hardware & Equipment	2.5
Retailing	1.6
Health Care Equipment & Services	1.5
Commercial & Professional Services	1.4
Real Estate	1.4
Household & Personal Products	1.3
Software & Services	1.1
Consumer Services	1.0
Media & Entertainment	0.9
Semiconductors & Semiconductor Equipment	0.5
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Toyota Motor Corp.	2.07
BP PLC	1.83
Royal Dutch Shell PLC, Class A	1.33
Glencore PLC	1.30
TOTAL SA	1.17
EXOR NV	1.11
Royal Dutch Shell PLC, Class B	1.11
Daimler AG	1.08
Volkswagen AG	1.00
Honda Motor Co., Ltd.	0.92

*	Excluding money market fund holdings.

28

Invesco International Revenue ETF (REFA) (continued)

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted International Index (Net)	(2.76)%	2.57%	5.12%
MSCI EAFE® Index (Net)	1.08	4.11	8.26
Fund
NAV Return	(3.03)	2.30	4.58
Market Price Return	(2.80)	2.39	4.77

Oppenheimer International Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: July 11, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.42% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

29

RGLB	Manager’s Analysis
Invesco Global Revenue ETF (RGLB)

As an index fund, the Invesco Global Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted Global Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology that re-weights the MSCI All Country World Index (the “Parent Index” or ‘‘Benchmark Index’’), an index designed to measure the equity market performance of developed and emerging markets, according to the revenue earned, subject to a maximum 5% per company weighting. Thus, the Index contains the same securities as the Parent Index, but in different proportions. The Fund does not purchase all of the securities in the Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 1.45%. On a net asset value (“NAV”) basis, the Fund returned 1.26%. During the same time period, the Index returned 1.88%. During the fiscal year, the Fund utilized a sampling methodology to achieve exposure to the securities included in the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred and from the impact of the sampling methodology during the period.

During this same time period, the Benchmark Index returned 5.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 2850 equity securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the overall global stock market.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the energy sector and most underweight in the industrials sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund’s security selection in the industrials sector.

For the fiscal year ended June 30, 2019, the consumer staples sector contributed most significantly to the Fund’s return, followed by the financials and information technology sectors, respectively. The materials sector detracted most significantly from the Fund’s return, followed by the consumer discretionary and industrials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Walmart Inc., a consumer staples company (portfolio average weight of 1.47%) and Gazprom PJSC Sponsored ADR, an energy company (portfolio average weight of 0.35%). Positions that detracted most significantly from the Fund’s return during this period included Glencore plc, a materials company (portfolio average weight of 0.59%) and Hon Hai Precision Industry Co., Ltd., a materials company (portfolio average weight of 0.45%).

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Energy	11.0
Capital Goods	10.4
Banks	8.0
Automobiles & Components	7.1
Materials	6.7
Food & Staples Retailing	5.3
Insurance	5.2
Health Care Equipment & Services	5.1
Technology Hardware & Equipment	5.1
Telecommunication Services	4.2
Utilities	4.1
Retailing	3.7
Food, Beverage & Tobacco	3.6
Diversified Financials	3.2
Transportation	2.7
Pharmaceuticals, Biotechnology & Life Sciences	2.6
Software & Services	2.4
Consumer Durables & Apparel	2.0
Real Estate	1.9
Media & Entertainment	1.8
Money Market Fund	1.5
Semiconductors & Semiconductor Equipment	1.1
Consumer Services	0.9
Household & Personal Products	0.9
Commercial & Professional Services	0.8
Liabilities in Excess of Other Assets	(1.3)
Net Assets	100.0

30

Invesco Global Revenue ETF (RGLB) (continued)

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Walmart, Inc.	1.49
Royal Dutch Shell PLC, Class A	1.07
Toyota Motor Corp.	0.91
BP PLC	0.81
Exxon Mobil Corp.	0.78
Apple, Inc.	0.72
CVS Health Corp.	0.67
Volkswagen AG	0.65
Amazon.com, Inc.	0.64
UnitedHealth Group, Inc.	0.64

*	Excluding money market fund holdings.

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted Global Index (Net)	1.88%	5.12%	10.34%
MSCI All Country World Index (Net)	5.74	8.28	16.97
Fund
NAV Return	1.26	4.69	9.44
Market Price Return	1.45	4.72	9.51

31

Invesco Global Revenue ETF (RGLB) (continued)

Oppenheimer Global Revenue ETF (the ‘‘Predecessor Fund’’) Predecessor Fund Inception: July 11, 2017

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.43% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

32

ESGF	Manager’s Analysis
Invesco Global ESG Revenue ETF (ESGF)

As an index fund, the Invesco Global ESG Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Invesco Revenue Weighted Global ESG Index (the “Index”). The Fund generally will invest at least 90% of its total assets in the securities that comprise the Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Index.

Strictly in accordance with its guidelines and mandated procedures, MSCI, Inc. (“MSCI” or the “Index Provider”) compiles, maintains, and calculates the Index, which is constructed using a rules-based methodology to select companies from within the MSCI All Country World Index (the “Parent Index” or ‘‘Benchmark Index”), an index designed to measure the equity market performance of developed and emerging markets, that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weight those companies according to the revenue earned, subject to a maximum 5% per company weighting. The Index is constructed by using a scoring system established by MSCI ESG Research, Inc. to measure the strength of each pillar of environmental, social, and governance practices for each company within the Parent Index. Based on that scoring, the top half of companies with ESG score are selected for inclusion in the Index, and those that are selected are then re-weighted according to revenue earned. Thus, the Index contains a subset of the securities in the Parent Index, in different proportions. The Fund generally invests in all of the securities comprising the Index in proportion to their weightings in the Index.

For the fiscal year ended June 30, 2019, on a market price basis, the Fund returned 1.47%. On a net asset value (“NAV”) basis, the Fund returned 1.37%. During the same time period, the Index returned 1.44%. During the fiscal year, the Fund fully replicated the components of the Index; therefore, the Fund’s performance, on a NAV basis, differed from the return of the Index primarily due to fees and operating expenses that the Fund incurred during the period.

During this same time period, the Benchmark Index returned 5.74%. The Benchmark Index is an unmanaged index weighted by market capitalization based on the average performance of approximately 1,636 securities. The Benchmark Index was selected for its recognition in the market place, and because its performance comparison is a useful measure for investors as a broad representation of the global developed equity markets.

The performance of the Fund differed from the Benchmark Index in part because the Fund seeks to track an Index that employs a revenue weighted methodology, whereas the Benchmark Index weights stocks based primarily on market capitalization.

Relative to the Benchmark Index, the Fund was most overweight in the industrials sector and most underweight in the information technology sector during the fiscal year ended June 30, 2019. The majority of the Fund’s underperformance relative to the Benchmark Index during that period can be attributed to the Fund being underweight in the information technology sector.

For the fiscal year ended June 30, 2019, the information technology sector contributed most significantly to the Fund’s return, followed by the utilities and industrials sectors, respectively. The energy sector detracted most significantly from the Fund’s return, followed by the consumer discretionary and materials sectors, respectively.

Positions that contributed most significantly to the Fund’s return for the fiscal year ended June 30, 2019, included Advanced Microsoft Corporation, an information technology company (portfolio average weight of 0.58%) and Nestle S.A., a consumer staples company (portfolio average weight of 0.44%). Positions that detracted most significantly from the Fund’s return during this period included Panasonic Corporation, a consumer discretionary company (portfolio average weight of 0.40%) and JXTG Holdings, Inc., an energy company (portfolio average weight of 0.56%).

33

Invesco Global ESG Revenue ETF (ESGF) (continued)

Sector Breakdown (% of the Fund’s Net Assets) as of June 30, 2019
Capital Goods	11.2
Energy	9.4
Banks	8.1
Materials	6.4
Technology Hardware & Equipment	5.9
Automobiles & Components	5.8
Insurance	4.9
Health Care Equipment & Services	4.8
Utilities	4.7
Food, Beverage & Tobacco	4.2
Food & Staples Retailing	4.1
Telecommunication Services	4.1
Diversified Financials	3.7
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Retailing	3.2
Software & Services	3.1
Consumer Durables & Apparel	2.8
Transportation	2.8
Money Market Fund	2.1
Media & Entertainment	1.7
Household & Personal Products	1.5
Real Estate	1.2
Semiconductors & Semiconductor Equipment	1.2
Commercial & Professional Services	1.0
Consumer Services	0.8
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0

Top Ten Fund Holdings* (% of the Fund’s Net Assets) as of June 30, 2019
Security
Toyota Motor Corp.	1.43
BP PLC	1.29
Apple, Inc.	1.20
CVS Health Corp.	1.11
Samsung Electronics Co. Ltd.	0.95
Royal Dutch Shell PLC, Class A	0.94
AmerisourceBergen Corp.	0.84
TOTAL SA	0.82
Exor NV	0.78
Royal Dutch Shell PLC, Class B	0.78

*	Excluding money market fund holdings.

34

Invesco Global ESG Revenue ETF (ESGF) (continued)

Growth of a $10,000 Investment

Fund Performance History as of June 30, 2019

		Fund Inception
Index	1 Year	Average Annualized	Cumulative
Invesco Revenue Weighted Global ESG Index (Net)	1.44%	8.94%	25.75%
MSCI All Country World Index (Net)	5.74	11.58	34.10
Fund
NAV Return	1.37	8.68	24.97
Market Price Return	1.47	8.86	25.51

Oppenheimer Global EGS Revenue ETF (the “Predecessor Fund”) Predecessor Fund Inception: October 27, 2016

Performance quoted above represents past performance. Past performance is not a guarantee of future results and current performance may be higher or lower than performance quoted. Investment returns and principal value will fluctuate, and shares of the Fund (“Fund Shares”), when redeemed or sold, may be worth more or less than their original cost. Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. According to the Fund’s current prospectus, the Fund’s expense ratio of 0.45% is expressed as a unitary management fee to cover operating expenses and expenses incurred in connection with managing the portfolio. NAV and Market Price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and Market Price, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund Shares. See invesco.com/ETFs to find the most recent month-end performance numbers.

Index and Benchmark Index performance results are based upon a hypothetical investment in their respective constituent securities. Index and Benchmark Index returns do not represent Fund returns. An investor cannot invest directly in an index. The Index and Benchmark Index does not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the hypothetical performance shown. In addition, the results actual investors might have achieved would have differed from those shown because of differences in the timing, amounts of their investments, and fees and expenses associated with an investment in the Fund.

Notes Regarding Indexes and Fund Performance History:

-	Average Annualized and Cumulative Inception returns for the Fund, Index and Benchmark Index are based on the inception date of the Predecessor Fund.

-	Net returns reflect reinvested dividends net of withholding taxes.

-	Effective after the close of business on May 24, 2019, the Predecessor Fund was reorganized into the Fund. Fund returns shown are blended returns of the Predecessor Fund and the Fund.

35

Schedule of Investments

Invesco S&P 500 Revenue ETF (RWL)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Automobiles & Components—2.8%
14,754	Aptiv PLC	$1,192,566
19,464	BorgWarner, Inc.	817,099
1,224,620	Ford Motor Co.	12,527,862
314,845	General Motors Co.	12,130,978
12,402	Harley-Davidson, Inc.	444,364

	Total Automobiles & Components	27,112,869

	Banks—4.8%
305,821	Bank of America Corp.	8,868,809
20,338	BB&T Corp.	999,206
114,025	Citigroup, Inc.	7,985,171
16,317	Citizens Financial Group, Inc.	576,969
4,039	Comerica, Inc.	293,393
23,022	Fifth Third Bancorp	642,314
2,994	First Republic Bank	292,364
30,992	Huntington Bancshares, Inc.	428,309
95,642	JPMorgan Chase & Co.	10,692,776
33,510	KeyCorp	594,802
3,018	M&T Bank Corp.	513,271
9,425	People’s United Financial, Inc.	158,152
11,545	PNC Financial Services Group, Inc. (The)	1,584,898
34,369	Regions Financial Corp.	513,473
12,584	SunTrust Banks, Inc.	790,904
1,031	SVB Financial Group[1]	231,552
36,970	U.S. Bancorp	1,937,228
172,997	Wells Fargo & Co.	8,186,218
5,362	Zions Bancorp NA	246,545

	Total Banks	45,536,354

	Capital Goods—8.0%
14,997	3M Co.	2,599,580
5,343	A.O. Smith Corp.	251,976
2,031	Allegion PLC	224,527
4,511	AMETEK, Inc.	409,779
47,449	Arconic, Inc.	1,225,133
22,310	Boeing Co. (The)	8,121,063
33,605	Caterpillar, Inc.	4,580,026
11,421	Cummins, Inc.	1,956,874
19,926	Deere & Co.	3,301,938
5,700	Dover Corp.	571,140
21,361	Eaton Corp. PLC	1,778,944
22,235	Emerson Electric Co.	1,483,519
12,424	Fastenal Co.	404,898
6,031	Flowserve Corp.	317,773
7,042	Fortive Corp.	574,064
7,953	Fortune Brands Home & Security, Inc.	454,355
17,111	General Dynamics Corp.	3,111,122
904,442	General Electric Co.	9,496,641
2,680	Harris Corp.[1]	506,868
18,022	Honeywell International, Inc.	3,146,461
3,016	Huntington Ingalls Industries, Inc.	677,816
7,557	Illinois Tool Works, Inc.	1,139,671
9,835	Ingersoll-Rand PLC	1,245,800
14,269	Jacobs Engineering Group, Inc.	1,204,161
53,645	Johnson Controls International PLC	2,216,075
12,463	Lockheed Martin Corp.	4,530,799
16,846	Masco Corp.	661,037
7,879	Northrop Grumman Corp.	2,545,784

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
26,862	PACCAR, Inc.	$1,924,931
6,803	Parker-Hannifin Corp.	1,156,578
6,338	Pentair PLC	235,774
23,655	Quanta Services, Inc.	903,385
11,991	Raytheon Co.	2,084,995
3,321	Rockwell Automation, Inc.	544,079
1,120	Roper Technologies, Inc.	410,211
1,912	Snap-on, Inc.	316,704
7,703	Stanley Black & Decker, Inc.	1,113,931
21,542	Textron, Inc.	1,142,588
854	TransDigm Group, Inc.[1]	413,165
5,302	United Rentals, Inc.[1]	703,204
42,716	United Technologies Corp.	5,561,623
3,193	W.W. Grainger, Inc.	856,458
5,570	Wabtec Corp.[2]	399,703
4,985	Xylem, Inc.	416,945

	Total Capital Goods	76,922,098

	Commercial & Professional Services—0.5%
2,219	Cintas Corp.	526,547
2,046	Copart, Inc.[1]	152,918
1,988	Equifax, Inc.	268,857
5,377	IHS Markit Ltd.[1]	342,622
21,675	Nielsen Holdings PLC	489,855
8,966	Republic Services, Inc.	776,814
8,069	Robert Half International, Inc.	460,014
3,780	Rollins, Inc.	135,589
1,301	Verisk Analytics, Inc.	190,544
10,190	Waste Management, Inc.	1,175,620

	Total Commercial & Professional Services	4,519,380

	Consumer Durables & Apparel—1.6%
12,079	Capri Holdings Ltd.[1]	418,900
27,900	D.R. Horton, Inc.	1,203,327
3,295	Garmin Ltd.	262,941
32,236	Hanesbrands, Inc.	555,104
3,303	Hasbro, Inc.	349,061
9,085	Leggett & Platt, Inc.	348,591
30,949	Lennar Corp., Class A	1,499,788
5,081	Mohawk Industries, Inc.[1]	749,295
45,476	Newell Brands, Inc.	701,240
35,844	NIKE, Inc., Class B	3,009,104
24,035	PulteGroup, Inc.	759,987
8,512	PVH Corp.	805,576
4,351	Ralph Lauren Corp.	494,230
15,688	Tapestry, Inc.	497,780
7,439	Under Armour, Inc., Class A1	188,579
8,438	Under Armour, Inc., Class C1	187,324
12,126	VF Corp.	1,059,206
11,896	Whirlpool Corp.	1,693,514

	Total Consumer Durables & Apparel	14,783,547

	Consumer Services—1.2%
28,109	Carnival Corp.	1,308,474
529	Chipotle Mexican Grill, Inc.[1]	387,694
5,442	Darden Restaurants, Inc.	662,455
8,505	H&R Block, Inc.	249,196
7,477	Hilton Worldwide Holdings, Inc.	730,802
12,004	Marriott International, Inc., Class A	1,684,041

The accompanying notes are an integral part of these financial statements.

36

Invesco S&P 500 Revenue ETF (RWL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
7,855	McDonald’s Corp.	$1,631,169
33,855	MGM Resorts International	967,237
8,777	Norwegian Cruise Line Holdings Ltd.[1]	470,711
6,167	Royal Caribbean Cruises Ltd.	747,502
23,436	Starbucks Corp.	1,964,640
4,447	Wynn Resorts Ltd.	551,384
3,923	Yum! Brands, Inc.	434,158

	Total Consumer Services	11,789,463

	Diversified Financials—5.0%
2,023	Affiliated Managers Group, Inc.	186,399
28,003	American Express Co.	3,456,690
6,349	Ameriprise Financial, Inc.	921,621
33,945	Bank of New York Mellon Corp. (The)	1,498,672
93,896	Berkshire Hathaway, Inc., Class B1	20,015,810
2,436	BlackRock, Inc.	1,143,215
28,439	Capital One Financial Corp.	2,580,555
1,860	Cboe Global Markets, Inc.	192,752
21,619	Charles Schwab Corp. (The)	868,868
1,732	CME Group, Inc.	336,198
13,173	Discover Financial Services	1,022,093
5,319	E*TRADE Financial Corp.	237,227
13,407	Franklin Resources, Inc.[2]	466,564
20,973	Goldman Sachs Group, Inc. (The)	4,291,076
5,713	Intercontinental Exchange, Inc.	490,975
19,135	Invesco Ltd.[3]	391,502
29,905	Jefferies Financial Group, Inc.	575,073
1,801	Moody’s Corp.	351,753
91,705	Morgan Stanley	4,017,596
486	MSCI, Inc.	116,052
3,466	Nasdaq, Inc.	333,325
6,031	Northern Trust Corp.	542,790
7,258	Raymond James Financial, Inc.	613,664
2,159	S&P Global, Inc.	491,799
17,214	State Street Corp.	965,017
35,233	Synchrony Financial	1,221,528
3,918	T. Rowe Price Group, Inc.	429,844

	Total Diversified Financials	47,758,658

	Energy—9.2%
14,593	Anadarko Petroleum Corp.	1,029,682
20,434	Apache Corp.	591,973
80,563	Baker Hughes a GE Co.	1,984,267
7,508	Cabot Oil & Gas Corp.	172,384
100,183	Chevron Corp.	12,466,772
3,324	Cimarex Energy Co.	197,213
3,385	Concho Resources, Inc.	349,264
48,279	ConocoPhillips	2,945,019
30,278	Devon Energy Corp.	863,529
2,000	Diamondback Energy, Inc.	217,940
15,963	EOG Resources, Inc.	1,487,113
285,745	Exxon Mobil Corp.	21,896,639
86,717	Halliburton Co.	1,971,945
4,482	Helmerich & Payne, Inc.	226,879
8,898	Hess Corp.	565,646
33,541	HollyFrontier Corp.	1,552,277
53,508	Kinder Morgan, Inc.	1,117,247
33,131	Marathon Oil Corp.	470,791
169,216	Marathon Petroleum Corp.	9,455,790

Shares		Value
	Common Stocks (continued)
	Energy (continued)
33,233	National Oilwell Varco, Inc.	$738,770
16,932	Noble Energy, Inc.	379,277
28,079	Occidental Petroleum Corp.	1,411,812
14,710	ONEOK, Inc.	1,012,195
99,750	Phillips 66	9,330,615
5,069	Pioneer Natural Resources Co.	779,916
70,686	Schlumberger Ltd.	2,809,062
41,972	TechnipFMC PLC	1,088,754
115,155	Valero Energy Corp.	9,858,419
24,772	Williams Cos., Inc. (The)	694,607

	Total Energy	87,665,797

	Food & Staples Retailing—7.9%
44,278	Costco Wholesale Corp.	11,700,904
384,322	Kroger Co. (The)	8,343,631
64,130	Sysco Corp.	4,535,274
199,323	Walgreens Boots Alliance, Inc.	10,896,988
364,440	Walmart, Inc.	40,266,976

	Total Food & Staples Retailing	75,743,773

	Food, Beverage & Tobacco—3.3%
29,394	Altria Group, Inc.	1,391,806
120,668	Archer-Daniels-Midland Co.	4,923,254
4,557	Brown-Forman Corp., Class B	252,595
17,928	Campbell Soup Co.	718,375
48,352	Coca-Cola Co. (The)	2,462,084
22,995	Conagra Brands, Inc.	609,827
3,342	Constellation Brands, Inc., Class A	658,173
24,009	General Mills, Inc.	1,260,953
4,383	Hershey Co. (The)	587,453
17,886	Hormel Foods Corp.[2]	725,098
4,912	JM Smucker Co. (The)	565,813
18,651	Kellogg Co.	999,134
66,948	Kraft Heinz Co. (The)	2,078,066
4,597	Lamb Weston Holdings, Inc.	291,266
2,674	McCormick & Co., Inc.	414,497
15,371	Molson Coors Brewing Co., Class B	860,776
36,101	Mondelez International, Inc., Class A	1,945,844
4,917	Monster Beverage Corp.[1]	313,852
37,612	PepsiCo, Inc.	4,932,062
29,472	Philip Morris International, Inc.	2,314,436
38,336	Tyson Foods, Inc., Class A	3,095,249

	Total Food, Beverage & Tobacco	31,400,613

	Health Care Equipment & Services—12.8%
28,876	Abbott Laboratories	2,428,472
237	ABIOMED, Inc.[1]	61,736
526	Align Technology, Inc.[1]	143,966
158,619	AmerisourceBergen Corp.	13,523,856
25,395	Anthem, Inc.	7,166,723
10,991	Baxter International, Inc.	900,163
5,622	Becton Dickinson and Co.	1,416,800
18,998	Boston Scientific Corp.[1]	816,534
250,196	Cardinal Health, Inc.	11,784,232
94,328	Centene Corp.[1]	4,946,560
5,855	Cerner Corp.	429,171
36,480	Cigna Corp.	5,747,424
622	Cooper Cos., Inc. (The)	209,546
298,737	CVS Health Corp.	16,278,179
11,113	Danaher Corp.	1,588,270

The accompanying notes are an integral part of these financial statements.

37

Invesco S&P 500 Revenue ETF (RWL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
17,862	DaVita, Inc.[1]	$1,004,916
5,419	DENTSPLY SIRONA, Inc.	316,253
1,613	Edwards Lifesciences Corp.[1]	297,986
29,152	HCA Healthcare, Inc.	3,940,476
13,383	Henry Schein, Inc.[1]	935,472
5,309	Hologic, Inc.[1]	254,938
18,025	Humana, Inc.	4,782,033
655	IDEXX Laboratories, Inc.[1]	180,341
599	Intuitive Surgical, Inc.[1]	314,205
5,237	Laboratory Corp. of America Holdings[1]	905,477
124,027	McKesson Corp.	16,667,989
24,217	Medtronic PLC	2,358,494
5,766	Quest Diagnostics, Inc.	587,036
1,657	ResMed, Inc.	202,204
5,486	Stryker Corp.	1,127,812
603	Teleflex, Inc.	199,683
72,637	UnitedHealth Group, Inc.	17,724,154
6,855	Universal Health Services, Inc., Class B	893,823
1,790	Varian Medical Systems, Inc.[1]	243,673
6,064	WellCare Health Plans, Inc.[1]	1,728,664
5,192	Zimmer Biomet Holdings, Inc.	611,306

	Total Health Care Equipment & Services	122,718,567

	Household & Personal Products—1.1%
4,197	Church & Dwight Co., Inc.	306,633
3,092	Clorox Co. (The)	473,416
16,261	Colgate-Palmolive Co.	1,165,426
50,269	Coty, Inc., Class A	673,605
6,362	Estee Lauder Cos., Inc., (The), Class A	1,164,946
10,327	Kimberly-Clark Corp.	1,376,382
46,356	Procter & Gamble Co. (The)	5,082,935

	Total Household & Personal Products	10,243,343

	Insurance—3.9%
31,498	Aflac, Inc.	1,726,405
30,668	Allstate Corp. (The)	3,118,629
70,163	American International Group, Inc.	3,738,285
4,388	Aon PLC	846,796
6,070	Arthur J. Gallagher & Co.	531,671
6,415	Assurant, Inc.	682,428
16,769	Chubb Ltd.	2,469,906
4,738	Cincinnati Financial Corp.	491,188
2,309	Everest Re Group Ltd.	570,739
26,751	Hartford Financial Services Group, Inc. (The)	1,490,566
20,203	Lincoln National Corp.	1,302,083
20,527	Loews Corp.	1,122,211
11,795	Marsh & McLennan Cos., Inc.	1,176,551
108,247	MetLife, Inc.	5,376,629
20,818	Principal Financial Group, Inc.	1,205,779
31,985	Progressive Corp. (The)	2,556,561
48,962	Prudential Financial, Inc.	4,945,162
3,780	Torchmark Corp.	338,159
15,790	Travelers Cos., Inc. (The)	2,360,921
27,366	Unum Group	918,129
3,460	Willis Towers Watson PLC	662,728

	Total Insurance	37,631,526

	Materials—3.2%
3,171	Air Products & Chemicals, Inc.	717,819
3,691	Albemarle Corp.[2]	259,883

Shares		Value
	Common Stocks (continued)
	Materials (continued)
94,740	Amcor PLC[1]	$1,088,563
4,986	Avery Dennison Corp.	576,781
13,741	Ball Corp.	961,733
5,193	Celanese Corp.	559,805
7,514	CF Industries Holdings, Inc.	350,979
70,448	Corteva, Inc.[1]	2,083,147
72,258	Dow, Inc.	3,563,042
8,032	DuPont de Nemours, Inc.	602,962
10,604	Eastman Chemical Co.	825,309
5,720	Ecolab, Inc.	1,129,357
4,554	FMC Corp.	377,754
128,097	Freeport-McMoRan, Inc.	1,487,206
2,266	International Flavors & Fragrances, Inc.[2]	328,774
41,933	International Paper Co.	1,816,538
7,184	Linde PLC	1,442,547
33,962	LyondellBasell Industries NV, Class A	2,925,147
1,512	Martin Marietta Materials, Inc.	347,926
33,016	Mosaic Co. (The)	826,391
15,578	Newmont Goldcorp Corp.	599,286
38,258	Nucor Corp.	2,108,016
5,722	Packaging Corp. of America	545,421
10,089	PPG Industries, Inc.	1,177,487
8,220	Sealed Air Corp.	351,652
2,880	Sherwin-Williams Co. (The)	1,319,875
2,638	Vulcan Materials Co.	362,224
37,130	WestRock Co.	1,354,131

	Total Materials	30,089,755

	Media & Entertainment—4.4%
12,418	Activision Blizzard, Inc.	586,130
5,014	Alphabet, Inc., Class A1	5,429,159
5,019	Alphabet, Inc., Class C1	5,425,087
23,535	CBS Corp., Class B	1,174,396
8,709	Charter Communications, Inc., Class A1	3,441,623
179,213	Comcast Corp., Class A	7,577,126
14,567	Discovery, Inc., Class A1,2	447,207
15,750	Discovery, Inc., Class C1	448,088
27,481	DISH Network Corp., Class A1	1,055,545
4,110	Electronic Arts, Inc.[1]	416,179
25,122	Facebook, Inc., Class A1	4,848,546
12,432	Fox Corp., Class A	455,508
12,532	Fox Corp., Class B	457,794
34,687	Interpublic Group of Cos., Inc. (The)	783,579
3,779	Netflix, Inc.[1]	1,388,102
33,644	News Corp., Class A	453,858
32,597	News Corp., Class B	455,054
14,735	Omnicom Group, Inc.	1,207,533
1,868	Take-Two Interactive Software, Inc.[1]	212,074
2,736	TripAdvisor, Inc.[1]	126,649
6,764	Twitter, Inc.[1]	236,064
33,577	Viacom, Inc., Class B	1,002,945
32,435	Walt Disney Co. (The)	4,529,223

	Total Media & Entertainment	42,157,469

	Pharmaceuticals, Biotechnology & Life Sciences—3.6%
32,061	AbbVie, Inc.	2,331,476
5,543	Agilent Technologies, Inc.	413,896
2,832	Alexion Pharmaceuticals, Inc.[1]	370,935
10,474	Allergan PLC	1,753,662

The accompanying notes are an integral part of these financial statements.

38

Invesco S&P 500 Revenue ETF (RWL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
10,411	Amgen, Inc.	$1,918,539
4,181	Biogen, Inc.[1]	977,810
37,839	Bristol-Myers Squibb Co.	1,715,999
12,591	Celgene Corp.[1]	1,163,912
16,562	Eli Lilly & Co.	1,834,904
26,003	Gilead Sciences, Inc.	1,756,763
766	Illumina, Inc.[1]	282,003
1,986	Incyte Corp.[1]	168,731
5,762	IQVIA Holdings, Inc.[1]	927,106
44,759	Johnson & Johnson	6,234,033
40,055	Merck & Co., Inc.	3,358,612
289	Mettler-Toledo International, Inc.[1]	242,760
51,048	Mylan NV1	971,954
2,738	Nektar Therapeutics[1]	97,418
2,314	PerkinElmer, Inc.	222,931
8,387	Perrigo Co. PLC	399,389
97,333	Pfizer, Inc.	4,216,466
1,750	Regeneron Pharmaceuticals, Inc.[1]	547,750
6,674	Thermo Fisher Scientific, Inc.	1,960,020
1,477	Vertex Pharmaceuticals, Inc.[1]	270,852
914	Waters Corp.[1]	196,729
4,131	Zoetis, Inc.	468,827

	Total Pharmaceuticals, Biotechnology & Life Sciences	34,803,477

	Real Estate—0.9%
701	Alexandria Real Estate Equities, Inc.	98,904
2,758	American Tower Corp.	563,873
1,447	Apartment Investment & Management Co., Class A	72,524
850	AvalonBay Communities, Inc.	172,703
1,588	Boston Properties, Inc.	204,852
33,994	CBRE Group, Inc., Class A1	1,743,892
3,220	Crown Castle International Corp.	419,727
2,004	Digital Realty Trust, Inc.	236,051
2,381	Duke Realty Corp.	75,263
793	Equinix, Inc.	399,902
2,562	Equity Residential	194,507
375	Essex Property Trust, Inc.	109,474
889	Extra Space Storage, Inc.	94,323
538	Federal Realty Investment Trust	69,273
4,342	HCP, Inc.	138,857
23,499	Host Hotels & Resorts, Inc.	428,152
10,319	Iron Mountain, Inc.	322,985
4,768	Kimco Realty Corp.	88,113
2,116	Macerich Co. (The)	70,865
1,043	Mid-America Apartment Communities, Inc.	122,824
2,786	Prologis, Inc.	223,158
933	Public Storage	222,213
1,456	Realty Income Corp.	100,420
1,254	Regency Centers Corp.	83,692
656	SBA Communications Corp.[1]	147,495
2,673	Simon Property Group, Inc.	427,038
1,306	SL Green Realty Corp.	104,963
1,885	UDR, Inc.	84,618
4,341	Ventas, Inc.	296,707
3,028	Vornado Realty Trust	194,095
4,584	Welltower, Inc.	373,733
21,803	Weyerhaeuser Co.	574,291

	Total Real Estate	8,459,487

Shares		Value
	Common Stocks (continued)
	Retailing—7.2%
4,917	Advance Auto Parts, Inc.	$757,906
9,956	Amazon.com, Inc.[1]	18,852,980
796	AutoZone, Inc.[1]	875,178
50,221	Best Buy Co., Inc.	3,501,910
628	Booking Holdings, Inc.[1]	1,177,318
16,821	CarMax, Inc.[1]	1,460,567
14,883	Dollar General Corp.	2,011,586
16,174	Dollar Tree, Inc.[1]	1,736,926
21,393	eBay, Inc.	845,024
6,901	Expedia Group, Inc.	918,040
14,323	Foot Locker, Inc.	600,420
70,148	Gap, Inc. (The)	1,260,560
14,179	Genuine Parts Co.	1,468,661
40,982	Home Depot, Inc. (The)	8,523,027
32,528	Kohl’s Corp.	1,546,706
45,454	L Brands, Inc.	1,186,349
36,094	LKQ Corp.[1]	960,461
55,306	Lowe’s Cos., Inc.	5,580,929
92,180	Macy’s, Inc.	1,978,183
37,304	Nordstrom, Inc.[2]	1,188,506
1,925	O’Reilly Automotive, Inc.[1]	710,941
11,635	Ross Stores, Inc.	1,153,261
66,731	Target Corp.	5,779,572
3,746	Tiffany & Co.	350,776
57,315	TJX Cos., Inc. (The)	3,030,817
5,870	Tractor Supply Co.	638,656
1,511	Ulta Beauty, Inc.[1]	524,151

	Total Retailing	68,619,411

	Semiconductors & Semiconductor Equipment—2.0%
15,534	Advanced Micro Devices, Inc.[1,2]	471,768
4,633	Analog Devices, Inc.	522,927
29,565	Applied Materials, Inc.	1,327,764
6,192	Broadcom, Inc.	1,782,429
117,897	Intel Corp.	5,643,729
3,084	KLA-Tencor Corp.	364,529
4,556	Lam Research Corp.	855,799
3,303	Maxim Integrated Products, Inc.	197,585
4,969	Microchip Technology, Inc.[2]	430,812
70,947	Micron Technology, Inc.[1]	2,737,845
5,732	NVIDIA Corp.	941,366
3,883	Qorvo, Inc.[1]	258,647
23,876	QUALCOMM, Inc.	1,816,247
3,966	Skyworks Solutions, Inc.	306,453
11,226	Texas Instruments, Inc.	1,288,296
2,242	Xilinx, Inc.	264,377

	Total Semiconductors & Semiconductor Equipment	19,210,573

	Software & Services—4.1%
17,777	Accenture PLC, Class A	3,284,656
2,675	Adobe, Inc.[1]	788,189
2,714	Akamai Technologies, Inc.[1]	217,500
4,003	Alliance Data Systems Corp.	560,940
521	ANSYS, Inc.[1]	106,711
1,343	Autodesk, Inc.[1]	218,775
6,539	Automatic Data Processing, Inc.	1,081,093
2,712	Broadridge Financial Solutions, Inc.	346,268
2,508	Cadence Design Systems, Inc.[1]	177,591

The accompanying notes are an integral part of these financial statements.

39

Invesco S&P 500 Revenue ETF (RWL) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
2,392	Citrix Systems, Inc.	$234,751
20,464	Cognizant Technology Solutions Corp., Class A	1,297,213
31,008	DXC Technology Co.	1,710,091
5,364	Fidelity National Information Services, Inc.	658,055
5,101	Fiserv, Inc.[1]	465,007
706	FleetCor Technologies, Inc.[1]	198,280
1,914	Fortinet, Inc.[1]	147,053
1,941	Gartner, Inc.[1]	312,385
1,691	Global Payments, Inc.	270,780
44,748	International Business Machines Corp.	6,170,749
2,061	Intuit, Inc.	538,601
889	Jack Henry & Associates, Inc.	119,055
4,535	Mastercard, Inc., Class A	1,199,644
70,834	Microsoft Corp.	9,488,923
57,464	Oracle Corp.	3,273,724
3,269	Paychex, Inc.	269,006
10,564	PayPal Holdings, Inc.[1]	1,209,155
1,403	Red Hat, Inc.[1]	263,427
7,219	salesforce.com, Inc.[1]	1,095,339
18,884	Symantec Corp.	410,916
2,004	Synopsys, Inc.[1]	257,895
2,478	Total System Services, Inc.	317,853
465	VeriSign, Inc.[1]	97,259
9,872	Visa, Inc., Class A	1,713,286
21,228	Western Union Co. (The)	422,225

	Total Software & Services	38,922,395

	Technology Hardware & Equipment—4.2%
6,796	Amphenol Corp., Class A	652,008
103,300	Apple, Inc.	20,445,136
744	Arista Networks, Inc.[1]	193,157
72,441	Cisco Systems, Inc.	3,964,696
29,006	Corning, Inc.	963,869
1,238	F5 Networks, Inc.[1]	180,290
2,692	FLIR Systems, Inc.	145,637
164,929	Hewlett Packard Enterprise Co.	2,465,689
226,733	HP, Inc.	4,713,779
829	IPG Photonics Corp.[1]	127,873
13,247	Juniper Networks, Inc.	352,768
3,823	Keysight Technologies, Inc.[1]	343,344
3,640	Motorola Solutions, Inc.	606,897
7,788	NetApp, Inc.	480,520
18,951	Seagate Technology PLC	892,971
11,961	TE Connectivity Ltd.	1,145,625
38,398	Western Digital Corp.	1,825,825
21,557	Xerox Corp.	763,333

	Total Technology Hardware & Equipment	40,263,417

	Telecommunication Services—2.7%
422,711	AT&T, Inc.	14,165,046
161,132	CenturyLink, Inc.	1,894,912
173,291	Verizon Communications, Inc.	9,900,115

	Total Telecommunication Services	25,960,073

	Transportation—3.1%
10,171	Alaska Air Group, Inc.	650,029
105,756	American Airlines Group, Inc.	3,448,703
15,194	C.H. Robinson Worldwide, Inc.	1,281,614
12,407	CSX Corp.	959,930

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
62,025	Delta Air Lines, Inc.	$3,519,919
8,675	Expeditors International of Washington, Inc.	658,085
32,317	FedEx Corp.	5,306,128
7,448	JB Hunt Transport Services, Inc.	680,822
1,839	Kansas City Southern	224,027
4,596	Norfolk Southern Corp.	916,121
33,061	Southwest Airlines Co.	1,678,837
10,524	Union Pacific Corp.	1,779,714
37,130	United Continental Holdings, Inc.[1]	3,250,731
54,379	United Parcel Service, Inc., Class B	5,615,719

	Total Transportation	29,970,379

	Utilities—2.5%
48,147	AES Corp.	806,944
5,572	Alliant Energy Corp.	273,474
6,311	Ameren Corp.	474,019
13,784	American Electric Power Co., Inc.	1,213,130
2,283	American Water Works Co., Inc.	264,828
2,201	Atmos Energy Corp.	232,338
28,492	CenterPoint Energy, Inc.	815,726
9,180	CMS Energy Corp.	531,614
10,890	Consolidated Edison, Inc.	954,835
13,892	Dominion Energy, Inc.	1,074,129
8,372	DTE Energy Co.	1,070,611
21,589	Duke Energy Corp.	1,905,013
16,793	Edison International	1,132,016
8,242	Entergy Corp.	848,349
6,232	Evergy, Inc.	374,855
8,564	Eversource Energy	648,809
55,820	Exelon Corp.	2,676,011
19,975	FirstEnergy Corp.	855,130
6,162	NextEra Energy, Inc.	1,262,347
14,067	NiSource, Inc.	405,130
21,639	NRG Energy, Inc.	759,962
2,944	Pinnacle West Capital Corp.	277,001
19,013	PPL Corp.	589,593
12,604	Public Service Enterprise Group, Inc.	741,367
6,506	Sempra Energy	894,185
31,401	Southern Co. (The)	1,735,847
7,122	WEC Energy Group, Inc.	593,761
15,088	Xcel Energy, Inc.	897,585

	Total Utilities	24,308,609

	Total Common Stocks (Cost $863,659,309)	956,591,033

The accompanying notes are an integral part of these financial statements.

40

Invesco S&P 500 Revenue ETF (RWL) (continued)

June 30, 2019

Shares		Value
	Investment of Cash Collateral for Securities Loaned—0.3%
2,423,407	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[4,5]	$2,423,407
807,480	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[4,5]	807,803

	Total Investment of Cash Collateral for Securities Loaned (Cost $3,231,210)	3,231,210

	Total Investments—100.3% (Cost $866,890,519)	959,822,243

	Liabilities in Excess of Other Assets—(0.3)%	(3,273,636)

	Net Assets—100.0%	$956,548,607

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $3,198,532; total value of the collateral held by the Fund was $3,231,210.
[3]	Affiliated security (Note 4).
[4]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[5]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

41

Schedule of Investments

Invesco S&P MidCap 400 Revenue ETF (RWK)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Automobiles & Components—4.1%
192,058	Adient PLC	$4,661,248
113,758	Dana, Inc.	2,268,334
60,890	Delphi Technologies PLC	1,217,800
18,002	Gentex Corp.	443,029
236,772	Goodyear Tire & Rubber Co. (The)	3,622,612
30,460	Thor Industries, Inc.	1,780,387
12,816	Visteon Corp.[1]	750,761

	Total Automobiles & Components	14,744,171

	Banks—2.8%
17,134	Associated Banc-Corp.	362,213
7,785	BancorpSouth Bank	226,076
2,069	Bank of Hawaii Corp.	171,541
9,387	Bank OZK	282,455
4,999	Cathay General Bancorp	179,514
5,570	Chemical Financial Corp.	228,983
5,457	Commerce Bancshares, Inc.	325,565
3,591	Cullen/Frost Bankers, Inc.	336,333
9,884	East West Bancorp, Inc.	462,275
29,761	F.N.B. Corp.	350,287
3,120	First Financial Bankshares, Inc.[2]	96,065
36,594	First Horizon National Corp.	546,348
14,188	Fulton Financial Corp.	232,258
7,840	Hancock Whitney Corp.	314,070
9,902	Home BancShares, Inc.	190,713
3,973	International Bancshares Corp.	149,822
509	LendingTree, Inc.[1]	213,795
44,045	New York Community Bancorp, Inc.	439,569
7,980	PacWest Bancorp	309,863
4,688	Pinnacle Financial Partners, Inc.	269,466
2,944	Prosperity Bancshares, Inc.	194,451
3,622	Signature Bank	437,683
15,062	Sterling Bancorp	320,519
12,777	Synovus Financial Corp.	447,195
19,098	TCF Financial Corp.	397,047
5,057	Texas Capital Bancshares, Inc.[1]	310,348
4,745	Trustmark Corp.	157,771
4,281	UMB Financial Corp.	281,775
18,911	Umpqua Holdings Corp.	313,734
5,457	United Bankshares, Inc.	202,400
29,705	Valley National Bancorp	320,220
4,876	Washington Federal, Inc.	170,319
6,770	Webster Financial Corp.	323,403
5,093	Wintrust Financial Corp.	372,604

	Total Banks	9,936,680

	Capital Goods—12.0%
6,544	Acuity Brands, Inc.	902,483
141,604	AECOM[1]	5,359,711
29,729	AGCO Corp.	2,306,079
7,672	Carlisle Cos., Inc.	1,077,226
34,404	Colfax Corp.[1,2]	964,344
9,770	Crane Co.	815,209
4,787	Curtiss-Wright Corp.	608,571
13,413	Donaldson Co., Inc.	682,185
13,756	Dycom Industries, Inc.[1]	809,816
23,114	EMCOR Group, Inc.	2,036,343
10,428	EnerSys	714,318
145,676	Fluor Corp.	4,907,824

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
4,272	GATX Corp.	$338,727
7,693	Graco, Inc.	386,035
18,147	Granite Construction, Inc.	874,322
8,593	Hubbell, Inc.	1,120,527
3,597	IDEX Corp.	619,188
10,169	ITT, Inc.	665,866
17,332	Kennametal, Inc.	641,111
3,208	Lennox International, Inc.	882,200
8,992	Lincoln Electric Holdings, Inc.	740,221
33,449	MasTec, Inc.[1]	1,723,627
10,698	MSC Industrial Direct Co., Inc., Class A	794,434
3,894	Nordson Corp.	550,261
55,229	NOW, Inc.[1]	815,180
21,327	nVent Electric PLC	528,696
23,209	Oshkosh Corp.	1,937,719
10,491	Regal Beloit Corp.	857,220
54,733	Resideo Technologies, Inc.[1]	1,199,747
2,670	Teledyne Technologies, Inc.[1]	731,233
40,662	Terex Corp.	1,276,787
17,528	Timken Co. (The)	899,888
9,318	Toro Co. (The)	623,374
2,235	Trex Co., Inc.[1]	160,250
38,270	Trinity Industries, Inc.	794,103
5,374	Valmont Industries, Inc.	681,477
6,419	Watsco, Inc.	1,049,699
5,609	Woodward, Inc.	634,714

	Total Capital Goods	42,710,715

	Commercial & Professional Services—3.3%
14,815	ASGN, Inc.[1]	897,789
9,801	Brink’s Co. (The)	795,645
11,557	Clean Harbors, Inc.[1]	821,703
11,011	Deluxe Corp.	447,707
13,835	Healthcare Services Group, Inc.	419,477
15,234	Herman Miller, Inc.	680,960
14,584	HNI Corp.	515,982
7,486	Insperity, Inc.	914,340
54,581	ManpowerGroup, Inc.	5,272,525
3,071	MSA Safety, Inc.	323,653
17,419	Stericycle, Inc.[1]	831,757

	Total Commercial & Professional Services	11,921,538

	Consumer Durables & Apparel—3.5%
26,890	Brunswick Corp.	1,233,982
8,280	Carter’s, Inc.	807,631
2,660	Deckers Outdoor Corp.[1]	468,080
2,639	Helen of Troy Ltd.[1]	344,627
39,062	KB Home	1,005,065
87,317	Mattel, Inc.[1]	978,824
480	NVR, Inc.[1]	1,617,720
16,137	Polaris Industries, Inc.	1,472,179
34,805	Skechers U.S.A., Inc., Class A1	1,096,009
9,350	Tempur Sealy International, Inc.[1]	686,010
44,819	Toll Brothers, Inc.	1,641,272
57,976	TRI Pointe Group, Inc.[1]	693,973
22,983	Tupperware Brands Corp.	437,366

	Total Consumer Durables & Apparel	12,482,738

The accompanying notes are an integral part of these financial statements.

42

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Services—4.2%
6,337	Adtalem Global Education, Inc.[1]	$285,482
24,887	Boyd Gaming Corp.	670,456
18,648	Brinker International, Inc.	733,799
200,190	Caesars Entertainment Corp.[1]	2,366,246
11,976	Cheesecake Factory, Inc. (The)	523,591
2,187	Churchill Downs, Inc.	251,658
4,237	Cracker Barrel Old Country Store, Inc.[2]	723,383
2,864	Domino’s Pizza, Inc.	796,994
3,851	Dunkin’ Brands Group, Inc.	306,771
10,032	Eldorado Resorts, Inc.[1,2]	462,174
892	Graham Holdings Co., Class B	615,507
3,456	International Speedway Corp., Class A	155,140
2,349	Jack in the Box, Inc.	191,185
8,146	Marriott Vacations Worldwide Corp.	785,274
7,011	Papa John’s International, Inc.[2]	313,532
47,675	Penn National Gaming, Inc.[1]	918,220
37,744	Scientific Games Corp.[1]	748,086
15,995	Service Corp. International	748,246
6,542	Six Flags Entertainment Corp.	325,006
6,596	Sotheby’s1	383,425
10,716	Texas Roadhouse, Inc.	575,128
16,436	Weight Watchers International, Inc.[1]	313,928
19,217	Wendy’s Co. (The)[2]	376,269
21,196	Wyndham Destinations, Inc.	930,504
8,293	Wyndham Hotels & Resorts, Inc.	462,252

	Total Consumer Services	14,962,256

	Diversified Financials—1.8%
9,375	Eaton Vance Corp.	404,344
5,379	Evercore, Inc., Class A	476,418
1,083	FactSet Research Systems, Inc.	310,345
8,372	Federated Investors, Inc., Class B	272,090
5,014	Green Dot Corp., Class A1	245,185
10,621	Interactive Brokers Group, Inc., Class A	575,658
23,906	Janus Henderson Group PLC	511,588
18,234	Legg Mason, Inc.	697,998
98,623	Navient Corp.	1,346,204
6,924	SEI Investments Co.	388,436
48,395	SLM Corp.	470,399
13,202	Stifel Financial Corp.	779,710

	Total Diversified Financials	6,478,375

	Energy—9.1%
9,164	Apergy Corp.[1]	307,361
23,504	Callon Petroleum Co.[1]	154,891
1,321,751	Chesapeake Energy Corp.[1,2]	2,577,415
57,169	CNX Resources Corp.[1]	417,905
3,360	Core Laboratories NV	175,661
58,957	Ensco Rowan PLC, Class A2	502,903
70,854	EQT Corp.	1,120,202
18,185	Equitrans Midstream Corp.	358,426
11,805	Matador Resources Co.[1]	234,683
251,816	McDermott International, Inc.[1]	2,432,543
25,699	Murphy Oil Corp.	633,480
109,902	Oasis Petroleum, Inc.[1]	624,243
27,523	Oceaneering International, Inc.[1]	561,194
66,926	Patterson-UTI Energy, Inc.	770,318
256,375	PBF Energy, Inc., Class A	8,024,538
69,547	QEP Resources, Inc.[1]	502,825

Shares		Value
	Common Stocks (continued)
	Energy (continued)
119,485	Range Resources Corp.	$834,005
35,437	SM Energy Co.	443,671
284,831	Southwestern Energy Co.[1]	900,066
129,799	Transocean Ltd.[1]	832,012
268,265	World Fuel Services Corp.	9,646,809
43,050	WPX Energy, Inc.[1]	495,506

	Total Energy	32,550,657

	Food & Staples Retailing—0.9%
14,042	Casey’s General Stores, Inc.	2,190,411
58,539	Sprouts Farmers Market, Inc.[1]	1,105,802

	Total Food & Staples Retailing	3,296,213

	Food, Beverage & Tobacco—1.9%
718	Boston Beer Co., Inc. (The), Class A1	271,232
39,830	Flowers Foods, Inc.	926,844
25,727	Hain Celestial Group, Inc. (The)[1]	563,421
16,359	Ingredion, Inc.	1,349,454
1,982	Lancaster Colony Corp.	294,525
13,465	Post Holdings, Inc.[1]	1,399,956
5,173	Sanderson Farms, Inc.	706,425
3,132	Tootsie Roll Industries, Inc.	115,665
23,217	TreeHouse Foods, Inc.[1]	1,256,040

	Total Food, Beverage & Tobacco	6,883,562

	Health Care Equipment & Services—5.2%
21,137	Acadia Healthcare Co., Inc.[1]	738,738
43,157	Allscripts Healthcare Solutions, Inc.[1]	501,916
3,365	Amedisys, Inc.[1]	408,545
3,517	Avanos Medical, Inc.[1]	153,376
2,740	Cantel Medical Corp.	220,954
1,200	Chemed Corp.	433,008
34,742	Covetrus, Inc.[1]	849,789
16,755	Encompass Health Corp.	1,061,597
4,034	Globus Medical, Inc., Class A1	170,638
1,993	Haemonetics Corp.[1]	239,838
1,002	HealthEquity, Inc.[1]	65,531
6,322	Hill-Rom Holdings, Inc.	661,408
1,295	ICU Medical, Inc.[1]	326,223
1,251	Inogen, Inc.[1]	83,517
6,678	Integra LifeSciences Holdings Corp.[1]	372,966
3,546	LivaNova PLC[1]	255,170
1,435	Masimo Corp.[1]	213,557
1,665	Medidata Solutions, Inc.[1]	150,699
32,236	MEDNAX, Inc.[1]	813,314
29,188	Molina Healthcare, Inc.[1]	4,177,970
4,438	NuVasive, Inc.[1]	259,801
56,956	Patterson Cos., Inc.	1,304,292
4,567	STERIS PLC	679,935
199,287	Tenet Healthcare Corp.[1]	4,117,269
3,332	West Pharmaceutical Services, Inc.	417,000

	Total Health Care Equipment & Services	18,677,051

	Household & Personal Products—0.4%
16,269	Edgewell Personal Care Co.[1]	438,450
10,827	Energizer Holdings, Inc.	418,355
12,160	Nu Skin Enterprises, Inc., Class A	599,731

	Total Household & Personal Products	1,456,536

The accompanying notes are an integral part of these financial statements.

43

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Insurance—5.8%
2,476	Alleghany Corp.[1]	$1,686,428
15,966	American Financial Group, Inc.	1,636,036
47,377	Brighthouse Financial, Inc.[1]	1,738,262
14,967	Brown & Brown, Inc.	501,395
61,323	CNO Financial Group, Inc.	1,022,868
24,893	First American Financial Corp.	1,336,754
652,426	Genworth Financial, Inc., Class A1	2,420,500
8,699	Hanover Insurance Group, Inc. (The)	1,116,082
11,276	Kemper Corp.	973,006
13,609	Mercury General Corp.	850,563
64,088	Old Republic International Corp.	1,434,289
3,769	Primerica, Inc.	452,092
19,744	Reinsurance Group of America, Inc.	3,080,656
3,181	RenaissanceRe Holdings Ltd.	566,250
27,322	W.R. Berkley Corp.	1,801,339

	Total Insurance	20,616,520

	Materials—8.8%
39,549	Allegheny Technologies, Inc.[1]	996,635
5,382	AptarGroup, Inc.	669,198
9,336	Ashland Global Holdings, Inc.	746,600
17,068	Cabot Corp.	814,314
12,483	Carpenter Technology Corp.	598,934
60,720	Chemours Co. (The)	1,457,280
79,117	Commercial Metals Co.	1,412,239
6,054	Compass Minerals International, Inc.	332,667
29,045	Domtar Corp.	1,293,374
3,657	Eagle Materials, Inc.	339,004
26,814	Greif, Inc., Class A	872,796
3,000	Ingevity Corp.[1]	315,510
24,384	Louisiana-Pacific Corp.	639,349
7,323	Minerals Technologies, Inc.	391,854
1,277	NewMarket Corp.	512,000
71,478	Olin Corp.	1,566,083
91,642	Owens-Illinois, Inc.	1,582,657
28,366	PolyOne Corp.	890,409
30,391	Reliance Steel & Aluminum Co.	2,875,596
1,028	Royal Gold, Inc.	105,360
21,009	RPM International, Inc.	1,283,860
6,958	Scotts Miracle-Gro Co., (The)[2]	685,363
4,267	Sensient Technologies Corp.	313,539
35,010	Silgan Holdings, Inc.	1,071,306
19,137	Sonoco Products Co.	1,250,412
104,897	Steel Dynamics, Inc.	3,167,889
243,111	United States Steel Corp.[2]	3,722,029
27,881	Valvoline, Inc.	544,516
24,423	Worthington Industries, Inc.	983,270

	Total Materials	31,434,043

	Media & Entertainment—2.0%
12,680	AMC Networks, Inc., Class A1	690,933
219	Cable One, Inc.	256,447
7,145	Cars.com, Inc.[1]	140,900
19,064	Cinemark Holdings, Inc.	688,210
9,027	John Wiley & Sons, Inc., Class A	413,978
39,720	Live Nation Entertainment, Inc.[1]	2,631,450
14,059	Meredith Corp.	774,089
12,526	New York Times Co., (The), Class A	408,598
35,397	TEGNA, Inc.	536,265

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
2,858	World Wrestling Entertainment, Inc., Class A	$206,376
6,940	Yelp, Inc.[1]	237,209

	Total Media & Entertainment	6,984,455

	Pharmaceuticals, Biotechnology & Life Sciences—1.5%
1,770	Bio-Rad Laboratories, Inc., Class A1	553,284
779	Bio-Techne Corp.	162,414
11,491	Catalent, Inc.[1]	622,927
4,231	Charles River Laboratories International, Inc.[1]	600,379
9,968	Exelixis, Inc.[1]	213,016
512	Ligand Pharmaceuticals, Inc.[1]	58,445
71,917	Mallinckrodt PLC[1]	660,198
6,945	PRA Health Sciences, Inc.[1]	688,597
7,392	Prestige Consumer Healthcare, Inc.[1]	234,178
21,709	Syneos Health, Inc.[1]	1,109,113
4,715	United Therapeutics Corp.[1]	368,053

	Total Pharmaceuticals, Biotechnology & Life Sciences	5,270,604

	Real Estate—3.1%
6,436	Alexander & Baldwin, Inc.	148,672
4,436	American Campus Communities, Inc.	204,766
14,819	Brixmor Property Group, Inc.	264,964
2,139	Camden Property Trust	223,290
18,186	CoreCivic, Inc.	377,541
1,112	CoreSite Realty Corp.	128,069
4,622	Corporate Office Properties Trust	121,882
2,902	Cousins Properties, Inc.	104,965
3,328	CyrusOne, Inc.	192,092
4,985	Douglas Emmett, Inc.	198,602
612	EastGroup Properties, Inc.	70,980
2,118	EPR Properties	157,982
2,572	First Industrial Realty Trust, Inc.	94,495
23,562	GEO Group, Inc. (The)	495,038
3,186	Healthcare Realty Trust, Inc.	99,785
3,729	Highwoods Properties, Inc.	154,008
21,504	Hospitality Properties Trust	537,600
3,602	JBG SMITH Properties	141,703
28,695	Jones Lang LaSalle, Inc.	4,037,099
2,274	Kilroy Realty Corp.	167,844
4,766	Lamar Advertising Co., Class A	384,664
3,149	Liberty Property Trust	157,576
1,302	Life Storage, Inc.	123,794
5,083	Mack-Cali Realty Corp.	118,383
9,704	Medical Properties Trust, Inc.	169,238
2,617	National Retail Properties, Inc.	138,727
5,523	Omega Healthcare Investors, Inc.	202,970
8,182	Pebblebrook Hotel Trust	230,569
5,891	PotlatchDeltic, Corp.	229,631
565	PS Business Parks, Inc.	95,219
6,079	Rayonier, Inc.	184,194
7,154	Sabra Health Care REIT, Inc.	140,862
31,647	Senior Housing Properties Trust	261,721
7,052	Tanger Factory Outlet Centers, Inc.[2]	114,313
3,377	Taubman Centers, Inc.	137,883
22,156	Uniti Group, Inc.[2]	210,482
4,824	Urban Edge Properties	83,600
4,217	Weingarten Realty Investors	115,630

	Total Real Estate	11,020,833

The accompanying notes are an integral part of these financial statements.

44

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Retailing—6.5%
14,780	Aaron’s, Inc.	$907,640
53,742	American Eagle Outfitters, Inc.	908,240
118,025	AutoNation, Inc.[1]	4,949,968
229,190	Bed Bath & Beyond, Inc.[2]	2,663,188
57,369	Dick’s Sporting Goods, Inc.	1,986,688
26,198	Dillard’s, Inc., Class A2	1,631,611
2,845	Five Below, Inc.[1]	341,457
136,452	Michaels Cos., Inc. (The)[1]	1,187,132
38,921	Murphy USA, Inc.[1]	3,270,532
3,118	Ollie’s Bargain Outlet Holdings, Inc.[1]	271,609
3,660	Pool Corp.	699,060
60,829	Sally Beauty Holdings, Inc.[1]	811,459
79,454	Signet Jewelers Ltd.	1,420,638
38,242	Urban Outfitters, Inc.[1]	870,006
21,467	Williams-Sonoma, Inc.[2]	1,395,355

	Total Retailing	23,314,583

	Semiconductors & Semiconductor Equipment—1.1%
6,851	Cirrus Logic, Inc.[1]	299,389
6,351	Cree, Inc.[1]	356,799
25,489	Cypress Semiconductor Corp.	566,875
8,309	First Solar, Inc.[1]	545,735
6,361	MKS Instruments, Inc.	495,458
1,084	Monolithic Power Systems, Inc.	147,186
3,340	Semtech Corp.[1]	160,487
2,058	Silicon Laboratories, Inc.[1]	212,797
12,931	Synaptics, Inc.[1]	376,809
11,030	Teradyne, Inc.	528,447
390	Universal Display Corp.	73,344
6,124	Versum Materials, Inc.	315,876

	Total Semiconductors & Semiconductor Equipment	4,079,202

	Software & Services—3.5%
7,153	ACI Worldwide, Inc.[1]	245,634
2,491	Blackbaud, Inc.	207,998
5,439	CACI International, Inc., Class A1	1,112,765
10,981	CDK Global, Inc.	542,901
3,435	CommVault Systems, Inc.[1]	170,445
9,584	CoreLogic, Inc.[1]	400,899
815	Fair Isaac Corp.[1]	255,926
3,262	j2 Global, Inc.	289,959
50,583	KBR, Inc.	1,261,540
30,179	Leidos Holdings, Inc.	2,409,793
2,038	LiveRamp Holdings, Inc.[1]	98,802
4,120	LogMeIn, Inc.	303,562
1,948	Manhattan Associates, Inc.[1]	135,055
7,764	MAXIMUS, Inc.	563,200
36,839	Perspecta, Inc.	862,401
3,432	PTC, Inc.[1]	308,056
40,593	Sabre Corp.	901,165
13,791	Science Applications International Corp.	1,193,749
13,866	Teradata Corp.[1]	497,096
1,010	Tyler Technologies, Inc.[1]	218,180
1,729	WEX, Inc.[1]	359,805

	Total Software & Services	12,338,931

	Technology Hardware & Equipment—11.5%
102,844	Arrow Electronics, Inc.[1]	7,329,692
105,754	Avnet, Inc.	4,787,483

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
10,118	Belden, Inc.	$602,729
18,114	Ciena Corp.[1]	745,029
4,272	Cognex Corp.	204,970
3,291	Coherent, Inc.[1]	448,794
1,040	InterDigital, Inc.	66,976
206,964	Jabil, Inc.	6,540,062
2,347	Littelfuse, Inc.	415,208
7,300	Lumentum Holdings, Inc.[1]	389,893
7,820	National Instruments Corp.	328,362
47,218	NCR Corp.[1]	1,468,480
8,159	NetScout Systems, Inc.[1]	207,157
8,646	Plantronics, Inc.	320,248
51,688	SYNNEX Corp.	5,086,099
87,360	Tech Data Corp.[1]	9,137,856
17,083	Trimble, Inc.[1]	770,614
5,432	ViaSat, Inc.[1]	439,014
45,788	Vishay Intertechnology, Inc.	756,418
5,165	Zebra Technologies Corp., Class A1	1,082,016

	Total Technology Hardware & Equipment	41,127,100

	Telecommunication Services—0.3%
40,405	Telephone & Data Systems, Inc.	1,228,312

	Transportation—4.3%
62,898	Avis Budget Group, Inc.[1]	2,211,494
5,597	Genesee & Wyoming, Inc., Class A1	559,700
92,559	JetBlue Airways Corp.[1]	1,711,416
8,636	Kirby Corp.[1]	682,244
37,731	Knight-Swift Transportation Holdings, Inc.	1,239,086
10,165	Landstar System, Inc.	1,097,718
6,665	Old Dominion Freight Line, Inc.	994,818
35,470	Ryder System, Inc.	2,067,901
18,792	Werner Enterprises, Inc.	584,055
69,864	XPO Logistics, Inc.[1,2]	4,038,838

	Total Transportation	15,187,270

	Utilities—2.4%
4,062	ALLETE, Inc.	337,999
4,683	Aqua America, Inc.	193,736
5,239	Black Hills Corp.	409,533
15,252	Hawaiian Electric Industries, Inc.	664,225
3,142	IDACORP, Inc.	315,551
41,390	MDU Resources Group, Inc.	1,067,862
7,624	National Fuel Gas Co.	402,166
13,254	New Jersey Resources Corp.	659,651
3,899	NorthWestern Corp.	281,313
12,036	OGE Energy Corp.	512,252
4,197	ONE Gas, Inc.	378,989
6,674	PNM Resources, Inc.	339,773
7,751	Southwest Gas Holdings, Inc.	694,645
5,427	Spire, Inc.	455,434
32,664	UGI Corp.	1,744,584

	Total Utilities	8,457,713

	Total Common Stocks (Cost $329,491,573)	357,160,058

The accompanying notes are an integral part of these financial statements.

45

Invesco S&P MidCap 400 Revenue ETF (RWK) (continued)

June 30, 2019

Shares		Value
	Investment of Cash Collateral for Securities Loaned—3.8%
10,217,640	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[3,4]	$10,217,640
3,432,957	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[3,4]	3,434,330

	Total Investment of Cash Collateral for Securities Loaned
	Investment of Cash Collateral for Securities Loaned (Cost $13,651,591)	13,651,970

	Total Investments—103.8% (Cost $343,143,164)	370,812,028

	Liabilities in Excess of Other Assets—(3.8)%	(13,815,986)

	Net Assets—100.0%	$356,996,042

REIT—Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $13,620,798; total value of the collateral held by the Fund was $13,651,970.
[3]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[4]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

46

Schedule of Investments

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Automobiles & Components—3.2%
287,142	American Axle & Manufacturing Holdings, Inc.[1]	$3,663,932
41,748	Cooper Tire & Rubber Co.	1,317,149
40,729	Cooper-Standard Holdings, Inc.[1]	1,866,203
5,252	Dorman Products, Inc.[1]	457,659
4,092	Fox Factory Holding Corp.[1]	337,631
93,334	Garrett Motion, Inc.[1]	1,432,677
12,137	Gentherm, Inc.[1]	507,691
12,313	LCI Industries	1,108,170
12,459	Motorcar Parts of America, Inc.[1,2]	266,747
11,579	Standard Motor Products, Inc.	524,992
190,344	Superior Industries International, Inc.	658,590
24,992	Winnebago Industries, Inc.	965,941

	Total Automobiles & Components	13,107,382

	Banks—2.8%
6,949	Ameris Bancorp	272,331
10,112	Axos Financial, Inc.[1]	275,552
15,166	Banc of California, Inc.	211,869
4,997	Banner Corp.	270,587
9,275	Berkshire Hills Bancorp, Inc.	291,142
17,198	Boston Private Financial Holdings, Inc.	207,580
10,774	Brookline Bancorp, Inc.	165,704
3,889	Central Pacific Financial Corp.	116,514
1,448	City Holding Co.	110,424
7,688	Columbia Banking System, Inc.	278,152
4,190	Community Bank System, Inc.	275,870
10,626	Customers Bancorp, Inc.[1]	223,146
9,609	CVB Financial Corp.	202,077
5,803	Dime Community Bancshares, Inc.	110,199
3,583	Eagle Bancorp, Inc.	193,948
33,515	First BanCorp	370,006
13,865	First Commonwealth Financial Corp.	186,762
14,480	First Financial Bancorp	350,706
16,896	First Midwest Bancorp, Inc.	345,861
16,738	Flagstar Bancorp, Inc.	554,697
3,216	Franklin Financial Network, Inc.	89,598
7,031	Glacier Bancorp, Inc.	285,107
7,802	Great Western Bancorp, Inc.	278,687
5,675	Hanmi Financial Corp.	126,382
3,754	Heritage Financial Corp.	110,893
6,814	HomeStreet, Inc.[1]	201,967
24,873	Hope Bancorp, Inc.	342,750
2,728	Independent Bank Corp.	207,737
5,636	LegacyTexas Financial Group, Inc.	229,442
7,336	Meta Financial Group, Inc.	205,775
3,751	National Bank Holdings Corp., Class A	136,161
5,996	NBT Bancorp, Inc.	224,910
4,705	NMI Holdings, Inc., Class A1	133,575
4,852	Northfield Bancorp, Inc.	75,740
12,767	Northwest Bancshares, Inc.	224,827
10,293	OFG Bancorp	244,665
23,520	Old National Bancorp	390,197
6,431	Opus Bank	135,758
4,505	Oritani Financial Corp.	79,919
7,823	Pacific Premier Bancorp, Inc.	241,574
2,108	Preferred Bank	99,603
8,227	Provident Financial Services, Inc.	199,505
4,227	S&T Bancorp, Inc.	158,428
5,894	Seacoast Banking Corp. of Florida[1]	149,943

Shares		Value
	Common Stocks (continued)
	Banks (continued)
5,115	ServisFirst Bancshares, Inc.	$175,240
16,496	Simmons First National Corp., Class A	383,697
3,803	Southside Bancshares, Inc.	123,141
1,872	Tompkins Financial Corp.	152,755
4,766	Triumph Bancorp, Inc.[1]	138,452
12,146	TrustCo Bank Corp. NY	96,196
10,076	United Community Banks, Inc.	287,771
3,889	Veritex Holdings, Inc.	100,920
6,923	Walker & Dunlop, Inc.	368,373
1,484	Westamerica Bancorporation	91,429

	Total Banks	11,504,244

	Capital Goods—11.5%
4,274	AAON, Inc.	214,469
26,903	AAR Corp.	989,761
22,698	Actuant Corp., Class A	563,137
36,078	Aegion Corp.[1]	663,835
21,339	Aerojet Rocketdyne Holdings, Inc.[1,2]	955,347
2,513	AeroVironment, Inc.[1]	142,663
4,842	Alamo Group, Inc.	483,861
6,243	Albany International Corp., Class A	517,607
9,424	American Woodmark Corp.[1]	797,459
16,536	Apogee Enterprises, Inc.	718,324
27,858	Applied Industrial Technologies, Inc.	1,714,103
19,101	Arcosa, Inc.	718,771
17,887	Astec Industries, Inc.	582,401
9,733	AZZ, Inc.	447,913
12,995	Barnes Group, Inc.	732,138
84,080	Briggs & Stratton Corp.	860,979
7,116	Chart Industries, Inc.[1]	547,078
11,956	CIRCOR International, Inc.[1]	549,976
21,073	Comfort Systems USA, Inc.	1,074,512
9,873	Cubic Corp.	636,611
16,787	DXP Enterprises, Inc.[1]	636,059
11,138	Encore Wire Corp.	652,464
11,264	EnPro Industries, Inc.	719,094
4,869	ESCO Technologies, Inc.	402,277
19,913	Federal Signal Corp.	532,673
12,868	Franklin Electric Co., Inc.	611,230
12,116	Gibraltar Industries, Inc.[1]	489,002
72,307	GMS, Inc.[1]	1,590,754
42,763	Greenbrier Cos., Inc. (The)	1,299,995
58,269	Griffon Corp.	985,911
30,337	Harsco Corp.[1]	832,447
21,385	Hillenbrand, Inc.	846,204
11,317	Insteel Industries, Inc.	235,620
7,734	John Bean Technologies Corp.	936,819
14,336	Kaman Corp.	913,060
3,006	Lindsay Corp.	247,123
19,182	Lydall, Inc.[1]	387,476
4,331	Mercury Systems, Inc.[1]	304,686
14,569	Moog, Inc., Class A	1,363,804
40,436	Mueller Industries, Inc.	1,183,562
22,453	MYR Group, Inc.[1]	838,620
1,504	National Presto Industries, Inc.[2]	140,308
22,671	Patrick Industries, Inc.[1]	1,115,187
20,901	PGT Innovations, Inc.[1]	349,465
6,100	Powell Industries, Inc.	231,800
2,028	Proto Labs, Inc.[1]	235,289

The accompanying notes are an integral part of these financial statements.

47

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
22,869	Quanex Building Products Corp.	$431,995
5,153	Raven Industries, Inc.	184,890
7,592	Simpson Manufacturing Co., Inc.	504,564
22,343	SPX Corp.[1]	737,766
24,959	SPX FLOW, Inc.[1]	1,044,784
5,436	Standex International Corp.	397,589
8,516	Tennant Co.	521,179
171,256	Titan International, Inc.	837,442
74,555	Triumph Group, Inc.	1,707,310
55,263	Universal Forest Products, Inc.	2,103,310
205,690	Veritiv Corp.[1]	3,994,500
4,240	Vicor Corp.[1]	131,652
71,758	Wabash National Corp.	1,167,503
8,167	Watts Water Technologies, Inc., Class A	761,001

	Total Capital Goods	46,517,359

	Commercial & Professional Services—5.5%
74,124	ABM Industries, Inc.	2,964,960
11,035	Brady Corp., Class A	544,246
3,017	Exponent, Inc.	176,615
3,827	Forrester Research, Inc.	179,984
11,368	FTI Consulting, Inc.[1]	953,093
10,314	Heidrick & Struggles International, Inc.	309,111
37,071	Interface, Inc.	568,298
99,487	Kelly Services, Inc., Class A	2,605,565
19,020	Korn Ferry	762,131
325,000	LSC Communications, Inc.	1,192,750
19,788	Matthews International Corp., Class A	689,612
8,965	Mobile Mini, Inc.	272,805
15,799	Multi-Color Corp.	789,476
15,223	Navigant Consulting, Inc.	353,021
368,431	Pitney Bowes, Inc.	1,576,885
20,759	Resources Connection, Inc.	332,352
1,419,509	RR Donnelley & Sons Co.	2,796,433
38,014	Team, Inc.[1,2]	582,375
18,747	Tetra Tech, Inc.	1,472,577
52,591	TrueBlue, Inc.[1]	1,160,157
4,744	UniFirst Corp.	894,576
4,343	US Ecology, Inc.	258,582
9,097	Viad Corp.	602,585
4,095	WageWorks, Inc.[1]	207,985

	Total Commercial & Professional Services	22,246,174

	Consumer Durables & Apparel—5.1%
34,342	Callaway Golf Co.	589,309
2,823	Cavco Industries, Inc.[1]	444,735
37,215	Century Communities, Inc.[1]	989,175
26,804	Crocs, Inc.[1]	529,379
16,752	Ethan Allen Interiors, Inc.	352,797
109,316	Fossil Group, Inc.[1,2]	1,257,134
54,678	G-III Apparel Group Ltd.[1]	1,608,627
11,646	Installed Building Products, Inc.[1]	689,676
5,749	iRobot Corp.[1,2]	526,838
44,211	Kontoor Brands, Inc.[1]	1,238,792
25,629	La-Z-Boy, Inc.	785,785
9,474	LGI Homes, Inc.[1]	676,728
41,344	M.D.C. Holdings, Inc.	1,355,256
36,994	M/I Homes, Inc.[1]	1,055,809
30,089	Meritage Homes Corp.[1]	1,544,769

Shares		Value
	Common Stocks (continued)
	Consumer Durables & Apparel (continued)
12,176	Movado Group, Inc.	$328,752
72,231	Nautilus, Inc.[1]	159,631
6,710	Oxford Industries, Inc.	508,618
23,065	Steven Madden Ltd.	783,057
4,159	Sturm Ruger & Co., Inc.	226,582
14,163	TopBuild Corp.[1]	1,172,130
17,505	Unifi, Inc.[1]	318,066
7,789	Universal Electronics, Inc.[1]	319,505
15,626	Vera Bradley, Inc.[1]	187,512
115,965	Vista Outdoor, Inc.[1]	1,029,769
51,158	William Lyon Homes, Class A1	932,610
36,576	Wolverine World Wide, Inc.	1,007,303

	Total Consumer Durables & Apparel	20,618,344

	Consumer Services—1.6%
4,659	American Public Education, Inc.[1]	137,813
12,189	BJ’s Restaurants, Inc.	535,585
94,386	Bloomin’ Brands, Inc.	1,784,839
13,815	Career Education Corp.[1]	263,452
8,845	Chuy’s Holdings, Inc.[1]	202,727
14,623	Dave & Buster’s Entertainment, Inc.	591,793
3,922	Dine Brands Global, Inc.	374,433
17,980	El Pollo Loco Holdings, Inc.[1]	191,667
22,190	Fiesta Restaurant Group, Inc.[1]	291,577
2,656	Monarch Casino & Resort, Inc.[1]	113,517
18,338	Red Robin Gourmet Burgers, Inc.[1]	560,593
26,392	Regis Corp.[1]	438,107
9,192	Ruth’s Hospitality Group, Inc.	208,750
3,364	Shake Shack, Inc., Class A1	242,881
1,931	Strategic Education, Inc.	343,718
817	Wingstop, Inc.	77,411

	Total Consumer Services	6,358,863

	Diversified Financials—1.7%
11,130	Apollo Commercial Real Estate Finance, Inc.	204,681
2,882	ARMOUR Residential REIT, Inc.	53,721
8,360	Blucora, Inc.[1]	253,893
16,590	Capstead Mortgage Corp.	138,527
35,263	Donnelley Financial Solutions, Inc.[1]	470,408
17,732	Encore Capital Group, Inc.[1,2]	600,583
22,366	Enova International, Inc.[1]	515,536
41,294	EZCORP, Inc., Class A1	391,054
8,321	FirstCash, Inc.	832,266
4,913	Granite Point Mortgage Trust, Inc.	94,281
10,313	Greenhill & Co., Inc.	140,154
10,919	INTL. FCStone, Inc.[1]	432,283
3,433	Invesco Mortgage Capital, Inc.[3]	55,340
40,721	New York Mortgage Trust, Inc.	252,470
16,574	PennyMac Mortgage Investment Trust	361,810
5,157	Piper Jaffray Cos.	383,010
14,261	PRA Group, Inc.[1]	401,305
14,462	Redwood Trust, Inc.	239,057
2,285	Virtus Investment Partners, Inc.	245,409
30,583	Waddell & Reed Financial, Inc., Class A2	509,819
20,472	WisdomTree Investments, Inc.	126,312
1,594	World Acceptance Corp.[1]	261,591

	Total Diversified Financials	6,963,510

	Energy—5.8%
46,573	Archrock, Inc.	493,674

The accompanying notes are an integral part of these financial statements.

48

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Energy (continued)
7,317	Bonanza Creek Energy, Inc.[1]	$152,779
93,016	C&J Energy Services, Inc.[1]	1,095,728
53,853	Carrizo Oil & Gas, Inc.[1]	539,607
27,141	CONSOL Energy, Inc.[1]	722,222
532,778	Denbury Resources, Inc.[1,2]	660,645
63,214	Diamond Offshore Drilling, Inc.[1,2]	560,708
2,689	DMC Global, Inc.	170,348
4,327	Dril-Quip, Inc.[1]	207,696
13,083	Era Group, Inc.[1]	109,112
49,799	Exterran Corp.[1]	708,142
3,059	Geospace Technologies Corp.[1]	46,222
130,657	Green Plains, Inc.	1,408,482
14,392	Gulf Island Fabrication, Inc.[1]	102,183
141,071	Gulfport Energy Corp.[1]	692,659
46,582	Helix Energy Solutions Group, Inc.[1]	402,003
133,073	HighPoint Resources Corp.[1]	242,193
12,719	KLX Energy Services Holdings, Inc.[1]	259,849
196,980	Laredo Petroleum, Inc.[1]	571,242
31,235	Matrix Service Co.[1]	632,821
694,854	Nabors Industries Ltd.	2,015,077
66,836	Newpark Resources, Inc.[1]	495,923
327,311	Noble Corp. PLC[1]	612,071
30,268	Oil States International, Inc.[1]	553,904
91,041	Par Pacific Holdings, Inc.[1]	1,868,161
20,244	PDC Energy, Inc.[1]	729,999
7,956	Penn Virginia Corp.[1]	244,090
48,038	ProPetro Holding Corp.[1]	994,387
70,740	Renewable Energy Group, Inc.[1]	1,121,936
3,165	REX American Resources Corp.[1]	230,729
18,239	Ring Energy, Inc.[1]	59,277
9,185	SEACOR Holdings, Inc.[1]	436,379
69,459	SRC Energy, Inc.[1]	344,517
744,249	Superior Energy Services, Inc.[1]	967,524
313,919	TETRA Technologies, Inc.[1]	511,688
72,655	U.S. Silica Holdings, Inc.[2]	929,257
45,734	Unit Corp.[1]	406,575
56,303	Whiting Petroleum Corp.[1,2]	1,051,740

	Total Energy	23,351,549

	Food & Staples Retailing—3.3%
72,528	Andersons, Inc. (The)	1,975,663
20,281	Chefs’ Warehouse, Inc. (The)[1]	711,254
330,912	SpartanNash Co.	3,861,743
782,867	United Natural Foods, Inc.[1]	7,022,317

	Total Food & Staples Retailing	13,570,977

	Food, Beverage & Tobacco—2.8%
33,506	B&G Foods, Inc.[2]	696,925
5,186	Calavo Growers, Inc.	501,694
17,104	Cal-Maine Foods, Inc.	713,579
6,921	Coca-Cola Consolidated	2,071,109
78,032	Darling Ingredients, Inc.[1]	1,552,056
3,251,428	Dean Foods Co.[2]	3,003,669
3,228	J&J Snack Foods Corp.	519,547
5,021	John B. Sanfilippo & Son, Inc.	400,123
2,794	MGP Ingredients, Inc.[2]	185,270
22,471	Seneca Foods Corp., Class A1	625,368
17,258	Universal Corp.	1,048,769

	Total Food, Beverage & Tobacco	11,318,109

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services—7.9%
3,479	Addus HomeCare Corp.[1]	$260,751
19,031	AMN Healthcare Services, Inc.[1]	1,032,432
8,246	AngioDynamics, Inc.[1]	162,364
3,758	BioTelemetry, Inc.[1]	180,948
2,743	Cardiovascular Systems, Inc.[1]	117,757
2,436,475	Community Health Systems, Inc.[1,2]	6,505,388
4,817	Computer Programs & Systems, Inc.	133,864
4,845	CONMED Corp.	414,587
3,345	CorVel Corp.[1]	291,048
45,536	Cross Country Healthcare, Inc.[1]	427,128
4,216	CryoLife, Inc.[1]	126,185
4,207	Cutera, Inc.[1]	87,421
575,164	Diplomat Pharmacy, Inc.[1]	3,502,749
16,951	Ensign Group, Inc. (The)	964,851
4,337	HealthStream, Inc.[1]	112,155
714	Heska Corp.[1]	60,811
9,149	HMS Holdings Corp.[1]	296,336
7,246	Integer Holdings Corp.[1]	608,084
80,270	Invacare Corp.	416,601
6,015	Lantheus Holdings, Inc.[1]	170,225
1,896	LeMaitre Vascular, Inc.	53,050
8,066	LHC Group, Inc.[1]	964,532
50,727	Magellan Health, Inc.[1]	3,765,465
8,083	Meridian Bioscience, Inc.	96,026
7,265	Merit Medical Systems, Inc.[1]	432,703
9,867	Natus Medical, Inc.[1]	253,483
3,052	Neogen Corp.[1]	189,560
12,932	NextGen Healthcare, Inc.[1]	257,347
4,556	Omnicell, Inc.[1]	391,953
9,099	OraSure Technologies, Inc.[1]	84,439
4,040	Orthofix Medical, Inc.[1]	213,635
1,617,619	Owens & Minor, Inc.	5,176,381
11,035	Providence Service Corp. (The)[1]	632,747
153,707	Select Medical Holdings Corp.[1]	2,439,330
998	Surmodics, Inc.[1]	43,084
2,129	Tabula Rasa HealthCare, Inc.[1,2]	106,301
1,327	Tactile Systems Technology, Inc.[1,2]	75,533
16,796	Tivity Health, Inc.[1,2]	276,126
1,805	US Physical Therapy, Inc.	221,239
12,505	Varex Imaging Corp.[1]	383,278

	Total Health Care Equipment & Services	31,927,897

	Household & Personal Products—1.0%
638,643	Avon Products, Inc.[1]	2,477,935
18,801	Central Garden & Pet Co., Class A1[1,2]	506,687
20,674	Central Garden & Pet Co., Class A2[1]	509,407
4,668	Inter Parfums, Inc.	310,375
1,893	Medifast, Inc.	242,872
1,168	WD-40 Co.	185,759

	Total Household & Personal Products	4,233,035

	Insurance—2.0%
12,297	Ambac Financial Group, Inc.[1]	207,204
40,206	American Equity Investment Life Holding Co.	1,091,995
2,824	AMERISAFE, Inc.	180,086
1,717	eHealth, Inc.[1]	147,834
9,049	Employers Holdings, Inc.	382,501
2,576	HCI Group, Inc.	104,251
13,431	Horace Mann Educators Corp.	541,135

The accompanying notes are an integral part of these financial statements.

49

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
8,652	James River Group Holdings Ltd.	$405,779
11,341	ProAssurance Corp.	409,523
4,832	RLI Corp.	414,151
4,059	Safety Insurance Group, Inc.	386,133
15,929	Selective Insurance Group, Inc.	1,192,923
20,700	Stewart Information Services Corp.	838,143
39,053	Third Point Reinsurance Ltd.[1]	403,027
10,561	United Fire Group, Inc.	511,786
23,919	United Insurance Holdings Corp.	341,085
13,629	Universal Insurance Holdings, Inc.	380,249

	Total Insurance	7,937,805

	Materials—6.2%
25,414	AdvanSix, Inc.[1]	620,864
1,525,957	AK Steel Holding Corp.[1,2]	3,616,518
14,625	American Vanguard Corp.	225,371
3,032	Balchem Corp.	303,109
86,730	Boise Cascade Co.	2,437,980
141,840	Century Aluminum Co.[1]	980,114
42,000	Clearwater Paper Corp.[1]	776,580
48,204	Ferro Corp.[1]	761,623
12,212	FutureFuel Corp.	142,758
31,174	H.B. Fuller Co.	1,446,474
6,331	Hawkins, Inc.	274,829
7,042	Haynes International, Inc.	224,006
13,033	Innophos Holdings, Inc.	379,391
8,044	Innospec, Inc.	733,935
7,903	Kaiser Aluminum Corp.	771,412
29,299	Koppers Holdings, Inc.[1]	860,219
34,570	Kraton Corp.[1]	1,074,090
30,038	Livent Corp.[1]	207,863
50,626	LSB Industries, Inc.[1]	197,441
8,800	Materion Corp.	596,728
46,996	Mercer International, Inc.	727,028
13,891	Myers Industries, Inc.	267,680
7,628	Neenah, Inc.	515,271
66,022	Olympic Steel, Inc.	901,200
30,720	PH Glatfelter Co.	518,554
2,001	Quaker Chemical Corp.	405,963
147,650	Rayonier Advanced Materials, Inc.[2]	958,248
14,610	Schweitzer-Mauduit International, Inc.	484,760
9,889	Stepan Co.	908,898
89,665	SunCoke Energy, Inc.[1]	796,225
104,161	TimkenSteel Corp.[1]	846,829
30,225	Tredegar Corp.	502,340
14,665	U.S. Concrete, Inc.[1]	728,704

	Total Materials	25,193,005

	Media & Entertainment—1.0%
6,483	Care.com, Inc.[1]	71,183
38,162	E.W. Scripps Co., (The), Class A	583,497
154,953	Gannett Co., Inc.	1,264,417
9,530	Marcus Corp. (The)	314,109
77,197	New Media Investment Group, Inc.	728,740
12,491	QuinStreet, Inc.[1]	197,982
23,652	Scholastic Corp.	786,192
2,824	TechTarget, Inc.[1]	60,010

	Total Media & Entertainment	4,006,130

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences—1.6%
24,871	Acorda Therapeutics, Inc.[1]	$190,761
72,743	Akorn, Inc.[1]	374,626
22,002	AMAG Pharmaceuticals, Inc.[1]	219,800
7,294	Amphastar Pharmaceuticals, Inc.[1]	153,976
1,349	ANI Pharmaceuticals, Inc.[1]	110,888
1,254	Anika Therapeutics, Inc.[1,2]	50,937
1,679	Arrowhead Pharmaceuticals, Inc.[1,2]	44,494
35,953	Assertio Therapeutics, Inc.[1]	124,038
5,873	Cambrex Corp.[1]	274,915
11,410	Corcept Therapeutics, Inc.[1]	127,222
1,664	Cytokinetics, Inc.[1]	18,720
1,904	Eagle Pharmaceuticals, Inc.[1]	106,015
9,022	Emergent BioSolutions, Inc.[1]	435,853
1,247	Enanta Pharmaceuticals, Inc.[1]	105,222
335,107	Endo International PLC[1]	1,380,641
9,001	Innoviva, Inc.[1]	131,055
60,682	Lannett Co., Inc.[1,2]	367,733
6,774	Luminex Corp.	139,815
106	Medicines Co. (The)[1]	3,866
6,130	Medpace Holdings, Inc.[1]	401,025
2,858	Momenta Pharmaceuticals, Inc.[1]	35,582
15,939	Myriad Genetics, Inc.[1]	442,785
6,126	NeoGenomics, Inc.[1]	134,404
13,181	Phibro Animal Health Corp., Class A	418,760
1,869	Progenics Pharmaceuticals, Inc.[1]	11,532
825	REGENXBIO, Inc.[1]	42,380
1,302	Repligen Corp.[1]	111,907
6,455	Spectrum Pharmaceuticals, Inc.[1]	55,578
5,883	Supernus Pharmaceuticals, Inc.[1]	194,668
6,180	Vanda Pharmaceuticals, Inc.[1]	87,076

	Total Pharmaceuticals, Biotechnology & Life Sciences	6,296,274

	Real Estate—2.3%
4,445	Acadia Realty Trust	121,660
1,086	Agree Realty Corp.	69,558
3,211	American Assets Trust, Inc.	151,302
5,094	Armada Hoffler Properties, Inc.	84,306
2,977	CareTrust REIT, Inc.	70,793
347,567	CBL & Associates Properties, Inc.	361,470
24,510	Cedar Realty Trust, Inc.	64,951
7,868	Chatham Lodging Trust	148,469
9,447	Chesapeake Lodging Trust	268,484
614	Community Healthcare Trust, Inc.	24,198
40,543	DiamondRock Hospitality Co.	419,215
4,135	Easterly Government Properties, Inc.	74,885
2,423	Four Corners Property Trust, Inc.	66,221
16,086	Franklin Street Properties Corp.	118,715
1,993	Getty Realty Corp.	61,305
6,811	Global Net Lease, Inc.	133,632
13,750	Hersha Hospitality Trust	227,425
7,087	HFF, Inc., Class A	322,317
7,545	Independence Realty Trust, Inc.	87,296
79	Innovative Industrial Properties, Inc., Class A2	9,761
21,192	iStar, Inc.[2]	263,205
10,016	Kite Realty Group Trust	151,542
18,266	Lexington Realty Trust	171,883
1,643	LTC Properties, Inc.	75,019
12,085	Marcus & Millichap, Inc.[1]	372,822

The accompanying notes are an integral part of these financial statements.

50

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
5,004	National Storage Affiliates Trust	$144,816
10,335	NorthStar Realty Europe Corp.	169,804
9,354	Office Properties Income Trust	245,729
25,115	Pennsylvania Real Estate Investment Trust[2]	163,247
3,342	RE/MAX Holdings, Inc., Class A	102,800
388,231	Realogy Holdings Corp.[2]	2,810,792
7,465	Retail Opportunity Investments Corp.	127,875
9,312	RPT Realty	112,768
1,859	Saul Centers, Inc.	104,346
22,229	Summit Hotel Properties, Inc.	254,967
407	Universal Health Realty Income Trust	34,566
2,960	Urstadt Biddle Properties, Inc., Class A	62,160
81,921	Washington Prime Group, Inc.[2]	312,938
5,494	Washington Real Estate Investment Trust	146,855
4,213	Whitestone REIT	53,463
23,490	Xenia Hotels & Resorts, Inc.	489,766

	Total Real Estate	9,257,326

	Retailing—17.6%
105,306	Abercrombie & Fitch Co., Class A	1,689,108
39,845	Asbury Automotive Group, Inc.[1]	3,360,527
3,852,905	Ascena Retail Group, Inc.[1]	2,350,272
277,181	Barnes & Noble Education, Inc.[1]	931,328
241,299	Barnes & Noble, Inc.	1,614,290
82,488	Big Lots, Inc.	2,359,982
10,672	Boot Barn Holdings, Inc.[1]	380,350
24,287	Buckle, Inc. (The)[2]	420,408
65,434	Caleres, Inc.	1,303,445
30,313	Cato Corp., (The), Class A	373,456
289,273	Chico’s FAS, Inc.	974,850
9,034	Children’s Place, Inc. (The)[2]	861,663
39,972	Conn’s, Inc.[1]	712,301
197,122	Core-Mark Holding Co., Inc.	7,829,686
83,831	Designer Brands, Inc., Class A	1,607,040
352,486	Express, Inc.[1]	962,287
674,426	GameStop Corp., Class A2	3,689,110
25,875	Genesco, Inc.[1]	1,094,254
68,376	Group 1 Automotive, Inc.	5,599,311
83,036	Guess?, Inc.	1,341,032
22,145	Haverty Furniture Cos., Inc.	377,129
22,378	Hibbett Sports, Inc.[1]	407,280
4,864,705	JC Penney Co., Inc.[1,2]	5,545,764
119,890	Kirkland’s, Inc.[1,2]	270,951
16,772	Liquidity Services, Inc.[1]	102,142
47,258	Lithia Motors, Inc., Class A	5,613,305
47,491	Lumber Liquidators Holdings, Inc.[1,2]	548,521
33,715	MarineMax, Inc.[1]	554,275
6,388	Monro, Inc.	544,896
2,639,738	Office Depot, Inc.	5,437,860
7,366	PetMed Express, Inc.[2]	115,425
46,968	Rent-A-Center, Inc.[1]	1,250,758
10,292	RH1	1,189,755
17,664	Shoe Carnival, Inc.[2]	487,526
18,884	Shutterfly, Inc.[1]	954,586
7,435	Shutterstock, Inc.	291,378
18,729	Sleep Number Corp.[1]	756,464
194,175	Sonic Automotive, Inc., Class A	4,533,986
6,672	Stamps.com, Inc.[1]	302,042
267,745	Tailored Brands, Inc.[2]	1,544,889

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
39,580	Tile Shop Holdings, Inc.	$158,320
122,003	Vitamin Shoppe, Inc.[1,2]	480,692
19,221	Zumiez, Inc.[1]	501,668

	Total Retailing	71,424,312

	Semiconductors & Semiconductor Equipment—1.6%
5,910	Advanced Energy Industries, Inc.[1]	332,556
12,913	Axcelis Technologies, Inc.[1]	194,341
9,055	Brooks Automation, Inc.	350,881
3,446	Cabot Microelectronics Corp.	379,336
1,466	CEVA, Inc.[1]	35,697
14,706	Cohu, Inc.	226,914
17,177	Diodes, Inc.[1]	624,727
3,848	DSP Group, Inc.[1]	55,257
17,137	FormFactor, Inc.[1]	268,537
14,749	Ichor Holdings Ltd.[1]	348,666
9,687	Kopin Corp.[1]	10,559
15,571	Kulicke & Soffa Industries, Inc.	351,126
7,400	MaxLinear, Inc.[1]	173,456
4,313	Nanometrics, Inc.[1]	149,704
2,958	PDF Solutions, Inc.[1]	38,809
30,012	Photronics, Inc.[1]	246,098
2,652	Power Integrations, Inc.	212,637
9,298	Rambus, Inc.[1]	111,948
5,004	Rudolph Technologies, Inc.[1]	138,261
34,519	SMART Global Holdings, Inc.[1]	793,592
8,095	SolarEdge Technologies, Inc.[1]	505,614
37,058	Ultra Clean Holdings, Inc.[1]	515,847
20,172	Veeco Instruments, Inc.[1]	246,502
9,222	Xperi Corp.	189,881

	Total Semiconductors & Semiconductor Equipment	6,500,946

	Software & Services—2.1%
6,515	8x8, Inc.[1]	157,012
2,847	Agilysys, Inc.[1]	61,125
3,779	Alarm.com Holdings, Inc.[1]	202,176
4,258	Bottomline Technologies (DE), Inc.[1]	188,374
21,591	Cardtronics PLC, Class A1	589,866
8,905	CSG Systems International, Inc.	434,831
4,566	Ebix, Inc.[2]	229,305
7,063	EVERTEC, Inc.	230,960
6,839	ExlService Holdings, Inc.[1]	452,263
4,386	LivePerson, Inc.[1]	122,983
14,361	ManTech International Corp., Class A	945,672
1,677	MicroStrategy, Inc., Class A1	240,331
6,762	Monotype Imaging Holdings, Inc.	113,872
9,786	NIC, Inc.	156,967
6,943	OneSpan, Inc.[1]	98,382
7,161	Perficient, Inc.[1]	245,766
4,363	Progress Software Corp.	190,314
1,550	Qualys, Inc.[1]	134,974
1,115	SPS Commerce, Inc.[1]	113,964
27,291	Sykes Enterprises, Inc.[1]	749,411
45,419	TiVo Corp.	334,738
15,974	TTEC Holdings, Inc.	744,229
141,182	Unisys Corp.[1]	1,372,289
13,220	Virtusa Corp.[1]	587,365

	Total Software & Services	8,697,169

The accompanying notes are an integral part of these financial statements.

51

Invesco S&P SmallCap 600 Revenue ETF (RWJ) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment—7.8%
38,286	3D Systems Corp.[1,2]	$348,403
15,594	ADTRAN, Inc.	237,808
68,266	Anixter International, Inc.[1]	4,076,163
13,119	Applied Optoelectronics, Inc.[1,2]	134,863
52,875	Arlo Technologies, Inc.[1]	212,029
3,492	Badger Meter, Inc.	208,437
14,624	Bel Fuse, Inc., Class B	251,094
50,088	Benchmark Electronics, Inc.	1,258,211
16,347	CalAmp Corp.[1]	190,933
11,268	Comtech Telecommunications Corp.	316,743
5,279	Control4 Corp.[1]	125,376
5,911	Cray, Inc.[1]	205,821
7,885	CTS Corp.	217,468
41,563	Daktronics, Inc.	256,444
235,755	Diebold Nixdorf, Inc.[1]	2,159,516
9,917	Digi International, Inc.[1]	125,748
12,406	Electronics For Imaging, Inc.[1]	457,905
8,722	ePlus, Inc.[1]	601,295
83,758	Extreme Networks, Inc.[1]	541,914
14,639	Fabrinet[1]	727,119
3,934	FARO Technologies, Inc.[1]	206,850
26,893	Finisar Corp.[1]	615,043
32,436	Harmonic, Inc.[1]	180,020
17,956	II-VI, Inc.[1,2]	656,471
58,439	Insight Enterprises, Inc.[1]	3,401,150
18,293	Itron, Inc.[1]	1,144,593
38,197	KEMET Corp.	718,486
22,285	Knowles Corp.[1]	408,038
17,246	Methode Electronics, Inc.	492,718
6,850	MTS Systems Corp.	400,930
23,780	NETGEAR, Inc.[1]	601,396
4,714	OSI Systems, Inc.[1]	530,938
2,111	Park Electrochemical Corp.	35,233
26,076	Plexus Corp.[1]	1,522,056
2,710	Rogers Corp.[1]	467,692
129,931	Sanmina Corp.[1]	3,934,311
57,270	ScanSource, Inc.[1]	1,864,711
134,989	TTM Technologies, Inc.[1]	1,376,888
39,109	Viavi Solutions, Inc.[1]	519,759

	Total Technology Hardware & Equipment	31,730,573

	Telecommunication Services—1.8%
3,300	ATN International, Inc.	190,509
123,396	Cincinnati Bell, Inc.[1]	610,810
4,045	Cogent Communications Holdings, Inc.	240,111
141,710	Consolidated Communications Holdings, Inc.	698,630
2,671,009	Frontier Communications Corp.[1,2]	4,674,266
10,714	Iridium Communications, Inc.[1]	249,208
5,290	Spok Holdings, Inc.	79,562
42,567	Vonage Holdings Corp.[1]	482,284

	Total Telecommunication Services	7,225,380

	Transportation—3.1%
5,456	Allegiant Travel Co.	782,936
52,445	ArcBest Corp.	1,474,229
30,688	Atlas Air Worldwide Holdings, Inc.[1]	1,369,912
53,490	Echo Global Logistics, Inc.[1]	1,116,336
10,326	Forward Air Corp.	610,783
48,446	Hawaiian Holdings, Inc.	1,328,874

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
14,232	Heartland Express, Inc.[2]	$257,172
44,204	Hub Group, Inc., Class A1	1,855,684
19,923	Marten Transport Ltd.	361,602
28,043	Matson, Inc.	1,089,471
12,294	Saia, Inc.[1]	795,053
23,891	SkyWest, Inc.	1,449,467

	Total Transportation	12,491,519

	Utilities—0.7%
2,716	American States Water Co.	204,352
14,356	Avista Corp.	640,278
6,149	California Water Service Group	311,324
6,336	El Paso Electric Co.	414,374
4,817	Northwest Natural Holding Co.	334,782
23,732	South Jersey Industries, Inc.	800,480

	Total Utilities	2,705,590

	Total Common Stocks (Cost $448,662,148)	405,183,472

	Right—0.0%[4]
	Materials—0.0%[4]
	A. Schulman, Inc. CVR[1,5]
37,522	(Cost $19,624)	19,624

	Investment of Cash Collateral for Securities Loaned—6.8%
20,414,810	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[6,7]	20,414,810
7,015,694	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[6,7]	7,018,501

	Total Investment of Cash Collateral for Securities Loaned
	(Cost $27,432,417)	27,433,311

	Total Investments—106.8% (Cost $476,114,189)	432,636,407

	Liabilities in Excess of Other Assets—(6.8)%	(27,437,226)

	Net Assets—100.0%	$405,199,181

CVR—Contigent Value Rights

REIT—Real Estate Investment Trust

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $26,542,878; total value of the collateral held by the Fund was $27,433,311.
[3]	Affiliated security (Note 4).
[4]	Less than 0.05%.
[5]	The value of this security was determined using significant unobservable inputs. See Note 5 of the accompanying Notes.
[6]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[7]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

52

Schedule of Investments

Invesco S&P Financials Revenue ETF (RWW)

June 30, 2019

Shares		Value
	Common Stocks—100.0%
	Banks—34.8%
79,527	Bank of America Corp.	$2,306,283
5,265	BB&T Corp.	258,670
29,648	Citigroup, Inc.	2,076,249
4,224	Citizens Financial Group, Inc.	149,361
1,046	Comerica, Inc.	75,981
5,960	Fifth Third Bancorp	166,284
775	First Republic Bank	75,679
8,023	Huntington Bancshares, Inc.	110,878
24,852	JPMorgan Chase & Co.	2,778,454
8,675	KeyCorp	153,981
781	M&T Bank Corp.	132,825
2,440	People’s United Financial, Inc.	40,943
2,989	PNC Financial Services Group, Inc. (The)	410,330
8,897	Regions Financial Corp.	132,921
3,258	SunTrust Banks, Inc.	204,765
267	SVB Financial Group[1]	59,966
9,570	U.S. Bancorp	501,468
44,976	Wells Fargo & Co.	2,128,264
1,388	Zions Bancorp NA	63,820

	Total Banks	11,827,122

	Capital Markets—14.4%
524	Affiliated Managers Group, Inc.	48,281
1,642	Ameriprise Financial, Inc.	238,353
8,787	Bank of New York Mellon Corp. (The)	387,946
631	BlackRock, Inc.	296,128
482	Cboe Global Markets, Inc.	49,950
5,597	Charles Schwab Corp. (The)	224,944
446	CME Group, Inc.	86,573
1,377	E*TRADE Financial Corp.	61,414
3,471	Franklin Resources, Inc.[2]	120,791
5,429	Goldman Sachs Group, Inc. (The)	1,110,774
1,479	Intercontinental Exchange, Inc.	127,105
4,953	Invesco Ltd.[3]	101,338
464	Moody’s Corp.	90,624
23,740	Morgan Stanley	1,040,049
123	MSCI, Inc.	29,371
895	Nasdaq, Inc.	86,072
1,561	Northern Trust Corp.	140,490
1,879	Raymond James Financial, Inc.	158,870
557	S&P Global, Inc.	126,879
4,456	State Street Corp.	249,803
1,014	T. Rowe Price Group, Inc.	111,246

	Total Capital Markets	4,887,001

	Consumer Finance—6.3%
7,248	American Express Co.	894,693
7,362	Capital One Financial Corp.	668,028
3,409	Discover Financial Services	264,504
9,121	Synchrony Financial	316,225

	Total Consumer Finance	2,143,450

	Diversified Financial Services—15.8%
24,381	Berkshire Hathaway, Inc., Class B1	5,197,298
7,741	Jefferies Financial Group, Inc.	148,859

	Total Diversified Financial Services	5,346,157

	Insurance—28.7%
8,151	Aflac, Inc.	446,756
7,938	Allstate Corp. (The)	807,215

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
18,163	American International Group, Inc.	$967,725
1,134	Aon PLC	218,839
1,571	Arthur J. Gallagher & Co.	137,604
1,661	Assurant, Inc.	176,697
4,340	Chubb Ltd.	639,239
1,225	Cincinnati Financial Corp.	126,996
598	Everest Re Group Ltd.	147,814
6,924	Hartford Financial Services Group, Inc. (The)	385,805
5,230	Lincoln National Corp.	337,073
5,312	Loews Corp.	290,407
3,053	Marsh & McLennan Cos., Inc.	304,537
28,177	MetLife, Inc.	1,399,552
5,389	Principal Financial Group, Inc.	312,131
8,278	Progressive Corp. (The)	661,661
12,675	Prudential Financial, Inc.	1,280,175
976	Torchmark Corp.	87,313
4,087	Travelers Cos., Inc. (The)	611,088
7,084	Unum Group	237,668
895	Willis Towers Watson PLC	171,428

	Total Insurance	9,747,723

	Total Common Stocks (Cost $33,594,192)	33,951,453

	Investment of Cash Collateral for Securities Loaned—0.3%
83,931	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[4,5]	83,931
26,925	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[4,5]	26,936

	Total Investment of Cash Collateral for Securities Loaned (Cost $110,867)	110,867

	Total Investments—100.3% (Cost $33,705,059)	34,062,320

	Liabilities in Excess of Other Assets—(0.3)%	(111,424)

	Net Assets—100.0%	$33,950,896

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the security on loan was $108,680; total value of the collateral held by the Fund was $110,867.
[3]	Affiliated security (Note 4).
[4]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[5]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

53

Schedule of Investments

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

June 30, 2019

Shares		Value
	Common Stocks—99.8%
	Automobiles & Components—5.0%
2,309,863	General Motors Co.	$88,999,021

	Banks—1.0%
326,247	F.N.B. Corp.	3,839,927
300,676	People’s United Financial, Inc.	5,045,343
210,786	Umpqua Holdings Corp.	3,496,940
59,530	United Bankshares, Inc.	2,207,968
335,952	Valley National Bancorp	3,621,563

	Total Banks	18,211,741

	Consumer Durables & Apparel—1.6%
1,879,729	Newell Brands, Inc.	28,985,421

	Consumer Services—1.4%
324,685	H&R Block, Inc.	9,513,270
75,669	Six Flags Entertainment Corp.	3,759,236
261,972	Wyndham Destinations, Inc.	11,500,571

	Total Consumer Services	24,773,077

	Diversified Financials—0.7%
94,081	Federated Investors, Inc., Class B	3,057,632
241,595	Legg Mason, Inc.	9,248,257

	Total Diversified Financials	12,305,889

	Energy—17.0%
1,103,313	Exxon Mobil Corp.	84,546,875
114,455	Helmerich & Payne, Inc.	5,793,712
1,918,281	Kinder Morgan, Inc.	40,053,707
762,912	Occidental Petroleum Corp.	38,359,215
492,409	ONEOK, Inc.	33,882,663
1,930,687	Schlumberger Ltd.	76,725,502
815,961	Williams Cos., Inc. (The)	22,879,547

	Total Energy	302,241,221

	Food, Beverage & Tobacco—2.6%
877,722	General Mills, Inc.	46,097,960

	Health Care Equipment & Services—6.2%
1,996,839	Cardinal Health, Inc.	94,051,117
695,797	Patterson Cos., Inc.	15,933,751

	Total Health Care Equipment & Services	109,984,868

	Household & Personal Products—1.6%
2,187,551	Coty, Inc., Class A	29,313,183

	Insurance—2.9%
185,213	Mercury General Corp.	11,575,813
692,224	Principal Financial Group, Inc.	40,093,614

	Total Insurance	51,669,427

	Materials—14.3%
605,850	Corteva, Inc.[1]	17,914,984
603,858	DuPont de Nemours, Inc.	45,331,620
1,407,609	International Paper Co.	60,977,622
999,906	LyondellBasell Industries NV, Class A	86,121,904
1,235,802	WestRock Co.	45,069,699

	Total Materials	255,415,829

	Media & Entertainment—0.4%
141,770	Meredith Corp.	7,805,856

	Pharmaceuticals, Biotechnology & Life Sciences—4.6%
1,124,118	AbbVie, Inc.	81,745,861

Shares		Value
	Common Stocks (continued)
	Real Estate—4.2%
51,173	American Campus Communities, Inc.	$2,362,146
13,569	CoreSite Realty Corp.	1,562,742
56,954	Corporate Office Properties Trust	1,501,877
39,902	Healthcare Realty Trust, Inc.	1,249,731
43,501	Highwoods Properties, Inc.	1,796,591
790,453	Host Hotels & Resorts, Inc.	14,402,054
54,672	Lamar Advertising Co., Class A	4,412,577
16,023	Life Storage, Inc.	1,523,467
32,464	National Retail Properties, Inc.	1,720,917
70,892	Pebblebrook Hotel Trust	1,997,736
68,474	PotlatchDeltic, Corp.	2,669,116
52,718	Realty Income Corp.	3,635,960
86,684	Simon Property Group, Inc.	13,848,636
33,948	Taubman Centers, Inc.	1,386,097
53,410	Urban Edge Properties	925,595
780,268	Weyerhaeuser Co.	20,552,259

	Total Real Estate	75,547,501

	Retailing—4.7%
1,954,754	Bed Bath & Beyond, Inc.[2]	22,714,242
2,818,227	Macy’s, Inc.	60,479,151

	Total Retailing	83,193,393

	Semiconductors & Semiconductor Equipment—2.9%
669,081	QUALCOMM, Inc.	50,896,992

	Software & Services—5.9%
655,121	International Business Machines Corp.	90,341,186
777,334	Western Union Co. (The)	15,461,173

	Total Software & Services	105,802,359

	Technology Hardware & Equipment—4.1%
964,159	Western Digital Corp.	45,845,761
778,393	Xerox Corp.	27,562,896

	Total Technology Hardware & Equipment	73,408,657

	Telecommunication Services—5.2%
1,609,992	Verizon Communications, Inc.	91,978,843

	Utilities—13.5%
482,802	Dominion Energy, Inc.	37,330,251
743,681	Duke Energy Corp.	65,622,411
538,618	Edison International	36,308,239
317,802	Entergy Corp.	32,711,360
1,229,636	Southern Co. (The)	67,974,278

	Total Utilities	239,946,539

	Total Common Stocks (Cost $1,769,346,772)	1,778,323,638

The accompanying notes are an integral part of these financial statements.

54

Invesco S&P Ultra Dividend Revenue ETF (RDIV) (continued)

June 30, 2019

Shares		Value
	Investment of Cash Collateral for Securities Loaned—1.2%
15,355,765	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[3,4]	$15,355,765
5,155,466	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[3,4]	5,157,528

	Total Investment of Cash Collateral for Securities Loaned (Cost $20,512,450)	20,513,293

	Total Investments—101.0% (Cost $1,789,859,222)	1,798,836,931

	Liabilities in Excess of Other Assets—(1.0)%	(16,237,838)

	Net Assets—100.0%	$1,782,599,093

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the security on loan was $20,274,820; total value of the collateral held by the Fund was $20,513,293.
[3]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[4]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

55

Schedule of Investments

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)

June 30, 2019

Shares		Value
	Common Stocks—93.6%
	Automobiles & Components—1.7%
2,200	Loncin Motor Co. Ltd., Class A	$1,342
44,137	Nemak SAB de CV1	20,677
9,062	Tofas Turk Otomobil Fabrikasi AS	30,238
1,209	Yulon Nissan Motor Co. Ltd.	10,704

	Total Automobiles & Components	62,961

	Banks—7.9%
17,022	Abu Dhabi Commercial Bank PJSC	38,464
16,561	Abu Dhabi Islamic Bank PJSC	20,965
51,550	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	78,808
20,670	Doha Bank QPSC	15,213
25,044	Dubai Islamic Bank PJSC	34,977
39,900	Malayan Banking Bhd	85,738
1,518	Moneta Money Bank AS1	5,204
3,134	Qatar International Islamic Bank QSC	6,455

	Total Banks	285,824

	Capital Goods—0.6%
22,144	Dubai Investments PJSC	7,415
2,831	Fangda Carbon New Material Co. Ltd., Class A2	5,066
1,640	Reunert Ltd.	7,854

	Total Capital Goods	20,335

	Consumer Durables & Apparel—0.1%
26,344	China Dongxiang Group Co. Ltd.	3,237

	Consumer Services—0.5%
1,704	OPAP SA	19,114

	Diversified Financials—10.7%
645,651	China Cinda Asset Management Co. Ltd., Class H	148,758
820,164	China Huarong Asset Management Co. Ltd., Class H1	142,774
752	Coronation Fund Managers Ltd.	2,384
2,713	Moscow Exchange MICEX-RTS PJSC	3,877
22,415	Power Finance Corp. Ltd.[2]	43,578
18,133	REC Ltd.	43,292

	Total Diversified Financials	384,663

	Energy—15.9%
70,100	Bukit Asam Tbk PT	14,687
40,556	Coal India Ltd.	149,116
72,654	Indian Oil Corp. Ltd.	164,091
1,512	Qatar Gas Transport Co. Ltd.	9,592
6,999	Tatneft PJSC	85,985
7,556	Tupras Turkiye Petrol Rafinerileri AS	150,232

	Total Energy	573,703

	Food & Staples Retailing—0.2%
2,189	Al Meera Consumer Goods Co. QSC	8,699

	Food, Beverage & Tobacco—0.4%
9,210	Eastern Co. SAE	8,518
11	Philip Morris CR AS	6,695

	Total Food, Beverage & Tobacco	15,213

	Insurance—1.3%
3,400	Porto Seguro SA	45,846

	Materials—15.5%
17,456	Alrosa PJSC	23,812
40,694	Eregli Demir ve Celik Fabrikalari TAS	55,370

Shares		Value
	Common Stocks (continued)
	Materials (continued)
12,021	Fauji Fertilizer Co. Ltd.	$6,562
8,873	Hindustan Zinc Ltd.	31,377
200	Huabao Flavours & Fragrances Co. Ltd., Class A	923
11,049	Iskenderun Demir ve Celik As	13,181
1,068	Kumba Iron Ore Ltd.	37,822
1,400	Liuzhou Iron & Steel Co. Ltd., Class A	1,180
2,100	Lomon Billions Group Co. Ltd., Class A	4,534
65,308	Magnitogorsk Iron & Steel Works PJSC	46,578
298	MMC Norilsk Nickel PJSC	67,599
25,586	Novolipetsk Steel PJSC	64,781
2,600	Sansteel Minguang Co. Ltd., Fujian, Class A	3,521
2,972	Severstal PJSC	50,304
59,213	Vedanta Ltd.	149,560

	Total Materials	557,104

	Media & Entertainment—0.4%
40,700	Astro Malaysia Holdings Bhd	14,281

	Pharmaceuticals, Biotechnology & Life Sciences—0.0%[3]
2,700	Harbin Pharmaceutical Group Co. Ltd., Class A2	1,628

	Real Estate—10.2%
82,923	Agile Group Holdings Ltd.	111,024
37,350	Aldar Properties PJSC	19,218
565	Barwa Real Estate Co.	5,307
2,311	Concentradora Fibra Danhos SA de CV	3,057
61,693	DAMAC Properties Dubai Co. PJSC[2]	15,435
7,287	Fibra Uno Administracion SA de CV	9,642
3,281	Fortress REIT Ltd., Class B	2,811
4,723	Growthpoint Properties Ltd.	8,132
75,915	Guangzhou R&F Properties Co. Ltd., Class H	145,951
469	Hyprop Investments Ltd.	2,324
13,807	KWG Group Holdings Ltd.[2]	14,015
32,200	Land & Houses PCL	11,655
10,138	Redefine Properties Ltd.	6,499
486	Resilient REIT Ltd.	2,135
10,162	SOHO China Ltd.	3,590
1,234	United Development Co. QSC	4,694
1,168	Vukile Property Fund Ltd.	1,589

	Total Real Estate	367,078

	Retailing—5.1%
28,100	Matahari Department Store Tbk PT	6,862
24,900	Petrobras Distribuidora SA	162,420
22,246	Xinhua Winshare Publishing and Media Co. Ltd., Class H	15,747

	Total Retailing	185,029

	Software & Services—0.9%
18,013	Cielo SA	31,583

	Technology Hardware & Equipment—5.8%
332,549	AU Optronics Corp.	99,574
700	Guangdong Ellington Electronics Technology Co. Ltd., Class A	1,047
37,608	Kingboard Laminates Holdings Ltd.	34,467
45,694	Lite-On Technology Corp.	66,938
2,501	Transcend Information, Inc.	5,765

	Total Technology Hardware & Equipment	207,791

	Telecommunication Services—6.3%
2,621	Bharti Infratel Ltd.	10,140
16,481	Magyar Telekom Telecommunications PLC	24,480

The accompanying notes are an integral part of these financial statements.

56

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Telecommunication Services (continued)
28,904	Mobile Telecommunications Co. KSC	$50,491
10,761	Mobile TeleSystems PJSC	48,606
23,527	Rostelecom PJSC	30,269
127,055	Sistema PJSFC	19,888
19,703	Turkcell Iletisim Hizmetleri AS	43,603

	Total Telecommunication Services	227,477

	Transportation—2.1%
23,475	Aeroflot PJSC	37,873
42,861	Air Arabia PJSC[2]	12,135
38,800	AirAsia Group Bhd	25,632

	Total Transportation	75,640

	Utilities—8.0%
102,346	AES Gener SA	28,077
87,473	China Resources Power Holdings Co. Ltd.	127,641
79,263	Colbun SA	16,344
213,692	Datang International Power Generation Co. Ltd., Class H	53,611
2,025	Engie Brasil Energia SA	22,968
8,160,583	Federal Grid Co. Unified Energy System PJSC	26,199
652	Transmissora Alianca de Energia Eletrica SA	4,620
181,021	Unipro PJSC	7,534

	Total Utilities	286,994

	Total Common Stocks (Cost $3,434,616)	3,374,200

	Preferred Stocks—5.9%
	Banks—0.5%
4,850	Itausa—Investimentos Itau SA, 3.16%	16,311

	Energy—0.6%
864	Bashneft PJSC, 9.68%	22,561

	Telecommunication Services—3.4%
9,400	Telefonica Brasil SA, 11.06%	122,410

	Utilities—1.4%
3,312	Cia Paranaense de Energia, 3.01%	41,998
1,552	Cia de Transmissao de Energia Eletrica Paulista, 7.57%	10,018

	Total Utilities	52,016

	Total Preferred Stocks (Cost $188,910)	213,298

	Investment Company—0.0%[3]
	Telecommunications Hardware—0.0%[3]
2,109	Digital Telecommunications Infrastructure Fund, Class F (Cost $1,027)	1,148

	Total Investments—99.5% (Cost $3,624,553)	3,588,646

	Other Assets in Excess of Liabilities—0.5%	17,537

	Net Assets—100.0%	$3,606,183

PCL—Public Company Limited

REIT—Real Estate Investment Trust

[1]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $168,655 or 4.68% of the Fund’s net assets at period end.

[2]	Non-income producing security.
[3]	Less than 0.05%.

Geographical Holdings

Country	Value	% of Net Assets
China	$785,587	21.8%
India	591,154	16.4
Russia	535,864	14.9
Brazil	458,175	12.7
Turkey	292,624	8.1
Taiwan	182,982	5.1
United Arab Emirates	148,610	4.1
Malaysia	125,651	3.5
Mexico	112,183	3.1
South Africa	71,551	2.0
Kuwait	50,491	1.4
Qatar	49,960	1.4
Chile	44,421	1.2
Hong Kong	34,467	1.0
Hungary	24,480	0.7
Indonesia	21,549	0.6
Greece	19,114	0.5
Thailand	12,803	0.3
Czech Republic	11,900	0.3
Egypt	8,518	0.2
Pakistan	6,562	0.2

Total Investments	3,588,646	99.5
Other Assets in Excess of Liabilities	17,537	0.5

Net Assets	$3,606,183	100.0%

The accompanying notes are an integral part of these financial statements.

57

Schedule of Investments

Invesco International Ultra Dividend Revenue ETF (RIDV)

June 30, 2019

Shares		Value
	Common Stocks—99.8%
	Automobiles & Components—3.0%
912	Bayerische Motoren Werke AG	$67,601
36	Nokian Renkaat OYJ	1,126
1,092	Xinyi Glass Holdings Ltd.	1,146

	Total Automobiles & Components	69,873

	Banks—17.4%
488	ABN AMRO Bank NV1	10,456
770	Australia & New Zealand Banking Group Ltd.	15,243
4,836	Banco Bilbao Vizcaya Argentaria SA	27,079
11,428	Banco Santander SA	53,105
356	Bank of Nova Scotia (The)	19,163
54	Bank Polska Kasa Opieki SA	1,619
153	Bendigo & Adelaide Bank Ltd.	1,243
870	BNP Paribas SA	41,379
155	Canadian Imperial Bank of Commerce	12,215
310	Commonwealth Bank of Australia	18,008
4,603	Credit Agricole SA	55,276
668	Danske Bank A/S	10,574
297	DNB ASA	5,528
29	First International Bank of Israel Ltd.	734
5,998	HSBC Holdings PLC	50,146
1,933	ING Groep NV	22,444
118	KBC Group NV	7,746
26,602	Lloyds Banking Group PLC	19,159
206	Mediobanca Banca di Credito Finanziario SpA	2,127
1,094	Nordea Bank Abp	7,958
488	Skandinaviska Enskilda Banken AB, Class A	4,519
1,061	Unione di Banche Italiane SpA	2,900
809	Westpac Banking Corp.	16,100
516	Woori Financial Group, Inc.	6,279

	Total Banks	411,000

	Capital Goods—2.3%
2,163	BAE Systems PLC	13,638
681	Bouygues SA	25,259
1,198	NWS Holdings Ltd.	2,463
129	OC Oerlikon Corp. AG	1,577
649	Skanska AB, Class B	11,730

	Total Capital Goods	54,667

	Commercial & Professional Services—1.6%
294	Adecco Group AG	17,688
581	Babcock International Group PLC	3,388
300	Randstad NV	16,501
15	Societe BIC SA	1,146

	Total Commercial & Professional Services	38,723

	Consumer Durables & Apparel—1.0%
532	Barratt Developments PLC	3,877
63	Bellway PLC	2,233
31	HUGO BOSS AG	2,065
50,000	Li & Fung Ltd.	8,704
53	Pandora A/S	1,888
2,000	Yue Yuen Industrial Holdings Ltd.	5,479

	Total Consumer Durables & Apparel	24,246

	Consumer Services—2.9%
216	Cafe de Coral Holdings Ltd.	643
148	Crown Resorts Ltd.	1,293
38,000	NagaCorp Ltd.	46,743
1,200	Sands China Ltd.	5,737

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
349	Star Entertainment Grp Ltd. (The)	$1,009
1,366	TUI AG	13,428

	Total Consumer Services	68,853

	Diversified Financials—1.6%
48	Amundi SA1	3,356
1,539	Guotai Junan International Holdings Ltd.	266
2,000	Haitong International Securities Group Ltd.	653
49	IGM Financial, Inc.	1,402
79	Macquarie Group Ltd.	6,951
8	Perpetual Ltd.	237
49	Samsung Card Co. Ltd.	1,621
104	Singapore Exchange Ltd.	609
467	Standard Life Aberdeen PLC	1,751
1,814	UBS Group AG2	21,582

	Total Diversified Financials	38,428

	Energy—18.6%
76	Aker BP ASA	2,180
16,355	BP PLC	114,191
479	Caltex Australia Ltd.	8,320
7	Delek Group Ltd.	1,202
2,176	Equinor ASA	42,992
16	Paz Oil Co. Ltd.	2,249
90	Pembina Pipeline Corp.	3,358
3,589	Royal Dutch Shell PLC, Class A	117,505
195	SK Innovation Co. Ltd.	26,852
121	TC Energy Corp.	6,011
2,006	TOTAL SA	112,566
361	Whitehaven Coal Ltd.	927
123	Woodside Petroleum Ltd.	3,138

	Total Energy	441,491

	Food & Staples Retailing—0.8%
1,059	METRO AG3	19,386

	Food, Beverage & Tobacco—0.9%
516	British American Tobacco PLC	18,053
295	Coca-Cola Amatil Ltd.	2,116

	Total Food, Beverage & Tobacco	20,169

	Insurance—18.4%
36	Admiral Group PLC	1,012
4,626	Aegon NV	23,064
149	Ageas	7,756
314	Allianz SE	75,808
2,720	Assicurazioni Generali SpA	51,295
2,528	Aviva PLC	13,400
1,221	CNP Assurances	27,754
631	Direct Line Insurance Group PLC	2,665
98	Gjensidige Forsikring ASA	1,975
974	Great-West Lifeco, Inc.	22,473
371	Harel Insurance Investments & Financial Services Ltd.	2,780
1,255	Insurance Australia Group Ltd.	7,274
287	Legal & General Group PLC	984
4,822	Mapfre SA	14,118
157	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	39,459
367	NN Group NV	14,795
510	Phoenix Group Holdings PLC	4,602
377	Phoenix Holdings Ltd. (The)	2,281

The accompanying notes are an integral part of these financial statements.

58

Invesco International Ultra Dividend Revenue ETF (RIDV) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
1,988	Poste Italiane SpA[1]	$20,964
1,119	Power Corp. of Canada	24,157
1,057	Power Financial Corp.	24,363
146	Sampo OYJ, Class A	6,900
253	SCOR SE	11,110
571	Talanx AG	24,775
3,673	UnipolSai Assicurazioni SpA	9,449

	Total Insurance	435,213

	Materials—8.9%
233	Adelaide Brighton Ltd.	660
637	Anglo American PLC	18,196
622	BASF SE	45,277
882	BHP Group Ltd.	25,476
1,044	BHP Group PLC	26,773
613	Boral Ltd.	2,202
208	Covestro AG1	10,590
362	Evonik Industries AG	10,558
657	Fortescue Metals Group Ltd.	4,159
67	Imerys SA	3,557
89	Polymetal International PLC	1,129
316	Rio Tinto Ltd.	23,009
391	Rio Tinto PLC	24,287
418	Sims Metal Management Ltd.	3,186
1,851	South32 Ltd.	4,131
276	UPM-Kymmene OYJ	7,345

	Total Materials	210,535

	Media & Entertainment—0.7%
1,726	ITV PLC	2,373
87	SES SA	1,362
300	Singapore Press Holdings Ltd.	541
966	WPP PLC	12,174

	Total Media & Entertainment	16,450

	Pharmaceuticals, Biotechnology & Life Sciences—1.0%
1,191	GlaxoSmithKline PLC	23,898
19	Orion OYJ, Class B	697

	Total Pharmaceuticals, Biotechnology & Life Sciences	24,595

	Real Estate—0.9%
18	Amot Investments Ltd.	120
200	Ascendas Real Estate Investment Trust	461
100	CapitaLand Commercial Trust	160
200	CapitaLand Mall Trust	389
346	Champion REIT	288
300	City Developments Ltd.	2,100
6	Covivio	629
46	Dexus	419
1,500	Frasers Property Ltd.	2,073
82	GPT Group (The)	354
414	Hang Lung Properties Ltd.	985
100	Keppel REIT	93
72	Kiwi Property Group Ltd.	77
23	Klepierre SA	772
200	Mapletree Commercial Trust	309
100	Mapletree Industrial Trust	166
200	Mapletree Logistics Trust	235
200	Mapletree North Asia Commercial Trust	216

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
35	RioCan Real Estate Investment Trust	$696
416	Scentre Group	1,121
61	Shopping Centres Australasia Property Group	102
9,456	Shui On Land Ltd.	2,191
337	Stockland	986
100	Suntec Real Estate Investment Trust	143
9	Swiss Prime Site AG2	787
13	Unibail-Rodamco-Westfield	1,951
344	Vicinity Centres	591
1,000	Wharf Holdings Ltd. (The)	2,650

	Total Real Estate	21,064

	Retailing—2.1%
5,442	Chow Tai Fook Jewellery Group Ltd.	5,921
457	Harvey Norman Holdings Ltd.	1,305
878	Hennes & Mauritz AB, Class B	15,648
3,178	Kingfisher PLC	8,692
156	Lifestyle International Holdings Ltd.	228
1,624	Sa Sa International Holdings Ltd.	466
712	Wesfarmers Ltd.	18,067

	Total Retailing	50,327

	Technology Hardware & Equipment—1.4%
42,000	Lenovo Group Ltd.	32,525

	Telecommunication Services—8.6%
226	BCE, Inc.	10,304
7,057	BT Group PLC	17,645
2,973	Deutsche Telekom AG	51,503
26	Elisa OYJ	1,271
1,719	Orange SA	27,142
5,000	PCCW Ltd.	2,886
129	Proximus SADP	3,808
3,200	Singapore Telecommunications Ltd.	8,278
40	SK Telecom Co. Ltd.	8,972
598	Spark New Zealand Ltd.	1,607
14	Swisscom AG	7,037
3,929	Telefonica SA	32,309
358	Telenor ASA	7,604
1,233	Telia Co. AB	5,481
4,094	Telstra Corp. Ltd.	11,061
166	TELUS Corp.	6,150

	Total Telecommunication Services	203,058

	Transportation—2.0%
1,271	Air New Zealand Ltd.	2,262
228	Atlantia SpA	5,948
337	Aurizon Holdings Ltd.	1,277
1,000	ComfortDelGro Corp. Ltd.	1,966
404	easyJet PLC	4,901
2,816	International Consolidated Airlines Group SA	17,092
92	Kuehne + Nagel International AG	13,673
300	SIA Engineering Co. Ltd.	557

	Total Transportation	47,676

	Utilities—5.7%
360	AGL Energy Ltd.	5,055
138	APA Group	1,046
673	AusNet Services	886
64	Canadian Utilities Ltd., Class A	1,810
2,676	EDP—Energias de Portugal SA	10,185

The accompanying notes are an integral part of these financial statements.

59

Invesco International Ultra Dividend Revenue ETF (RIDV) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
7,841	Enel SpA	$54,826
162	Fortum OYJ	3,585
163	Hydro One Ltd.[1]	2,849
318	Mercury NZ Ltd.	993
1,096	National Grid PLC	11,658
110	Pennon Group PLC	1,040
16	Power Assets Holdings Ltd.	115
54	Severn Trent PLC	1,408
337	Snam SpA	1,678
395	SSE PLC	5,640
849	Suez	12,269
254	Terna Rete Elettrica Nazionale SpA	1,620
134	United Utilities Group PLC	1,335
738	Veolia Environnement SA	18,002

	Total Utilities	136,000

	Total Common Stocks (Cost $2,429,914)	2,364,279

	Investment of Cash Collateral for Securities Loaned—0.8%
13,734	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[4,5]	13,734
4,470	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[4,5]	4,472

	Total Investment of Cash Collateral for Securities Loaned (Cost $18,206)	18,206

	Total Investments—100.6% (Cost $2,448,120)	2,382,485

	Liabilities in Excess of Other Assets—(0.6)%	(13,708)

	Net Assets—100.0%	$2,368,777

REIT—Real Estate Investment Trust

[1]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $48,215 or 2.04% of the Fund’s net assets at period end.

[2]	Non-income producing security.
[3]	All or a portion of the security was on loan. The aggregate value of the security on loan was $17,446; total value of the collateral held by the Fund was $18,206.
[4]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[5]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

Geographical Holdings

Country	Value	% of Net Assets
Germany	$360,450	15.2%
United Kingdom	356,954	15.1
France	342,166	14.4
Australia	234,829	9.9
Netherlands	204,765	8.6
Italy	150,807	6.4
Canada	134,951	5.7
Spain	126,611	5.3
Switzerland	62,344	2.6
Norway	60,279	2.5
Cambodia	46,743	2.0
South Korea	43,725	1.9
Sweden	37,378	1.6
China	34,982	1.5
Hong Kong	32,625	1.4
Finland	28,883	1.2
United States	21,392	0.9
Belgium	19,309	0.8
Singapore	18,296	0.8
South Africa	18,196	0.8
Denmark	12,463	0.5
Portugal	10,185	0.4
Israel	9,366	0.4
Macau	5,737	0.2
New Zealand	4,939	0.2
Poland	1,619	0.1
Luxembourg	1,362	0.1
Russia	1,129	0.1

Total Investments	2,382,485	100.6
Liabilities in Excess of Other Assets	(13,708)	(0.6)

Net Assets	$2,368,777	100.0%

The accompanying notes are an integral part of these financial statements.

60

Schedule of Investments

Invesco Emerging Markets Revenue ETF (REEM)

June 30, 2019

Shares		Value
	Common Stocks—97.1%
	Automobiles & Components—4.1%
62,598	Astra International Tbk PT	$33,010
20,798	BAIC Motor Corp. Ltd., Class H1	13,045
177	Bajaj Auto Ltd.	7,249
368	Bharat Forge Ltd.	2,399
13	Bosch Ltd.[2]	3,077
784	Brilliance China Automotive Holdings Ltd.	867
300	BYD Co. Ltd., Class A	2,215
1,724	BYD Co. Ltd., Class H3	10,405
5,290	Cheng Shin Rubber Industry Co. Ltd.	6,830
2,000	China First Capital Group Ltd.[2]	596
200	China Shipbuilding Industry Group Power Co. Ltd., Class A	688
1,400	Chongqing Changan Automobile Co. Ltd., Class A	1,351
10,033	Dongfeng Motor Group Co. Ltd., Class H	8,219
8	Eicher Motors Ltd.	2,218
1,158	Ford Otomotiv Sanayi AS	12,513
100	Fuyao Glass Industry Group Co. Ltd., Class A	331
373	Fuyao Glass Industry Group Co. Ltd., Class H1	1,158
16,004	Geely Automobile Holdings Ltd.	27,368
11,096	Great Wall Motor Co. Ltd., Class H	7,939
700	Guangzhou Automobile Group Co. Ltd., Class A	1,114
5,209	Guangzhou Automobile Group Co. Ltd., Class H	5,561
329	Hankook Tire & Technology Co. Ltd.	10,001
929	Hanon Systems	9,373
242	Hero MotoCorp Ltd.	9,050
1,300	Huayu Automotive Systems Co. Ltd., Class A	4,088
299	Hyundai Mobis Co. Ltd.	60,983
1,083	Hyundai Motor Co.	131,313
2,276	Kia Motors Corp.	86,731
2,973	Mahindra & Mahindra Ltd.	28,226
233	Maruti Suzuki India Ltd.	22,058
8,870	Motherson Sumi Systems Ltd.	15,671
5,355	Nexteer Automotive Group Ltd.	6,663
200	NIO, Inc.[2,3,4]	510
6,172	SAIC Motor Corp. Ltd., Class A	22,915
200	Shandong Linglong Tyre Co. Ltd., Class A	495
25,624	Tata Motors Ltd.[2]	60,341
300	Wanxiang Qianchao Co. Ltd., Class A	261
100	Weifu High-Technology Group Co. Ltd., Class A	270

	Total Automobiles & Components	617,102

	Banks—13.0%
1,313	Absa Group Ltd.	16,388
2,877	Abu Dhabi Commercial Bank PJSC	6,501
41,718	Agricultural Bank of China Ltd., Class A	21,866
48,799	Agricultural Bank of China Ltd., Class H	20,425
11,753	Akbank T.A.S.[2]	13,818
233	Al Rajhi Bank	4,324
215	Alinma Bank	1,397
172	Alior Bank SA2	2,298
1,238	Alliance Bank Malaysia Bhd	1,126
3,886	Alpha Bank AE2	7,789
3,201	AMMB Holdings Bhd	3,277
1,410	Axis Bank Ltd.[2]	16,516
99	Banco BBVA Argentina SA4	1,121

Shares		Value
	Common Stocks (continued)
	Banks (continued)
6,887	Banco Bradesco SA	$60,107
48,692	Banco de Chile	7,164
98	Banco de Credito e Inversiones	6,748
6,783	Banco do Brasil SA	95,463
7	Banco Macro SA4	510
3,316	Banco Santander Brasil SA	39,332
101,255	Banco Santander Chile	7,531
4,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	6,115
546	Bancolombia SA	6,579
1,400	Bangkok Bank PCL	8,993
147	Bank AlBilad[2]	1,066
225	Bank Al-Jazira	911
5,000	Bank Central Asia Tbk PT	10,609
28,885	Bank Mandiri Persero Tbk PT	16,408
756	Bank Millennium SA2	1,898
15,100	Bank Negara Indonesia Persero Tbk PT	9,833
3,400	Bank of Beijing Co. Ltd., Class A	2,926
400	Bank of Chengdu Co. Ltd., Class A2	514
28,660	Bank of China Ltd., Class A	15,606
137,472	Bank of China Ltd., Class H	58,068
6,900	Bank of Communications Co. Ltd., Class A	6,148
67,194	Bank of Communications Co. Ltd., Class H	51,003
420	Bank of Guiyang Co. Ltd., Class A	529
900	Bank of Hangzhou Co. Ltd., Class A	1,092
2,200	Bank of Jiangsu Co. Ltd., Class A	2,325
1,300	Bank of Nanjing Co. Ltd., Class A	1,563
400	Bank of Ningbo Co. Ltd., Class A	1,412
1,400	Bank of Shanghai Co. Ltd., Class A	2,415
2,210	Bank of the Philippine Islands	3,386
153	Bank Polska Kasa Opieki SA	4,587
60,166	Bank Rakyat Indonesia Persero Tbk PT	18,568
19,000	Bank Tabungan Negara Persero Tbk PT	3,308
194	Banque Saudi Fransi	2,193
2,430	BDO Unibank, Inc.	6,640
1,065	BNK Financial Group, Inc.	6,908
33	Capitec Bank Holdings Ltd.	3,039
5,000	Chang Hwa Commercial Bank Ltd.	3,373
40,307	China CITIC Bank Corp Ltd., Class H	22,959
6,400	China CITIC Bank Corp. Ltd., Class A	5,563
1,000	China Construction Bank Corp., Class A	1,083
298,729	China Construction Bank Corp., Class H	257,337
76,000	China Development Financial Holding Corp.	23,172
7,700	China Everbright Bank Co. Ltd., Class A	4,271
30,323	China Everbright Bank Co. Ltd., Class H	13,895
1,600	China Merchants Bank Co. Ltd., Class A	8,382
3,576	China Merchants Bank Co. Ltd., Class H	17,829
7,500	China Minsheng Banking Corp. Ltd., Class A	6,934
21,602	China Minsheng Banking Corp. Ltd., Class H	14,959
5,314	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,891
9,121	CIMB Group Holdings Bhd	11,874
2,920	Commercial Bank PQSC (The)	3,681
1,041	Commercial International Bank Egypt SAE	4,601
44	Credicorp Ltd.	10,072
39,797	CTBC Financial Holding Co. Ltd.	27,356
4,029	Dubai Islamic Bank PJSC	5,627
5,000	E.Sun Financial Holding Co. Ltd.	4,186

The accompanying notes are an integral part of these financial statements.

61

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Banks (continued)
7,515	Eurobank Ergasias SA2	$7,403
3,716	First Abu Dhabi Bank PJSC	15,033
7,000	First Financial Holding Co. Ltd.	5,139
3,013	Grupo Financiero Banorte SAB de CV, Class O	17,465
13	Grupo Financiero Galicia SA4	462
4,900	Grupo Financiero Inbursa SAB de CV, Class O	7,080
2,767	Habib Bank Ltd.	1,962
708	Hana Financial Group, Inc.	22,933
800	Hong Leong Bank Bhd	3,678
800	Hong Leong Financial Group Bhd	3,589
478	Housing Development Finance Corp. Ltd.	15,180
7,000	Hua Nan Financial Holdings Co. Ltd.	4,699
3,800	Huaxia Bank Co. Ltd., Class A2	4,260
5,359	ICICI Bank Ltd.	33,935
398	Indiabulls Housing Finance Ltd.	3,504
27,132	Industrial & Commercial Bank of China Ltd., Class A	23,267
99,063	Industrial & Commercial Bank of China Ltd., Class H	72,276
3,200	Industrial Bank Co. Ltd., Class A	8,521
1,294	Industrial Bank of Korea	15,746
673,572	Itau CorpBanca	5,613
5,248	Kasikornbank PCL	32,172
1,209	KB Financial Group, Inc.	48,008
92	Komercni banka as	3,669
14,523	Krung Thai Bank PCL	9,234
598	LIC Housing Finance Ltd.	4,810
6,600	Malayan Banking Bhd	14,182
2,460	Masraf Al Rayan QSC	2,574
27	mBank SA2	3,113
1,033	MCB Bank Ltd.	1,128
6,000	Mega Financial Holding Co. Ltd.	5,969
2,995	Metropolitan Bank & Trust Co.	4,165
262	Moneta Money Bank AS1	898
1,472	National Bank of Greece SA2	4,040
351	National Commercial Bank	5,185
686	Nedbank Group Ltd.	12,318
171	OTP Bank Nyrt	6,817
3,000	Ping An Bank Co. Ltd., Class A	6,019
44,995	Postal Savings Bank of China Co. Ltd., Class H1,3	26,723
773	Powszechna Kasa Oszczednosci Bank Polski SA	8,876
1,620	Public Bank Bhd	9,016
810	Qatar Islamic Bank SAQ	3,695
5,840	Qatar National Bank QPSC	30,521
3,444	RHB Bank Bhd	4,659
390	Riyad Bank	2,787
245	Samba Financial Group	2,313
48	Santander Bank Polska SA	4,773
207	Saudi British Bank (The)	2,285
31,020	Sberbank of Russia PJSC	117,318
420	Security Bank Corp.	1,394
2,200	Shanghai Commercial & Savings Bank Ltd. (The)	3,981
5,300	Shanghai Pudong Development Bank Co. Ltd., Class A	9,013
880	Shinhan Financial Group Co. Ltd.	34,220

Shares		Value
	Common Stocks (continued)
	Banks (continued)
3,205	Siam Commercial Bank PCL (The)	$14,579
7,000	SinoPac Financial Holdings Co. Ltd.	2,941
2,005	Standard Bank Group Ltd.	27,964
17,754	State Bank of India[2]	92,914
7,000	Taishin Financial Holding Co. Ltd.	3,223
5,000	Taiwan Business Bank	2,197
7,000	Taiwan Cooperative Financial Holding Co. Ltd.	4,688
55,400	TMB Bank PCL	3,541
11,526	Turkiye Garanti Bankasi AS2	18,134
19,650	Turkiye Is Bankasi AS, Class C2	20,554
23,660,000	VTB Bank PJSC	14,959
1,582	Woori Financial Group, Inc.	19,250
3,282	Yes Bank Ltd.	5,171

	Total Banks	1,966,123

	Capital Goods—9.3%
6,530	Aboitiz Equity Ventures, Inc.	7,010
200	AECC Aviation Power Co. Ltd., Class A	661
85	Airtac International Group	952
34,734	Alfa SAB de CV, Class A	34,098
19,208	Alliance Global Group, Inc.	5,788
900	Aselsan Elektronik Sanayi Ve Ticaret AS	2,801
6,891	Ashok Leyland Ltd.	8,710
400	AVIC Aircraft Co. Ltd., Class A	917
100	AVIC Shenyang Aircraft Co. Ltd., Class A2	423
15,118	AviChina Industry & Technology Co. Ltd., Class H	8,263
550	Ayala Corp.	9,597
642	Bidvest Group Ltd. (The)	8,621
300	BOC Aviation Ltd.[1]	2,519
100	China Avionics Systems Co. Ltd., Class A2	216
5,600	China Communications Construction Co. Ltd., Class A	9,230
37,377	China Communications Construction Co. Ltd., Class H	33,442
12,397	China Communications Services Corp. Ltd., Class H	9,616
2,800	China Gezhouba Group Co. Ltd., Class A2	2,540
600	China International Marine Containers Group Co. Ltd., Class A	933
2,400	China National Chemical Engineering Co. Ltd., Class A	2,104
10,944	China Railway Construction Corp. Ltd., Class A	15,854
23,944	China Railway Construction Corp. Ltd., Class H	29,361
47,184	China Railway Group Ltd., Class H	35,875
1,500	China Shipbuilding Industry Co. Ltd., Class A	1,214
100	China Spacesat Co. Ltd., Class A	328
37,222	China State Construction Engineering Corp. Ltd., Class A	31,161
12,638	China State Construction International Holdings Ltd.	12,974
113,556	CITIC Ltd.	163,666
556	CJ Corp.	48,635
100	Contemporary Amperex Technology Co. Ltd., Class A2	1,003
4,000	CRRC Corp Ltd., Class A	4,711
9,703	CRRC Corp. Ltd., Class H	8,110

The accompanying notes are an integral part of these financial statements.

62

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
193	Daelim Industrial Co. Ltd.	$19,222
3,931	Daewoo Engineering & Construction Co. Ltd.[2]	16,818
620	Daewoo Shipbuilding & Marine Engineering Co. Ltd.[2]	17,559
14,943	DMCI Holdings, Inc.	3,004
400	Dongfang Electric Corp. Ltd., Class A2	618
219	Doosan Bobcat, Inc.	6,904
5,340	ElSewedy Electric Co.	4,571
1,893	Embraer SA	9,587
149	Fangda Carbon New Material Co. Ltd., Class A2	267
12,864	Far Eastern New Century Corp.	13,875
20,496	Fosun International Ltd.	27,232
27,500	Fullshare Holdings Ltd.[2]	1,707
2,500	Gamuda Bhd	2,275
2,400	Grupo Carso SAB de CV, Series A1	8,940
607	GS Engineering & Construction Corp.	21,212
1,451	Haitian International Holdings Ltd.	3,012
2,533	Hanwha Corp.	58,573
1,100	HAP Seng Consolidated Bhd	2,649
239	Havells India Ltd.	2,722
118	HDC Hyundai Development Co-Engineering & Construction, Class E	4,445
210	Hiwin Technologies Corp.	1,758
612	Hyundai Engineering & Construction Co. Ltd.	28,410
173	Hyundai Heavy Industries Holdings Co. Ltd.	48,545
4,900	IJM Corp. Bhd	2,846
930	Industries Qatar QSC	2,937
8,634	JG Summit Holdings, Inc.	11,358
26	KCC Corp.	6,204
16,365	KOC Holding AS	49,627
159	Korea Aerospace Industries Ltd.	4,950
210	Korea Shipbuilding & Offshore Engineering Co. Ltd.[2]	21,552
1,762	Larsen & Toubro Ltd.	39,647
267	LG Corp.	17,782
461	Lotte Corp.	17,567
14,400	Metallurgical Corp of China Ltd., Class A	6,374
39,795	Metallurgical Corp. of China., Ltd., Class H	10,646
300	NARI Technology Co. Ltd., Class A2	814
2,601	Posco International Corp.	41,336
9,700	Power Construction Corp of China Ltd., Class A2	7,471
638	Samsung C&T Corp.	52,879
594	Samsung Engineering Co. Ltd.[2]	8,823
1,261	Samsung Heavy Industries Co. Ltd.[2]	8,912
800	Sany Heavy Industry Co. Ltd., Class A	1,524
2,600	Shanghai Electric Group Co. Ltd., Class A	2,037
15,749	Shanghai Electric Group Co. Ltd., Class H	5,705
2,955	Shanghai Industrial Holdings Ltd.	6,407
1,000	Shanghai Tunnel Engineering Co. Ltd., Class A	919
28,125	Sime Darby Bhd	15,381
4,800	Sinopec Engineering Group Co. Ltd., Class H	4,067
7,997	Sinotruk Hong Kong Ltd.	13,839
926	SK Holdings Co. Ltd.	186,058
833	SM Investments Corp.	15,754
400	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	600

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
1,000	TBEA Co. Ltd., Class A	$1,056
5,179	Turkiye Sise ve Cam Fabrikalari AS	4,647
1,200	WEG SA	6,688
1,800	Weichai Power Co. Ltd., Class A	3,221
6,983	Weichai Power Co. Ltd., Class H	11,798
1,600	XCMG Construction Machinery Co. Ltd., Class A	1,039
5,100	Xiamen C & D, Inc., Class A	6,594
400	Xinjiang Goldwind Science & Technology Co. Ltd., Class A	724
1,400	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	1,530
200	Zhejiang Chint Electrics Co. Ltd., Class A	672
400	Zhengzhou Yutong Bus Co. Ltd., Class A	758
372	Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,959
800	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	700

	Total Capital Goods	1,410,640

	Commercial & Professional Services—0.1%
13	51job, Inc.[2,4]	982
7,000	China Everbright International Ltd.	6,460
983	Country Garden Services Holdings Co. Ltd.	2,272
2,000	Greentown Service Group Co. Ltd.	1,615
43	S-1 Corp.	3,635
200	Tus-Sound Environmental Resources Co. Ltd., Class A2	343

	Total Commercial & Professional Services	15,307

	Consumer Durables & Apparel—1.5%
939	ANTA Sports Products Ltd.[3]	6,448
2,991	Arcelik AS2	10,058
50	CCC SA	2,260
118	Eclat Textile Co. Ltd.	1,512
492	Feng TAY Enterprise Co. Ltd.	3,833
235	FF Group[2,5]	0
65	Fila Korea Ltd.	4,318
2,000	Formosa Taffeta Co. Ltd.	2,518
469	Giant Manufacturing Co. Ltd.	3,669
600	Gree Electric Appliances Inc of Zhuhai, Class A	4,805
8,566	Haier Electronics Group Co. Ltd.[2]	23,683
2,000	Haier Smart Home Co. Ltd., Class A2	5,035
400	HLA Corp Ltd., Class A	528
1	HLB, Inc.[2]	31
1,386	LG Electronics, Inc.	95,189
1,500	Li Ning Co. Ltd.	3,537
2	LPP SA	4,097
900	Midea Group Co. Ltd., Class A	6,796
276	Nien Made Enterprise Co. Ltd.	2,075
100	Oppein Home Group, Inc., Class A	1,567
2	Page Industries Ltd.	596
14,267	Pou Chen Corp.	17,685
290	Ruentex Industries Ltd.	705
400	Shenzhou International Group Holdings Ltd.	5,499
6,000	Tatung Co. Ltd.[2]	3,622
5,800	TCL Corp., Class A	2,812
286	Titan Co. Ltd.	5,530

The accompanying notes are an integral part of these financial statements.

63

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Durables & Apparel (continued)
64	Woongjin Coway Co. Ltd.	$4,290
200	Zhejiang Semir Garment Co. Ltd., Class A	322

	Total Consumer Durables & Apparel	223,020

	Consumer Services—0.4%
1,959	Alsea SAB de CV2	3,852
100	China International Travel Service Corp Ltd, Class A	1,291
5,700	Genting Bhd	9,338
5,856	Genting Malaysia Bhd	4,591
76	Huazhu Group Ltd.[4]	2,755
997	Jollibee Foods Corp.	5,484
87	Kangwon Land, Inc.	2,279
1,200	Kroton Educacional SA	3,435
3,500	Minor International PCL	4,679
56	New Oriental Education & Technology Group, Inc.[2,4]	5,409
327	OPAP SA	3,668
21	Saudi Airlines Catering Co.	478
900	Shenzhen Overseas Chinese Town Co. Ltd., Class A	911
70	TAL Education Group[2,4]	2,667
351	Yum China Holdings, Inc.	16,216

	Total Consumer Services	67,053

	Diversified Financials—1.1%
100	Anxin Trust Co. Ltd., Class A2	74
500	Avic Capital Co. Ltd., Class A	395
300	B3 SA—Brasil Bolsa Balcao	2,932
90	Bajaj Finance Ltd.	4,800
200	Banco BTG Pactual SA	2,655
100	Caitong Securities Co. Ltd., Class A	160
745	Chailease Holding Co. Ltd.	3,082
200	Changjiang Securities Co. Ltd., Class A	227
29,150	China Cinda Asset Management Co. Ltd., Class H	6,716
448	China Everbright Ltd.	662
2,500	China Galaxy Securities Co. Ltd., Class H	1,482
86,404	China Huarong Asset Management Co. Ltd., Class H1	15,041
800	China International Capital Corp. Ltd., Class H1	1,614
200	China Merchants Securities Co. Ltd., Class A	498
400	CITIC Securities Co. Ltd., Class A	1,387
1,334	CITIC Securities Co. Ltd., Class H2	2,780
100	Dongxing Securities Co. Ltd., Class A	173
200	Everbright Securities Co. Ltd., Class A	333
6,063	Far East Horizon Ltd.	6,201
100	First Capital Securities Co. Ltd., Class A	92
3,527	FirstRand Ltd.	17,146
300	Founder Securities Co. Ltd., Class A	311
200	GF Securities Co. Ltd., Class A	400
896	GF Securities Co. Ltd., Class H	1,065
788	Grupo de Inversiones Suramericana SA	8,379
442	GT Capital Holdings, Inc.	8,109
200	Guosen Securities Co. Ltd., Class A	383
300	Guotai Junan Securities Co. Ltd., Class A2	801
600	Guotai Junan Securities Co. Ltd., Class H1,2	1,069
100	Guoyuan Securities Co. Ltd., Class A	133

Shares		Value
	Common Stocks (continued)
	Diversified Financials (continued)
3,972	Haci Omer Sabanci Holding AS	$5,899
400	Haitong Securities Co. Ltd., Class A	826
2,499	Haitong Securities Co. Ltd., Class H	2,802
100	Huaan Securities Co. Ltd., Class A	95
200	Huatai Securities Co. Ltd., Class A	650
800	Huatai Securities Co. Ltd., Class H1	1,376
100	Huaxi Securities Co., Ltd., Class A	153
400	Industrial Securities Co. Ltd., Class A	393
494	Investec Ltd.	3,218
67	Korea Investment Holdings Co. Ltd.	4,683
414	Mahindra & Mahindra Financial Services Ltd.	2,329
671	Meritz Securities Co. Ltd.	3,115
34,916	Metro Pacific Investments Corp.	3,271
1,135	Mirae Asset Daewoo Co. Ltd.	8,041
830	Moscow Exchange MICEX-RTS PJSC	1,186
400	Muangthai Capital PCL	737
227	NH Investment & Securities Co. Ltd.	2,851
13	Noah Holdings Ltd.[2,4]	553
200	Orient Securities Co. Ltd., Class A	311
170	PSG Group Ltd.	2,881
3,266	REC Ltd.	7,797
22	Reinet Investments SCA	354
404	Remgro Ltd.	5,383
180	Samsung Card Co. Ltd.	5,955
76	Samsung Securities Co. Ltd.	2,574
200	SDIC Capital Co., Ltd., Class A	408
100	Shanxi Securities Co. Ltd., Class A2	118
900	Shenwan Hongyuan Group Co. Ltd., Class A	656
263	Shriram Transport Finance Co. Ltd.	4,117
100	Sinolink Securities Co. Ltd., Class A	142
100	SooChow Securities Co. Ltd., Class A2	149
100	Western Securities Co. Ltd., Class A2	147
13,345	Yuanta Financial Holding Co. Ltd.	8,013

	Total Diversified Financials	170,283

	Energy—17.2%
78,784	Adaro Energy Tbk PT	7,584
13,474	Banpu PCL	6,590
13,353	Bharat Petroleum Corp. Ltd.	75,917
14,575	Bukit Asam Tbk PT	3,054
20,198	China Coal Energy Co. Ltd., Class H2	8,402
2,000	China Oilfield Services Ltd., Class H	1,979
70,055	China Petroleum & Chemical Corp., Class A	55,793
199,246	China Petroleum & Chemical Corp., Class H	135,424
2,100	China Shenhua Energy Co. Ltd., Class A	6,231
5,466	China Shenhua Energy Co. Ltd., Class H	11,446
33,407	CNOOC Ltd.	57,129
7,157	Coal India Ltd.	26,315
400	Cosan SA	4,817
1,548	Dialog Group Bhd	1,221
39,206	Ecopetrol SA	35,697
3,591	Empresas COPEC SA	39,266
280	Exxaro Resources Ltd.	3,415
12,168	Formosa Petrochemical Corp.	43,290
71,420	Gazprom PJSC	263,634
647	Grupa Lotos SA	14,695
619	GS Holdings Corp.	27,448
600	Guanghui Energy Co., Ltd., Class A	311
16,621	Hindustan Petroleum Corp. Ltd.	69,841

The accompanying notes are an integral part of these financial statements.

64

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Energy (continued)
58,146	Indian Oil Corp. Ltd.	$131,324
3,500	Inner Mongolia Yitai Coal Co. Ltd., Class B	3,794
99,307	IRPC PCL	16,191
2,880	LUKOIL PJSC	242,226
2,820	MOL Hungarian Oil & Gas PLC	31,360
836	Motor Oil Hellas Corinth Refineries SA	21,421
122	Novatek PJSC	25,864
400	Offshore Oil Engineering Co. Ltd., Class A	326
3,200	Oil & Gas Development Co. Ltd.	2,634
38,058	Oil & Natural Gas Corp. Ltd.	92,488
51,281	PetroChina Co. Ltd., Class A	51,368
120,199	PetroChina Co. Ltd., Class H	66,311
12,634	Petroleo Brasileiro SA	98,958
2,108	Petronas Dagangan Bhd	12,957
3,037	Petronet LNG Ltd.	10,784
2,107	Polski Koncern Naftowy ORLEN SA	50,839
12,209	Polskie Gornictwo Naftowe i Gazownictwo SA	17,384
2,327	PTT Exploration & Production PCL	10,244
85,368	PTT PCL	135,704
1,880	Qatar Fuel QSC	11,080
1,847	Rabigh Refining & Petrochemical Co.[2]	10,175
7,827	Reliance Industries Ltd.[2]	142,088
33,140	Rosneft Oil Co PJSC	217,781
1,100	Shaanxi Coal Industry Co. Ltd., Class A	1,480
500	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	578
800	Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	706
608	SK Innovation Co. Ltd.	83,724
535	S-Oil Corp.	38,782
80,700	Surgutneftegas PJSC	33,700
2,340	Tatneft PJSC	28,748
10,534	Thai Oil PCL	22,842
40	Transportadora de Gas del Sur SA4	578
1,294	Tupras Turkiye Petrol Rafinerileri AS	25,728
8,148	Ultrapar Participacoes SA	42,731
6,006	United Tractors Tbk PT	11,989
700	Yanzhou Coal Mining Co. Ltd., Class A	1,108
6,438	Yanzhou Coal Mining Co. Ltd., Class H	6,016
921	YPF SA4	16,771

	Total Energy	2,618,281

	Food & Staples Retailing—2.7%
4,872	Atacadao SA	27,966
263	Avenue Supermarts Ltd.[1,2]	5,326
5,587	Berli Jucker PCL	9,200
51	BGF retail Co. Ltd.	9,320
752	Bid Corp. Ltd.	16,371
799	BIM Birlesik Magazalar AS	11,003
13,591	Cencosud SA	26,623
262	Clicks Group Ltd.	3,814
11,583	CP ALL PCL	32,482
90	Dino Polska SA1,2	3,159
208	E-MART, Inc.	25,220
435	GS Retail Co. Ltd.	14,806
2,465	Magnit PJSC	35,927
2,118	Pick n Pay Stores Ltd.	10,364
1,200	President Chain Store Corp.	11,610
375	Raia Drogasil SA	7,446

Shares		Value
	Common Stocks (continued)
	Food & Staples Retailing (continued)
1,527	Shoprite Holdings Ltd.	$17,073
877	SPAR Group Ltd. (The)	11,619
28,181	Sun Art Retail Group Ltd.	26,693
19,742	Wal-Mart de Mexico SAB de CV	53,847
1,323	X5 Retail Group NV	45,673
1,200	Yonghui Superstores Co. Ltd., Class A	1,784

	Total Food & Staples Retailing	407,326

	Food, Beverage & Tobacco—3.4%
214	Almarai Co. JSC	3,007
5,397	Ambev SA	25,192
1,862	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,403
2,516	Arca Continental SAB de CV	13,600
500	Beijing Dabeinong Technology Group Co. Ltd., Class A	385
1,641	BRF SA2	12,639
68	Britannia Industries Ltd.	2,703
100	British American Tobacco Malaysia Bhd	697
37,222	Charoen Pokphand Foods PCL	34,288
22,031	Charoen Pokphand Indonesia Tbk PT	7,376
81,793	China Agri-Industries Holdings Ltd.	26,278
4,534	China Mengniu Dairy Co. Ltd.[2]	17,556
1,786	China Resources Beer Holdings Co. Ltd.	8,481
344	Cia Cervecerias Unidas SA	4,839
109	CJ CheilJedang Corp.	28,037
609	Coca-Cola Femsa SAB de CV	3,776
7,597	Dali Foods Group Co. Ltd.[1]	5,047
1,480	Eastern Co. SAE	1,369
2,618	Fomento Economico Mexicano SAB de CV	25,341
237	Fraser & Neave Holdings Bhd	1,982
300	Genting Plantations Bhd	726
671	Gruma SAB de CV, Class B	6,292
12,208	Grupo Bimbo SAB de CV, Series A	25,437
763	Gudang Garam Tbk PT	4,152
28,052	Hanjaya Mandala Sampoerna Tbk PT	6,235
300	Henan Shuanghui Investment & Development Co. Ltd., Class A	1,087
7,200	Indofood CBP Sukses Makmur Tbk PT	5,173
21,300	Indofood Sukses Makmur Tbk PT	10,592
500	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	2,432
2,800	IOI Corp. Bhd	2,880
2,773	ITC Ltd.	11,001
14,526	JBS SA	80,425
87	KT&G Corp.	7,422
1,273	Kuala Lumpur Kepong Bhd	7,566
313	M Dias Branco SA	3,182
19	Nestle India Ltd.	3,279
100	Nestle Malaysia Bhd	3,608
700	New Hope Liuhe Co. Ltd., Class A	1,770
39	Orion Corp./Republic of Korea	3,124
6	Ottogi Corp.	3,559
400	PPB Group Bhd	1,810
900	QL Resources Bhd	1,490
596	Savola Group (The)[2]	5,197
5,500	Sime Darby Plantation Bhd	6,548
1,000	Standard Foods Corp.	1,954
13,200	Thai Union Group PCL	7,877
193	Tiger Brands Ltd.	3,062

The accompanying notes are an integral part of these financial statements.

65

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Food, Beverage & Tobacco (continued)
9,674	Tingyi Cayman Islands Holding Corp.	$16,147
300	Tongwei Co. Ltd., Class A	614
474	Tsingtao Brewery Co. Ltd., Class H	3,018
5,200	Uni-President China Holdings Ltd.	5,791
9,728	Uni-President Enterprises Corp.	25,902
314	United Spirits Ltd.[2]	2,661
1,470	Universal Robina Corp.	4,763
6,694	Want Want China Holdings Ltd.	5,441
300	Wens Foodstuffs Group Co. Ltd., Class A	1,566
100	Wuliangye Yibin Co. Ltd., Class A	1,717

	Total Food, Beverage & Tobacco	514,496

	Health Care Equipment & Services—0.5%
5,446	Bangkok Dusit Medical Services PCL	4,617
200	Bumrungrad Hospital PCL	1,102
19	Celltrion Healthcare Co. Ltd.[2]	930
1,000	Hartalega Holdings Bhd	1,268
120	Huadong Medicine Co. Ltd., Class A	453
3,700	IHH Healthcare Bhd	5,193
1,000	Jointown Pharmaceutical Group Co. Ltd., Class A	1,800
1,654	Life Healthcare Group Holdings Ltd.	2,632
100	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A2	181
1,863	Netcare Ltd.	2,375
300	Notre Dame Intermedica Participacoes SA	3,156
2,512	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,276
1,000	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,643
6,733	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	13,238
8,456	Sinopharm Group Co. Ltd., Class H	29,765
1,700	Top Glove Corp. Bhd	2,020

	Total Health Care Equipment & Services	73,649

	Household & Personal Products—0.4%
40	Amorepacific Corp.	5,699
164	AMOREPACIFIC Group	8,849
410	Dabur India Ltd.	2,379
287	Godrej Consumer Products Ltd.	2,757
645	Hengan International Group Co. Ltd.	4,743
401	Hindustan Unilever Ltd.	10,385
1,096	Kimberly-Clark de Mexico SAB de CV, Class A2	2,036
8	LG Household & Health Care Ltd.	9,097
349	Marico Ltd.	1,873
400	Natura Cosmeticos SA	5,896
1,800	Unilever Indonesia Tbk PT	5,733

	Total Household & Personal Products	59,447

	Insurance—3.8%
33	Bajaj Finserv Ltd.	4,075
300	BB Seguridade Participacoes SA	2,535
79	Bupa Arabia For Cooperative Insurance Co.[2]	2,029
9,673	Cathay Financial Holding Co. Ltd.[2]	13,392
2,700	China Life Insurance Co. Ltd., Class A	11,133
14,274	China Life Insurance Co. Ltd., Class H	35,153
22,673	China Life Insurance Co. Ltd./Taiwan	18,140

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
1,100	China Pacific Insurance Group Co. Ltd., Class A	$5,847
6,311	China Pacific Insurance Group Co. Ltd., Class H	24,678
24,000	China Reinsurance Group Corp., Class H	4,270
16,142	China Taiping Insurance Holdings Co. Ltd.[2]	43,183
91	Co. for Cooperative Insurance (The)[2]	1,699
461	DB Insurance Co. Ltd.	23,676
412	Discovery Ltd.	4,357
22,574	Fubon Financial Holding Co. Ltd.[2]	33,324
9,540	Hanwha Life Insurance Co. Ltd.	27,059
1,300	Hubei Biocause Pharmaceutical Co. Ltd., Class A	1,228
886	Hyundai Marine & Fire Insurance Co. Ltd.	21,831
112	ICICI Lombard General Insurance Co. Ltd.[1]	1,805
140	IRB Brasil Resseguros SA	3,598
694	Liberty Holdings Ltd.	5,200
3,534	MMI Holdings Ltd.	4,754
300	New China Life Insurance Co. Ltd., Class A	2,404
2,179	New China Life Insurance Co. Ltd., Class H	10,599
3,028	Old Mutual Ltd.	4,552
204	Orange Life Insurance Ltd.[1]	5,592
61,425	People’s Insurance Co. Group of China Ltd. (The), Class H	23,980
27,485	PICC Property & Casualty Co. Ltd., Class H	29,657
900	Ping An Insurance Group Co of China Ltd., Class A	11,611
6,290	Ping An Insurance Group Co. of China Ltd., Class H	75,520
570	Porto Seguro SA	7,686
976	Powszechny Zaklad Ubezpieczen SA	11,427
563	Qatar Insurance Co. SAQ	5,421
721	Rand Merchant Investment Holdings Ltd.	1,737
135	Samsung Fire & Marine Insurance Co. Ltd.	31,334
408	Samsung Life Insurance Co. Ltd.	29,540
625	Sanlam Ltd.	3,464
64,000	Shin Kong Financial Holding Co. Ltd.	19,431
816	Sul America SA	7,988
200	ZhongAn Online P&C Insurance Co. Ltd., Class H1,2,3	549

	Total Insurance	575,458

	Materials—8.5%
42	Advanced Petrochemical Co.	672
5,780	Alrosa PJSC	7,884
5,500	Aluminum Corp of China Ltd., Class A2	3,139
32,126	Aluminum Corp. of China Ltd., Class H2	11,391
2,131	Ambuja Cements Ltd.	6,571
4,030	Angang Steel Co. Ltd., Class A	2,224
7,800	Angang Steel Co. Ltd., Class H	3,554
181	Anglo American Platinum Ltd.	10,743
553	AngloGold Ashanti Ltd.	9,961
400	Anhui Conch Cement Co. Ltd., Class A	2,417
1,259	Anhui Conch Cement Co. Ltd., Class H	7,888
3,110	Asia Cement Corp.	4,761
240	Asian Paints Ltd.	4,722
6,900	Baoshan Iron & Steel Co. Ltd., Class A	6,530
21,400	Barito Pacific Tbk PT	4,862
2,800	BBMG Corp., Class A	1,533

The accompanying notes are an integral part of these financial statements.

66

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials (continued)
13,116	BBMG Corp., Class H	$4,214
2,041	Cementos Argos SA	4,773
58,298	Cemex SAB de CV	24,549
32,997	China Hongqiao Group Ltd.	23,272
900	China Molybdenum Co. Ltd., Class A	519
3,000	China Molybdenum Co. Ltd., Class H3	948
31,323	China National Building Material Co. Ltd., Class H	27,464
200	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	374
17,198	China Oriental Group Co. Ltd.	10,060
9,597	China Resources Cement Holdings Ltd.	9,299
30,354	China Steel Corp.	24,383
13,437	China Zhongwang Holdings Ltd.	6,777
134	Cia de Minas Buenaventura SAA[4]	2,234
2,738	Cia Siderurgica Nacional SA	11,937
3,515	Empresas CMPC SA	9,629
6,243	Eregli Demir ve Celik Fabrikalari TAS	8,495
6,758	Formosa Chemicals & Fibre Corp.	22,411
3,800	Formosa Plastics Corp.	14,009
1,121	Gold Fields Ltd.	6,101
1,420	Grasim Industries Ltd.	18,804
1,145	Grupo Argos SA	6,177
7,011	Grupo Mexico SAB de CV, Series B	18,601
760	Hanwha Chemical Corp.	14,941
840	Hengli Petrochemical Co. Ltd., Class A	1,487
1,000	Hengyi Petrochemical Co. Ltd., Class A	1,989
6,700	Hesteel Co. Ltd., Class A2	2,917
10,318	Hindalco Industries Ltd.	30,949
885	Hyundai Steel Co.	32,038
14,745	Indah Kiat Pulp & Paper Corp. Tbk PT	9,785
1,400	Indocement Tunggal Prakarsa Tbk PT	1,982
12,826	Indorama Ventures PCL	19,657
683	Industrias Penoles SAB de CV	8,827
6,800	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,673
400	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	192
348	Jastrzebska Spolka Weglowa SA2	4,405
1,600	Jiangxi Copper Co. Ltd., Class A	3,667
18,121	Jiangxi Copper Co. Ltd., Class H	24,123
200	Jinduicheng Molybdenum Co. Ltd., Class A	195
5,180	JSW Steel Ltd.	20,757
349	KGHM Polska Miedz SA2	9,686
900	Klabin SA	3,839
31	Korea Zinc Co. Ltd.	12,780
190	Kumba Iron Ore Ltd.	6,729
134	Kumho Petrochemical Co. Ltd.	11,304
11,000	Lee & Man Paper Manufacturing Ltd.	7,702
136	LG Chem Ltd.	41,755
112	Lotte Chemical Corp.	24,492
3,300	Maanshan Iron & Steel Co. Ltd., Class A	1,638
9,999	Maanshan Iron & Steel Co. Ltd., Class H	3,968
20,700	Magnitogorsk Iron & Steel Works PJSC	14,763
5,730	Mexichem SAB de CV	12,017
94	MMC Norilsk Nickel PJSC	21,323
18,141	MMG Ltd.[2]	6,339
154	Mondi Ltd.	3,462

Shares		Value
	Common Stocks (continued)
	Materials (continued)
7,400	Nan Ya Plastics Corp.	$18,727
610	National Industrialization Co.[2]	2,755
16,016	Nine Dragons Paper Holdings Ltd.[2]	14,207
8,320	Novolipetsk Steel PJSC	21,065
63	OCI Co. Ltd.	5,091
4,688	Pabrik Kertas Tjiwi Kimia Tbk PT	4,173
3,885	Petronas Chemicals Group Bhd	7,897
497	PhosAgro PJSC	6,521
101	Pidilite Industries Ltd.	1,777
271	Polymetal International PLC	3,449
66	Polyus PJSC	6,098
532	POSCO	112,652
47	POSCO Chemical Co., Ltd.	2,182
3,800	Press Metal Aluminium Holdings Bhd	4,046
14,000	PTT Global Chemical PCL	29,217
1,400	Rongsheng Petro Chemical Co. Ltd., Class A	2,458
2,364	Sappi Ltd.	9,202
779	Sasol Ltd.	19,347
44	Saudi Arabian Fertilizer Co.	995
234	Saudi Arabian Mining Co.[2]	3,032
1,296	Saudi Basic Industries Corp.	39,465
14	Saudi Cement Co.	262
297	Saudi Industrial Investment Group	1,951
881	Saudi Kayan Petrochemical Co.[2]	2,871
5,134	Semen Indonesia Persero Tbk PT	4,206
990	Severstal PJSC	16,757
300	Shandong Gold Mining Co. Ltd., Class A2	1,798
800	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	546
10	Shree Cement Ltd.	3,161
1,800	Siam Cement PCL (The)	27,704
2,300	Sinopec Shanghai Petrochemical Co. Ltd., Class A	1,728
17,323	Sinopec Shanghai Petrochemical Co. Ltd., Class H	6,874
361	Southern Copper Corp.	14,025
806	Suzano SA	6,908
5,186	Taiwan Cement Corp.	7,689
5,467	Tata Steel Ltd.	39,949
144	Titan Cement Co. SA	2,814
6,200	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,221
500	Transfar Zhilian Co. Ltd., Class A	548
134	UltraTech Cement Ltd.	8,844
345	UPL Ltd.	4,685
5,219	Vale SA	70,564
10,432	Vedanta Ltd.	26,349
103	Yanbu National Petrochemical Co.	1,730
500	Zhaojin Mining Industry Co. Ltd., Class H	560
130	Zhejiang Huayou Cobalt Co. Ltd., Class A	403
200	Zhejiang Longsheng Group Co. Ltd., Class A	459
700	Zhongjin Gold Corp Ltd., Class A	1,047
4,300	Zijin Mining Group Co. Ltd., Class A2	2,360
18,457	Zijin Mining Group Co. Ltd., Class H	7,489

	Total Materials	1,286,121

	Media & Entertainment—1.2%
44	58.Com, Inc.[2,4]	2,736
16	Autohome, Inc.[2,3,4]	1,370

The accompanying notes are an integral part of these financial statements.

67

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
137	Baidu, Inc.[2,4]	$16,078
3	CD Projekt SA	173
272	Cheil Worldwide, Inc.	6,926
100	China Film Co. Ltd., Class A	228
200	China Literature Ltd.[1,2]	942
100	China South Publishing & Media Group Co. Ltd., Class A	184
200	Chinese Universe Publishing and Media Group Co. Ltd., Class A	366
200	CITIC Guoan Information Industry Co. Ltd., Class A	117
782	Cyfrowy Polsat SA	6,241
4,362	Grupo Televisa SAB, Series CPO	7,368
137	iQIYI, Inc.[2,3,4]	2,829
34	Kakao Corp.	3,872
126	Megacable Holdings SAB de CV	535
87	Momo, Inc.[4]	3,115
660	MultiChoice Group Ltd.[2]	6,270
94	NAVER Corp.	9,281
6	NCSoft Corp.	2,479
59	NetEase Inc.[4]	15,090
31	Netmarble Corp.[1,2]	3,034
4	Pearl Abyss Corp.[2]	735
100	Perfect World Co. Ltd., Class A	376
200	Shanghai Oriental Pearl Group Co. Ltd., Class A	307
65	SINA Corp.[2]	2,803
5,900	Surya Citra Media Tbk PT	672
1,734	Tencent Holdings Ltd.	78,260
346	Tencent Music Entertainment Group[2,3,4]	5,187
26	Weibo Corp.[2,3,4]	1,132
100	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	197
43	YY, Inc.[2,4]	2,997
373	Zee Entertainment Enterprises Ltd.	1,830

	Total Media & Entertainment	183,730

	Pharmaceuticals, Biotechnology & Life Sciences—0.7%
838	3SBio, Inc.[1,2,3]	1,439
710	Aspen Pharmacare Holdings Ltd.	5,058
421	Aurobindo Pharma Ltd.	3,708
100	Beijing Tongrentang Co. Ltd., Class A	422
5	Celltrion Pharm, Inc.[2]	208
9	Celltrion, Inc.[2]	1,602
2,000	China Medical System Holdings Ltd.	1,833
32,097	China Resources Pharmaceutical Group Ltd.[1]	36,195
100	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A2	427
5,200	China Traditional Chinese Medicine Holdings Co. Ltd.	2,529
496	Cipla Ltd.	3,977
1,824	CSPC Pharmaceutical Group Ltd.	2,942
51	Divi’s Laboratories Ltd.	1,180
94	Dr Reddy’s Laboratories Ltd.	3,473
282	Glenmark Pharmaceuticals Ltd.	1,811
100	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	597
5	Hanmi Pharm Co. Ltd.	1,749
19	Hanmi Science Co. Ltd.	1,122

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
14	Hutchison China MediTech Ltd.[2,4]	$308
240	Hypera SA	1,878
28,891	Kalbe Farma Tbk PT	2,986
355	Lupin Ltd.	3,882
1,500	Luye Pharma Group Ltd.[1]	1,087
1	Medy-Tox, Inc.	390
104	Piramal Enterprises Ltd.	2,933
155	Richter Gedeon Nyrt	2,863
3	Samsung Biologics Co. Ltd.[1,2]	831
100	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	375
100	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	368
500	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	1,514
100	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	433
3,000	Sihuan Pharmaceutical Holdings Group Ltd.	676
5,341	Sino Biopharmaceutical Ltd.	5,462
2,000	SSY Group Ltd.	1,807
1,187	Sun Pharmaceutical Industries Ltd.	6,895
200	Tasly Pharmaceutical Group Co. Ltd., Class A	482
13	Yuhan Corp.	2,753
100	Yunnan Baiyao Group Co. Ltd., Class A	1,215

	Total Pharmaceuticals, Biotechnology & Life Sciences	109,410

	Real Estate—3.9%
11,581	Agile Group Holdings Ltd.	15,506
6,586	Aldar Properties PJSC	3,389
5,978	Ayala Land, Inc.	5,927
104	Barwa Real Estate Co.	977
200	BR Malls Participacoes SA	748
9,900	Bumi Serpong Damai Tbk PT2	1,076
800	Central Pattana PCL	1,956
7,000	China Aoyuan Group Ltd.	9,838
37,783	China Evergrande Group[3]	105,913
400	China Fortune Land Development Co. Ltd., Class A2	1,897
16,682	China Jinmao Holdings Group Ltd.	10,143
700	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A2	2,130
10,189	China Overseas Land & Investment Ltd.	37,561
7,535	China Resources Land Ltd.	33,178
1,700	China Vanke Co. Ltd., Class A	6,883
2,430	China Vanke Co. Ltd., Class H	9,113
16,000	CIFI Holdings Group Co. Ltd.	10,547
64,144	Country Garden Holdings Co. Ltd.	97,540
584	Dar Al Arkan Real Estate Development Co.[2]	1,828
7,459	Emaar Development PJSC	8,143
95	Emaar Economic City[2]	252
4,321	Emaar Malls PJSC	2,388
10,298	Emaar Properties PJSC	12,392
1,200	Fibra Uno Administracion SA de CV	1,588
500	Financial Street Holdings Co. Ltd., Class A	571
175	Fortress REIT Ltd., Class A	266
12,146	Future Land Development Holdings Ltd.	15,982
700	Gemdale Corp., Class A	1,216
8,400	Greendland Holdings Corp. Ltd., Class A	8,353

The accompanying notes are an integral part of these financial statements.

68

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
797	Growthpoint Properties Ltd.	$1,372
3,374	Guangzhou R&F Properties Co. Ltd., Class H	6,487
2,000	Highwealth Construction Corp.	3,184
1,100	Jinke Properties Group Co. Ltd., Class A	966
22,797	Kaisa Group Holdings Ltd.[2]	11,264
2,000	KWG Group Holdings Ltd.[2]	2,030
5,694	Land & Houses PCL	2,061
7,602	Logan Property Holdings Co. Ltd.	12,299
8,471	Longfor Group Holdings Ltd	31,932
19,100	Megaworld Corp.[2]	2,274
100	Multiplan Empreendimentos Imobiliarios SA	724
114	NEPI Rockcastle PLC	1,046
300	Oceanwide Holdings Co. Ltd., Class A	244
19,800	Pakuwon Jati Tbk PT	1,023
2,500	Poly Developments and Holdings Group Co. Ltd., Class A	4,644
1,597	Redefine Properties Ltd.	1,024
1,000	RiseSun Real Estate Development Co. Ltd., Class A	1,367
2,080	Robinsons Land Corp.	1,070
1,000	Ruentex Development Co. Ltd.	1,429
200	Seazen Holdings Co. Ltd., Class A	1,159
720	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	871
10,000	Shenzhen Investment Ltd.	3,686
7,535	Shimao Property Holdings Ltd.	22,955
28,596	Shui On Land Ltd.	6,625
4,400	Sime Darby Property Bhd	1,097
25,705	Sino-Ocean Group Holding Ltd.	10,924
4,800	SM Prime Holdings, Inc.	3,476
1,500	SOHO China Ltd.	530
3,000	SP Setia Bhd Group	1,568
6,974	Sunac China Holdings Ltd.	34,279
700	Xinhu Zhongbao Co. Ltd., Class A	320
37,194	Yuexiu Property Co. Ltd.	8,427
12,998	Yuzhou Properties Co. Ltd.	6,106
200	Zhejiang China Commodities City Group Co. Ltd., Class A	120

	Total Real Estate	595,884

	Retailing—3.2%
505	Alibaba Group Holding Ltd.[2,4]	85,572
360	B2W Cia Digital[2]	3,073
25	Baozun, Inc.[2,3,4]	1,247
6,600	China Grand Automotive Services Group Co. Ltd., Class A2	4,286
36	CJ ENM Co. Ltd.	5,519
209	Ctrip.Com International Ltd.[2,4]	7,714
300	El Puerto de Liverpool SAB de CV, Series C1	1,669
308	Foschini Group Ltd. (The)	3,938
167,701	GOME Retail Holdings Ltd.[2]	18,031
4,000	HengTen Networks Group Ltd.[2]	95
6,900	Home Product Center PCL	3,937
700	Hotai Motor Co. Ltd.	11,449
90	Hotel Shilla Co. Ltd.	7,561
40	Hyundai Department Store Co. Ltd.	2,865
36	Jarir Marketing Co.	1,586
3,272	JD.com, Inc.[2,4]	99,109
91	JUMBO SA	1,762

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
200	Liaoning Cheng Da Co. Ltd., Class A	$423
362	Lojas Renner SA	4,454
192	Lotte Shopping Co. Ltd.	26,689
140	Magazine Luiza SA	7,712
1,860	Meituan Dianping, Class B2	16,309
180	Mr Price Group Ltd.	2,534
45	Naspers Ltd., Class N	10,912
7,880	Petrobras Distribuidora SA	51,400
92	Pinduoduo, Inc.[2,4]	1,898
900	Robinson PCL	1,651
3,569	S.A.C.I. Falabella	23,260
31	Shinsegae, Inc.	8,081
3,800	Suning.com Co. Ltd., Class A	6,352
442	Truworths International Ltd.	2,194
2,267	Vipshop Holdings Ltd.[2,4]	19,564
2,803	Woolworths Holdings Ltd.	9,716
10,670	Zhongsheng Group Holdings Ltd.	29,705

	Total Retailing	482,267

	Semiconductors & Semiconductor Equipment—1.3%
9,587	ASE Technology Holding Co. Ltd.[2]	18,983
384	Globalwafers Co. Ltd.	3,888
1,000	Hua Hong Semiconductor Ltd.[1]	1,935
200	LONGi Green Energy Technology Co. Ltd., Class A	673
1,196	MediaTek, Inc.	12,091
2,380	Nanya Technology Corp.[2]	4,943
499	Novatek Microelectronics Corp.	2,779
265	Phison Electronics Corp.	2,415
1,579	Powertech Technology, Inc.	3,864
384	Realtek Semiconductor Corp.	2,825
100	Sanan Optoelectronics Co. Ltd., Class A2	164
5,446	Semiconductor Manufacturing International Corp.[2]	6,065
1,049	SK Hynix, Inc.	63,141
7,286	Taiwan Semiconductor Manufacturing Co. Ltd.	56,065
21,598	United Microelectronics Corp.	9,701
1,000	Vanguard International Semiconductor Corp.	2,099
173	Win Semiconductors Corp.	1,108
6,000	Winbond Electronics Corp.	2,936
2,000	Xinyi Solar Holdings Ltd.	986

	Total Semiconductors & Semiconductor Equipment	196,661

	Software & Services—0.8%
100	360 Security Technology, Inc., Class A2	311
200	Aisino Corp, Class A	671
2,930	Cielo SA	5,137
200	DHC Software Co. Ltd., Class A	204
21	GDS Holdings Ltd.[2,3,4]	789
8	Globant SA2	808
946	HCL Technologies Ltd.	14,591
2,001	Infosys Ltd.	21,220
1,000	Kingdee International Software Group Co. Ltd.	1,082
597	Kingsoft Corp. Ltd.[2]	1,291
87	Samsung SDS Co. Ltd.	16,200
130	Shanghai 2345 Network Holding Group Co. Ltd., Class A	74

The accompanying notes are an integral part of these financial statements.

69

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
1,146	Tata Consultancy Services Ltd.	$36,976
757	Tech Mahindra Ltd.	7,749
100	Wangsu Science & Technology Co. Ltd., Class A	157
3,556	Wipro Ltd.	14,450
100	Yonyou Network Technology Co. Ltd., Class A	391

	Total Software & Services	122,101

	Technology Hardware & Equipment—9.6%
830	AAC Technologies Holdings, Inc.	4,712
23,520	Acer, Inc.[2]	14,577
340	Advantech Co. Ltd.	2,890
2,894	Asustek Computer, Inc.	20,778
55,252	AU Optronics Corp.	16,544
5,000	BOE Technology Group Co. Ltd., Class A	2,504
6,239	BYD Electronic International Co. Ltd.	8,912
732	Catcher Technology Co. Ltd.	5,244
2,000	Chicony Electronics Co. Ltd.	4,920
3,000	China Railway Signal & Communication Corp. Ltd., Class H1	2,181
91,930	Compal Electronics, Inc.	60,232
2,600	Delta Electronics, Inc.	13,184
400	Focus Media Information Technology Co. Ltd., Class A2	308
5,400	Foxconn Industrial Internet Co., Ltd., Class A	9,474
3,600	Foxconn Technology Co. Ltd.	7,314
500	GoerTek, Inc., Class A	647
100	Guangzhou Haige Communications Group, Inc. Co., Class A	139
300	Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,205
300	Hengtong Optic-electric Co. Ltd., Class A	732
122,009	Hon Hai Precision Industry Co. Ltd.	304,045
61,313	Innolux Corp.	14,470
37,610	Inventec Corp.	29,909
3,412	Kingboard Holdings Ltd.	9,499
4,600	Kingboard Laminates Holdings Ltd.	4,216
20	Largan Precision Co. Ltd.	2,482
20,578	Legend Holdings Corp., Class H1	48,413
103,952	Lenovo Group Ltd.	80,500
600	Lens Technology Co. Ltd., Class A	609
2,490	LG Display Co. Ltd.[2]	38,493
132	LG Innotek Co. Ltd.	12,461
8,433	Lite-On Technology Corp.	12,354
300	Luxshare Precision Industry Co. Ltd., Class A	1,083
2,000	Meitu, Inc.[1,2,3]	645
2,784	Micro-Star International Co. Ltd.	7,888
100	Ninestar Corp., Class A	329
900	OFILM Group Co. Ltd., Class A	1,027
46,864	Pegatron Corp.	81,025
31,210	Quanta Computer, Inc.	60,693
153	Samsung Electro-Mechanics Co. Ltd.	12,959
9,120	Samsung Electronics Co. Ltd.	371,229
80	Samsung SDI Co. Ltd.	16,386
588	Sunny Optical Technology Group Co. Ltd.	6,074
200	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	424
18,599	Synnex Technology International Corp.	23,354

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
400	Tianma Microelectronics Co. Ltd., Class A	$783
500	Tunghsu Optoelectronic Technology Co. Ltd., Class A	374
300	Unisplendour Corp Ltd., Class A	1,190
502	Walsin Technology Corp.	2,651
68,660	Wistron Corp.	53,496
24,644	WPG Holdings Ltd.	32,016
25,159	Xiaomi Corp., Class B1,2	32,204
555	Yageo Corp.	4,717
300	Zhejiang Dahua Technology Co. Ltd., Class A	634
2,175	Zhen Ding Technology Holding Ltd.	6,961
400	ZTE Corp., Class A2	1,895
1,561	ZTE Corp., Class H2	4,506

	Total Technology Hardware & Equipment	1,458,491

	Telecommunication Services—4.6%
1,563	Advanced Info Service PCL	11,111
89,532	America Movil SAB de CV, Series L	65,104
9,565	Axiata Group Bhd	11,527
5,162	Bharti Airtel Ltd.	25,923
448	Bharti Infratel Ltd.	1,733
20,868	China Mobile Ltd.	190,049
32,821	China Telecom Corp. Ltd., Class H	16,510
19,998	China Tower Corp. Ltd., Class H1	5,247
69,070	China Unicom Hong Kong Ltd.	75,767
8,700	China United Network Communications Ltd., Class A	7,803
3,000	Chunghwa Telecom Co. Ltd.	10,915
2,500	DiGi.Com Bhd	3,055
5,907	Emirates Telecommunications Group Co. PJSC	26,824
502	Empresa Nacional de Telecomunicaciones SA2	5,102
493	Etihad Etisalat Co.[2]	3,158
2,000	Far EasTone Telecommunications Co. Ltd.	5,042
137	Globe Telecom, Inc.	6,048
601	Hellenic Telecommunications Organization SA2	8,897
300	Intouch Holdings PCL	614
1,400	LG Uplus Corp.	17,581
3,100	Maxis Bhd	4,178
1,845	Mobile TeleSystems PJSC[4]	17,177
2,433	MTN Group Ltd.	18,418
844	Ooredoo Q.P.S.C.	15,161
4,224	Orange Polska SA2	7,572
239	PLDT, Inc.	6,018
429	Saudi Telecom Co.	11,920
131	SK Telecom Co. Ltd.	29,385
2,000	Taiwan Mobile Co. Ltd.	7,888
126	Telecom Argentina SA4	2,226
7,562	Telekom Malaysia Bhd	7,320
64,299	Telekomunikasi Indonesia Persero Tbk PT	18,843
852	Telkom SA SOC Ltd.	5,570
2,855	TIM Participacoes SA	8,663
2,700	Total Access Communication PCL	4,666
57,441	True Corp. PCL	10,957
3,351	Turkcell Iletisim Hizmetleri AS	7,416
1,309	Vodacom Group Ltd.	11,109
45,416	Vodafone Idea Ltd[2]	7,994

	Total Telecommunication Services	700,491

The accompanying notes are an integral part of these financial statements.

70

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Transportation—1.8%
516	Adani Ports & Special Economic Zone Ltd.	$3,066
1,900	Air China Ltd., Class A	2,647
11,575	Air China Ltd., Class H	11,675
7,373	AirAsia Group Bhd	4,871
1,600	Airports of Thailand PCL	3,835
2,500	Bangkok Expressway & Metro PCL	929
2,000	Beijing Capital International Airport Co. Ltd., Class H	1,754
5,922	BTS Group Holdings PCL	2,317
1,500	CCR SA	5,346
32,259	China Airlines Ltd.	10,220
2,300	China Eastern Airlines Corp. Ltd., Class A	2,100
14,798	China Eastern Airlines Corp. Ltd., Class H2	8,732
1,192	China Merchants Port Holdings Co. Ltd.	2,026
2,400	China Southern Airlines Co. Ltd., Class A	2,698
15,139	China Southern Airlines Co. Ltd., Class H	10,542
136	CJ Logistics Corp.[2]	15,842
268	Container Corp. of India Ltd.	2,213
600	COSCO SHIPPING Development Co. Ltd., Class A2	238
2,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,183
3,800	COSCO SHIPPING Holdings Co. Ltd., Class A2	2,777
19,999	COSCO SHIPPING Holdings Co. Ltd., Class H2	7,808
2,000	COSCO SHIPPING Ports Ltd.	1,974
1,500	Daqin Railway Co. Ltd., Class A	1,767
576	DP World PLC	9,158
22,459	Eva Airways Corp.	10,810
24,665	Evergreen Marine Corp. Taiwan Ltd.	9,887
100	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,040
80	Grupo Aeroportuario del Sureste SAB de CV, Class B	1,295
900	Guangshen Railway Co. Ltd., Class A	423
196	Hyundai Glovis Co. Ltd.	27,329
318	InterGlobe Aviation Ltd.[1]	7,177
960	International Container Terminal Services, Inc.	2,743
12,824	Jasa Marga Persero Tbk PT	5,197
708	Korean Air Lines Co. Ltd.	17,751
1,845	Latam Airlines Group SA	17,324
400	Localiza Rent a Car SA	4,277
1,200	Malaysia Airports Holdings Bhd	2,477
2,322	MISC Bhd	4,017
1,064	Pan Ocean Co. Ltd.[2]	4,276
95	Promotora y Operadora de Infraestructura SAB de CV	943
700	Rumo SA2	3,786
500	SF Holding Co. Ltd., Class A	2,472
900	Shanghai International Port Group Co. Ltd., Class A	894
1,400	Shenzhen International Holdings Ltd.	2,778
18,199	Sinotrans Ltd., Class H	6,616
100	Spring Airlines Co. Ltd., Class A	655
2,000	Taiwan High Speed Rail Corp.	2,943
495	TAV Havalimanlari Holding AS	2,311
7,952	Turk Hava Yollari AO2	17,722
800	Westports Holdings Bhd	763

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
202	ZTO Express Cayman, Inc.[4]	$3,862

	Total Transportation	277,486

	Utilities—4.0%
6,800	Aboitiz Power Corp.	4,619
2,274	Aguas Andinas SA, Class A	1,340
3,014	Beijing Enterprises Holdings Ltd.	15,316
12,000	Beijing Enterprises Water Group Ltd.[2]	7,127
1,136	Centrais Eletricas Brasileiras SA	10,448
607	CEZ AS2	14,670
12,000	CGN Power Co. Ltd., Class H1	3,302
4,388	China Gas Holdings Ltd.	16,316
4,000	China Longyuan Power Group Corp. Ltd., Class H	2,565
1,100	China National Nuclear Power Co. Ltd., Class A	890
23,996	China Power International Development Ltd.	5,867
2,547	China Resources Gas Group Ltd.	12,633
13,207	China Resources Power Holdings Co. Ltd.	19,272
600	China Yangtze Power Co. Ltd., Class A2	1,564
748	Cia de Saneamento Basico do Estado de Sao Paulo	9,225
13,958	Colbun SA	2,878
33,597	Datang International Power Generation Co. Ltd., Class H	8,429
200	Electricity Generating PCL	2,120
137,546	Enel Americas SA	24,211
72,701	Enel Chile SA	6,896
100	Energisa SA	1,202
400	Energy Absolute PCL	727
409	Engie Brasil Energia SA	4,639
1,820	ENN Energy Holdings Ltd.	17,705
269	Equatorial Energia SA	6,443
3,886	GAIL India Ltd.	17,562
4,600	GD Power Development Co. Ltd., Class A	1,701
2,000	Guangdong Investment Ltd.	3,958
338	Gulf Energy Development PCL	1,356
3,300	Huadian Power International Corp. Ltd., Class A	1,811
10,398	Huadian Power International Corp. Ltd., Class H	4,113
3,300	Huaneng Power International, Inc., Class A	2,993
22,121	Huaneng Power International, Inc., Class H	13,025
6,000	Huaneng Renewables Corp. Ltd., Class H2	1,651
500	Hubei Energy Group Co. Ltd., Class A	316
540	Infraestructura Energetica Nova SAB de CV	2,119
593,000	Inter RAO UES PJSC	42,579
811	Interconexion Electrica SA ESP	4,517
4,154	Korea Electric Power Corp.[2]	91,919
1,160	Korea Gas Corp.	42,396
28,731	Kunlun Energy Co. Ltd.[3]	25,044
1,504	Manila Electric Co.	11,360
13,562	NTPC Ltd.	27,771
119	Pampa Energia SA2,4	4,126
51,354	Perusahaan Gas Negara Tbk PT	7,670
600	Petronas Gas Bhd	2,521
4,864	PGE Polska Grupa Energetyczna SA2	12,511
3,185	Power Grid Corp. of India Ltd.	9,547
270	Qatar Electricity & Water Co. QSC	1,235

The accompanying notes are an integral part of these financial statements.

71

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
1,100	Ratch Group PCL	$2,394
3,415	Saudi Electricity Co.	17,028
1,000	SDIC Power Holdings Co. Ltd., Class A	1,131
1,100	Shenergy Co. Ltd., Class A	963
500	Shenzhen Energy Group Co. Ltd., Class A	451
8,427	Tata Power Co. Ltd. (The)	8,424
7,630	Tenaga Nasional Bhd	25,553
4,000	Towngas China Co. Ltd.[2]	2,883
29,000	YTL Corp. Bhd	7,860

	Total Utilities	600,892

	Total Common Stocks (Cost $14,848,920)	14,731,719

	Preferred Stocks—2.5%
	Automobiles & Components—0.3%
218	Hyundai Motor Co., 3.77%	14,934
299	Hyundai Motor Co.-2nd Preferred, 3.51%	22,348

	Total Automobiles & Components	37,282

	Banks—0.8%
5,860	Banco Bradesco SA, 2.56%	57,703
456	Bancolombia SA, 2.59%	5,801
13,720	Grupo Aval Acciones y Valores SA, 3.98%	5,497
600	Itausa—Investimentos Itau SA, 3.16%	2,018
4,925	Itau Unibanco Holding SA, 3.89%	46,595

	Total Banks	117,614

	Capital Goods—0.0%[6]
53	CJ Corp.[2,5]	2,270

	Diversified Financials—0.0%[6]
208	Grupo de Inversiones Suramericana SA, 1.67%	2,052

	Energy—0.6%
10,459	Petroleo Brasileiro SA, 3.60%	74,800
11,000	Surgutneftegas PJSC, 3.17%	7,431
2	Transneft PJSC, 4.49%	5,246

	Total Energy	87,477

	Food & Staples Retailing—0.1%
677	Cia Brasileira de Distribuicao, 1.74%	16,724

	Food, Beverage & Tobacco—0.0%[6]
622	Embotelladora Andina SA, Class B, 3.90%	2,242

	Household & Personal Products—0.0%[6]
14	Amorepacific Corp., 1.34%	1,045
2	LG Household & Health Care Ltd., 1.21%	1,396

	Total Household & Personal Products	2,441

	Materials—0.2%
1,187	Braskem SA, Class A2	10,849
4,017	Gerdau SA, 2.03%	15,931
27	LG Chem Ltd., 3.07%	4,572
51	Sociedad Quimica y Minera de Chile SA, Class B, 3.59%	1,581

	Total Materials	32,933

	Retailing—0.0%[6]
1,396	Lojas Americanas SA, 0.46%	5,999

Shares		Value
	Preferred Stocks (continued)
	Technology Hardware & Equipment—0.3%
1,545	Samsung Electronics Co. Ltd., 2.85%	$51,181

	Telecommunication Services—0.1%
1,116	Telefonica Brasil SA, 11.06%	14,533

	Utilities—0.1%
300	Centrais Eletricas Brasileiras SA, Class B, 3.79%	2,818
2,100	Cia Energetica de Minas Gerais, 3.97%	8,137

	Total Utilities	10,955

	Total Preferred Stocks (Cost $326,725)	383,703

	Right—0.0%[6]
	Diversified Financials—0.0%[6]
1,375	Zhengqi Financial Holding Corp.[2,5] (Cost $0)	0

	Investment of Cash Collateral for Securities Loaned—0.7%
80,058	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[7,8]	80,058
26,675	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[7,8]	26,686

	Total Investment of Cash Collateral for Securities Loaned (Cost $106,743)	106,744

	Total Investments—100.3% (Cost $15,282,388)	15,222,166

	Liabilities in Excess of Other Assets—(0.3)%	(39,349)

	Net Assets—100.0%	$15,182,817

PCL—Public Company Limited

REIT—Real Estate Investment Trust

[1]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $229,553 or 1.51% of the Fund’s net assets at period end.

[2]	Non-income producing security.
[3]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $100,687; total value of the collateral held by the Fund was $106,744.
[4]	American Depositary Receipt.
[5]	The value of this security was determined using significant unobservable inputs. See Note 5 of the accompanying Notes.
[6]	Less than 0.05%.
[7]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[8]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

72

Invesco Emerging Markets Revenue ETF (REEM) (continued)

June 30, 2019

Geographical Holdings

Country	Value	% of Net Assets
China	$4,243,743	28.0%
South Korea	2,841,882	18.7
Taiwan	1,399,283	9.2
India	1,398,221	9.2
Russia	1,197,311	7.9
Brazil	952,502	6.3
Thailand	482,279	3.2
Mexico	353,534	2.3
South Africa	332,213	2.2
Malaysia	227,194	1.5
Turkey	217,126	1.4
Indonesia	216,099	1.4
Chile	192,248	1.3
United States	187,169	1.2
Poland	169,993	1.1
Saudi Arabia	134,551	0.9
Philippines	133,258	0.9
Hong Kong	102,698	0.7
United Arab Emirates	89,456	0.6
Colombia	79,472	0.5
Qatar	77,282	0.5
Greece	57,793	0.4
Hungary	41,041	0.3
Argentina	26,603	0.2
Peru	26,331	0.2
Czech Republic	19,238	0.1
Egypt	10,541	0.1
Pakistan	5,724	0.0	[1]
United Kingdom	3,462	0.0	[1]
Singapore	2,519	0.0	[1]
Romania	1,046	0.0	[1]
Luxembourg	354	0.0	[1]

Total Investments	15,222,166	100.3
Liabilities in Excess of Other Assets	(39,349)	(0.3)

Net Assets	$15,182,817	100.0%

[1]	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

73

Schedule of Investments

Invesco International Revenue ETF (REFA)

June 30, 2019

Shares		Value
	Common Stocks—99.0%
	Automobiles & Components—11.2%
918	Aisin Seiki Co. Ltd.	$31,611
985	Bayerische Motoren Werke AG	73,013
710	Bridgestone Corp.[1]	27,955
156	Cie Generale des Etablissements Michelin	19,817
264	Continental AG	38,549
2,405	Daimler AG	133,997
978	Denso Corp.	41,148
366	Faurecia SA	17,010
16	Ferrari NV	2,602
5,654	Fiat Chrysler Automobiles NV	78,978
4,412	Honda Motor Co. Ltd.	114,047
1,627	Isuzu Motors Ltd.	18,529
110	Koito Manufacturing Co. Ltd.	5,871
2,270	Mazda Motor Corp.	23,692
3,961	Mitsubishi Motors Corp.	18,970
170	NGK Spark Plug Co. Ltd.	3,190
12,558	Nissan Motor Co. Ltd.	89,936
49	Nokian Renkaat OYJ	1,532
2,703	Peugeot SA	66,704
707	Pirelli & C SpA[2]	4,185
861	Renault SA1	54,212
137	Stanley Electric Co. Ltd.	3,367
976	Subaru Corp.	23,725
1,831	Sumitomo Electric Industries Ltd.	24,039
561	Sumitomo Rubber Industries Ltd.	6,488
636	Suzuki Motor Corp.	29,893
316	Toyoda Gosei Co. Ltd.	6,162
310	Toyota Industries Corp.	17,062
4,110	Toyota Motor Corp.	255,130
552	Valeo SA	17,979
721	Volkswagen AG	124,106
680	Yamaha Motor Co. Ltd.	12,087
274	Yokohama Rubber Co. Ltd. (The)[1]	5,035

	Total Automobiles & Components	1,390,621

	Banks—7.4%
653	ABN AMRO Bank NV2	13,992
619	AIB Group PLC	2,535
47	Aozora Bank Ltd.	1,128
1,092	Australia & New Zealand Banking Group Ltd.	21,618
5,996	Banco Bilbao Vizcaya Argentaria SA	33,574
5,141	Banco de Sabadell SA	5,333
13,908	Banco Santander SA	64,629
488	Bank Hapoalim B.M.[3]	3,620
514	Bank Leumi Le-Israel B.M.	3,712
986	Bank of East Asia Ltd. (The)	2,758
670	Bank of Ireland Group PLC	3,507
20	Bank of Kyoto Ltd. (The)	773
205	Bank of Queensland Ltd.	1,371
1,363	Bankia SA	3,225
325	Bankinter SA	2,242
13,778	Barclays PLC	26,268
224	Bendigo & Adelaide Bank Ltd.	1,820
1,029	BNP Paribas SA	48,941
2,624	BOC Hong Kong Holdings Ltd.	10,328
3,283	CaixaBank SA	9,414
391	Chiba Bank Ltd. (The)	1,909
1,289	Commerzbank AG	9,276
458	Commonwealth Bank of Australia	26,606

Shares		Value
	Common Stocks (continued)
	Banks (continued)
601	Concordia Financial Group Ltd.	$2,237
5,515	Credit Agricole SA	66,228
743	Danske Bank A/S	11,762
549	DBS Group Holdings Ltd.	10,534
372	DNB ASA	6,924
237	Erste Group Bank AG3	8,809
72	FinecoBank Banca Fineco SpA	804
104	Fukuoka Financial Group, Inc.	1,899
197	Hang Seng Bank Ltd.	4,904
7,569	HSBC Holdings PLC	63,280
2,476	ING Groep NV	28,749
8,509	Intesa Sanpaolo SpA	18,237
586	Israel Discount Bank Ltd., Class A	2,394
1,540	Japan Post Bank Co. Ltd.	15,637
152	KBC Group NV	9,977
33,863	Lloyds Banking Group PLC	24,389
793	Mebuki Financial Group, Inc.	2,068
255	Mediobanca Banca di Credito Finanziario SpA	2,633
9,958	Mitsubishi UFJ Financial Group, Inc.	47,322
90	Mizrahi Tefahot Bank Ltd.[3]	2,076
17,858	Mizuho Financial Group, Inc.	25,874
1,126	National Australia Bank Ltd.	21,113
1,334	Nordea Bank Abp	9,694
1,844	Oversea-Chinese Banking Corp. Ltd.	15,538
269	Raiffeisen Bank International AG	6,320
1,310	Resona Holdings, Inc.	5,454
5,543	Royal Bank of Scotland Group PLC	15,506
399	Seven Bank Ltd.	1,044
198	Shinsei Bank Ltd.	3,075
224	Shizuoka Bank Ltd. (The)	1,651
619	Skandinaviska Enskilda Banken AB, Class A	5,732
1,493	Societe Generale SA	37,779
2,062	Standard Chartered PLC	18,743
1,200	Sumitomo Mitsui Financial Group, Inc.	42,391
287	Sumitomo Mitsui Trust Holdings, Inc.	10,405
501	Svenska Handelsbanken AB, Class A	4,961
327	Swedbank AB, Class A	4,915
1,949	UniCredit SpA	24,029
455	United Overseas Bank Ltd.	8,788
1,186	Westpac Banking Corp.	23,603

	Total Banks	916,057

	Capital Goods—13.0%
1,049	ABB Ltd.	21,077
801	ACS Actividades de Construccion y Servicios SA	32,027
70	AerCap Holdings NV3	3,641
337	AGC, Inc.	11,651
399	Airbus SE	56,652
152	Alfa Laval AB	3,319
164	Alstom SA	7,620
240	Amada Holdings Co. Ltd.	2,702
144	ANDRITZ AG	5,428
156	Ashtead Group PLC	4,475
320	Assa Abloy AB, Class B	7,239
186	Atlas Copco AB, Class A	5,950
95	Atlas Copco AB, Class B	2,728
2,903	BAE Systems PLC	18,303
799	Bouygues SA	29,635
216	Brenntag AG	10,653

The accompanying notes are an integral part of these financial statements.

74

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
358	Bunzl PLC	$9,463
944	Cie de Saint-Gobain	36,847
254	CIMIC Group Ltd.	7,980
2,776	CK Hutchison Holdings Ltd.	27,360
2,402	CNH Industrial NV	24,668
60	Daifuku Co. Ltd.	3,369
140	Daikin Industries Ltd.	18,276
3	Dassault Aviation SA	4,318
191	DCC PLC	17,065
146	Eiffage SA	14,455
21	Elbit Systems Ltd.	3,127
218	Epiroc AB, Class A	2,272
107	Epiroc AB, Class B	1,061
30	FANUC Corp.	5,549
191	Ferguson PLC	13,613
222	Ferrovial SA	5,691
202	Fuji Electric Co. Ltd.	6,965
151	GEA Group AG	4,299
5	Geberit AG	2,338
1,675	Hino Motors Ltd.	14,101
319	Hitachi Construction Machinery Co. Ltd.	8,296
163	HOCHTIEF AG	19,880
29	Hoshizaki Corp.	2,159
497	IHI Corp.	11,980
3,930	ITOCHU Corp.	75,160
1,049	Jardine Matheson Holdings Ltd.	66,108
736	Jardine Strategic Holdings Ltd.	28,064
337	JGC Corp.	4,623
969	JTEKT Corp.	11,746
939	Kajima Corp.	12,881
500	Kawasaki Heavy Industries Ltd.	11,755
55	Keihan Holdings Co. Ltd.	2,397
736	Keppel Corp. Ltd.	3,623
76	Kingspan Group PLC	4,134
114	KION Group AG	7,197
55	Knorr-Bremse AG	6,138
918	Komatsu Ltd.	22,153
122	Kone OYJ, Class B	7,211
890	Kubota Corp.	14,811
83	Kurita Water Industries Ltd.	2,061
77	Legrand SA	5,638
967	Leonardo SpA	12,273
1,146	LIXIL Group Corp.	18,125
104	Makita Corp.	3,533
8,109	Marubeni Corp.	53,664
315	Meggitt PLC	2,101
2,784	Melrose Industries PLC	6,408
79	Metso OYJ	3,108
433	MINEBEA MITSUMI, Inc.	7,335
99	MISUMI Group, Inc.	2,483
3,680	Mitsubishi Corp.	97,004
2,382	Mitsubishi Electric Corp.	31,372
684	Mitsubishi Heavy Industries Ltd.	29,781
2,821	Mitsui & Co. Ltd.	45,926
38	MonotaRO Co. Ltd.	926
17	MTU Aero Engines AG	4,056
83	Nabtesco Corp.[1]	2,307
236	NGK Insulators Ltd.	3,441

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
83	Nidec Corp.	$11,344
926	NSK Ltd.	8,251
1,528	NWS Holdings Ltd.	3,141
1,492	Obayashi Corp.	14,693
472	Prysmian SpA	9,756
1,367	Rolls-Royce Holdings PLC[3]	14,621
126	Safran SA	18,489
468	Sandvik AB	8,605
15	Schindler Holding AG	3,343
25	Schindler Holding AG	5,467
291	Schneider Electric SE	26,432
3,633	Sembcorp Industries Ltd.	6,471
1,293	Shimizu Corp.	10,741
622	Siemens AG	74,092
489	Siemens Gamesa Renewable Energy SA	8,141
1,326	Singapore Technologies Engineering Ltd.	4,058
802	Skanska AB, Class B	14,496
394	SKF AB, Class B	7,251
12	SMC Corp./Japan	4,474
172	Smiths Group PLC	3,426
11	Spirax-Sarco Engineering PLC	1,286
2,441	Sumitomo Corp.	36,987
204	Sumitomo Heavy Industries Ltd.	7,015
282	Taisei Corp.	10,247
844	Techtronic Industries Co. Ltd.	6,460
122	Thales SA	15,095
118	THK Co. Ltd.	2,820
929	Toshiba Corp.	28,929
125	TOTO Ltd.	4,937
1,604	Toyota Tsusho Corp.	48,608
111	Vestas Wind Systems A/S	9,603
410	Vinci SA	42,050
1,733	Volvo AB, Class B	27,522
294	Wartsila OYJ Abp	4,270
130	Weir Group PLC (The)	2,559
2,467	Yangzijiang Shipbuilding Holdings Ltd.	2,790

	Total Capital Goods	1,606,245

	Commercial & Professional Services—1.4%
377	Adecco Group AG	22,682
491	Brambles Ltd.	4,438
174	Bureau Veritas SA	4,304
472	Dai Nippon Printing Co. Ltd.	10,059
26	Edenred	1,328
124	Experian PLC	3,762
2,788	G4S PLC	7,380
44	Intertek Group PLC	3,081
267	ISS A/S	8,070
109	Park24 Co. Ltd.	2,538
318	Persol Holdings Co. Ltd.	7,470
386	Randstad NV	21,232
528	Recruit Holdings Co. Ltd.	17,613
332	RELX PLC	8,068
507	Rentokil Initial PLC	2,565
93	Secom Co. Ltd.	8,005
465	Securitas AB, Class B	8,164
58	SEEK Ltd.	861
2	SGS SA	5,102
21	Societe BIC SA	1,604

The accompanying notes are an integral part of these financial statements.

75

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Commercial & Professional Services (continued)
66	Sohgo Security Services Co. Ltd.	$3,045
20	Teleperformance	4,013
695	Toppan Printing Co. Ltd.	10,547
56	Wolters Kluwer NV	4,083

	Total Commercial & Professional Services	170,014

	Consumer Durables & Apparel—3.1%
72	adidas AG	22,261
107	Bandai Namco Holdings, Inc.	5,194
651	Barratt Developments PLC	4,744
57	Berkeley Group Holdings PLC	2,707
118	Burberry Group PLC	2,796
194	Casio Computer Co. Ltd.	2,409
155	Cie Financiere Richemont SA	13,169
448	Electrolux AB, Series B	11,458
121	EssilorLuxottica SA	15,812
8	Hermes International	5,778
39	HUGO BOSS AG	2,598
308	Husqvarna AB, Class B	2,883
584	Iida Group Holdings Co. Ltd.	9,432
19	Kering	11,254
105	LVMH Moet Hennessy Louis Vuitton SE	44,757
33	Moncler SpA	1,413
399	Nikon Corp.	5,644
7,275	Panasonic Corp.	60,609
74	Pandora A/S	2,636
143	Persimmon PLC	3,635
70	Puma SE	4,675
37	Rinnai Corp.	2,352
19	Sankyo Co. Ltd.	688
35	SEB SA	6,302
200	Sega Sammy Holdings, Inc.	2,430
567	Sekisui Chemical Co. Ltd.	8,515
957	Sekisui House Ltd.	15,771
1,767	Sharp Corp.	19,386
17	Shimano, Inc.	2,529
1,227	Sony Corp.	64,322
13	Swatch Group AG (The)	3,727
55	Swatch Group AG (The)	2,981
1,838	Taylor Wimpey PLC	3,690
66	Yamaha Corp.	3,136
2,728	Yue Yuen Industrial Holdings Ltd.	7,473

	Total Consumer Durables & Apparel	379,166

	Consumer Services—1.0%
84	Accor SA	3,611
106	Aristocrat Leisure Ltd.	2,285
142	Benesse Holdings, Inc.	3,306
66	Carnival PLC	2,922
1,050	Compass Group PLC	25,217
197	Crown Resorts Ltd.	1,721
26	Domino’s Pizza Enterprises Ltd.[1]	687
61	Flight Centre Travel Group Ltd.	1,779
22	Flutter Entertainment PLC	1,657
850	Galaxy Entertainment Group Ltd.	5,728
2,240	Genting Singapore Ltd.	1,523
204	GVC Holdings PLC	1,692
52	InterContinental Hotels Group PLC	3,423
43	McDonald’s Holdings Co. Japan Ltd.[1]	1,896

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
191	Melco Resorts & Entertainment Ltd.[4]	$4,149
362	Merlin Entertainments PLC[2]	2,069
1,115	MGM China Holdings Ltd.	1,895
34	Oriental Land Co. Ltd.	4,210
1,333	Sands China Ltd.	6,373
1,461	Shangri-La Asia Ltd.	1,842
2,974	SJM Holdings Ltd.	3,384
162	Sodexo SA	18,965
662	Tabcorp Holdings Ltd.	2,067
1,744	TUI AG	17,144
48	Whitbread PLC	2,828
1,714	Wynn Macau Ltd.	3,839

	Total Consumer Services	126,212

	Diversified Financials—3.0%
79	3i Group PLC	1,120
593	Acom Co. Ltd.	2,136
190	AEON Financial Service Co. Ltd.	3,060
2,982	AMP Ltd.	4,436
61	Amundi SA2	4,265
11	ASX Ltd.	636
200	Challenger Ltd.	932
271	Credit Saison Co. Ltd.	3,172
2,146	Credit Suisse Group AG3	25,763
1,293	Daiwa Securities Group, Inc.	5,666
4,359	Deutsche Bank AG	33,656
21	Deutsche Boerse AG	2,975
56	Eurazeo SE	3,909
1,958	EXOR NV	137,354
54	Groupe Bruxelles Lambert SA	5,306
15	Hargreaves Lansdown PLC	366
46	Hong Kong Exchanges & Clearing Ltd.	1,624
6	Industrivarden AB, Class C	133
511	Investec PLC	3,323
59	Investor AB, Class B	2,837
55	Japan Exchange Group, Inc.	874
74	Julius Baer Group Ltd.[3]	3,298
5	Kinnevik AB, Class B	130
31	L E Lundbergforetagen AB, Class B	1,161
32	London Stock Exchange Group PLC	2,234
105	Macquarie Group Ltd.	9,239
1,219	Mitsubishi UFJ Lease & Finance Co. Ltd.	6,460
2,337	Natixis SA	9,419
4,413	Nomura Holdings, Inc.	15,540
1,280	ORIX Corp.	19,104
56	Pargesa Holding SA	4,322
1	Partners Group Holding AG	787
109	SBI Holdings, Inc.	2,698
56	Schroders PLC	2,174
93	Singapore Exchange Ltd.	544
1	St James’s Place PLC	14
564	Standard Life Aberdeen PLC	2,115
176	Tokyo Century Corp.	7,424
2,400	UBS Group AG3	28,554
55	Wendel SA	7,510

	Total Diversified Financials	366,270

	Energy—8.6%
90	Aker BP ASA	2,582
32,429	BP PLC	226,420

The accompanying notes are an integral part of these financial statements.

76

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Energy (continued)
630	Caltex Australia Ltd.	$10,942
3,994	Eni SpA	66,433
2,701	Equinor ASA	53,364
898	Galp Energia SGPS SA	13,831
1,638	Idemitsu Kosan Co. Ltd.	49,259
726	Inpex Corp.	6,545
1,119	John Wood Group PLC	6,437
15,792	JXTG Holdings, Inc.	78,330
26	Koninklijke Vopak NV	1,201
60	Lundin Petroleum AB	1,862
374	Neste OYJ	12,709
216	Oil Search Ltd.	1,072
400	OMV AG	19,519
1,553	Origin Energy Ltd.	7,966
2,962	Repsol SA	46,498
5,036	Royal Dutch Shell PLC, Class A	164,880
4,171	Royal Dutch Shell PLC, Class B	137,011
541	Santos Ltd.	2,688
411	Tenaris SA	5,387
2,569	TOTAL SA	144,158
46	Washington H Soul Pattinson & Co. Ltd.	710
153	Woodside Petroleum Ltd.	3,904
291	WorleyParsons Ltd.	3,004

	Total Energy	1,066,712

	Food & Staples Retailing—4.0%
3,341	Aeon Co. Ltd.	57,399
3,461	Carrefour SA	66,925
925	Casino Guichard Perrachon SA1	31,602
120	Colruyt SA	6,969
1,201	Dairy Farm International Holdings Ltd.	8,587
174	FamilyMart UNY Holdings Co. Ltd.	4,154
235	ICA Gruppen AB	10,111
11,401	J Sainsbury PLC	28,432
1,023	Jeronimo Martins SGPS SA	16,502
2,421	Koninklijke Ahold Delhaize NV	54,529
108	Lawson, Inc.	5,183
1,787	METRO AG1	32,713
1,430	Seven & i Holdings Co. Ltd.	48,419
162	Sundrug Co. Ltd.	4,385
20,080	Tesco PLC	57,935
69	Tsuruha Holdings, Inc.	6,379
157	Welcia Holdings Co. Ltd.	6,390
6,813	Wm Morrison Supermarkets PLC[1]	17,463
1,336	Woolworths Group Ltd.	31,154

	Total Food & Staples Retailing	495,231

	Food, Beverage & Tobacco—3.9%
54	a2 Milk Co. Ltd.[3]	532
454	Ajinomoto Co., Inc.	7,871
408	Anheuser-Busch InBev SA	36,167
369	Asahi Group Holdings Ltd.	16,594
488	Associated British Foods PLC	15,297
3	Barry Callebaut AG	6,025
673	British American Tobacco PLC	23,546
65	Calbee, Inc.	1,754
44	Carlsberg A/S, Class B	5,842
1	Chocoladefabriken Lindt & Spruengli AG	7,287
421	Coca-Cola Amatil Ltd.	3,019

Shares		Value
	Common Stocks (continued)
	Food, Beverage & Tobacco (continued)
300	Coca-Cola Bottlers Japan Holdings, Inc.	$7,599
182	Coca-Cola European Partners PLC	10,283
168	Coca-Cola HBC AG3	6,355
289	Danone SA	24,519
150	Davide Campari-Milano SpA	1,472
298	Diageo PLC	12,834
28,565	Golden Agri-Resources Ltd.	6,123
193	Heineken Holding NV	20,287
182	Heineken NV	20,341
580	Imperial Brands PLC	13,632
784	Japan Tobacco, Inc.	17,315
49	Kerry Group PLC, Class A	5,859
68	Kikkoman Corp.	2,960
698	Kirin Holdings Co. Ltd.	15,053
127	MEIJI Holdings Co. Ltd.	9,077
144	Mowi ASA	3,369
716	Nestle SA	74,214
212	NH Foods Ltd.	9,081
176	Nisshin Seifun Group, Inc.	4,017
54	Nissin Foods Holdings Co. Ltd.	3,478
441	Orkla ASA	3,914
45	Pernod Ricard SA	8,304
7	Remy Cointreau SA1	1,011
212	Suntory Beverage & Food Ltd.	9,219
23	Swedish Match AB	972
77	Toyo Suisan Kaisha Ltd.	3,173
139	Treasury Wine Estates Ltd.	1,455
139	Vitasoy International Holdings Ltd.	668
17,859	WH Group Ltd.[2]	18,105
13,142	Wilmar International Ltd.	35,940
50	Yakult Honsha Co. Ltd.	2,947
478	Yamazaki Baking Co. Ltd.	7,227

	Total Food, Beverage & Tobacco	484,737

	Health Care Equipment & Services—1.5%
91	Alcon, Inc.[3]	5,626
789	Alfresa Holdings Corp.	19,465
14	Asahi Intecc Co. Ltd.	345
26	BioMerieux	2,157
11	Carl Zeiss Meditec AG	1,087
6	Cochlear Ltd.	871
17	Coloplast A/S, Class B	1,924
50	Demant A/S3	1,557
51	Fisher & Paykel Healthcare Corp. Ltd.	529
186	Fresenius Medical Care AG & Co. KGaA	14,624
539	Fresenius SE & Co. KGaA	29,267
55	Hoya Corp.	4,213
392	Koninklijke Philips NV	17,046
40	M3, Inc.	731
1,148	Medipal Holdings Corp.	25,349
41	NMC Health PLC	1,254
482	Olympus Corp.	5,351
124	Ramsay Health Care Ltd.	6,286
25	Ryman Healthcare Ltd.	197
288	Siemens Healthineers AG2	12,171
180	Smith & Nephew PLC	3,906
175	Sonic Healthcare Ltd.	3,328
10	Sonova Holding AG	2,275
1	Straumann Holding AG	883

The accompanying notes are an integral part of these financial statements.

77

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
286	Suzuken Co. Ltd.	$16,777
30	Sysmex Corp.	1,957
155	Terumo Corp.	4,618

	Total Health Care Equipment & Services	183,794

	Household & Personal Products—1.2%
62	Beiersdorf AG1	7,452
286	Essity AB, Class B	8,798
115	Henkel AG & Co KGaA[1]	10,575
135	Kao Corp.	10,287
16	Kobayashi Pharmaceutical Co. Ltd.	1,145
15	Kose Corp.	2,516
137	Lion Corp.	2,552
87	L’Oreal SA	24,819
18	Pigeon Corp.	724
64	Pola Orbis Holdings, Inc.	1,788
161	Reckitt Benckiser Group PLC	12,733
104	Shiseido Co. Ltd.	7,839
167	Unicharm Corp.	5,028
471	Unilever NV	28,728
330	Unilever PLC	20,557

	Total Household & Personal Products	145,541

	Insurance—6.7%
26	Admiral Group PLC	731
4,326	Aegon NV	21,568
156	Ageas	8,120
2,215	AIA Group Ltd.	23,886
267	Allianz SE	64,461
2,863	Assicurazioni Generali SpA	53,992
4,866	Aviva PLC	25,794
3,333	AXA SA	87,679
31	Baloise Holding AG	5,494
1,228	CNP Assurances	27,913
2,674	Dai-ichi Life Holdings, Inc.	40,331
765	Direct Line Insurance Group PLC	3,230
118	Gjensidige Forsikring ASA	2,378
100	Hannover Rueck SE	16,194
1,638	Insurance Australia Group Ltd.	9,495
5,567	Japan Post Holdings Co. Ltd.	63,038
3,197	Legal & General Group PLC	10,965
5,621	Mapfre SA1	16,457
1,954	Medibank Pvt Ltd.	4,786
1,151	MS&AD Insurance Group Holdings, Inc.	36,536
164	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,219
285	NN Group NV	11,489
1,427	Poste Italiane SpA[2]	15,048
1,577	Prudential PLC	34,441
1,145	QBE Insurance Group Ltd.	9,505
919	RSA Insurance Group PLC	6,746
156	Sampo OYJ, Class A	7,373
334	SCOR SE	14,667
685	Sompo Holdings, Inc.	26,455
412	Sony Financial Holdings, Inc.	9,897
667	Suncorp Group Ltd.	6,305
22	Swiss Life Holding AG	10,916
297	Swiss Re AG	30,230
1,258	T&D Holdings, Inc.	13,655
662	Tokio Marine Holdings, Inc.	33,174

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
69	Tryg A/S	$2,247
89	Zurich Insurance Group AG	31,027

	Total Insurance	827,442

	Materials—8.6%
141	Air Liquide SA	19,758
364	Air Water, Inc.	6,230
84	Akzo Nobel NV	7,905
933	Anglo American PLC	26,652
340	Antofagasta PLC	4,023
3,284	ArcelorMittal	58,850
86	Arkema SA	8,009
1,447	Asahi Kasei Corp.	15,425
750	BASF SE	54,594
676	BHP Group Ltd.	19,526
571	BHP Group PLC	14,643
782	BlueScope Steel Ltd.	6,613
176	Boliden AB	4,504
990	Boral Ltd.	3,557
9	Chr Hansen Holding A/S	846
270	Clariant AG3	5,496
284	Covestro AG2	14,460
715	CRH PLC	23,361
22	Croda International PLC	1,434
403	Daicel Corp.	3,583
3	EMS-Chemie Holding AG	1,949
448	Evonik Industries AG	13,066
1,237	Evraz PLC	10,472
1,466	Fletcher Building Ltd.	4,775
876	Fortescue Metals Group Ltd.	5,545
165	Fresnillo PLC[1]	1,827
1	Givaudan SA	2,827
46,280	Glencore PLC[3]	161,005
202	HeidelbergCement AG	16,369
180	Hitachi Chemical Co. Ltd.	4,888
729	Hitachi Metals Ltd.	8,235
86	Imerys SA	4,566
937	Incitec Pivot Ltd.	2,242
808	Israel Chemicals Ltd.	4,234
149	James Hardie Industries PLC	1,955
1,979	JFE Holdings, Inc.	29,068
372	Johnson Matthey PLC	15,761
252	JSR Corp.	3,979
133	Kaneka Corp.	5,000
189	Kansai Paint Co. Ltd.	3,963
2,260	Kobe Steel Ltd.	14,788
73	Koninklijke DSM NV	9,036
380	Kuraray Co. Ltd.[1]	4,539
406	LafargeHolcim Ltd.[3]	19,850
115	LANXESS AG	6,844
52	Maruichi Steel Tube Ltd.	1,445
4,291	Mitsubishi Chemical Holdings Corp.	29,974
410	Mitsubishi Gas Chemical Co., Inc.	5,465
492	Mitsubishi Materials Corp.	13,996
493	Mitsui Chemicals, Inc.	12,204
239	Mondi PLC	5,445
144	Newcrest Mining Ltd.	3,229
119	Nippon Paint Holdings Co. Ltd.	4,617
2,672	Nippon Steel Corp.	45,856

The accompanying notes are an integral part of these financial statements.

78

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials (continued)
34	Nissan Chemical Corp.	$1,532
141	Nitto Denko Corp.	6,958
3,806	Norsk Hydro ASA	13,615
30	Novozymes A/S, Class B	1,401
2,048	Oji Holdings Corp.	11,823
212	Orica Ltd.	3,016
99	Rio Tinto Ltd.	7,209
395	Rio Tinto PLC	24,535
129	Shin-Etsu Chemical Co. Ltd.	12,015
255	Showa Denko KK1	7,503
30	Sika AG	5,126
280	Smurfit Kappa Group PLC	8,485
101	Solvay SA	10,478
2,414	South32 Ltd.	5,387
590	Stora Enso OYJ, Class R	6,944
3,558	Sumitomo Chemical Co. Ltd.	16,512
276	Sumitomo Metal Mining Co. Ltd.	8,246
28	Symrise AG	2,699
223	Taiheiyo Cement Corp.	6,748
254	Taiyo Nippon Sanso Corp.	5,394
393	Teijin Ltd.	6,701
2,358	thyssenkrupp AG	34,439
2,488	Toray Industries, Inc.	18,917
454	Tosoh Corp.	6,384
298	Toyo Seikan Group Holdings Ltd.	5,913
375	Umicore SA	12,043
336	UPM-Kymmene OYJ	8,942
394	voestalpine AG	12,191
228	Yara International ASA	11,066

	Total Materials	1,060,705

	Media & Entertainment—0.9%
46	Auto Trader Group PLC[2]	321
51	Axel Springer SE1	3,598
73	CyberAgent, Inc.	2,646
203	Dentsu, Inc.	7,085
68	Eutelsat Communications SA	1,273
682	Hakuhodo DY Holdings, Inc	11,483
287	Informa PLC	3,050
2,255	ITV PLC	3,100
91	JCDecaux SA	2,761
18	Kakaku.Com, Inc.	348
44	Konami Holdings Corp.	2,062
51	LINE Corp.[3]	1,427
119	Nexon Co. Ltd.[3]	1,725
30	Nintendo Co. Ltd.	10,996
409	Pearson PLC	4,265
157	Publicis Groupe SA	8,301
8	REA Group Ltd.	539
110	RTL Group SA	5,642
28	Schibsted ASA, Class B	730
71	SES SA	1,112
319	Singapore Press Holdings Ltd.	575
43	Telenet Group Holding NV	2,399
43	Toho Co. Ltd.	1,828
22	Ubisoft Entertainment SA3	1,725
452	Vivendi SA	12,462
1,314	WPP PLC	16,559

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
2,353	Yahoo Japan Corp.	$6,901

	Total Media & Entertainment	114,913

	Pharmaceuticals, Biotechnology & Life Sciences—2.7%
707	Astellas Pharma, Inc.	10,073
226	AstraZeneca PLC	18,518
528	Bayer AG	36,642
1	BeiGene Ltd.[3,4]	124
65	Chugai Pharmaceutical Co. Ltd.	4,247
44	CSL Ltd.	6,639
143	Daiichi Sankyo Co. Ltd.	7,479
80	Eisai Co. Ltd.	4,523
7	Eurofins Scientific SE1,3	3,101
2	Genmab A/S3	368
1,559	GlaxoSmithKline PLC	31,282
149	Grifols SA	4,412
53	H Lundbeck A/S	2,097
29	Hisamitsu Pharmaceutical Co., Inc.	1,145
17	Ipsen SA	2,323
142	Kyowa Hakko Kirin Co. Ltd.	2,556
14	Lonza Group AG3	4,730
38	Merck KGaA	3,980
266	Mitsubishi Tanabe Pharma Corp.	2,963
457	Novartis AG	41,810
225	Novo Nordisk A/S, Class B	11,483
125	Ono Pharmaceutical Co. Ltd.	2,241
19	Orion OYJ, Class B	697
265	Otsuka Holdings Co. Ltd.	8,648
30	QIAGEN NV3	1,219
30	Recordati SpA	1,252
134	Roche Holding AG	37,747
376	Sanofi	32,504
110	Santen Pharmaceutical Co. Ltd.	1,822
7	Sartorius Stedim Biotech	1,106
44	Shionogi & Co. Ltd.	2,536
146	Sumitomo Dainippon Pharma Co. Ltd.	2,768
24	Taisho Pharmaceutical Holdings Co. Ltd.	1,842
698	Takeda Pharmaceutical Co. Ltd.	24,768
1,296	Teva Pharmaceutical Industries Ltd.[3,4]	11,962
54	UCB SA	4,484
9	Vifor Pharma AG	1,302

	Total Pharmaceuticals, Biotechnology & Life Sciences	337,393

	Real Estate—1.4%
147	Aeon Mall Co. Ltd.	2,213
77	Aroundtown SA	635
238	Ascendas Real Estate Investment Trust	549
11	Azrieli Group Ltd.	737
111	British Land Co. PLC (The)	761
161	CapitaLand Commercial Trust	258
1,396	CapitaLand Ltd.	3,642
266	CapitaLand Mall Trust	517
388	City Developments Ltd.	2,716
642	CK Asset Holdings Ltd.	5,025
9	Covivio	944
94	Daito Trust Construction Co. Ltd.	11,984
1,000	Daiwa House Industry Co. Ltd.	29,154
27	Deutsche Wohnen SE	992

The accompanying notes are an integral part of these financial statements.

79

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
54	Dexus	$492
4	Gecina SA	600
110	Goodman Group	1,160
102	GPT Group (The)	440
417	Hang Lung Properties Ltd.	992
391	Henderson Land Development Co. Ltd.	2,155
305	Hongkong Land Holdings Ltd.	1,964
246	Hulic Co. Ltd.[1]	1,977
72	Hysan Development Co. Ltd.	372
19	ICADE[1]	1,744
521	Kerry Properties Ltd.	2,187
33	Klepierre SA	1,108
69	Land Securities Group PLC	732
896	Lendlease Group	8,174
141	Link REIT	1,733
709	Mirvac Group	1,557
485	Mitsubishi Estate Co. Ltd.	9,026
581	Mitsui Fudosan Co. Ltd.	14,088
5,105	New World Development Co. Ltd.	7,985
204	Nomura Real Estate Holdings, Inc.	4,385
559	Scentre Group	1,506
52	Segro PLC	483
662	Sino Land Co. Ltd.	1,110
530	Stockland	1,551
193	Sumitomo Realty & Development Co. Ltd.	6,893
394	Sun Hung Kai Properties Ltd.	6,682
159	Suntec Real Estate Investment Trust	228
417	Swire Pacific Ltd., Class A	5,124
364	Swire Properties Ltd.	1,470
12	Swiss Prime Site AG3	1,049
1,018	Tokyu Fudosan Holdings Corp.	5,622
18	Unibail—Rodamco-Westfield	2,701
267	UOL Group Ltd.	1,490
415	Vicinity Centres	714
47	Vonovia SE	2,248
721	Wharf Holdings Ltd. (The)	1,910
224	Wharf Real Estate Investment Co. Ltd.	1,578
698	Wheelock & Co. Ltd.	5,003

	Total Real Estate	170,360

	Retailing—1.6%
31	ABC-Mart, Inc.	2,020
12	Delivery Hero SE2,3	545
84	Dufry AG3	7,123
28	Fast Retailing Co. Ltd.	16,926
694	Harvey Norman Holdings Ltd.	1,982
920	Hennes & Mauritz AB, Class B	16,397
18	Hikari Tsushin, Inc.	3,925
800	Industria de Diseno Textil SA	24,097
1,059	Isetan Mitsukoshi Holdings Ltd.	8,591
309	J Front Retailing Co. Ltd.	3,542
610	Jardine Cycle & Carriage Ltd.	16,335
4,078	Kingfisher PLC	11,154
2,913	Marks & Spencer Group PLC[1]	7,811
88	Marui Group Co. Ltd.	1,792
10	Mercari, Inc.[3]	265
59	Next PLC	4,149
37	Nitori Holdings Co. Ltd.	4,904
108	Ocado Group PLC[3]	1,604

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
113	Pan Pacific International Holdings Corp.	$7,174
819	Rakuten, Inc.	9,730
17	Ryohin Keikaku Co. Ltd.	3,071
55	Shimamura Co. Ltd.	4,109
38	USS Co. Ltd.	749
611	Wesfarmers Ltd.	15,504
2,923	Yamada Denki Co. Ltd.	12,941
108	Zalando SE2,3	4,799
44	ZOZO, Inc.	825

	Total Retailing	192,064

	Semiconductors & Semiconductor Equipment—0.5%
79	Advantest Corp.	2,174
186	ASM Pacific Technology Ltd.	1,905
49	ASML Holding NV	10,253
7	Disco Corp.	1,149
339	Infineon Technologies AG	6,003
84	NXP Semiconductors NV	8,199
1,037	Renesas Electronics Corp.[3]	5,149
47	Rohm Co. Ltd.	3,158
388	STMicroelectronics NV	6,893
192	SUMCO Corp.[1]	2,285
64	Tokyo Electron Ltd.	8,982

	Total Semiconductors & Semiconductor Equipment	56,150

	Software & Services—1.1%
2	Adyen NV2,3	1,546
56	Amadeus IT Group SA	4,442
136	Atos SE	11,387
95	Capgemini SE	11,830
12	Check Point Software Technologies Ltd.[3]	1,387
139	Computershare Ltd.	1,581
2	CyberArk Software Ltd.[3]	256
20	Dassault Systemes SE	3,195
426	Fujitsu Ltd.	29,702
3	GMO Payment Gateway, Inc.	206
132	Itochu Techno-Solutions Corp.	3,384
91	Micro Focus International PLC	2,390
8	Nice Ltd.[3]	1,088
231	Nomura Research Institute Ltd.	3,703
1,346	NTT Data Corp.	17,928
5	Obic Co. Ltd.	566
20	Oracle Corp. Japan	1,461
139	Otsuka Corp.	5,593
201	Sage Group PLC (The)	2,053
173	SAP SE	23,791
4	Temenos AG3	717
25	Trend Micro, Inc./Japan	1,115
11	Wirecard AG	1,855
4	Wix.com Ltd.[3]	568
19	Worldline SA/France[2,3]	1,385

	Total Software & Services	133,129

	Technology Hardware & Equipment—2.5%
387	Alps Alpine Co. Ltd.	6,523
287	Brother Industries Ltd.	5,421
1,227	Canon, Inc.[1]	35,828
456	FUJIFILM Holdings Corp.	23,122
51	Halma PLC	1,311

The accompanying notes are an integral part of these financial statements.

80

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
30	Hamamatsu Photonics KK	$1,168
61	Hexagon AB, Class B	3,390
8	Hirose Electric Co. Ltd.	893
114	Hitachi High-Technologies Corp.	5,862
1,950	Hitachi Ltd.	71,473
29	Ingenico Group SA	2,569
7	Keyence Corp.	4,297
856	Konica Minolta, Inc.	8,334
197	Kyocera Corp.	12,863
262	Murata Manufacturing Co. Ltd.	11,770
591	NEC Corp.	23,258
89	Nippon Electric Glass Co. Ltd.	2,254
3,983	Nokia OYJ	19,804
130	Omron Corp.	6,781
1,600	Ricoh Co. Ltd.	15,979
594	Seiko Epson Corp.	9,400
109	Shimadzu Corp.	2,673
129	TDK Corp.	9,986
1,692	Telefonaktiebolaget LM Ericsson, Class B	16,066
176	Venture Corp. Ltd.	2,119
100	Yaskawa Electric Corp.	3,397
153	Yokogawa Electric Corp.	2,999

	Total Technology Hardware & Equipment	309,540

	Telecommunication Services—4.8%
102	1&1 Drillisch AG	3,406
9,212	BT Group PLC	23,033
28	Cellnex Telecom SA2,3	1,038
3,849	Deutsche Telekom AG	66,678
38	Elisa OYJ	1,857
2,305	HKT Trust & HKT Ltd.	3,658
36	Iliad SA1	4,049
1,528	KDDI Corp.	38,909
1,663	Koninklijke KPN NV	5,113
49	Millicom International Cellular SA	2,759
1,948	Nippon Telegraph & Telephone Corp.	90,710
1,419	NTT DOCOMO, Inc.	33,091
2,367	Orange SA	37,374
6,640	PCCW Ltd.	3,833
186	Proximus SADP	5,490
4,375	Singapore Telecommunications Ltd.	11,318
2,016	Softbank Corp.	26,187
1,482	SoftBank Group Corp.	71,046
764	Spark New Zealand Ltd.	2,053
19	Swisscom AG	9,551
143	Tele2 AB, Class B	2,088
23,156	Telecom Italia SpA[3]	12,663
9,726	Telecom Italia SpA -RSP[1]	5,052
2,005	Telefonica Deutschland Holding AG	5,610
5,262	Telefonica SA	43,271
502	Telenor ASA	10,663
1,672	Telia Co. AB	7,432
5,862	Telstra Corp. Ltd.	15,838
317	TPG Telecom Ltd.	1,433
128	United Internet AG	4,221
24,351	Vodafone Group PLC	40,078

	Total Telecommunication Services	589,502

Shares		Value
	Common Stocks (continued)
	Transportation—3.1%
11	A.P. Moeller—Maersk A/S, Class A	$12,789
10	A.P. Moeller—Maersk A/S, Class B	12,423
20	Aena SME SA2	3,970
23	Aeroports de Paris	4,065
441	ANA Holdings, Inc.	14,605
258	Atlantia SpA	6,731
68	Auckland International Airport Ltd.	450
472	Aurizon Holdings Ltd.	1,789
3,510	Bollore SA	15,509
68	Central Japan Railway Co.	13,620
1,185	ComfortDelGro Corp. Ltd.	2,330
1,560	Deutsche Lufthansa AG	26,772
1,665	Deutsche Post AG	54,797
111	DSV A/S	10,917
229	East Japan Railway Co.	21,425
489	easyJet PLC	5,932
38	Fraport AG Frankfurt Airport Services Worldwide	3,272
61	Getlink SE	979
162	Hankyu Hanshin Holdings, Inc.	5,804
316	Japan Airlines Co. Ltd.	10,098
50	Japan Airport Terminal Co. Ltd.	2,132
93	Kamigumi Co. Ltd.	2,201
141	Keikyu Corp.	2,428
49	Keio Corp.	3,225
52	Keisei Electric Railway Co. Ltd.	1,894
180	Kintetsu Group Holdings Co. Ltd.	8,621
121	Kuehne + Nagel International AG	17,983
100	Kyushu Railway Co.	2,914
419	Mitsui OSK Lines Ltd.	10,030
892	MTR Corp. Ltd.	6,006
158	Nagoya Railroad Co. Ltd.	4,372
298	Nippon Express Co. Ltd.	15,849
898	Nippon Yusen KK	14,411
154	Odakyu Electric Railway Co. Ltd.	3,769
272	SATS Ltd.	1,049
258	Seibu Holdings, Inc.	4,301
299	SG Holdings Co. Ltd.	8,478
1,388	Singapore Airlines Ltd.	9,510
164	Sydney Airport	925
146	Tobu Railway Co. Ltd.	4,255
471	Tokyu Corp.	8,354
219	Transurban Group	2,265
138	West Japan Railway Co.	11,164
578	Yamato Holdings Co. Ltd.	11,754

	Total Transportation	386,167

	Utilities—5.8%
454	AGL Energy Ltd.	6,375
187	APA Group	1,417
797	AusNet Services	1,049
25,626	Centrica PLC	28,629
1,488	Chubu Electric Power Co., Inc.	20,875
840	Chugoku Electric Power Co., Inc. (The)	10,588
88	CK Infrastructure Holdings Ltd.	718
820	CLP Holdings Ltd.	9,048
2,554	E.ON SE	27,779
3,795	EDP—Energias de Portugal SA	14,443
295	Electric Power Development Co. Ltd.	6,703

The accompanying notes are an integral part of these financial statements.

81

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
4,161	Electricite de France SA	$52,527
40	Enagas SA1	1,069
690	Endesa SA1	17,766
10,091	Enel SpA	70,559
3,422	Engie SA	51,986
214	Fortum OYJ	4,736
1,198	HK Electric Investments & HK Electric Investments Ltd.	1,227
1,768	Hong Kong & China Gas Co. Ltd.	3,920
3,274	Iberdrola SA	32,683
659	Innogy SE2	31,295
2,076	Kansai Electric Power Co., Inc. (The)	23,787
1,525	Kyushu Electric Power Co., Inc.	14,975
563	Meridian Energy Ltd.	1,796
1,480	National Grid PLC	15,743
712	Naturgy Energy Group SA	19,646
114	Orsted A/S2	9,873
528	Osaka Gas Co. Ltd.	9,199
22	Power Assets Holdings Ltd.	158
79	Red Electrica Corp. SA1	1,648
418	RWE AG	10,315
73	Severn Trent PLC	1,903
464	Snam SpA	2,310
1,704	SSE PLC	24,333
1,111	Suez	16,055
320	Terna Rete Elettrica Nazionale SpA	2,041
80	Toho Gas Co. Ltd.	2,944
1,459	Tohoku Electric Power Co., Inc.	14,747
7,876	Tokyo Electric Power Co. Holdings, Inc.[3]	41,083
535	Tokyo Gas Co. Ltd.	12,600
2,299	Uniper SE1	69,720
183	United Utilities Group PLC	1,823
1,043	Veolia Environnement SA	25,442
24	Verbund AG	1,257

	Total Utilities	718,790

	Total Common Stocks (Cost $12,465,082)	12,226,755

	Preferred Stocks—0.8%
	Automobiles & Components—0.7%
107	Bayerische Motoren Werke AG, 6.20%	6,653
1	Porsche Automobil Holding SE, 3.72%	65
507	Volkswagen AG, 3.14%	85,578

	Total Automobiles & Components	92,296

	Capital Goods—0.0%[5]
105,932	Rolls-Royce Holdings PLC[3]	135
279,201	Rolls-Royce Holdings PLC, Class C3	355

	Total Capital Goods	490

	Health Care Equipment & Services—0.0%[5]
4	Sartorius AG, 0.34%	822

	Household & Personal Products—0.1%
74	Henkel AG & Co KGaA, 2.03%	7,249

Shares		Value
	Preferred Stocks (continued)
	Materials—0.0%[5]
28	FUCHS PETROLUB SE, 2.60%[1]	$1,103

	Total Preferred Stocks (Cost $99,744)	101,960

	Money Market Fund—0.0%[5]
4,624	Premier U.S. Government Money Portfolio, 2.26%[6,7] (Cost $4,624)	4,624

	Investment of Cash Collateral for Securities Loaned—2.8%
257,104	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[6,7]	257,104
85,667	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[6,7]	85,701

	Total Investment of Cash Collateral for Securities Loaned (Cost $342,802)	342,805

	Total Investments—102.6% (Cost $12,912,252)	12,676,144

	Liabilities in Excess of Other Assets—(2.6)%	(318,495)

	Net Assets—100.0%	$12,357,649

REIT—Real Estate Investment Trust

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $324,914; total value of the collateral held by the Fund was $342,805.
[2]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $139,067 or 1.13% of the Fund’s net assets at period end.

[3]	Non-income producing security.
[4]	American Depositary Receipt.
[5]	Less than 0.05%.
[6]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[7]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

The accompanying notes are an integral part of these financial statements.

82

Invesco International Revenue ETF (REFA) (continued)

June 30, 2019

Geographical Holdings

Country	Value	% of Net Assets
Japan	$4,275,106	34.6%
France	1,502,717	12.2
Germany	1,451,221	11.7
United Kingdom	1,251,475	10.1
Netherlands	695,812	5.6
Switzerland	648,098	5.2
Australia	408,114	3.3
Spain	381,276	3.1
United States	365,184	3.0
Italy	313,484	2.5
Hong Kong	280,891	2.3
Sweden	194,437	1.6
Singapore	145,779	1.2
Norway	108,605	0.9
Denmark	105,839	0.9
Belgium	101,435	0.8
Finland	88,877	0.7
Luxembourg	74,092	0.6
Ireland	55,133	0.5
Austria	53,524	0.4
Portugal	44,777	0.4
Israel	35,162	0.3
South Africa	29,975	0.2
Macau	21,220	0.2
China	13,242	0.1
Russia	10,473	0.1
New Zealand	10,333	0.1
Chile	4,023	0.0	[1]
Colombia	2,759	0.0	[1]
Mexico	1,827	0.0	[1]
United Arab Emirates	1,254	0.0	[1]

Total Investments	12,676,144	102.6
Liabilities in Excess of Other Assets	(318,495)	(2.6)

Net Assets	$12,357,649	100.0%

[1]	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

83

Schedule of Investments

Invesco Global Revenue ETF (RGLB)

June 30, 2019

Shares		Value
	Common Stocks—98.9%
	Automobiles & Components—6.4%
503	Aisin Seiki Co. Ltd.	$17,321
134	Aptiv PLC	10,831
5,000	BAIC Motor Corp. Ltd., Class H1	3,136
533	Bayerische Motoren Werke AG	39,508
551	Bridgestone Corp.[2]	21,694
1,095	Daimler AG	61,009
588	Denso Corp.	24,739
2,796	Fiat Chrysler Automobiles NV	39,056
5,343	Ford Motor Co.	54,659
4,515	Geely Automobile Holdings Ltd.	7,721
1,413	General Motors Co.	54,443
2,113	Honda Motor Co. Ltd.	54,620
73	Hyundai Mobis Co. Ltd.	14,889
281	Hyundai Motor Co.	34,071
1,006	Isuzu Motors Ltd.	11,457
515	Kia Motors Corp.	19,625
87	Lear Corp.	12,116
356	Magna International, Inc.	17,752
1,409	Mazda Motor Corp.	14,706
2,350	Mitsubishi Motors Corp.	11,255
201	NIO, Inc.[2,3,4]	513
6,075	Nissan Motor Co. Ltd.	43,507
1,386	Peugeot SA	34,203
695	Pirelli & C SpA[1]	4,114
459	Renault SA	28,901
604	Subaru Corp.	14,682
1,409	Sumitomo Electric Industries Ltd.	18,499
375	Suzuki Motor Corp.	17,626
5,569	Tata Motors Ltd.[3]	13,114
38	Tesla, Inc.[2,3]	8,491
1,907	Toyota Motor Corp.	118,378
503	Yamaha Motor Co. Ltd.	8,940

	Total Automobiles & Components	835,576

	Banks—7.9%
16,100	Agricultural Bank of China Ltd., Class A	8,439
51	Al Rajhi Bank	947
285	Alior Bank SA3	3,807
746	Australia & New Zealand Banking Group Ltd.	14,768
689	Axis Bank Ltd.[3]	8,071
112	Banco BBVA Argentina SA4	1,268
3,423	Banco Bilbao Vizcaya Argentaria SA	19,167
3,343	Banco Bradesco SA	29,177
55,418	Banco de Chile	8,154
1,619	Banco do Brasil SA	22,786
1,211	Banco Santander Brasil SA	14,364
7,353	Banco Santander SA	34,168
8,013	Bank Central Asia Tbk PT	17,002
2,276	Bank Millennium SA3	5,713
1,581	Bank of America Corp.	45,849
1,200	Bank of Chengdu Co. Ltd., Class A3	1,543
51,183	Bank of China Ltd., Class H	21,620
8,900	Bank of Communications Co. Ltd., Class A	7,930
2,317	BDO Unibank, Inc.	6,331
677	BNP Paribas SA	32,199
2,463	CaixaBank SA	7,063
6,500	China CITIC Bank Corp. Ltd., Class A	5,650
68,627	China Construction Bank Corp., Class H	59,118
1,200	China Merchants Bank Co. Ltd., Class A	6,286

Shares		Value
	Common Stocks (continued)
	Banks (continued)
6,320	China Minsheng Banking Corp. Ltd., Class A	$5,843
629	Citigroup, Inc.	44,049
473	Commercial International Bank Egypt SAE	2,091
763	Commerzbank AG	5,491
3,058	Credit Agricole SA	36,722
501	DNB ASA	9,325
9,644	Dubai Islamic Bank PJSC	13,469
183	Erste Group Bank AG3	6,802
6,035	Eurobank Ergasias SA3	5,945
313	FinecoBank Banca Fineco SpA	3,497
836	Grupo Financiero Banorte SAB de CV, Class O	4,846
4,678	HSBC Holdings PLC	39,110
1,770	ICICI Bank Ltd.	11,208
34,481	Industrial & Commercial Bank of China Ltd., Class H	25,157
1,651	ING Groep NV	19,170
1,402	Israel Discount Bank Ltd., Class A	5,727
526	JPMorgan Chase & Co.	58,807
2,527	Kasikornbank PCL	15,491
24,717	Lloyds Banking Group PLC	17,802
11,230	Masraf Al Rayan QSC	11,750
1,088	MCB Bank Ltd.	1,188
6,110	Mitsubishi UFJ Financial Group, Inc.	29,036
1,133	Moneta Money Bank AS1	3,884
1,762	National Bank of Greece SA3	4,836
78	National Commercial Bank	1,152
189	OTP Bank Nyrt	7,535
16,101	Postal Savings Bank of China Co. Ltd., Class H1,2	9,563
488	Royal Bank of Canada	38,864
3,680	Royal Bank of Scotland Group PLC	10,294
96	Saudi British Bank (The)	1,060
1,632	Sberbank of Russia PJSC[4]	25,100
912	Security Bank Corp.	3,026
5,031	Shanghai Commercial & Savings Bank Ltd. (The)	9,103
891	Societe Generale SA	22,546
1,459	Standard Chartered PLC	13,262
4,277	State Bank of India[3]	22,383
805	Sumitomo Mitsui Financial Group, Inc.	28,437
18	SVB Financial Group[3]	4,043
984	UniCredit SpA	12,131
8,409	VTB Bank PJSC	10,579
953	Wells Fargo & Co.	45,096

	Total Banks	1,026,840

	Capital Goods—10.4%
1,167	ABB Ltd.	23,448
396	ACS Actividades de Construccion y Servicios SA	15,833
302	AGC, Inc.	10,441
222	Airbus SE	31,521
7,125	Alfa SAB de CV, Class A	6,995
9,246	Alliance Global Group, Inc.	2,786
112	ANDRITZ AG	4,222
284	Arconic, Inc.	7,333
1,952	BAE Systems PLC	12,307
243	BOC Aviation Ltd.[1]	2,040
99	Boeing Co. (The)	36,037
3,120	Bombardier, Inc., Class B3	5,253
531	Bouygues SA	19,695
152	CAE, Inc.	4,096
172	Caterpillar, Inc.	23,442

The accompanying notes are an integral part of these financial statements.

84

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
10,528	China Communications Construction Co. Ltd., Class H	$9,420
3,907	China Communications Services Corp. Ltd., Class H	3,031
6,969	China Railway Construction Corp. Ltd., Class H	8,546
10,603	China Railway Group Ltd., Class H	8,062
2,900	China Shipbuilding Industry Co. Ltd., Class A	2,348
3,814	China State Construction International Holdings Ltd.	3,915
199	CIMIC Group Ltd.	6,252
24,222	CITIC Ltd.	34,911
133	CJ Corp.	11,634
1,073	CNH Industrial NV	11,019
100	Contemporary Amperex Technology Co. Ltd., Class A3	1,003
76	Cummins, Inc.	13,022
1,128	Daewoo Engineering & Construction Co. Ltd.[3]	4,826
170	Daewoo Shipbuilding & Marine Engineering Co. Ltd.[3]	4,814
124	DCC PLC	11,079
108	Deere & Co.	17,897
500	Dongfang Electric Corp. Ltd., Class A3	773
802	Embraer SA	4,062
147	Ferguson PLC	10,477
286	Fluor Corp.	9,635
5,540	Fosun International Ltd.	7,361
101	Fuji Electric Co. Ltd.	3,483
104	General Dynamics Corp.	18,909
4,189	General Electric Co.	43,984
172	GS Engineering & Construction Corp.	6,011
622	Hanwha Corp.	14,383
161	HD Supply Holdings, Inc.[3]	6,485
48	HEICO Corp.[2]	6,423
1,107	Hino Motors Ltd.	9,319
200	Hitachi Construction Machinery Co. Ltd.	5,201
101	HOCHTIEF AG	12,319
29	Huntington Ingalls Industries, Inc.	6,517
146	Hyundai Engineering & Construction Co. Ltd.	6,777
43	Hyundai Heavy Industries Holdings Co. Ltd.	12,066
302	IHI Corp.	7,280
88	Ingersoll-Rand PLC	11,147
1,934	ITOCHU Corp.	36,987
103	Jacobs Engineering Group, Inc.	8,692
692	Jardine Matheson Holdings Ltd.	43,610
678	Jardine Strategic Holdings Ltd.	25,852
201	JGC Corp.	2,757
378	Johnson Controls International PLC	15,615
600	JTEKT Corp.	7,273
632	Kajima Corp.	8,670
300	Kawasaki Heavy Industries Ltd.	7,053
404	Kingspan Group PLC	21,973
54	Knorr-Bremse AG	6,027
5,591	KOC Holding AS	16,955
479	Komatsu Ltd.	11,559
56	Korea Shipbuilding & Offshore Engineering Co. Ltd.[3]	5,747
604	Kubota Corp.	10,052
491	Leonardo SpA	6,232
604	LIXIL Group Corp.	9,553

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
65	Lockheed Martin Corp.	$23,630
3,825	Marubeni Corp.	25,313
17,998	Metallurgical Corp. of China., Ltd., Class H	4,815
300	MINEBEA MITSUMI, Inc.	5,082
127	MISUMI Group, Inc.	3,185
1,771	Mitsubishi Corp.	46,683
1,363	Mitsubishi Electric Corp.	17,952
403	Mitsubishi Heavy Industries Ltd.	17,547
1,447	Mitsui & Co. Ltd.	23,557
100	MonotaRO Co. Ltd.	2,437
63	Nabtesco Corp.[2]	1,751
42	Northrop Grumman Corp.	13,571
704	NSK Ltd.	6,273
1,000	Obayashi Corp.	9,848
645	Posco International Corp.	10,251
73	Raytheon Co.	12,693
791	Rolls-Royce Holdings PLC[3]	8,460
183	Samsung C&T Corp.	15,167
226	Samsung Engineering Co. Ltd.[3]	3,357
577	Samsung Heavy Industries Co. Ltd.[3]	4,078
64	Schindler Holding AG	14,264
600	Shenzhen Inovance Technology Co. Ltd., Class A3	2,001
316	Siemens AG	37,641
247	Siemens Gamesa Renewable Energy SA	4,112
2,000	Sinotruk Hong Kong Ltd.	3,461
198	SK Holdings Co. Ltd.	39,783
231	SNC-Lavalin Group, Inc.	4,681
42	Spirax-Sarco Engineering PLC	4,910
64	Spirit AeroSystems Holdings, Inc., Class A	5,208
1,409	Sumitomo Corp.	21,349
200	Taisei Corp.	7,267
185	Textron, Inc.	9,812
457	Toshiba Corp.	14,231
100	TOTO Ltd.	3,949
805	Toyota Tsusho Corp.	24,395
230	United Technologies Corp.	29,946
54	Vestas Wind Systems A/S	4,672
331	Vinci SA	33,947
1,285	Volvo AB, Class B	20,407
25	W.W. Grainger, Inc.	6,706
59	Wabtec Corp.[2]	4,234
1,752	Weichai Power Co. Ltd., Class H	2,960

	Total Capital Goods	1,360,033

	Commercial & Professional Services—0.8%
81	Copart, Inc.[3]	6,054
788	Country Garden Services Holdings Co. Ltd.	1,822
500	Dai Nippon Printing Co. Ltd.	10,655
2,457	G4S PLC	6,504
194	ISS A/S	5,864
129	ManpowerGroup, Inc.	12,461
201	Persol Holdings Co. Ltd.	4,722
275	Randstad NV	15,126
302	Recruit Holdings Co. Ltd.	10,074
1,233	Rentokil Initial PLC	6,238
9	SGS SA	22,957

	Total Commercial & Professional Services	102,477

The accompanying notes are an integral part of these financial statements.

85

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Durables & Apparel—2.0%
42	adidas AG	$12,986
89	Capri Holdings Ltd.[3]	3,087
197	D.R. Horton, Inc.	8,497
483	Electrolux AB, Series B	12,353
26	Fila Korea Ltd.	1,727
3,123	Haier Electronics Group Co. Ltd.[3]	8,634
777	Husqvarna AB, Class B	7,274
604	Iida Group Holdings Co. Ltd.	9,755
312	LG Electronics, Inc.	21,428
1,006	Li Ning Co. Ltd.	2,372
71	LVMH Moet Hennessy Louis Vuitton SE	30,264
288	Newell Brands, Inc.	4,441
218	NIKE, Inc., Class B	18,301
100	Oppein Home Group, Inc., Class A	1,567
3,694	Panasonic Corp.	30,775
58	Polaris Industries, Inc.	5,291
185	PulteGroup, Inc.	5,850
56	PVH Corp.	5,300
201	Sega Sammy Holdings, Inc.	2,442
906	Sharp Corp.	9,940
539	Sony Corp.	28,256
2,000	Tatung Co. Ltd.[3]	1,207
141	Under Armour, Inc., Class A3	3,574
101	VF Corp.	8,822
78	Whirlpool Corp.	11,104
2,724	Yue Yuen Industrial Holdings Ltd.	7,462
1,300	Zhejiang Semir Garment Co. Ltd., Class A	2,093

	Total Consumer Durables & Apparel	264,802

	Consumer Services—0.9%
1,378	Alsea SAB de CV3	2,710
386	Aramark	13,919
300	Benesse Holdings, Inc.	6,984
1,006	China Education Group Holdings Ltd.	1,571
6	Chipotle Mexican Grill, Inc.[3]	4,397
102	Flight Centre Travel Group Ltd.	2,974
110	Hilton Worldwide Holdings, Inc.	10,752
87	Marriott International, Inc., Class A	12,205
368	Melco Resorts & Entertainment Ltd.[4]	7,993
345	MGM Resorts International	9,857
7,666	Minor International PCL	10,249
174	Saudi Airlines Catering Co.	3,962
5,788	SJM Holdings Ltd.	6,586
1,100	Songcheng Performance Development Co. Ltd., Class A	3,706
128	Stars Group, Inc. (The)[3]	2,189
2,183	Tabcorp Holdings Ltd.	6,817
1,107	TUI AG	10,882
142	Yum China Holdings, Inc.	6,560

	Total Consumer Services	124,313

	Diversified Financials—3.2%
234	Ally Financial, Inc.	7,252
62	Ameriprise Financial, Inc.	9,000
129	ASX Ltd.	7,457
258	AXA Equitable Holdings, Inc.	5,392
201	Banco BTG Pactual SA	2,668
259	Berkshire Hathaway, Inc., Class B3	55,211
511	Brookfield Asset Management, Inc., Class A	24,499
700	Caitong Securities Co. Ltd., Class A	1,119

Shares		Value
	Common Stocks (continued)
	Diversified Financials (continued)
160	Capital One Financial Corp.	$14,518
34	Cboe Global Markets, Inc.	3,523
166	Challenger Ltd.	773
308	CI Financial Corp.	5,030
1,485	Credit Suisse Group AG3	17,828
2,093	Deutsche Bank AG	16,160
400	East Money Information Co. Ltd., Class A	789
864	EXOR NV	60,610
23	FactSet Research Systems, Inc.	6,591
96	Goldman Sachs Group, Inc. (The)	19,642
135	GT Capital Holdings, Inc.	2,477
5,810	Haci Omer Sabanci Holding AS	8,629
101	Hargreaves Lansdown PLC	2,467
100	Hithink RoyalFlush Information Network Co. Ltd., Class A	1,432
900	Huaxi Securities Co., Ltd., Class A	1,376
312	Jefferies Financial Group, Inc.	6,000
134	KKR & Co., Inc., Class A	3,386
9	MarketAxess Holdings, Inc.	2,893
761	Meritz Securities Co. Ltd.	3,533
475	Morgan Stanley	20,810
1,500	Muangthai Capital PCL	2,764
216	Onex Corp.	13,057
726	ORIX Corp.	10,835
180	Reinet Investments SCA	2,900
46	S&P Global, Inc.	10,478
700	SDIC Capital Co., Ltd., Class A	1,428
4,031	Singapore Exchange Ltd.	23,597
1,116	Standard Life Aberdeen PLC	4,184
245	Synchrony Financial	8,494
100	Tokyo Century Corp.	4,218
1,849	UBS Group AG3	21,998
121	Voya Financial, Inc.	6,691

	Total Diversified Financials	421,709

	Energy—11.0%
634	Baker Hughes a GE Co.	15,615
11,737	Banpu PCL	5,741
2,878	Bharat Petroleum Corp. Ltd.	16,363
15,122	BP PLC	105,582
13,236	Bukit Asam Tbk PT	2,773
426	Caltex Australia Ltd.	7,399
650	Cenovus Energy, Inc.	5,745
497	Chevron Corp.	61,847
3,332	China Oilfield Services Ltd., Class H	3,297
54,325	China Petroleum & Chemical Corp., Class H	36,924
11,281	CNOOC Ltd.	19,291
507	ConocoPhillips	30,927
796	Empresas COPEC SA	8,704
459	Enbridge, Inc.	16,614
2,170	Eni SpA	36,094
224	EOG Resources, Inc.	20,868
1,486	Equinor ASA	29,359
1,329	Exxon Mobil Corp.	101,841
7,234	Gazprom PJSC[4]	52,996
202	Grupa Lotos SA	4,588
4,800	Guanghui Energy Co., Ltd., Class A	2,488
3,533	Hindustan Petroleum Corp. Ltd.	14,845
187	HollyFrontier Corp.	8,654
688	Idemitsu Kosan Co. Ltd.	20,690

The accompanying notes are an integral part of these financial statements.

86

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Energy (continued)
12,010	Indian Oil Corp. Ltd.	$27,125
1,113	John Wood Group PLC	6,403
7,246	JXTG Holdings, Inc.	35,941
626	LUKOIL PJSC[4]	52,847
669	Marathon Petroleum Corp.	37,384
258	Neste OYJ	8,767
8,377	Oil & Natural Gas Corp. Ltd.	20,358
209	OMV AG	10,199
831	Origin Energy Ltd.	4,263
18,300	PetroChina Co. Ltd., Class A	18,331
4,448	Petroleo Brasileiro SA	34,840
473	Phillips 66	44,244
583	Plains GP Holdings LP, Class A3	14,557
451	Polski Koncern Naftowy ORLEN SA	10,882
552	PrairieSky Royalty Ltd.	7,773
21,065	PTT PCL	33,486
620	Qatar Fuel QSC	3,654
209	Rabigh Refining & Petrochemical Co.[3]	1,151
1,627	Reliance Industries Ltd.[3]	29,536
1,474	Repsol SA	23,139
6,825	Rosneft Oil Co. PJSC[3]	44,704
4,287	Royal Dutch Shell PLC, Class A	140,357
143	SK Innovation Co. Ltd.	19,692
147	S-Oil Corp.	10,656
565	TechnipFMC PLC	14,656
1,366	TOTAL SA	76,652
452	Tupras Turkiye Petrol Rafinerileri AS	8,987
2,109	Ultrapar Participacoes SA	11,060
493	Valero Energy Corp.	42,206
101	Washington H Soul Pattinson & Co. Ltd.	1,559
512	WorleyParsons Ltd.	5,285
1,200	Yanzhou Coal Mining Co. Ltd., Class A	1,899
112	YPF SA4	2,040

	Total Energy	1,433,878

	Food & Staples Retailing—5.3%
1,711	Aeon Co. Ltd.	29,395
300	Alimentation Couche-Tard, Inc., Class B	18,919
5,134	Berli Jucker PCL	8,454
529	Bid Corp. Ltd.	11,517
1,745	Carrefour SA	33,743
450	Casino Guichard Perrachon SA2	15,374
433	Clicks Group Ltd.	6,304
225	Costco Wholesale Corp.	59,459
298	Empire Co. Ltd., Class A	7,521
294	George Weston Ltd.	22,357
6,176	J Sainsbury PLC	15,402
1,258	Koninklijke Ahold Delhaize NV	28,334
1,720	Kroger Co. (The)	37,341
743	Magnit PJSC	10,829
886	METRO AG2	16,219
191	Raia Drogasil SA	3,792
805	Seven & i Holdings Co. Ltd.	27,257
7,064	Sun Art Retail Group Ltd.	6,691
389	Sysco Corp.	27,510
10,064	Tesco PLC	29,037
944	Walgreens Boots Alliance, Inc.	51,609
4,338	Wal-Mart de Mexico SAB de CV	11,832
1,761	Walmart, Inc.	194,573
100	Welcia Holdings Co. Ltd.	4,070

Shares		Value
	Common Stocks (continued)
	Food & Staples Retailing (continued)
859	Woolworths Group Ltd.	$20,031

	Total Food & Staples Retailing	697,570

	Food, Beverage & Tobacco—3.6%
302	Ajinomoto Co., Inc.	5,236
1,757	Anadolu Efes Biracilik Ve Malt Sanayii AS	6,042
352	Anheuser-Busch InBev SA	31,203
504	Arca Continental SAB de CV	2,724
624	Archer-Daniels-Midland Co.	25,459
180	Asahi Group Holdings Ltd.	8,094
289	Associated British Foods PLC	9,059
419	BRF SA3	3,227
314	British American Tobacco PLC	10,986
334	Bunge Ltd.	18,607
101	Calbee, Inc.	2,726
11,316	Charoen Pokphand Foods PCL	10,424
20,125	China Agri-Industries Holdings Ltd.	6,466
845	China Mengniu Dairy Co. Ltd.[3]	3,272
1,073	China Resources Beer Holdings Co. Ltd.	5,095
34	CJ CheilJedang Corp.	8,746
388	Coca-Cola Amatil Ltd.	2,783
184	Coca-Cola Bottlers Japan Holdings, Inc.	4,661
449	Fomento Economico Mexicano SAB de CV	4,346
5,153	Genting Plantations Bhd	12,469
2,266	Grupo Bimbo SAB de CV, Series A	4,721
205	Hormel Foods Corp.[2]	8,311
12,130	Indofood Sukses Makmur Tbk PT	6,032
59	Ingredion, Inc.	4,867
490	Japan Tobacco, Inc.	10,822
2,914	JBS SA	16,134
100	Kikkoman Corp.	4,353
346	Kirin Holdings Co. Ltd.	7,462
40	Lamb Weston Holdings, Inc.	2,534
101	MEIJI Holdings Co. Ltd.	7,218
93	Molson Coors Brewing Co., Class B	5,208
276	Mondelez International, Inc., Class A	14,876
466	Nestle SA	48,301
201	Nisshin Seifun Group, Inc.	4,588
6	Ottogi Corp.	3,560
212	PepsiCo, Inc.	27,800
145	Philip Morris International, Inc.	11,387
4,000	QL Resources Bhd	6,621
215	Saputo, Inc.	6,450
7,522	Sime Darby Plantation Bhd	8,955
2,456	Standard Foods Corp.	4,800
289	Tiger Brands Ltd.	4,585
2,617	Tingyi Cayman Islands Holding Corp.	4,368
101	Toyo Suisan Kaisha Ltd.	4,162
158	Tyson Foods, Inc., Class A	12,757
200	Wens Foodstuffs Group Co. Ltd., Class A	1,044
10,844	WH Group Ltd.[1]	10,993
12,343	Wilmar International Ltd.	33,755
302	Yamazaki Baking Co. Ltd.	4,566

	Total Food, Beverage & Tobacco	472,855

	Health Care Equipment & Services—5.1%
450	Aier Eye Hospital Group Co. Ltd., Class A	2,029
604	Alfresa Holdings Corp.	14,901
815	AmerisourceBergen Corp.	69,487
131	Anthem, Inc.	36,970

The accompanying notes are an integral part of these financial statements.

87

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
200	Asahi Intecc Co. Ltd.	$4,927
1,133	Cardinal Health, Inc.	53,364
33	Carl Zeiss Meditec AG	3,260
451	Centene Corp.[3]	23,650
335	Cigna Corp.	52,779
1,612	CVS Health Corp.	87,838
154	DaVita, Inc.[3]	8,664
20	DexCom, Inc.[3]	2,997
421	Fisher & Paykel Healthcare Corp. Ltd.	4,372
135	Fresenius Medical Care AG & Co. KGaA	10,614
289	Fresenius SE & Co. KGaA	15,692
159	HCA Healthcare, Inc.	21,492
7,754	IHH Healthcare Bhd	10,883
500	Lepu Medical Technology Beijing Co. Ltd., Class A	1,676
599	McKesson Corp.	80,500
805	Medipal Holdings Corp.	17,775
302	Notre Dame Intermedica Participacoes SA	3,177
100	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,376
272	Siemens Healthineers AG1	11,495
88	STERIS PLC	13,101
224	Suzuken Co. Ltd.	13,140
341	UnitedHealth Group, Inc.	83,207
37	WellCare Health Plans, Inc.[3]	10,548

	Total Health Care Equipment & Services	660,914

	Household & Personal Products—0.9%
20	Amorepacific Corp.	2,849
78	AMOREPACIFIC Group	4,208
349	Coty, Inc., Class A	4,677
491	Essity AB, Class B	15,103
610	Hengan International Group Co. Ltd.	4,486
315	Natura Cosmeticos SA	4,643
100	Pigeon Corp.	4,024
312	Procter & Gamble Co. (The)	34,211
101	Shiseido Co. Ltd.	7,613
2,911	Unilever Indonesia Tbk PT	9,272
482	Unilever NV	29,399

	Total Household & Personal Products	120,485

	Insurance—5.2%
1,829	Aegon NV	9,119
189	Aflac, Inc.	10,359
2,429	AIA Group Ltd.	26,194
7	Alleghany Corp.[3]	4,768
116	Allianz SE	28,005
155	Allstate Corp. (The)	15,762
205	American International Group, Inc.	10,922
38	Aon PLC	7,333
84	Arthur J. Gallagher & Co.	7,358
1,229	Assicurazioni Generali SpA	23,177
44	Assurant, Inc.	4,681
2,408	Aviva PLC	12,764
1,671	AXA SA	43,958
3,796	China Life Insurance Co. Ltd., Class H	9,349
1,512	China Pacific Insurance Group Co. Ltd., Class H	5,913
3,094	China Taiping Insurance Holdings Co. Ltd.[3]	8,277
90	Chubb Ltd.	13,256
52	Cincinnati Financial Corp.	5,391

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
796	CNP Assurances	$18,093
1,308	Dai-ichi Life Holdings, Inc.	19,728
113	DB Insurance Co. Ltd.	5,803
1,147	Direct Line Insurance Group PLC	4,844
16	Erie Indemnity Co., Class A	4,068
10	Everest Re Group Ltd.	2,472
11	Fairfax Financial Holdings Ltd.	5,411
94	Fidelity National Financial, Inc.	3,788
477	Great-West Lifeco, Inc.	11,006
2,719	Hanwha Life Insurance Co. Ltd.	7,712
197	Hyundai Marine & Fire Insurance Co. Ltd.	4,854
85	iA Financial Corp., Inc.	3,470
102	ICICI Lombard General Insurance Co. Ltd.[1]	1,644
792	Insurance Australia Group Ltd.	4,591
58	Intact Financial Corp.	5,371
2,415	Japan Post Holdings Co. Ltd.	27,346
855	Liberty Holdings Ltd.	6,406
78	Loews Corp.	4,264
360	Manulife Financial Corp.	6,557
2,171	Mapfre SA2	6,356
5	Markel Corp.[3]	5,448
1,197	Medibank Pvt Ltd.	2,932
330	MetLife, Inc.	16,391
604	MS&AD Insurance Group Holdings, Inc.	19,173
75	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,850
12,547	People’s Insurance Co. Group of China Ltd. (The), Class H	4,898
4,887	PICC Property & Casualty Co. Ltd., Class H	5,273
1,340	Ping An Insurance Group Co. of China Ltd., Class H	16,089
566	Poste Italiane SpA[1]	5,969
375	Power Corp. of Canada	8,095
464	Power Financial Corp.	10,695
223	Powszechny Zaklad Ubezpieczen SA	2,611
135	Prudential Financial, Inc.	13,635
765	Prudential PLC	16,707
371	QBE Insurance Group Ltd.	3,080
39	Reinsurance Group of America, Inc.	6,085
11	RenaissanceRe Holdings Ltd.	1,958
774	RSA Insurance Group PLC	5,682
36	Samsung Fire & Marine Insurance Co. Ltd.	8,356
125	Samsung Life Insurance Co. Ltd.	9,050
228	SCOR SE	10,012
302	Sompo Holdings, Inc.	11,663
201	Sony Financial Holdings, Inc.	4,828
255	Sul America SA	2,496
159	Sun Life Financial, Inc.	6,599
227	Suncorp Group Ltd.	2,146
600	T&D Holdings, Inc.	6,513
302	Tokio Marine Holdings, Inc.	15,134
54	Torchmark Corp.	4,831
84	Travelers Cos., Inc. (The)	12,560
110	Unum Group	3,691
108	W.R. Berkley Corp.	7,120
30	Willis Towers Watson PLC	5,746

	Total Insurance	674,686

The accompanying notes are an integral part of these financial statements.

88

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials—6.7%
64	Advanced Petrochemical Co.	$1,024
135	Akzo Nobel NV	12,705
1,700	Aluminum Corp of China Ltd., Class A3	970
10,775	Aluminum Corp. of China Ltd., Class H3	3,820
1,905	Ambuja Cements Ltd.	5,874
652	Amcor PLC[3]	7,491
89	Anglo American Platinum Ltd.	5,282
534	AngloGold Ashanti Ltd.	9,619
1,765	ArcelorMittal	31,629
1,003	Asahi Kasei Corp.	10,692
86	Avery Dennison Corp.	9,949
127	Ball Corp.	8,889
12,027	Barito Pacific Tbk PT	2,733
463	BASF SE	33,703
481	BlueScope Steel Ltd.	4,067
320	Boliden AB	8,190
102	CCL Industries, Inc., Class B	5,013
11,953	Cemex SAB de CV	5,033
181	Chemours Co. (The)	4,344
8,000	China Hongqiao Group Ltd.	5,642
6,260	China National Building Material Co. Ltd., Class H	5,489
6,000	China Oriental Group Co. Ltd.	3,510
253	Corteva, Inc.[3]	7,481
186	Covestro AG1	9,470
104	Crown Holdings, Inc.[3]	6,354
448	Dow, Inc.	22,091
253	DuPont de Nemours, Inc.	18,993
765	Evraz PLC	6,477
4,025	Formosa Chemicals & Fibre Corp.	13,348
807	Freeport-McMoRan, Inc.	9,369
21,274	Glencore PLC[3]	74,011
573	Grasim Industries Ltd.	7,588
1,715	Grupo Mexico SAB de CV, Series B	4,550
134	HeidelbergCement AG	10,859
900	Hengyi Petrochemical Co. Ltd., Class A	1,790
3,052	Hindalco Industries Ltd.	9,155
6,400	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	3,066
254	International Paper Co.	11,003
153	Jastrzebska Spolka Weglowa SA3	1,937
1,100	JFE Holdings, Inc.	16,157
7,836	Jiangxi Copper Co. Ltd., Class H	10,431
317	Johnson Matthey PLC	13,431
1,132	Kinross Gold Corp.[3]	4,383
51	Kirkland Lake Gold Ltd.	2,202
1,409	Kobe Steel Ltd.	9,220
131	Kumba Iron Ore Ltd.	4,639
333	LafargeHolcim Ltd.[3]	16,281
42	LG Chem Ltd.	12,895
34	Lotte Chemical Corp.	7,435
256	LyondellBasell Industries NV, Class A	22,049
6,000	Maanshan Iron & Steel Co. Ltd., Class H	2,381
302	Maruichi Steel Tube Ltd.	8,390
1,659	Mexichem SAB de CV	3,479
2,486	Mitsubishi Chemical Holdings Corp.	17,366
300	Mitsubishi Materials Corp.	8,534
678	MMC Norilsk Nickel PJSC[4]	15,397
8,050	Nan Ya Plastics Corp.	20,372
4,807	Nine Dragons Paper Holdings Ltd.[3]	4,264
100	Nippon Paint Holdings Co. Ltd.	3,880

Shares		Value
	Common Stocks (continued)
	Materials (continued)
1,691	Nippon Steel Corp.	$29,020
1,200	Oji Holdings Corp.	6,928
406	Orica Ltd.	5,775
3,491	Pabrik Kertas Tjiwi Kimia Tbk PT	3,107
335	Pidilite Industries Ltd.	5,894
131	POSCO	27,740
47	POSCO Chemical Co., Ltd.	2,182
1,450	Sappi Ltd.	5,644
360	Sasol Ltd.	8,941
46	Saudi Arabian Fertilizer Co.	1,040
70	Saudi Arabian Mining Co.[3]	907
262	Saudi Basic Industries Corp.	7,978
1,624	South32 Ltd.	3,624
140	Southern Copper Corp.	5,439
2,683	Sumitomo Chemical Co. Ltd.	12,451
200	Sumitomo Metal Mining Co. Ltd.	5,976
200	Taiheiyo Cement Corp.	6,052
1,593	Tata Steel Ltd.	11,640
246	Teck Resources Ltd., Class B	5,689
1,239	thyssenkrupp AG	18,096
13,600	Tongling Nonferrous Metals Group Co. Ltd., Class A	4,871
1,777	Toray Industries, Inc.	13,511
201	Toyo Seikan Group Holdings Ltd.	3,989
2,100	Transfar Zhilian Co. Ltd., Class A	2,302
411	Umicore SA	13,199
1,282	Vale SA	17,334
2,861	Vedanta Ltd.	7,226
54	West Fraser Timber Co. Ltd.	2,467
88	Westlake Chemical Corp.	6,112
226	WestRock Co.	8,242
228	Wheaton Precious Metals Corp.	5,526
74	Yanbu National Petrochemical Co.	1,243
184	Yara International ASA	8,930
3,185	Zhaojin Mining Industry Co. Ltd., Class H	3,567

	Total Materials	879,038

	Media & Entertainment—1.8%
42	Alphabet, Inc., Class A3	45,478
132	Altice USA, Inc., Class A3	3,214
46	Charter Communications, Inc., Class A3	18,178
400	China Literature Ltd.[1,3]	1,884
858	Comcast Corp., Class A	36,276
100	CyberAgent, Inc.	3,624
188	Fox Corp., Class A	6,888
1,402	Grupo Televisa SAB, Series CPO	2,368
503	Hakuhodo DY Holdings, Inc	8,469
245	Liberty Global PLC, Class A3	6,613
114	Live Nation Entertainment, Inc.[3]	7,553
300	Mango Excellent Media Co. Ltd., Class A3	1,793
295	Megacable Holdings SAB de CV	1,252
20	Netflix, Inc.[3]	7,346
672	News Corp., Class A	9,065
453	Pearson PLC	4,724
254	Quebecor, Inc., Class B	6,063
63	Schibsted ASA, Class B	1,643
142	Snap, Inc., Class A3	2,031
448	Tencent Holdings Ltd.	20,220
100	Tencent Music Entertainment Group[2,3,4]	1,499
221	Viacom, Inc., Class B	6,601

The accompanying notes are an integral part of these financial statements.

89

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Media & Entertainment (continued)
225	Walt Disney Co. (The)	$31,419
1,912	Yahoo Japan Corp.	5,608

	Total Media & Entertainment	239,809

	Pharmaceuticals, Biotechnology & Life Sciences—2.6%
157	AbbVie, Inc.	11,417
49	Allergan PLC	8,204
79	Amgen, Inc.	14,558
148	AstraZeneca PLC	12,127
138	Bausch Health Cos., Inc.[3]	3,489
253	Bayer AG	17,558
231	Bristol-Myers Squibb Co.	10,476
7	Canopy Growth Corp.[3]	283
69	Celgene Corp.[3]	6,378
7,612	China Resources Pharmaceutical Group Ltd.[1]	8,584
200	Chongqing Zhifei Biological Products Co. Ltd., Class A	1,255
88	Divi’s Laboratories Ltd.	2,036
121	Elanco Animal Health, Inc.[3]	4,090
10	Exact Sciences Corp.[3]	1,180
171	Gilead Sciences, Inc.	11,553
936	GlaxoSmithKline PLC	18,781
100	Hangzhou Tigermed Consulting Co. Ltd., Class A3	1,123
14	Ionis Pharmaceuticals, Inc.[3]	900
52	IQVIA Holdings, Inc.[3]	8,367
249	Johnson & Johnson	34,681
243	Merck & Co., Inc.	20,376
262	Mylan NV3	4,988
139	Novo Nordisk A/S, Class B	7,094
56	PerkinElmer, Inc.	5,395
70	Perrigo Co. PLC	3,333
577	Pfizer, Inc.	24,996
101	Roche Holding AG	28,451
261	Sanofi	22,562
26	Sartorius Stedim Biotech	4,107
100	Shenzhen Kangtai Biological Products Co. Ltd., Class A3	764
406	Takeda Pharmaceutical Co. Ltd.	14,406
585	Teva Pharmaceutical Industries Ltd.[3,4]	5,400
50	Thermo Fisher Scientific, Inc.	14,684
141	WuXi AppTec Co. Ltd., Class H1	1,236

	Total Pharmaceuticals, Biotechnology & Life Sciences	334,832

	Real Estate—1.9%
2,366	Agile Group Holdings Ltd.	3,168
278	Aroundtown SA	2,294
97	Camden Property Trust	10,126
245	CBRE Group, Inc., Class A3	12,568
1,006	China Aoyuan Group Ltd.	1,414
7,206	China Evergrande Group[2]	20,200
4,348	China Jinmao Holdings Group Ltd.	2,644
1,729	China Overseas Land & Investment Ltd.	6,374
2,293	China Resources Land Ltd.	10,096
12,939	Country Garden Holdings Co. Ltd.	19,675
101	Daito Trust Construction Co. Ltd.	12,876
448	Daiwa House Industry Co. Ltd.	13,061
3,305	Emaar Development PJSC	3,608
81	Equity LifeStyle Properties, Inc.	9,828
394	First Capital Realty, Inc.[2]	6,591

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
2,000	Future Land Development Holdings Ltd.	$2,632
449	H&R Real Estate Investment Trust	7,848
59	Jones Lang LaSalle, Inc.	8,301
5,031	Kaisa Group Holdings Ltd.[3]	2,486
31	Land & Houses PCL	11
439	Lendlease Group	4,005
1,902	Longfor Group Holdings Ltd	7,170
18,192	Megaworld Corp.[3]	2,166
696	Mirvac Group	1,529
403	Mitsui Fudosan Co. Ltd.	9,772
201	Nomura Real Estate Holdings, Inc.	4,321
1,100	Oceanwide Holdings Co. Ltd., Class A	894
35	Public Storage	8,336
481	RioCan Real Estate Investment Trust	9,567
4,959	Robinsons Land Corp.	2,550
8,050	Shenzhen Investment Ltd.	2,967
1,731	Shimao Property Holdings Ltd.	5,273
10,300	Sime Darby Property Bhd	2,567
5,818	Sino-Ocean Group Holding Ltd.	2,472
323	SmartCentres Real Estate Investment Trust[2]	8,209
74	Sun Communities, Inc.	9,486
704	Tokyu Fudosan Holdings Corp.	3,888
117	WP Carey, Inc.	9,498

	Total Real Estate	250,471

	Retailing—3.7%
41	Advance Auto Parts, Inc.	6,320
98	Alibaba Group Holding Ltd.[3,4]	16,606
44	Amazon.com, Inc.[3]	83,320
200	B2W Cia Digital[3]	1,707
266	Best Buy Co., Inc.	18,548
27	Burlington Stores, Inc.[3]	4,594
89	Canadian Tire Corp. Ltd., Class A	9,718
120	CarMax, Inc.[3]	10,420
118	Dollar General Corp.	15,949
105	Dollar Tree, Inc.[3]	11,276
370	Gap, Inc. (The)	6,649
145	Genuine Parts Co.	15,019
49,531	GOME Retail Holdings Ltd.[3]	5,325
28	GrubHub, Inc.[3]	2,184
588	Hennes & Mauritz AB, Class B	10,480
231	Home Depot, Inc. (The)	48,041
906	Isetan Mitsukoshi Holdings Ltd.	7,350
20	Jarir Marketing Co.	881
723	JD.com, Inc.[3,4]	21,900
2,853	Kingfisher PLC	7,803
151	Kohl’s Corp.	7,180
265	L Brands, Inc.	6,916
59	Lotte Shopping Co. Ltd.	8,201
254	Lowe’s Cos., Inc.	25,631
486	Macy’s, Inc.	10,429
100	Magazine Luiza SA	5,508
3,169	Marks & Spencer Group PLC[2]	8,498
500	Meituan Dianping, Class B3	4,384
217	Nordstrom, Inc.[2]	6,914
124	Ocado Group PLC[3]	1,842
2,013	Petrobras Distribuidora SA	13,131
500	Qurate Retail, Inc.[3]	6,195
399	Target Corp.	34,557
495	Vipshop Holdings Ltd.[3,4]	4,272

The accompanying notes are an integral part of these financial statements.

90

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
14	Wayfair, Inc., Class A3	$2,044
568	Wesfarmers Ltd.	14,413
2,200	Yamada Denki Co. Ltd.	9,740
2,516	Zhongsheng Group Holdings Ltd.	7,004
100	ZOZO, Inc.	1,874

	Total Retailing	482,823

	Semiconductors & Semiconductor Equipment—1.1%
201	Advantest Corp.	5,531
716	Intel Corp.	34,275
473	Micron Technology, Inc.[3]	18,253
126	NXP Semiconductors NV	12,299
156	QUALCOMM, Inc.	11,867
1,409	Renesas Electronics Corp.[3]	6,997
319	SK Hynix, Inc.	19,201
3,968	Taiwan Semiconductor Manufacturing Co. Ltd.	30,533
6,000	Xinyi Solar Holdings Ltd.	2,957

	Total Semiconductors & Semiconductor Equipment	141,913

	Software & Services—2.4%
300	360 Security Technology, Inc., Class A3	934
114	Accenture PLC, Class A	21,064
2	Adyen NV1,3	1,546
30	Alliance Data Systems Corp.	4,204
75	Atos SE	6,279
72	Automatic Data Processing, Inc.	11,904
48	Cadence Design Systems, Inc.[3]	3,399
108	CGI, Inc.[3]	8,321
21	Check Point Software Technologies Ltd.[3]	2,428
146	Cognizant Technology Solutions Corp., Class A	9,255
174	Computershare Ltd.	1,979
3	Constellation Software, Inc.	2,834
23	DocuSign, Inc.[3]	1,143
55	Dropbox, Inc., Class A3	1,378
173	DXC Technology Co.	9,541
26	EPAM Systems, Inc.[3]	4,501
26	Fortinet, Inc.[3]	1,998
191	Fujitsu Ltd.	13,317
83	GoDaddy, Inc., Class A3	5,822
301	HCL Technologies Ltd.	4,642
671	Infosys Ltd.	7,116
235	International Business Machines Corp.	32,406
101	Itochu Techno-Solutions Corp.	2,589
43	Jack Henry & Associates, Inc.	5,759
87	Leidos Holdings, Inc.	6,947
354	Microsoft Corp.	47,422
6	MongoDB, Inc.[3]	912
16	Okta, Inc.[3]	1,976
354	Oracle Corp.	20,167
100	Otsuka Corp.	4,024
14	Palo Alto Networks, Inc.[3]	2,853
7	Paycom Software, Inc.[3]	1,587
32	PTC, Inc.[3]	2,872
34	Samsung SDS Co. Ltd.	6,331
47	Synopsys, Inc.[3]	6,048
13	Tableau Software, Inc., Class A3	2,158
294	Tata Consultancy Services Ltd.	9,486
368	Tech Mahindra Ltd.	3,767
81	Total System Services, Inc.	10,390

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
12	Twilio, Inc., Class A3	$1,636
800	Wangsu Science & Technology Co. Ltd., Class A	1,256
1,132	Wipro Ltd.	4,600
13	Wix.com Ltd.[3]	1,847
52	Worldline SA/France[1,3]	3,790
26	Worldpay, Inc., Class A3	3,186

	Total Software & Services	307,614

	Technology Hardware & Equipment—5.0%
9,000	Acer, Inc.[3]	5,578
300	Alps Alpine Co. Ltd.	5,057
478	Apple, Inc.	94,606
11	Arista Networks, Inc.[3]	2,856
195	Arrow Electronics, Inc.[3]	13,898
25,806	AU Optronics Corp.	7,727
300	Brother Industries Ltd.	5,666
1,899	BYD Electronic International Co. Ltd.	2,713
98	CDW Corp.	10,878
800	Chaozhou Three-Circle Group Co. Ltd., Class A3	2,265
32,634	Compal Electronics, Inc.	21,382
54	F5 Networks, Inc.[3]	7,864
1,007	Flex Ltd.[3]	9,637
1,700	Foxconn Industrial Internet Co., Ltd., Class A	2,982
302	FUJIFILM Holdings Corp.	15,313
244	Halma PLC	6,273
929	Hewlett Packard Enterprise Co.	13,888
100	Hitachi High-Technologies Corp.	5,142
926	Hitachi Ltd.	33,941
24,848	Hon Hai Precision Industry Co. Ltd.	61,921
1,216	HP, Inc.	25,281
26,000	Innolux Corp.	6,136
13,082	Inventec Corp.	10,403
604	Konica Minolta, Inc.	5,881
4,528	Legend Holdings Corp., Class H1	10,653
21,159	Lenovo Group Ltd.	16,385
1,400	Lens Technology Co. Ltd., Class A	1,421
587	LG Display Co. Ltd.[3]	9,075
38	LG Innotek Co. Ltd.	3,587
302	NEC Corp.	11,885
2,951	Nokia OYJ	14,672
10,769	Pegatron Corp.	18,619
10,382	Quanta Computer, Inc.	20,189
855	Ricoh Co. Ltd.	8,539
1,891	Samsung Electronics Co. Ltd.	76,973
122	Seagate Technology PLC	5,749
500	Seiko Epson Corp.	7,913
500	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,061
101	TDK Corp.	7,818
1,496	Telefonaktiebolaget LM Ericsson, Class B	14,205
403	Venture Corp. Ltd.	4,852
162	Western Digital Corp.	7,703
18,069	Wistron Corp.	14,078
300	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	1,468
139	Xerox Corp.	4,922
5,635	Xiaomi Corp., Class B1,2,3	7,213
15	Zebra Technologies Corp., Class A3	3,142

	Total Technology Hardware & Equipment	649,410

The accompanying notes are an integral part of these financial statements.

91

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Telecommunication Services—4.2%
19,501	America Movil SAB de CV, Series L	$14,180
2,142	AT&T, Inc.	71,778
1,677	Bharti Airtel Ltd.	8,422
5,215	BT Group PLC	13,039
73	Cellnex Telecom SA1,3	2,705
954	CenturyLink, Inc.	11,219
4,742	China Mobile Ltd.	43,186
7,999	China Tower Corp. Ltd., Class H1	2,099
17,637	China Unicom Hong Kong Ltd.	19,347
4,113	Chunghwa Telecom Co. Ltd.	14,964
2,230	Deutsche Telekom AG	38,631
150	Empresa Nacional de Telecomunicaciones SA3	1,524
172	Etihad Etisalat Co.[3]	1,102
805	KDDI Corp.	20,499
1,039	Mobile TeleSystems PJSC[4]	9,673
906	Nippon Telegraph & Telephone Corp.	42,189
1,727	Orange SA	27,268
61	Saudi Telecom Co.	1,695
48	SK Telecom Co. Ltd.	10,767
1,107	Softbank Corp.	14,380
604	SoftBank Group Corp.	28,955
2,055	Sprint Corp.[3]	13,501
14,937	Telecom Italia SpA[3]	8,168
2,883	Telefonica SA	23,708
3,499	Telstra Corp. Ltd.	9,453
261	T-Mobile US, Inc.[3]	19,351
907	Verizon Communications, Inc.	51,817
12,948	Vodafone Group PLC	21,311
18,564	Vodafone Idea Ltd[3]	3,268

	Total Telecommunication Services	548,199

	Transportation—2.7%
11	A.P. Moeller—Maersk A/S, Class B	13,665
599	American Airlines Group, Inc.	19,533
3,445	Bollore SA	15,222
177	C.H. Robinson Worldwide, Inc.	14,930
8,050	China Eastern Airlines Corp. Ltd., Class H3	4,750
4,000	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,366
13,082	COSCO SHIPPING Holdings Co. Ltd., Class H3	5,107
424	Delta Air Lines, Inc.	24,062
874	Deutsche Lufthansa AG	14,999
983	Deutsche Post AG	32,352
99	DSV A/S	9,737
178	FedEx Corp.	29,226
62	Hyundai Glovis Co. Ltd.	8,645
160	Knight-Swift Transportation Holdings, Inc.	5,254
662	Latam Airlines Group SA	6,216
300	Mitsui OSK Lines Ltd.	7,181
200	Nippon Express Co. Ltd.	10,637
805	Nippon Yusen KK	12,919
1,400	SF Holding Co. Ltd., Class A	6,922
302	SG Holdings Co. Ltd.	8,563
13,082	Sinotrans Ltd., Class H	4,756
257	Southwest Airlines Co.	13,051
1,252	Transurban Group	12,951
239	United Continental Holdings, Inc.[3]	20,925
264	United Parcel Service, Inc., Class B	27,263
140	XPO Logistics, Inc.[2,3]	8,093
403	Yamato Holdings Co. Ltd.	8,195

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
201	ZTO Express Cayman, Inc.[4]	$3,843

	Total Transportation	351,363

	Utilities—4.1%
460	AGL Energy Ltd.	6,459
6,633	Aguas Andinas SA, Class A	3,908
14,525	Centrica PLC	16,227
18,999	China Power International Development Ltd.	4,645
1,204	China Resources Gas Group Ltd.	5,972
8,374	Colbun SA	1,727
20,125	Datang International Power Generation Co. Ltd., Class H	5,049
1,705	E.ON SE	18,545
5,017	EDP—Energias de Portugal SA	19,094
2,145	Electricite de France SA	27,078
655	Endesa SA2	16,865
30,641	Enel Americas SA	5,393
35,382	Enel Chile SA	3,356
5,833	Enel SpA	40,786
503	Energisa SA	6,048
2,141	Engie SA	32,525
527	ENN Energy Holdings Ltd.	5,127
585	Exelon Corp.	28,045
342	FirstEnergy Corp.	14,641
428	Fortum OYJ	9,473
1,752	GAIL India Ltd.	7,918
1,500	Gulf Energy Development PCL	6,016
6,000	Huadian Power International Corp. Ltd., Class H	2,373
487	Innogy SE1	23,127
1,107	Kansai Electric Power Co., Inc. (The)	12,684
925	Korea Electric Power Corp.[3]	20,468
296	Korea Gas Corp.	10,818
973	Manila Electric Co.	7,349
530	Naturgy Energy Group SA	14,624
177	NRG Energy, Inc.	6,216
90	Orsted A/S1	7,794
69	Pampa Energia SA3,4	2,392
1,616	PGE Polska Grupa Energetyczna SA3	4,157
2,842	Power Grid Corp. of India Ltd.	8,518
282	RWE AG	6,959
577	Saudi Electricity Co.	2,877
1,224	SSE PLC	17,478
1,107	Tohoku Electric Power Co., Inc.	11,189
3,623	Tokyo Electric Power Co. Holdings, Inc.[3]	18,899
455	Tokyo Gas Co. Ltd.	10,716
1,167	Uniper SE2	35,391
1,001	Veolia Environnement SA	24,418
41	Verbund AG	2,148
260	Vistra Energy Corp.	5,886

	Total Utilities	541,378

	Total Common Stocks (Cost $12,694,458)	12,922,988

	Preferred Stocks—0.9%
	Automobiles & Components—0.7%
505	Volkswagen AG, 3.16%	85,241

	Banks—0.1%
40,834	Grupo Aval Acciones y Valores SA, 3.98%	16,362

The accompanying notes are an integral part of these financial statements.

92

Invesco Global Revenue ETF (RGLB) (continued)

June 30, 2019

Shares		Value
	Preferred Stocks (continued)
	Capital Goods—0.0%[5]
16	CJ Corp.[3,6]	$685
61,770	Rolls-Royce Holdings PLC[3]	79
148,849	Rolls-Royce Holdings PLC, Class C3	189

	Total Capital Goods	953

	Technology Hardware & Equipment—0.1%
277	Samsung Electronics Co. Ltd., 2.85%	9,176

	Utilities—0.0%[5]
415	Centrais Eletricas Brasileiras SA, Class B, 3.79%	3,898

	Total Preferred Stocks (Cost $109,018)	115,630

	Right—0.0%[5]
	Diversified Financials—0.0%[5]
276	Zhengqi Financial Holding Corp.[3,6] (Cost $0)	0

	Investment of Cash Collateral for Securities Loaned—1.5%
142,979	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[7,8]	142,979
47,641	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[7,8]	47,660

	Total Investment of Cash Collateral for Securities Loaned (Cost $190,637)	190,639

	Total Investments—101.3% (Cost $12,994,113)	13,229,257

	Liabilities in Excess of Other Assets—(1.3)%	(165,202)

	Net Assets—100.0%	$13,064,055

LP—Limited Partnership

PCL—Public Company Limited

[1]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $132,939 or 1.02% of the Fund’s net assets at period end.

[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $182,081; total value of the collateral held by the Fund was $190,639.
[3]	Non-income producing security.
[4]	American Depositary Receipt.
[5]	Less than 0.05%.
[6]	The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.
[7]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[8]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

Geographical Holdings

Country	Value	% of Net Assets
United States	$4,602,682	35.3%
Japan	1,865,776	14.3
China	843,802	6.5
Germany	653,382	5.0
France	631,081	4.8
United Kingdom	603,118	4.6
South Korea	553,832	4.2
Canada	342,714	2.6
Netherlands	299,266	2.3
India	271,797	2.1
Switzerland	267,539	2.0
Taiwan	260,361	2.0
Russia	228,602	1.8
Brazil	183,918	1.4
Spain	167,742	1.3
Australia	157,365	1.2
Hong Kong	141,694	1.1
Italy	140,168	1.1
Thailand	92,635	0.7
Sweden	88,012	0.7
Mexico	69,038	0.5
Singapore	64,245	0.5
South Africa	62,937	0.5
Norway	49,258	0.4
Denmark	48,826	0.4
Belgium	44,402	0.3
Malaysia	41,496	0.3
Indonesia	40,919	0.3
Turkey	40,612	0.3
Chile	38,982	0.3
Luxembourg	34,529	0.3
Poland	33,694	0.3
Finland	32,912	0.3
Saudi Arabia	27,019	0.2
Philippines	26,686	0.2
Austria	23,370	0.2
Ireland	21,973	0.2
Portugal	19,094	0.1
United Arab Emirates	17,077	0.1
Colombia	16,362	0.1
Qatar	15,404	0.1
Israel	15,402	0.1
Greece	10,781	0.1
Hungary	7,535	0.1
Macau	6,586	0.1
Argentina	5,700	0.0	[1]
Peru	5,439	0.0	[1]
New Zealand	4,372	0.0	[1]
Czech Republic	3,884	0.0	[1]
Egypt	2,091	0.0	[1]
Bermuda	1,958	0.0	[1]
Pakistan	1,188	0.0	[1]

Total Investments	13,229,257	101.3
Liabilities in Excess of Other Assets	(165,202)	(1.3)

Net Assets	$13,064,055	100.0%

[1]	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

93

Schedule of Investments

Invesco Global ESG Revenue ETF (ESGF)

June 30, 2019

Shares		Value
	Common Stocks—99.3%
	Automobiles & Components—5.8%
203	Aptiv PLC	$16,409
37,273	Astra International Tbk PT	19,656
1,326	Bayerische Motoren Werke AG	98,289
299	BorgWarner, Inc.	12,552
940	Bridgestone Corp.[1]	37,010
200	BYD Co. Ltd., Class A	1,477
1,026	BYD Co. Ltd., Class H1	6,192
841	China First Capital Group Ltd.[2]	251
206	Cie Generale des Etablissements Michelin	26,169
355	Continental AG	51,836
3,217	Daimler AG	179,238
1,284	Denso Corp.	54,022
5	Eicher Motors Ltd.	1,386
9,612	Geely Automobile Holdings Ltd.	16,437
196	Hankook Tire & Technology Co. Ltd.	5,958
167	Harley-Davidson, Inc.	5,984
144	Hero MotoCorp Ltd.	5,385
5,939	Honda Motor Co. Ltd.	153,519
878	Magna International, Inc.	43,781
1,769	Mahindra & Mahindra Ltd.	16,795
226	NGK Spark Plug Co. Ltd.	4,241
65	Nokian Renkaat OYJ	2,033
3,643	Peugeot SA	89,901
937	Pirelli & C SpA[3]	5,547
1,165	Renault SA1	73,353
182	Stanley Electric Co. Ltd.	4,473
743	Sumitomo Rubber Industries Ltd.	8,593
97	Tesla, Inc.[1,2]	21,676
418	Toyoda Gosei Co. Ltd.	8,151
5,413	Toyota Motor Corp.	336,014
732	Valeo SA	23,841
902	Yamaha Motor Co. Ltd.	16,032

	Total Automobiles & Components	1,346,201

	Banks—7.8%
865	ABN AMRO Bank NV3	18,534
781	Absa Group Ltd.	9,748
1,717	Abu Dhabi Commercial Bank PJSC	3,880
820	AIB Group PLC	3,358
1,934	AMMB Holdings Bhd	1,980
1,422	Australia & New Zealand Banking Group Ltd.	28,150
839	Axis Bank Ltd.[2]	9,828
59	Banco BBVA Argentina SA4	668
8,095	Banco Bilbao Vizcaya Argentaria SA	45,328
4,052	Banco Bradesco SA	35,364
58	Banco de Credito e Inversiones	3,994
6,811	Banco de Sabadell SA	7,066
4,070	Banco do Brasil SA	57,280
1,990	Banco Santander Brasil SA	23,604
60,254	Banco Santander Chile	4,482
2,352	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	3,596
18,759	Banco Santander SA	87,171
325	Bancolombia SA	3,916
2,980	Bank Central Asia Tbk PT	6,323
646	Bank Hapoalim B.M.[2]	4,793
681	Bank Leumi Le-Israel B.M.	4,919
17,190	Bank Mandiri Persero Tbk PT	9,765
450	Bank Millennium SA2	1,129

Shares		Value
	Common Stocks (continued)
	Banks (continued)
9,007	Bank Negara Indonesia Persero Tbk PT	$5,865
342	Bank of Montreal	25,889
577	Bank of Nova Scotia (The)	31,059
800	Bank of Shanghai Co. Ltd., Class A	1,380
1,316	Bank of the Philippine Islands	2,016
91	Bank Polska Kasa Opieki SA	2,728
35,806	Bank Rakyat Indonesia Persero Tbk PT	11,050
1,806	Bankia SA	4,274
431	Bankinter SA	2,973
116	Banque Saudi Fransi	1,311
18,255	Barclays PLC	34,803
289	BB&T Corp.	14,199
1,449	BDO Unibank, Inc.	3,959
297	Bendigo & Adelaide Bank Ltd.	2,413
629	BNK Financial Group, Inc.	4,080
1,380	BNP Paribas SA	65,636
3,477	BOC Hong Kong Holdings Ltd.	13,685
4,350	CaixaBank SA	12,474
247	Canadian Imperial Bank of Commerce[1]	19,465
23,816	China CITIC Bank Corp Ltd., Class H	13,566
4,500	China Everbright Bank Co. Ltd., Class A	2,496
18,092	China Everbright Bank Co. Ltd., Class H	8,290
900	China Merchants Bank Co. Ltd., Class A	4,715
2,155	China Merchants Bank Co. Ltd., Class H	10,744
4,500	China Minsheng Banking Corp. Ltd., Class A	4,160
12,895	China Minsheng Banking Corp. Ltd., Class H	8,930
5,427	CIMB Group Holdings Bhd	7,065
233	Citizens Financial Group, Inc.	8,239
49	Comerica, Inc.	3,559
1,740	Commercial Bank PQSC (The)	2,193
619	Commercial International Bank Egypt SAE	2,736
1,708	Commerzbank AG	12,291
598	Commonwealth Bank of Australia	34,738
26	Credicorp Ltd.	5,952
7,433	Credit Agricole SA	89,260
23,556	CTBC Financial Holding Co. Ltd.	16,192
727	DBS Group Holdings Ltd.	13,949
493	DNB ASA	9,176
2,397	Dubai Islamic Bank PJSC	3,348
2,867	E.Sun Financial Holding Co. Ltd.	2,400
314	Erste Group Bank AG2	11,672
2,256	First Abu Dhabi Bank PJSC	9,127
4,183	First Financial Holding Co. Ltd.	3,071
1,832	Grupo Financiero Banorte SAB de CV, Class O	10,619
421	Hana Financial Group, Inc.	13,637
261	Hang Seng Bank Ltd.	6,498
479	Hong Leong Bank Bhd	2,202
284	Housing Development Finance Corp. Ltd.	9,019
2,200	Huaxia Bank Co. Ltd., Class A2	2,466
237	Indiabulls Housing Finance Ltd.	2,086
1,900	Industrial Bank Co. Ltd., Class A	5,060
3,280	ING Groep NV	38,085
11,273	Intesa Sanpaolo SpA	24,161
3,110	Kasikornbank PCL	19,065
716	KB Financial Group, Inc.	28,432
202	KBC Group NV	13,259
478	KeyCorp	8,484
55	Komercni banka as	2,193

The accompanying notes are an integral part of these financial statements.

94

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Banks (continued)
44,865	Lloyds Banking Group PLC	$32,313
43	M&T Bank Corp.	7,313
4,079	Malayan Banking Bhd	8,765
16	mBank SA2	1,845
643	MCB Bank Ltd.	702
3,354	Mega Financial Holding Co. Ltd.	3,337
13,353	Mitsubishi UFJ Financial Group, Inc.	63,456
120	Mizrahi Tefahot Bank Ltd.[2]	2,768
23,660	Mizuho Financial Group, Inc.	34,280
1,464	National Australia Bank Ltd.	27,451
178	National Bank of Canada[1]	8,474
408	Nedbank Group Ltd.	7,326
1,835	Nordea Bank Abp	13,334
101	OTP Bank Nyrt	4,027
2,443	Oversea-Chinese Banking Corp. Ltd.	20,585
139	People’s United Financial, Inc.	2,332
164	PNC Financial Services Group, Inc. (The)	22,514
958	Public Bank Bhd	5,332
3,480	Qatar National Bank QPSC	18,187
357	Raiffeisen Bank International AG	8,387
476	Regions Financial Corp.	7,111
1,736	Resona Holdings, Inc.	7,228
2,043	RHB Bank Bhd	2,764
590	Royal Bank of Canada	46,988
7,344	Royal Bank of Scotland Group PLC	20,544
29	Santander Bank Polska SA	2,884
3,100	Shanghai Pudong Development Bank Co. Ltd., Class A	5,272
515	Shinhan Financial Group Co. Ltd.	20,026
1,938	Siam Commercial Bank PCL (The)	8,816
817	Skandinaviska Enskilda Banken AB, Class A	7,566
2,012	Societe Generale SA	50,912
1,193	Standard Bank Group Ltd.	16,639
2,731	Standard Chartered PLC	24,824
1,573	Sumitomo Mitsui Financial Group, Inc.	55,567
380	Sumitomo Mitsui Trust Holdings, Inc.	13,777
12	SVB Financial Group[2]	2,695
664	Svenska Handelsbanken AB, Class A	6,575
433	Swedbank AB, Class A	6,508
4,261	Taishin Financial Holding Co. Ltd.	1,962
2,918	Taiwan Business Bank	1,282
32,955	TMB Bank PCL	2,106
756	Toronto-Dominion Bank (The)	44,269
2,582	UniCredit SpA	31,833
603	United Overseas Bank Ltd.	11,646
1,546	Westpac Banking Corp.	30,768
1,953	Yes Bank Ltd.	3,077
69	Zions Bancorp NA	3,173

	Total Banks	1,836,810

	Capital Goods—11.2%
196	3M Co.	33,975
1,364	ABB Ltd.	27,406
1,062	ACS Actividades de Construccion y Servicios SA	42,462
29	Acuity Brands, Inc.	3,999
539	Airbus SE	76,530
201	Alfa Laval AB	4,389
28	Allegion PLC	3,095
218	Alstom SA1	10,129

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
317	Amada Holdings Co. Ltd.	$3,569
191	ANDRITZ AG	7,200
660	Arconic, Inc.	17,041
536	Aselsan Elektronik Sanayi Ve Ticaret AS	1,668
207	Ashtead Group PLC	5,938
424	Assa Abloy AB, Class B	9,592
246	Atlas Copco AB, Class A	7,869
125	Atlas Copco AB, Class B	3,589
3,846	BAE Systems PLC	24,249
382	Bidvest Group Ltd. (The)	5,129
200	BOC Aviation Ltd.[3]	1,679
1,094	Bouygues SA	40,577
287	Brenntag AG	14,155
474	Bunzl PLC	12,530
99	CAE, Inc.	2,668
444	Caterpillar, Inc.	60,513
360	China International Marine Containers Group Co. Ltd., Class A	560
1,272	Cie de Saint-Gobain	49,649
3,182	CNH Industrial NV	32,678
151	Cummins, Inc.	25,872
80	Daifuku Co. Ltd.	4,492
185	Daikin Industries Ltd.	24,151
254	DCC PLC	22,693
273	Deere & Co.	45,239
281	Eaton Corp. PLC	23,402
193	Eiffage SA	19,108
28	Elbit Systems Ltd.	4,169
289	Epiroc AB, Class A	3,011
142	Epiroc AB, Class B	1,408
7,559	Far Eastern New Century Corp.	8,153
165	Fastenal Co.	5,377
253	Ferguson PLC	18,032
294	Ferrovial SA	7,537
78	Flowserve Corp.	4,110
678	Fluor Corp.	22,842
80	Fortive Corp.	6,522
104	Fortune Brands Home & Security, Inc.	5,942
12,207	Fosun International Ltd.	16,219
268	Fuji Electric Co. Ltd.	9,241
199	GEA Group AG	5,666
7	Geberit AG	3,274
12,393	General Electric Co.	130,127
361	GS Engineering & Construction Corp.	12,615
673	HAP Seng Consolidated Bhd	1,620
36	Harris Corp.[2]	6,809
139	HD Supply Holdings, Inc.[2]	5,599
2,219	Hino Motors Ltd.	18,681
422	Hitachi Construction Machinery Co. Ltd.	10,975
127	Hiwin Technologies Corp.	1,063
216	HOCHTIEF AG	26,345
246	Honeywell International, Inc.	42,949
39	Hoshizaki Corp.	2,903
40	Huntington Ingalls Industries, Inc.	8,990
17	IDEX Corp.	2,926
658	IHI Corp.	15,861
100	Illinois Tool Works, Inc.	15,081
131	Ingersoll-Rand PLC	16,594
5,287	ITOCHU Corp.	101,113

The accompanying notes are an integral part of these financial statements.

95

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
192	Jacobs Engineering Group, Inc.	$16,203
784	Johnson Controls International PLC	32,387
1,244	Kajima Corp.	17,065
667	Kawasaki Heavy Industries Ltd.	15,681
72	Keihan Holdings Co. Ltd.	3,138
975	Keppel Corp. Ltd.	4,800
101	Kingspan Group PLC	5,493
151	KION Group AG	9,533
72	Knorr-Bremse AG	8,035
9,739	KOC Holding AS	29,534
1,217	Komatsu Ltd.	29,369
162	Kone OYJ, Class B	9,575
1,180	Kubota Corp.	19,637
110	Kurita Water Industries Ltd.	2,731
45	L3 Technologies, Inc.	11,033
102	Legrand SA	7,469
15	Lennox International, Inc.	4,125
1,281	Leonardo SpA	16,258
159	LG Corp.	10,589
1,518	LIXIL Group Corp.	24,008
163	Lockheed Martin Corp.	59,257
228	Masco Corp.	8,947
417	Meggitt PLC	2,781
105	Metso OYJ	4,131
21	Middleby Corp. (The)[2]	2,850
4,971	Mitsubishi Corp.	131,034
3,249	Mitsubishi Electric Corp.	42,791
894	Mitsubishi Heavy Industries Ltd.	38,925
23	MTU Aero Engines AG	5,487
110	Nabtesco Corp.[1]	3,057
313	NGK Insulators Ltd.	4,564
101	Northrop Grumman Corp.	32,634
1,227	NSK Ltd.	10,933
1,976	Obayashi Corp.	19,459
148	Owens Corning	8,614
348	PACCAR, Inc.	24,938
90	Parker-Hannifin Corp.	15,301
625	Prysmian SpA	12,918
156	Raytheon Co.	27,125
43	Rockwell Automation, Inc.	7,045
1,811	Rolls-Royce Holdings PLC[2]	19,370
15	Roper Technologies, Inc.	5,494
167	Safran SA	24,505
648	Sandvik AB	11,915
386	Schneider Electric SE	35,061
4,813	Sembcorp Industries Ltd.	8,573
1,713	Shimizu Corp.	14,230
836	Siemens AG	99,583
16,748	Sime Darby Bhd	9,159
1,757	Singapore Technologies Engineering Ltd.	5,376
551	SK Holdings Co. Ltd.	110,711
1,056	Skanska AB, Class B	19,087
522	SKF AB, Class B	9,607
228	Smiths Group PLC	4,541
26	Snap-on, Inc.	4,307
392	SNC-Lavalin Group, Inc.	7,944
14	Spirax-Sarco Engineering PLC	1,637
89	Spirit AeroSystems Holdings, Inc., Class A	7,242
374	Taisei Corp.	13,590

Shares		Value
	Common Stocks (continued)
	Capital Goods (continued)
1,119	Techtronic Industries Co. Ltd.	$8,565
162	Thales SA	20,044
156	THK Co. Ltd.	3,728
165	TOTO Ltd.	6,516
70	United Rentals, Inc.[2]	9,284
547	United Technologies Corp.	71,219
147	Vestas Wind Systems A/S	12,717
551	Vinci SA	56,511
2,296	Volvo AB, Class B	36,464
44	W.W. Grainger, Inc.	11,802
30	WABCO Holdings, Inc.[2]	3,978
389	Wartsila OYJ Abp	5,650
710	WEG SA	3,957
173	Weir Group PLC (The)	3,405
112	WSP Global, Inc.	6,179
200	Xinjiang Goldwind Science & Technology Co. Ltd., Class A	362
787	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	860
71	Xylem, Inc.	5,938
200	Zhengzhou Yutong Bus Co. Ltd., Class A	379

	Total Capital Goods	2,628,493

	Commercial & Professional Services—1.0%
491	Adecco Group AG	29,541
651	Brambles Ltd.	5,884
231	Bureau Veritas SA	5,714
3,976	China Everbright International Ltd.	3,669
29	Copart, Inc.[2]	2,168
409	Country Garden Services Holdings Co. Ltd.	946
625	Dai Nippon Printing Co. Ltd.	13,319
34	Edenred	1,737
165	Experian PLC	5,006
1,331	Greentown Service Group Co. Ltd.	1,075
74	IHS Markit Ltd.[2]	4,715
58	Intertek Group PLC	4,061
354	ISS A/S	10,700
237	ManpowerGroup, Inc.	22,894
144	Park24 Co. Ltd.	3,353
511	Randstad NV	28,107
699	Recruit Holdings Co. Ltd.	23,317
441	RELX PLC	10,717
671	Rentokil Initial PLC	3,395
108	Robert Half International, Inc.	6,157
123	Secom Co. Ltd.	10,588
77	SEEK Ltd.	1,143
3	SGS SA	7,652
28	Societe BIC SA	2,138
88	Sohgo Security Services Co. Ltd.	4,059
27	Teleperformance	5,418
64	Thomson Reuters Corp.	4,138
921	Toppan Printing Co. Ltd.	13,977
37	TransUnion	2,720
74	Wolters Kluwer NV	5,395

	Total Commercial & Professional Services	243,703

	Consumer Durables & Apparel—2.8%
95	adidas AG	29,373
1,780	Arcelik AS2	5,986
862	Barratt Developments PLC	6,282

The accompanying notes are an integral part of these financial statements.

96

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Consumer Durables & Apparel (continued)
76	Berkeley Group Holdings PLC	$3,609
157	Burberry Group PLC	3,721
257	Casio Computer Co. Ltd.	3,192
30	CCC SA	1,356
205	Cie Financiere Richemont SA	17,418
614	Electrolux AB, Series B	15,704
160	EssilorLuxottica SA	20,908
44	Garmin Ltd.	3,511
76	Gildan Activewear, Inc.	2,948
418	Hanesbrands, Inc.	7,198
100	Hangzhou Robam Appliances Co. Ltd.	395
49	Hasbro, Inc.	5,178
52	HUGO BOSS AG	3,464
408	Husqvarna AB, Class B	3,820
27	Kering	15,992
825	LG Electronics, Inc.	56,660
1	LPP SA	2,049
143	LVMH Moet Hennessy Louis Vuitton SE	60,954
74	Mohawk Industries, Inc.[2]	10,913
43	Moncler SpA	1,841
570	Newell Brands, Inc.	8,789
379	NIKE, Inc., Class B	31,817
529	Nikon Corp.	7,483
9,783	Panasonic Corp.	81,504
99	Pandora A/S	3,527
189	Persimmon PLC	4,804
90	Puma SE	6,011
91	PVH Corp.	8,612
46	SEB SA	8,282
265	Sega Sammy Holdings, Inc.	3,220
751	Sekisui Chemical Co. Ltd.	11,278
1,269	Sekisui House Ltd.	20,912
2,341	Sharp Corp.	25,683
252	Shenzhou International Group Holdings Ltd.	3,464
1,608	Sony Corp.	84,295
17	Swatch Group AG (The)	4,873
72	Swatch Group AG (The)	3,903
3,376	Tatung Co. Ltd.[2]	2,038
2,435	Taylor Wimpey PLC	4,889
3,400	TCL Corp., Class A	1,648
170	Titan Co. Ltd.	3,287
104	Under Armour, Inc., Class A2	2,636
142	Under Armour, Inc., Class C2	3,152
141	VF Corp.	12,316
160	Whirlpool Corp.	22,778
88	Yamaha Corp.	4,182

	Total Consumer Durables & Apparel	657,855

	Consumer Services—0.8%
112	Accor SA	4,815
997	Alsea SAB de CV2	1,961
140	Aristocrat Leisure Ltd.	3,018
188	Benesse Holdings, Inc.	4,376
1,392	Compass Group PLC	33,430
261	Crown Resorts Ltd.	2,280
81	Flight Centre Travel Group Ltd.	2,362
30	Flutter Entertainment PLC	2,259
270	GVC Holdings PLC	2,240
40	Hilton Worldwide Holdings, Inc.	3,909

Shares		Value
	Common Stocks (continued)
	Consumer Services (continued)
69	InterContinental Hotels Group PLC	$4,542
52	Kangwon Land, Inc.	1,362
253	Melco Resorts & Entertainment Ltd.[4]	5,495
479	Merlin Entertainments PLC[3]	2,738
1,477	MGM China Holdings Ltd.	2,511
2,101	Minor International PCL	2,809
193	OPAP SA	2,165
45	Oriental Land Co. Ltd.	5,572
1,767	Sands China Ltd.	8,448
1,936	Shangri-La Asia Ltd.	2,441
215	Sodexo SA	25,170
330	Starbucks Corp.	27,664
877	Tabcorp Holdings Ltd.	2,739
2,311	TUI AG	22,718
10	Vail Resorts, Inc.	2,232
63	Whitbread PLC[1]	3,711

	Total Consumer Services	182,967

	Diversified Financials—3.7%
105	3i Group PLC	1,488
251	AEON Financial Service Co. Ltd.	4,042
389	Ally Financial, Inc.	12,055
385	American Express Co.	47,524
89	Ameriprise Financial, Inc.	12,919
3,951	AMP Ltd.	5,878
81	Amundi SA3	5,664
15	ASX Ltd.	867
526	AXA Equitable Holdings, Inc.	10,993
162	B3 SA—Brasil Bolsa Balcao	1,583
53	Bajaj Finance Ltd.	2,826
448	Bank of New York Mellon Corp. (The)	19,779
32	BlackRock, Inc.	15,018
1,228	Brookfield Asset Management, Inc., Class A	58,875
457	Chailease Holding Co. Ltd.	1,891
265	Challenger Ltd.	1,235
587	China International Capital Corp. Ltd., Class H3	1,184
109	CI Financial Corp.	1,780
26	CME Group, Inc.	5,047
2,801	Credit Suisse Group AG2	33,626
1,713	Daiwa Securities Group, Inc.	7,506
5,892	Deutsche Bank AG	45,493
28	Deutsche Boerse AG	3,967
74	Eurazeo SE	5,166
2,617	EXOR NV	183,583
5	FactSet Research Systems, Inc.	1,433
2,099	FirstRand Ltd.	10,204
186	Franklin Resources, Inc.	6,473
268	Goldman Sachs Group, Inc. (The)	54,833
71	Groupe Bruxelles Lambert SA	6,976
60	Hong Kong Exchanges & Clearing Ltd.	2,118
87	IGM Financial, Inc.[1]	2,489
8	Industrivarden AB, Class C	177
63	Intercontinental Exchange, Inc.	5,414
267	Invesco Ltd.[5]	5,463
294	Investec Ltd.	1,915
677	Investec PLC	4,403
79	Investor AB, Class B	3,798
73	Japan Exchange Group, Inc.	1,160
97	Julius Baer Group Ltd.[2]	4,324

The accompanying notes are an integral part of these financial statements.

97

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Diversified Financials (continued)
8	Kinnevik AB, Class B	$208
41	L E Lundbergforetagen AB, Class B	1,536
43	London Stock Exchange Group PLC	3,002
139	Macquarie Group Ltd.	12,231
1,615	Mitsubishi UFJ Lease & Finance Co. Ltd.	8,559
24	Moody’s Corp.	4,687
1,173	Morgan Stanley	51,389
225	Muangthai Capital PCL	415
3,096	Natixis SA	12,478
5,847	Nomura Holdings, Inc.	20,590
73	Northern Trust Corp.	6,570
409	Onex Corp.	24,723
1,696	ORIX Corp.	25,313
101	PSG Group Ltd.	1,712
1,944	REC Ltd.	4,641
240	Remgro Ltd.	3,198
30	S&P Global, Inc.	6,834
107	Samsung Card Co. Ltd.	3,540
74	Schroders PLC	2,873
123	Singapore Exchange Ltd.	720
747	Standard Life Aberdeen PLC	2,801
220	State Street Corp.	12,333
53	T. Rowe Price Group, Inc.	5,815
3,138	UBS Group AG2	37,334
158	Voya Financial, Inc.	8,737
72	Wendel SA	9,831
7,923	Yuanta Financial Holding Co. Ltd.	4,757

	Total Diversified Financials	877,996

	Energy—9.4%
119	Aker BP ASA	3,414
1,255	Baker Hughes a GE Co.	30,911
8,040	Banpu PCL	3,932
43,313	BP PLC	302,413
834	Caltex Australia Ltd.	14,485
158	Cameco Corp.	1,698
1,836	Cenovus Energy, Inc.	16,228
129	Cheniere Energy, Inc.[2]	8,830
592	ConocoPhillips	36,112
260	Cosan SA	3,131
335	Devon Energy Corp.	9,554
2,166	Empresas COPEC SA	23,684
1,118	Enbridge, Inc.	40,468
1,265	Encana Corp.	6,505
3,678	Equinor ASA	72,667
167	Exxaro Resources Ltd.	2,037
1,190	Galp Energia SGPS SA	18,329
368	GS Holdings Corp.	16,318
966	Halliburton Co.	21,967
100	Hess Corp.	6,357
1,698	Husky Energy, Inc.	16,126
2,154	Idemitsu Kosan Co. Ltd.	64,776
938	Imperial Oil Ltd.	26,028
34,892	Indian Oil Corp. Ltd.	78,804
962	Inpex Corp.	8,673
50,602	IRPC PCL	8,250
2,700	IRPC PCL	440
1,483	John Wood Group PLC	8,531
21,112	JXTG Holdings, Inc.	104,717

Shares		Value
	Common Stocks (continued)
	Energy (continued)
35	Koninklijke Vopak NV	$1,616
80	Lundin Petroleum AB	2,482
394	Marathon Oil Corp.	5,599
1,678	MOL Hungarian Oil & Gas PLC	18,661
361	National Oilwell Varco, Inc.	8,025
494	Neste OYJ	16,787
188	Noble Energy, Inc.	4,211
73	Novatek PJSC	15,476
200	Offshore Oil Engineering Co. Ltd., Class A	163
287	Oil Search Ltd.	1,424
530	OMV AG	25,863
192	ONEOK, Inc.	13,211
2,057	Origin Energy Ltd.	10,552
156	Pembina Pipeline Corp.[1]	5,820
1,286	Petronas Dagangan Bhd	7,904
1,271	Phillips 66	118,889
1,268	Polski Koncern Naftowy ORLEN SA	30,595
15	PrairieSky Royalty Ltd.	211
1,378	PTT Exploration & Production PCL	6,066
51,224	PTT PCL	81,427
3,983	Repsol SA	62,527
6,727	Royal Dutch Shell PLC, Class A	220,243
5,561	Royal Dutch Shell PLC, Class B	182,670
717	Santos Ltd.	3,562
857	Schlumberger Ltd.	34,057
361	SK Innovation Co. Ltd.	49,711
314	S-Oil Corp.	22,762
889	Suncor Energy, Inc.	27,791
222	TC Energy Corp.	11,029
562	TechnipFMC PLC	14,578
6,245	Thai Oil PCL	13,542
3,430	TOTAL SA	192,472
24	Transportadora de Gas del Sur SA4	347
4,863	Ultrapar Participacoes SA	25,504
3,595	United Tractors Tbk PT	7,176
55	Vermilion Energy, Inc.[1]	1,197
203	Woodside Petroleum Ltd.	5,180
386	WorleyParsons Ltd.	3,985

	Total Energy	2,208,700

	Food & Staples Retailing—4.0%
4,503	Aeon Co. Ltd.	77,363
2,887	Atacadao SA	16,572
448	Bid Corp. Ltd.	9,753
4,664	Carrefour SA	90,187
1,211	Casino Guichard Perrachon SA1	41,373
156	Clicks Group Ltd.	2,271
159	Colruyt SA	9,234
525	Empire Co. Ltd., Class A	13,250
567	George Weston Ltd.	43,117
323	ICA Gruppen AB1	13,897
15,106	J Sainsbury PLC	37,672
1,355	Jeronimo Martins SGPS SA	21,858
3,292	Koninklijke Ahold Delhaize NV	74,146
4,983	Kroger Co. (The)	108,181
143	Lawson, Inc.	6,862
679	Loblaw Cos. Ltd.	34,840
2,416	METRO AG1	44,228
322	Metro, Inc.	12,109

The accompanying notes are an integral part of these financial statements.

98

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Food & Staples Retailing (continued)
1,260	Pick n Pay Stores Ltd.	$6,165
861	President Chain Store Corp.	8,330
1,867	Seven & i Holdings Co. Ltd.	63,215
522	SPAR Group Ltd. (The)	6,916
824	Sysco Corp.	58,273
26,932	Tesco PLC	77,704
9,026	Wm Morrison Supermarkets PLC[1]	23,136
1,807	Woolworths Group Ltd.	42,138

	Total Food & Staples Retailing	942,790

	Food, Beverage & Tobacco—4.2%
602	Ajinomoto Co., Inc.	10,438
3,192	Ambev SA	14,900
1,108	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,810
555	Anheuser-Busch InBev SA	49,198
1,535	Arca Continental SAB de CV	8,298
1,588	Archer-Daniels-Midland Co.	64,790
647	Associated British Foods PLC	20,281
4	Barry Callebaut AG	8,033
89	British American Tobacco Malaysia Bhd	620
891	British American Tobacco PLC	31,173
43	Brown-Forman Corp., Class B	2,384
877	Bunge Ltd.	48,858
260	Campbell Soup Co.	10,418
58	Carlsberg A/S, Class B	7,701
205	Cia Cervecerias Unidas SA	2,883
65	CJ CheilJedang Corp.	16,719
558	Coca-Cola Amatil Ltd.	4,002
658	Coca-Cola Co. (The)	33,505
242	Coca-Cola European Partners PLC	13,673
394	Coca-Cola Femsa SAB de CV	2,443
222	Coca-Cola HBC AG2	8,397
349	Conagra Brands, Inc.	9,255
383	Danone SA	32,494
198	Davide Campari-Milano SpA	1,943
395	Diageo PLC	17,012
1,570	Fomento Economico Mexicano SAB de CV	15,197
128	Fraser & Neave Holdings Bhd	1,070
330	General Mills, Inc.	17,332
7,268	Grupo Bimbo SAB de CV, Series A	15,144
256	Heineken Holding NV	26,908
241	Heineken NV	26,935
45	Hershey Co. (The)	6,031
250	Hormel Foods Corp.	10,135
768	Imperial Brands PLC	18,051
72	Ingredion, Inc.	5,939
1,650	ITC Ltd.	6,546
64	JM Smucker Co. (The)	7,372
246	Kellogg Co.	13,178
65	Kerry Group PLC, Class A	7,772
91	Kikkoman Corp.	3,961
925	Kirin Holdings Co. Ltd.	19,948
842	Kraft Heinz Co. (The)	26,136
52	KT&G Corp.	4,436
57	Lamb Weston Holdings, Inc.	3,612
166	M Dias Branco SA	1,687
33	McCormick & Co., Inc.	5,115
187	Molson Coors Brewing Co., Class B	10,472
505	Mondelez International, Inc., Class A	27,220

Shares		Value
	Common Stocks (continued)
	Food, Beverage & Tobacco (continued)
191	Mowi ASA	$4,468
12	Nestle India Ltd.	2,071
39	Nestle Malaysia Bhd	1,407
962	Nestle SA	99,713
72	Nissin Foods Holdings Co. Ltd.	4,638
584	Orkla ASA	5,184
516	PepsiCo, Inc.	67,663
60	Pernod Ricard SA	11,073
10	Remy Cointreau SA1	1,444
3,247	Sime Darby Plantation Bhd	3,866
531	Standard Foods Corp.	1,038
281	Suntory Beverage & Food Ltd.	12,219
31	Swedish Match AB	1,310
102	Toyo Suisan Kaisha Ltd.	4,203
188	Treasury Wine Estates Ltd.	1,968
17,941	Wilmar International Ltd.	49,064
66	Yakult Honsha Co. Ltd.	3,890

	Total Food, Beverage & Tobacco	978,644

	Health Care Equipment & Services—4.8%
3	ABIOMED, Inc.[2]	781
120	Alcon, Inc.[2]	7,419
1,045	Alfresa Holdings Corp.	25,781
6	Align Technology, Inc.[2]	1,642
2,295	AmerisourceBergen Corp.	195,672
3,245	Bangkok Dusit Medical Services PCL	2,751
78	Becton Dickinson and Co.	19,657
3,196	Cardinal Health, Inc.	150,532
952	Cigna Corp.	149,988
8	Cochlear Ltd.	1,161
23	Coloplast A/S, Class B	2,603
9	Cooper Cos., Inc. (The)	3,032
4,761	CVS Health Corp.	259,427
231	DaVita, Inc.[2]	12,996
66	Demant A/S2	2,055
75	DENTSPLY SIRONA, Inc.	4,377
22	Edwards Lifesciences Corp.[2]	4,064
68	Fisher & Paykel Healthcare Corp. Ltd.	706
246	Fresenius Medical Care AG & Co. KGaA	19,341
556	Hartalega Holdings Bhd	705
379	HCA Healthcare, Inc.	51,229
160	Henry Schein, Inc.[2]	11,184
120	Huadong Medicine Co. Ltd., Class A	454
241	Humana, Inc.	63,937
9	IDEXX Laboratories, Inc.[2]	2,478
2,201	IHH Healthcare Bhd	3,089
519	Koninklijke Philips NV	22,569
71	Laboratory Corp. of America Holdings[2]	12,276
984	Life Healthcare Group Holdings Ltd.	1,566
1,108	Netcare Ltd.	1,413
54	NMC Health PLC	1,651
81	Quest Diagnostics, Inc.	8,247
165	Ramsay Health Care Ltd.	8,365
22	ResMed, Inc.	2,685
33	Ryman Healthcare Ltd.	260
600	Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,586
3,977	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,819

The accompanying notes are an integral part of these financial statements.

99

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Health Care Equipment & Services (continued)
239	Smith & Nephew PLC	$5,186
232	Sonic Healthcare Ltd.	4,412
13	Sonova Holding AG	2,957
21	STERIS PLC	3,126
1	Straumann Holding AG	884
379	Suzuken Co. Ltd.	22,232
40	Sysmex Corp.	2,609
205	Terumo Corp.	6,108
24	Varian Medical Systems, Inc.[2]	3,267

	Total Health Care Equipment & Services	1,116,279

	Household & Personal Products—1.4%
24	Amorepacific Corp.	3,419
98	AMOREPACIFIC Group	5,288
82	Beiersdorf AG1	9,856
58	Church & Dwight Co., Inc.	4,237
44	Clorox Co. (The)	6,737
222	Colgate-Palmolive Co.	15,911
244	Dabur India Ltd.	1,416
395	Essity AB, Class B	12,150
52	Estee Lauder Cos., Inc., (The), Class A	9,522
152	Henkel AG & Co KGaA[1]	13,978
238	Hindustan Unilever Ltd.	6,163
179	Kao Corp.	13,640
149	Kimberly-Clark Corp.	19,859
634	Kimberly-Clark de Mexico SAB de CV, Class A2	1,178
5	LG Household & Health Care Ltd.	5,686
115	L’Oreal SA	32,806
207	Marico Ltd.	1,111
272	Natura Cosmeticos SA	4,009
633	Procter & Gamble Co. (The)	69,408
214	Reckitt Benckiser Group PLC	16,924
221	Unicharm Corp.	6,654
1,056	Unilever Indonesia Tbk PT	3,364
645	Unilever NV	39,341
437	Unilever PLC	27,222

	Total Household & Personal Products	329,879

	Insurance—4.9%
5,731	Aegon NV	28,573
360	Allianz SE	86,913
386	Allstate Corp. (The)	39,252
3,810	Assicurazioni Generali SpA	71,851
6,448	Aviva PLC	34,180
4,473	AXA SA	117,668
5,461	Cathay Financial Holding Co. Ltd.[2]	7,560
1,628	CNP Assurances	37,005
13,449	Fubon Financial Holding Co. Ltd.[2]	19,853
157	Gjensidige Forsikring ASA	3,164
1,118	Great-West Lifeco, Inc.	25,795
527	Hyundai Marine & Fire Insurance Co. Ltd.	12,985
2,170	Insurance Australia Group Ltd.	12,578
87	Intact Financial Corp.	8,057
4,236	Legal & General Group PLC	14,529
73	Lincoln National Corp.	4,705
1,056	Manulife Financial Corp.	19,233
7,489	Mapfre SA1	21,927
163	Marsh & McLennan Cos., Inc.	16,259
1,509	MS&AD Insurance Group Holdings, Inc.	47,900

Shares		Value
	Common Stocks (continued)
	Insurance (continued)
221	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$55,545
377	NN Group NV	15,198
1,802	Old Mutual Ltd.	2,709
1,129	Power Financial Corp.	26,023
581	Powszechny Zaklad Ubezpieczen SA	6,802
118	Principal Financial Group, Inc.	6,835
425	Progressive Corp. (The)	33,970
366	Prudential Financial, Inc.	36,966
2,152	Prudential PLC	46,999
1,517	QBE Insurance Group Ltd.	12,594
1,218	RSA Insurance Group PLC	8,941
78	Samsung Fire & Marine Insurance Co. Ltd.	18,104
365	Sanlam Ltd.	2,023
895	Sompo Holdings, Inc.	34,566
360	Sun Life Financial, Inc.	14,940
884	Suncorp Group Ltd.	8,356
401	Swiss Re AG	40,816
1,667	T&D Holdings, Inc.	18,095
867	Tokio Marine Holdings, Inc.	43,447
192	Travelers Cos., Inc. (The)	28,708
92	Tryg A/S	2,996
49	Willis Towers Watson PLC	9,385
121	Zurich Insurance Group AG	42,182

	Total Insurance	1,146,187

	Materials—6.4%
54	Agnico Eagle Mines Ltd.	2,774
186	Air Liquide SA	26,064
111	Akzo Nobel NV	10,446
810	Amcor PLC[2]	9,307
1,236	Anglo American PLC	35,307
451	Antofagasta PLC	5,336
114	Arkema SA	10,617
1,917	Asahi Kasei Corp.	20,435
143	Asian Paints Ltd.	2,814
71	Avery Dennison Corp.	8,213
191	Axalta Coating Systems Ltd.[2]	5,686
190	Ball Corp.	13,298
1,006	BASF SE	73,229
877	BHP Group Ltd.	25,331
756	BHP Group PLC	19,388
1,037	BlueScope Steel Ltd.	8,769
233	Boliden AB	5,963
1,312	Boral Ltd.	4,714
85	CCL Industries, Inc., Class B	4,177
1,210	Cementos Argos SA	2,830
34,709	Cemex SAB de CV	14,616
600	China Molybdenum Co. Ltd., Class A	346
2,179	China Molybdenum Co. Ltd., Class H1	689
17,884	China Steel Corp.	14,366
12	Chr Hansen Holding A/S	1,129
357	Clariant AG2	7,266
638	Corteva, Inc.[2]	18,866
376	Covestro AG3	19,144
948	CRH PLC	30,973
29	Croda International PLC	1,890
535	Daicel Corp.	4,757
986	Dow, Inc.	48,620

The accompanying notes are an integral part of these financial statements.

100

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Materials (continued)
629	DuPont de Nemours, Inc.	$47,219
84	Ecolab, Inc.	16,585
2,091	Empresas CMPC SA	5,728
594	Evonik Industries AG	17,324
1,943	Fletcher Building Ltd.	6,329
1,161	Fortescue Metals Group Ltd.	7,349
9	Franco-Nevada Corp.	766
2	Givaudan SA	5,653
682	Grupo Argos SA	3,679
267	HeidelbergCement AG	21,637
238	Hitachi Chemical Co. Ltd.	6,464
966	Hitachi Metals Ltd.	10,912
114	Imerys SA	6,052
37	International Flavors & Fragrances, Inc.	5,368
197	James Hardie Industries PLC	2,585
2,585	JFE Holdings, Inc.	37,969
493	Johnson Matthey PLC	20,888
334	JSR Corp.	5,273
176	Kaneka Corp.	6,616
251	Kansai Paint Co. Ltd.	5,263
222	KGHM Polska Miedz SA2	6,161
1,026	Kinross Gold Corp.[2]	3,973
546	Klabin SA	2,329
97	Koninklijke DSM NV	12,007
113	Kumba Iron Ore Ltd.	4,002
504	Kuraray Co. Ltd.[1]	6,020
528	LafargeHolcim Ltd.[2]	25,815
152	LANXESS AG	9,046
82	LG Chem Ltd.	25,176
63	Linde PLC	12,650
64	Lotte Chemical Corp.	13,996
357	Lundin Mining Corp.	1,970
5,743	Mitsubishi Chemical Holdings Corp.	40,117
652	Mitsubishi Materials Corp.	18,548
654	Mitsui Chemicals, Inc.	16,189
10,730	MMG Ltd.[2]	3,749
92	Mondi Ltd.	2,068
316	Mondi PLC	7,199
430	Mosaic Co. (The)	10,763
191	Newcrest Mining Ltd.	4,282
379	Newmont Goldcorp Corp.	14,580
157	Nippon Paint Holdings Co. Ltd.	6,091
3,643	Nippon Steel Corp.	62,520
187	Nitto Denko Corp.	9,229
5,043	Norsk Hydro ASA	18,040
39	Novozymes A/S, Class B	1,821
472	Nucor Corp.	26,007
387	Nutrien Ltd.	20,746
281	Orica Ltd.	3,997
2,782	Pabrik Kertas Tjiwi Kimia Tbk PT	2,476
60	Pidilite Industries Ltd.	1,056
161	Polymetal International PLC	2,049
39	Polyus PJSC	3,604
139	PPG Industries, Inc.	16,223
8,352	PTT Global Chemical PCL	17,430
131	Rio Tinto Ltd.	9,539
524	Rio Tinto PLC	32,548
778	Saudi Basic Industries Corp.	23,691
42	Sherwin-Williams Co. (The)	19,248

Shares		Value
	Common Stocks (continued)
	Materials (continued)
171	Shin-Etsu Chemical Co. Ltd.	$15,927
338	Showa Denko KK1	9,945
1,072	Siam Cement PCL (The)	16,499
40	Sika AG	6,835
371	Smurfit Kappa Group PLC	11,243
133	Solvay SA	13,798
3,203	South32 Ltd.	7,148
817	Stora Enso OYJ, Class R	9,616
4,714	Sumitomo Chemical Co. Ltd.	21,877
366	Sumitomo Metal Mining Co. Ltd.	10,935
38	Symrise AG	3,663
295	Taiheiyo Cement Corp.	8,926
454	Teck Resources Ltd., Class B	10,499
521	Teijin Ltd.	8,883
3,185	thyssenkrupp AG1	46,517
85	Titan Cement Co. SA	1,661
3,296	Toray Industries, Inc.	25,061
496	Umicore SA	15,929
443	UPM-Kymmene OYJ	11,790
521	voestalpine AG1	16,120
101	West Fraser Timber Co. Ltd.	4,614
42	Wheaton Precious Metals Corp.	1,018

	Total Materials	1,492,478

	Media & Entertainment—1.7%
2,045	Alibaba Pictures Group Ltd.[2]	440
51	Alphabet, Inc., Class A2	55,223
60	Alphabet, Inc., Class C2	64,855
61	Auto Trader Group PLC[3]	425
68	Axel Springer SE1	4,797
97	CyberAgent, Inc.	3,516
89	Eutelsat Communications SA	1,666
380	Informa PLC	4,038
2,987	ITV PLC	4,106
120	JCDecaux SA	3,640
58	Konami Holdings Corp.	2,719
128	Liberty Global PLC, Class A2	3,455
344	Liberty Global PLC, Class C2	9,126
393	MultiChoice Group Ltd.[2]	3,734
4	NCSoft Corp.	1,652
39	Nintendo Co. Ltd.	14,295
200	Omnicom Group, Inc.	16,390
542	Pearson PLC	5,652
208	Publicis Groupe SA1	10,998
38	Schibsted ASA, Class B	991
94	SES SA	1,472
412	Singapore Press Holdings Ltd.	743
25	Take-Two Interactive Software, Inc.[2]	2,838
57	Telenet Group Holding NV	3,181
1,037	Tencent Holdings Ltd.	46,803
58	Toho Co. Ltd.	2,466
29	Ubisoft Entertainment SA2	2,273
599	Vivendi SA	16,515
543	Walt Disney Co. (The)	75,824
1,741	WPP PLC	21,940
3,117	Yahoo Japan Corp.	9,142

	Total Media & Entertainment	394,915

The accompanying notes are an integral part of these financial statements.

101

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences—3.3%
417	AbbVie, Inc.	$30,324
75	Agilent Technologies, Inc.	5,600
140	Amgen, Inc.	25,799
423	Aspen Pharmacare Holdings Ltd.	3,013
937	Astellas Pharma, Inc.	13,350
300	AstraZeneca PLC	24,581
713	Bayer AG	49,481
60	Biogen, Inc.[2]	14,032
498	Bristol-Myers Squibb Co.	22,584
163	Celgene Corp.[2]	15,068
86	Chugai Pharmaceutical Co. Ltd.	5,620
2	Cronos Group, Inc.[2]	32
58	CSL Ltd.	8,751
190	Daiichi Sankyo Co. Ltd.	9,937
106	Eisai Co. Ltd.	5,993
113	Elanco Animal Health, Inc.[2]	3,819
210	Eli Lilly & Co.	23,266
3	Genmab A/S2	553
100	Genscript Biotech Corp.[2]	251
349	Gilead Sciences, Inc.	23,578
2,130	GlaxoSmithKline PLC	42,739
168	Glenmark Pharmaceuticals Ltd.	1,079
197	Grifols SA	5,833
71	H Lundbeck A/S	2,809
38	Hisamitsu Pharmaceutical Co., Inc.	1,501
8	Hutchison China MediTech Ltd.[2,4]	176
23	Ipsen SA	3,143
79	IQVIA Holdings, Inc.[2]	12,711
14	Jazz Pharmaceuticals PLC[2]	1,996
596	Johnson & Johnson	83,011
17,180	Kalbe Farma Tbk PT	1,776
188	Kyowa Hakko Kirin Co. Ltd.	3,383
18	Lonza Group AG2	6,081
534	Merck & Co., Inc.	44,776
50	Merck KGaA	5,236
4	Mettler-Toledo International, Inc.[2]	3,360
352	Mitsubishi Tanabe Pharma Corp.	3,921
615	Novartis AG	56,265
298	Novo Nordisk A/S, Class B	15,209
165	Ono Pharmaceutical Co. Ltd.	2,959
26	Orion OYJ, Class B	954
351	Otsuka Holdings Co. Ltd.	11,455
33	PerkinElmer, Inc.	3,179
97	Perrigo Co. PLC	4,619
63	Piramal Enterprises Ltd.	1,776
40	QIAGEN NV2	1,626
40	Recordati SpA	1,670
180	Roche Holding AG	50,705
493	Sanofi	42,618
146	Santen Pharmaceutical Co. Ltd.	2,419
10	Sartorius Stedim Biotech	1,580
59	Shionogi & Co. Ltd.	3,400
193	Sumitomo Dainippon Pharma Co. Ltd.	3,660
925	Takeda Pharmaceutical Co. Ltd.	32,822
297	Tong Ren Tang Technologies Co. Ltd., Class H1	354
72	UCB SA	5,979
19	Vertex Pharmaceuticals, Inc.[2]	3,484
12	Vifor Pharma AG	1,736
12	Waters Corp.[2]	2,583

Shares		Value
	Common Stocks (continued)
	Pharmaceuticals, Biotechnology & Life Sciences (continued)
40	Wuxi Biologics Cayman, Inc.[2,3]	$359
59	Zoetis, Inc.	6,696

	Total Pharmaceuticals, Biotechnology & Life Sciences	767,270

	Real Estate—1.2%
195	Aeon Mall Co. Ltd.	2,936
38	American Tower Corp.	7,769
319	Ascendas Real Estate Investment Trust	736
14	Azrieli Group Ltd.	938
22	Boston Properties, Inc.	2,838
147	British Land Co. PLC (The)	1,007
207	CapitaLand Commercial Trust	332
1,850	CapitaLand Ltd.	4,827
353	CapitaLand Mall Trust	686
468	CBRE Group, Inc., Class A2	24,008
485	Central Pattana PCL	1,186
514	City Developments Ltd.	3,598
12	Covivio	1,258
1,307	Daiwa House Industry Co. Ltd.	38,104
35	Deutsche Wohnen SE	1,286
71	Dexus	647
28	Digital Realty Trust, Inc.	3,298
39	Duke Realty Corp.	1,233
11	Equinix, Inc.	5,547
38	Equity Residential	2,885
31	First Capital Realty, Inc.[1]	519
5	Gecina SA	749
149	Goodman Group	1,572
137	GPT Group (The)	591
474	Growthpoint Properties Ltd.	816
553	Hang Lung Properties Ltd.	1,315
91	HCP, Inc.	2,910
298	Host Hotels & Resorts, Inc.	5,430
326	Hulic Co. Ltd.[1]	2,620
92	Hysan Development Co. Ltd.	475
25	ICADE	2,295
136	Iron Mountain, Inc.	4,257
125	Jones Lang LaSalle, Inc.	17,586
690	Kerry Properties Ltd.	2,897
67	Kimco Realty Corp.	1,238
43	Klepierre SA	1,444
91	Land Securities Group PLC	965
1,187	Lendlease Group	10,829
17	Liberty Property Trust	851
187	Link REIT	2,298
24	Macerich Co. (The)	804
14	Mid-America Apartment Communities, Inc.	1,649
939	Mirvac Group	2,062
643	Mitsubishi Estate Co. Ltd.	11,966
770	Mitsui Fudosan Co. Ltd.	18,671
68	NEPI Rockcastle PLC	624
270	Nomura Real Estate Holdings, Inc.	5,804
53	Prologis, Inc.	4,245
950	Redefine Properties Ltd.	609
9	SBA Communications Corp.[2]	2,024
741	Scentre Group	1,997
68	Segro PLC	632
16,918	Shui On Land Ltd.	3,920
2,602	Sime Darby Property Bhd	648

The accompanying notes are an integral part of these financial statements.

102

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Real Estate (continued)
34	Simon Property Group, Inc.	$5,432
877	Sino Land Co. Ltd.	1,471
2,876	SM Prime Holdings, Inc.	2,083
794	SOHO China Ltd.	280
702	Stockland	2,054
522	Sun Hung Kai Properties Ltd.	8,853
553	Swire Pacific Ltd., Class A	6,795
482	Swire Properties Ltd.	1,946
15	Swiss Prime Site AG2	1,311
1,349	Tokyu Fudosan Holdings Corp.	7,450
27	UDR, Inc.	1,212
23	Unibail—Rodamco-Westfield	3,451
354	UOL Group Ltd.	1,975
311	Weyerhaeuser Co.	8,192
297	Wharf Real Estate Investment Co. Ltd.	2,093
925	Wheelock & Co. Ltd.	6,630
100	Zhejiang China Commodities City Group Co. Ltd., Class A	60

	Total Real Estate	283,719

	Retailing—3.2%
15	Baozun, Inc.[1,2,4]	748
638	Best Buy Co., Inc.	44,488
8	Booking Holdings, Inc.[2]	14,998
98	Canadian Tire Corp. Ltd., Class A	10,700
111	Dufry AG2	9,413
37	Fast Retailing Co. Ltd.	22,367
183	Foschini Group Ltd. (The)	2,340
768	Gap, Inc. (The)	13,801
919	Harvey Norman Holdings Ltd.	2,625
3,058	HengTen Networks Group Ltd.[2]	73
1,212	Hennes & Mauritz AB, Class B	21,601
576	Home Depot, Inc. (The)	119,791
4,094	Home Product Center PCL	2,336
409	Hotai Motor Co. Ltd.	6,690
1,045	Industria de Diseno Textil SA	31,477
410	J Front Retailing Co. Ltd.	4,700
809	Jardine Cycle & Carriage Ltd.	21,664
5,403	Kingfisher PLC	14,777
456	LKQ Corp.[2]	12,134
225	Lojas Renner SA	2,769
673	Lowe’s Cos., Inc.	67,912
1,244	Macy’s, Inc.	26,696
4,342	Marks & Spencer Group PLC[1]	11,643
116	Marui Group Co. Ltd.	2,362
1,141	Meituan Dianping, Class B2	10,004
107	Mr Price Group Ltd.	1,506
27	Naspers Ltd., Class N	6,547
78	Next PLC	5,486
50	Nitori Holdings Co. Ltd.	6,627
451	Nordstrom, Inc.[1]	14,369
143	Ocado Group PLC[2]	2,124
4,650	Petrobras Distribuidora SA	30,332
54	Pinduoduo, Inc.[2,4]	1,114
1,085	Rakuten, Inc.	12,890
2,173	S.A.C.I. Falabella	14,162
2,300	Suning.com Co. Ltd., Class A	3,844
1,081	Target Corp.	93,625
46	Tiffany & Co.[1]	4,307

Shares		Value
	Common Stocks (continued)
	Retailing (continued)
81	Tractor Supply Co.	$8,813
50	USS Co. Ltd.	985
33	Wayfair, Inc., Class A2	4,818
809	Wesfarmers Ltd.	20,529
1,668	Woolworths Holdings Ltd.	5,782
3,873	Yamada Denki Co. Ltd.	17,147
143	Zalando SE1,2,3	6,354
6,395	Zhongsheng Group Holdings Ltd.	17,804

	Total Retailing	757,274

	Semiconductors & Semiconductor Equipment—1.2%
245	Advanced Micro Devices, Inc.[2]	7,441
105	Advantest Corp.	2,890
62	Analog Devices, Inc.	6,998
431	Applied Materials, Inc.	19,356
5,781	ASE Technology Holding Co. Ltd.[2]	11,447
246	ASM Pacific Technology Ltd.	2,519
64	ASML Holding NV	13,391
9	Disco Corp.	1,477
449	Infineon Technologies AG	7,951
1,579	Intel Corp.	75,587
58	Lam Research Corp.	10,895
144	Marvell Technology Group Ltd.	3,437
48	Maxim Integrated Products, Inc.	2,871
872	MediaTek, Inc.	8,816
76	NVIDIA Corp.	12,481
308	ON Semiconductor Corp.[2]	6,225
62	Rohm Co. Ltd.	4,166
54	Skyworks Solutions, Inc.	4,173
514	STMicroelectronics NV	9,131
4,383	Taiwan Semiconductor Manufacturing Co. Ltd.	33,727
149	Texas Instruments, Inc.	17,099
84	Tokyo Electron Ltd.	11,788
12,767	United Microelectronics Corp.	5,734
100	Win Semiconductors Corp.	641
29	Xilinx, Inc.	3,420
1,892	Xinyi Solar Holdings Ltd.	932

	Total Semiconductors & Semiconductor Equipment	284,593

	Software & Services—3.1%
100	360 Security Technology, Inc., Class A2	311
242	Accenture PLC, Class A	44,714
35	Adobe, Inc.[2]	10,313
100	Aisino Corp, Class A	336
35	Akamai Technologies, Inc.[2]	2,805
75	Amadeus IT Group SA	5,950
7	ANSYS, Inc.[2]	1,434
180	Atos SE	15,070
15	Autodesk, Inc.[2]	2,444
90	Automatic Data Processing, Inc.	14,880
37	Broadridge Financial Solutions, Inc.	4,724
33	Cadence Design Systems, Inc.[2]	2,337
125	Capgemini SE	15,566
112	CGI, Inc.[2]	8,629
1,733	Cielo SA	3,039
32	Citrix Systems, Inc.	3,140
285	Cognizant Technology Solutions Corp., Class A	18,066
184	Computershare Ltd.	2,093
26	Dassault Systemes SE	4,154

The accompanying notes are an integral part of these financial statements.

103

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Software & Services (continued)
393	DXC Technology Co.	$21,674
23	Fortinet, Inc.[2]	1,767
557	Fujitsu Ltd.	38,836
563	HCL Technologies Ltd.	8,683
1,191	Infosys Ltd.	12,630
600	International Business Machines Corp.	82,740
27	Intuit, Inc.	7,056
12	Jack Henry & Associates, Inc.	1,607
397	Kingdee International Software Group Co. Ltd.	429
60	Mastercard, Inc., Class A	15,872
121	Micro Focus International PLC	3,179
947	Microsoft Corp.	126,860
11	Nice Ltd.[2]	1,496
306	Nomura Research Institute Ltd.	4,905
1,784	NTT Data Corp.	23,761
71	Open Text Corp.	2,936
799	Oracle Corp.	45,519
26	Oracle Corp. Japan	1,899
184	Otsuka Corp.	7,403
3	Paycom Software, Inc.[2]	680
141	PayPal Holdings, Inc.[2]	16,139
15	PTC, Inc.[2]	1,346
19	Red Hat, Inc.[2]	3,567
201	Sabre Corp.	4,462
266	Sage Group PLC (The)	2,716
89	salesforce.com, Inc.[2]	13,504
225	SAP SE	30,942
10	ServiceNow, Inc.[2]	2,746
3	Shopify, Inc., Class A2	904
254	Symantec Corp.	5,527
699	Tata Consultancy Services Ltd.	22,554
450	Tech Mahindra Ltd.	4,606
5	Temenos AG2	896
5	Twilio, Inc., Class A2	682
117	Visa, Inc., Class A	20,305
12	VMware, Inc., Class A	2,007
291	Western Union Co. (The)	5,788
2,116	Wipro Ltd.	8,599
5	Wix.Com Ltd.[2]	711
10	Workday, Inc., Class A2	2,056
25	Worldline SA/France[2,3]	1,822

	Total Software & Services	721,816

	Technology Hardware & Equipment—5.8%
492	AAC Technologies Holdings, Inc.	2,793
13,956	Acer, Inc.[2]	8,650
207	Advantech Co. Ltd.	1,759
92	Amphenol Corp., Class A	8,826
1,426	Apple, Inc.	282,234
9	Arista Networks, Inc.[2]	2,337
32,744	AU Optronics Corp.	9,804
3,851	BYD Electronic International Co. Ltd.	5,501
467	Catcher Technology Co. Ltd.	3,345
1,372	Chicony Electronics Co. Ltd.	3,375
931	Cisco Systems, Inc.	50,954
19	Cognex Corp.	912
254	CommScope Holding Co., Inc.[2]	3,995
378	Corning, Inc.	12,561
306	Dell Technologies, Inc., Class C2	15,545

Shares		Value
	Common Stocks (continued)
	Technology Hardware & Equipment (continued)
1,727	Delta Electronics, Inc.	$8,757
16	F5 Networks, Inc.[2]	2,330
2,593	Flex Ltd.[2]	24,815
37	FLIR Systems, Inc.	2,002
604	FUJIFILM Holdings Corp.	30,626
2,279	Hewlett Packard Enterprise Co.	34,071
81	Hexagon AB, Class B	4,501
11	Hirose Electric Co. Ltd.	1,227
150	Hitachi High-Technologies Corp.	7,713
2,558	Hitachi Ltd.	93,759
3,248	HP, Inc.	67,526
38	Ingenico Group SA	3,366
36,558	Innolux Corp.	8,628
22,304	Inventec Corp.	17,737
9	Keyence Corp.	5,524
50	Keysight Technologies, Inc.[2]	4,491
2,829	Kingboard Laminates Holdings Ltd.	2,593
1,134	Konica Minolta, Inc.	11,041
261	Kyocera Corp.	17,042
12,420	Legend Holdings Corp., Class H3	29,220
62,357	Lenovo Group Ltd.	48,289
1,462	LG Display Co. Ltd.[2]	22,601
78	LG Innotek Co. Ltd.	7,363
5,107	Lite-On Technology Corp.	7,481
1,615	Micro-Star International Co. Ltd.	4,576
52	Motorola Solutions, Inc.	8,670
348	Murata Manufacturing Co. Ltd.	15,633
783	NEC Corp.	30,814
5,275	Nokia OYJ	26,227
172	Omron Corp.	8,972
91	Samsung Electro-Mechanics Co. Ltd.	7,708
5,450	Samsung Electronics Co. Ltd.	221,842
47	Samsung SDI Co. Ltd.	9,627
259	Seagate Technology PLC	12,204
787	Seiko Epson Corp.	12,454
145	Shimadzu Corp.	3,556
171	TDK Corp.	13,237
160	TE Connectivity Ltd.	15,325
2,231	Telefonaktiebolaget LM Ericsson, Class B	21,184
79	Trimble, Inc.[2]	3,564
200	Unisplendour Corp Ltd., Class A	794
40,939	Wistron Corp.	31,898
302	Xerox Corp.	10,694
133	Yaskawa Electric Corp.	4,518
203	Yokogawa Electric Corp.	3,979
23	Zebra Technologies Corp., Class A2	4,818

	Total Technology Hardware & Equipment	1,347,588

	Telecommunication Services—4.1%
939	Advanced Info Service PCL	6,675
5,693	Axiata Group Bhd	6,861
3,072	Bharti Airtel Ltd.	15,427
267	Bharti Infratel Ltd.	1,033
12,205	BT Group PLC	30,517
2,323	CenturyLink, Inc.	27,318
11,458	China Tower Corp. Ltd., Class H3	3,007
2,047	Chunghwa Telecom Co. Ltd.	7,447
5,185	Deutsche Telekom AG	89,822
1,472	DiGi.Com Bhd	1,799

The accompanying notes are an integral part of these financial statements.

104

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Telecommunication Services (continued)
51	Elisa OYJ	$2,492
1,204	Far EasTone Telecommunications Co. Ltd.	3,035
81	Globe Telecom, Inc.	3,576
357	Hellenic Telecommunications Organization SA2	5,285
3,054	HKT Trust & HKT Ltd.	4,847
2,006	KDDI Corp.	51,081
2,203	Koninklijke KPN NV	6,774
1,840	Maxis Bhd	2,480
66	Millicom International Cellular SA	3,717
1,448	MTN Group Ltd.	10,962
2,560	Nippon Telegraph & Telephone Corp.	119,208
1,858	NTT DOCOMO, Inc.	43,329
503	Ooredoo Q.P.S.C.	9,036
2,513	Orange Polska SA2	4,505
3,111	Orange SA	49,121
8,797	PCCW Ltd.	5,078
247	Proximus SADP	7,291
178	Rogers Communications, Inc., Class B	9,549
5,796	Singapore Telecommunications Ltd.	14,994
78	SK Telecom Co. Ltd.	17,496
2,632	Softbank Corp.	34,189
1,940	SoftBank Group Corp.	93,003
1,024	Spark New Zealand Ltd.	2,751
25	Swisscom AG	12,567
1,374	Taiwan Mobile Co. Ltd.	5,419
190	Tele2 AB, Class B	2,775
30,680	Telecom Italia SpA[2]	16,777
12,886	Telecom Italia SpA -RSP	6,693
2,657	Telefonica Deutschland Holding AG	7,434
7,074	Telefonica SA	58,171
4,507	Telekom Malaysia Bhd	4,362
38,256	Telekomunikasi Indonesia Persero Tbk PT	11,211
661	Telenor ASA	14,040
2,215	Telia Co. AB	9,845
507	Telkom SA SOC Ltd.	3,315
7,767	Telstra Corp. Ltd.	20,984
297	TELUS Corp.	11,003
34,173	True Corp. PCL	6,519
1,994	Turkcell Iletisim Hizmetleri AS	4,413
779	Vodacom Group Ltd.	6,611
32,461	Vodafone Group PLC	53,426

	Total Telecommunication Services	949,270

	Transportation—2.8%
15	A.P. Moeller—Maersk A/S, Class A	17,440
14	A.P. Moeller—Maersk A/S, Class B	17,392
26	Aena SME SA3	5,161
30	Aeroports de Paris	5,302
4,412	AirAsia Group Bhd	2,915
929	Airports of Thailand PCL	2,227
10	AMERCO	3,786
585	ANA Holdings, Inc.	19,373
90	Auckland International Airport Ltd.	595
625	Aurizon Holdings Ltd.	2,368
3,536	BTS Group Holdings PCL	1,384
207	C.H. Robinson Worldwide, Inc.	17,460
116	Canadian National Railway Co.	10,759
25	Canadian Pacific Railway Ltd.	5,901
90	Central Japan Railway Co.	18,027

Shares		Value
	Common Stocks (continued)
	Transportation (continued)
1,570	ComfortDelGro Corp. Ltd.	$3,087
170	CSX Corp.	13,153
859	Delta Air Lines, Inc.	48,748
2,253	Deutsche Post AG	74,149
146	DSV A/S	14,359
303	East Japan Railway Co.	28,348
648	easyJet PLC	7,861
13,494	Eva Airways Corp.	6,495
113	Expeditors International of Washington, Inc.	8,572
50	Fraport AG Frankfurt Airport Services Worldwide	4,305
81	Getlink SE	1,300
215	Hankyu Hanshin Holdings, Inc.	7,703
123	Kamigumi Co. Ltd.	2,911
24	Kansas City Southern	2,924
64	Keio Corp.	4,212
69	Keisei Electric Railway Co. Ltd.	2,514
239	Kintetsu Group Holdings Co. Ltd.	11,446
157	Kuehne + Nagel International AG	23,333
132	Kyushu Railway Co.	3,847
1,098	Latam Airlines Group SA	10,310
256	Localiza Rent a Car SA	2,737
1,410	MISC Bhd	2,440
1,181	MTR Corp. Ltd.	7,951
209	Nagoya Railroad Co. Ltd.	5,783
394	Nippon Express Co. Ltd.	20,954
1,190	Nippon Yusen KK	19,097
56	Norfolk Southern Corp.	11,162
204	Odakyu Electric Railway Co. Ltd.	4,993
362	SATS Ltd.	1,397
342	Seibu Holdings, Inc.	5,701
397	SG Holdings Co. Ltd.	11,257
1,838	Singapore Airlines Ltd.	12,593
10,968	Sinotrans Ltd., Class H	3,987
427	Southwest Airlines Co.	21,683
217	Sydney Airport	1,224
295	TAV Havalimanlari Holding AS	1,377
194	Tobu Railway Co. Ltd.	5,654
625	Tokyu Corp.	11,086
290	Transurban Group	3,000
139	Union Pacific Corp.	23,506
587	United Parcel Service, Inc., Class B	60,620
183	West Japan Railway Co.	14,804

	Total Transportation	662,673

	Utilities—4.7%
684	AES Corp.	11,464
1,353	Aguas Andinas SA, Class A	797
78	Alliant Energy Corp.	3,828
280	AltaGas Ltd.[1]	4,245
88	Ameren Corp.	6,610
197	American Electric Power Co., Inc.	17,338
32	American Water Works Co., Inc.	3,712
247	APA Group	1,872
98	Atco Ltd., Class I	3,310
1,056	AusNet Services	1,389
90	Canadian Utilities Ltd., Class A	2,545
33,952	Centrica PLC	37,930
361	CEZ AS2	8,725
2,670	China Longyuan Power Group Corp. Ltd., Class H	1,712

The accompanying notes are an integral part of these financial statements.

105

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
1,086	CLP Holdings Ltd.	$11,982
128	CMS Energy Corp.	7,412
8,306	Colbun SA	1,713
149	Consolidated Edison, Inc.	13,064
212	Dominion Energy, Inc.	16,392
117	DTE Energy Co.	14,962
298	Duke Energy Corp.	26,295
3,341	E.ON SE	36,339
220	Edison International	14,830
5,029	EDP—Energias de Portugal SA	19,140
390	Electric Power Development Co. Ltd.	8,861
5,626	Electricite de France SA	71,020
132	Emera, Inc.	5,405
53	Enagas SA	1,417
915	Endesa SA1	23,560
83,699	Enel Americas SA	14,733
13,512	Enel SpA	94,479
58	Energisa SA	697
232	Energy Absolute PCL	422
224	Engie Brasil Energia SA	2,541
4,589	Engie SA	69,714
118	Entergy Corp.	12,146
120	Eversource Energy	9,091
756	Exelon Corp.	36,243
175	Fortis, Inc.	6,925
284	Fortum OYJ	6,286
1,587	HK Electric Investments & HK Electric Investments Ltd.	1,625
2,344	Hong Kong & China Gas Co. Ltd.	5,196
3,346	Huaneng Renewables Corp. Ltd., Class H2	921
288	Hydro One Ltd.[3]	5,034
4,421	Iberdrola SA	44,134
333	Infraestructura Energetica Nova SAB de CV	1,307
891	Innogy SE3	42,312
352,727	Inter RAO UES PJSC	25,327
483	Interconexion Electrica SA ESP	2,690
2,020	Kyushu Electric Power Co., Inc.	19,836
746	Meridian Energy Ltd.	2,380
1,961	National Grid PLC	20,860
943	Naturgy Energy Group SA	26,020
87	NextEra Energy, Inc.	17,823
197	NiSource, Inc.	5,674
151	Orsted A/S3	13,077
699	Osaka Gas Co. Ltd.	12,178
40	Pinnacle West Capital Corp.	3,764
29	Power Assets Holdings Ltd.	209
1,895	Power Grid Corp. of India Ltd.	5,680
277	PPL Corp.	8,590
169	Public Service Enterprise Group, Inc.	9,941
105	Red Electrica Corp. SA	2,190
554	RWE AG	13,671
95	Sempra Energy	13,057
96	Severn Trent PLC	2,502
615	Snam SpA	3,061
456	Southern Co. (The)	25,208
2,257	SSE PLC	32,229
1,472	Suez	21,272
424	Terna Rete Elettrica Nazionale SpA	2,704
106	Toho Gas Co. Ltd.	3,901

Shares		Value
	Common Stocks (continued)
	Utilities (continued)
709	Tokyo Gas Co. Ltd.	$16,698
2,135	Towngas China Co. Ltd.[2]	1,539
148	UGI Corp.	7,905
245	United Utilities Group PLC	2,441
1,382	Veolia Environnement SA	33,711
31	Verbund AG	1,624
100	WEC Energy Group, Inc.	8,337
209	Xcel Energy, Inc.	12,433

	Total Utilities	1,110,207

	Total Common Stocks (Cost $23,024,391)	23,268,307

	Preferred Stocks—0.6%
	Automobiles & Components—0.0%[6]
142	Bayerische Motoren Werke AG, 6.20%	8,829

	Banks—0.3%
3,473	Banco Bradesco SA, 2.56%	34,198
271	Bancolombia SA, 2.59%	3,448
2,936	Itau Unibanco Holding SA, 3.89%	27,777
364	Itausa—Investimentos Itau SA, 3.11%	1,224

	Total Banks	66,647

	Capital Goods—0.0%[6]
138,521	Rolls-Royce Holdings PLC[2]	177
358,453	Rolls-Royce Holdings PLC, Class C2	456

	Total Capital Goods	633

	Food & Staples Retailing—0.1%
410	Cia Brasileira de Distribuicao, 1.74%	10,128

	Food, Beverage & Tobacco—0.0%[6]
370	Embotelladora Andina SA, Class B, 3.90%	1,334

	Health Care Equipment & Services—0.0%[6]
5	Sartorius AG, 0.34%	1,027

	Household & Personal Products—0.1%
8	Amorepacific Corp., 1.34%	597
99	Henkel AG & Co KGaA, 2.03%	9,698
1	LG Household & Health Care Ltd., 1.21%	698

	Total Household & Personal Products	10,993

	Materials—0.0%[6]
16	LG Chem Ltd., 3.07%	2,709
30	Sociedad Quimica y Minera de Chile SA, Class B, 3.59%	930

	Total Materials	3,639

	Technology Hardware & Equipment—0.1%
916	Samsung Electronics Co. Ltd., 2.85%	30,344

	Telecommunication Services—0.0%[6]
684	Telefonica Brasil SA, 10.57%	8,907

	Utilities—0.0%[6]
1,240	Cia Energetica de Minas Gerais, 3.97%	4,805

	Total Preferred Stocks (Cost $123,193)	147,286

The accompanying notes are an integral part of these financial statements.

106

Invesco Global ESG Revenue ETF (ESGF) (continued)

June 30, 2019

Shares		Value
	Warrant—0.0%[6]
	Consumer Services—0.0%[6]
91	Minor International PCL, expiring 9/30/21[2] (Cost $0)	$16

	Right—0.0%[6]
	Diversified Financials—0.0%[6]
838	Zhengqi Financial Holding Corp.[2,7] (Cost $0)	0

	Investment of Cash Collateral for Securities Loaned—2.1%
370,108	Invesco Government & Agency Portfolio—Institutional Class, 2.27%[8,9]	370,108
123,320	Invesco Liquid Assets Portfolio—Institutional Class, 2.41%[8,9]	123,369

	Total Investment of Cash Collateral for Securities Loaned (Cost $493,469)	493,477

	Total Investments—102.0% (Cost $23,641,053)	23,909,086

	Liabilities in Excess of Other Assets—(2.0)%	(477,792)

	Net Assets—100.0%	$23,431,294

PCL—Public Company Limited

REIT—Real Estate Investment Trust

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $472,384; total value of the collateral held by the Fund was $493,477.
[2]	Non-income producing security.
[3]

Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $161,261 or 0.69% of the Fund’s net assets at period end.

[4]	American Depositary Receipt.
[5]	Affiliated security (Note 4).
[6]	Less than 0.05%.
[7]	The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Notes.
[8]

The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of June 30, 2019.

[9]	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 6.

Geographical Holdings

Country	Value	% of Net Assets
United States	$7,179,839	30.6%
Japan	3,983,579	17.0
France	1,925,226	8.2
United Kingdom	1,504,154	6.4
Germany	1,435,540	6.1
Netherlands	915,182	3.9
Canada	819,094	3.5
South Korea	784,848	3.4
Switzerland	596,758	2.5
Australia	503,571	2.2
Spain	497,649	2.1
China	335,823	1.4
Brazil	319,074	1.4
Taiwan	292,755	1.3
Italy	291,736	1.2
Sweden	248,532	1.1
India	240,380	1.0
Thailand	204,312	0.9
Singapore	183,025	0.8
South Africa	179,671	0.8
Norway	131,144	0.6
Denmark	126,088	0.5
Belgium	124,845	0.5
Finland	108,875	0.5
Hong Kong	102,759	0.4
Chile	92,055	0.4
Malaysia	79,054	0.3
Indonesia	78,661	0.3
Mexico	74,357	0.3
Austria	70,865	0.3
Ireland	63,684	0.3
Poland	60,054	0.3
Portugal	59,326	0.3
Turkey	46,787	0.2
Russia	46,456	0.2
Qatar	29,416	0.1
Saudi Arabia	25,003	0.1
Hungary	22,687	0.1
Colombia	20,279	0.1
Israel	19,793	0.1
United Arab Emirates	18,006	0.1
New Zealand	13,022	0.1
Philippines	11,634	0.1
Macau	10,958	0.0	[1]
Czech Republic	10,918	0.0	[1]
Greece	9,111	0.0	[1]
Peru	5,952	0.0	[1]
Egypt	2,736	0.0	[1]
Luxembourg	1,472	0.0	[1]
Argentina	1,015	0.0	[1]
Pakistan	702	0.0	[1]
Romania	624	0.0	[1]

Total Investments	23,909,086	102.0
Liabilities in Excess of Other Assets	(477,792)	(2.0)

Net Assets	$23,431,294	100.0%

[1]	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

107

Statements of Assets and Liabilities

June 30, 2019

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Financials Revenue ETF (RWW)
Assets:
Unaffiliated investments in securities, at value (including securities on loan)[1]	$956,199,531	$357,160,058	$405,147,756	$33,850,115
Affiliated investments in securities, at value	3,622,712	13,651,970	27,488,651	212,205
Foreign currency, at value	—	—	—	—
Receivables and other assets:
Dividends	871,252	284,863	270,074	24,144
Capital shares sold	7,313	19,653	43,624	368
Investments sold	5,408,796	105,420	3,486,757	–
Securities lending	233	4,173	87,441	2
Reclaims	—	—	—	—

Total Assets	966,109,837	371,226,137	436,524,303	34,086,834

Liabilities:
Payables and other liabilities:
Investment of cash collateral for securities on loan	3,231,210	13,651,591	27,432,417	110,867
Due to custodian	684,106	467,411	175,056	12,386
Investments purchased	–	–	423,252	–
Shares Repurchased	5,343,430	–	3,164,928	–
Accrued unitary management fees	302,484	111,093	129,469	12,685
Deferred foreign tax payable	—	—	—	—

Total Liabilities	9,561,230	14,230,095	31,325,122	135,938

Net Assets	$956,548,607	$356,996,042	$405,199,181	$33,950,896

Net Assets Consist of:
Shares of beneficial interest	$895,280,765	$358,256,351	$501,984,592	$34,336,381
Total distributable earnings (accumulated loss)	61,267,842	(1,260,309)	(96,785,411)	(385,485)

Net Assets	$956,548,607	$356,996,042	$405,199,181	$33,950,896

Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	17,901,400	5,851,400	6,401,400	500,000
Net asset value, offering and redemption price per share	$53.43	$61.01	$63.30	$67.90

Market price	$53.41	$60.91	$63.23	$67.83

Unaffiliated investments in securities, at cost	$863,163,113	$329,491,573	$448,627,380	$33,430,984

Affiliated investments in securities, at cost	$3,727,406	$13,651,591	$27,486,809	$274,075

Foreign currency, at cost	—	—	—	—

1. Includes securities on loan with an aggregate value of:	$3,198,532	$13,620,798	$26,542,878	$108,680

2. Net of foreign taxes of $1,626.
3. Net of foreign taxes of $1,414.
4. Net of foreign taxes of $1,581.

The accompanying notes are an integral part of these financial statements.

108

Invesco S&P Ultra Dividend Revenue ETF (RDIV)	Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)	Invesco International Ultra Dividend Revenue ETF (RIDV)	Invesco Emerging Markets Revenue ETF (REEM)	Invesco International Revenue ETF (REFA)	Invesco Global Revenue ETF (RGLB)	Invesco Global ESG Revenue ETF (ESGF)

$1,778,323,638	$3,588,646	$2,364,279	$15,115,422	$12,328,715	$13,038,618	$23,410,146
20,513,293	—	18,206	106,744	347,429	190,639	498,940
—	29,473	26,900	14,824	6,092	4,270	9,699

5,032,082	25,442	5,340	78,062	17,927	27,019	41,645
3,833,989	—	—	—	—	—	284
—	—	270	660	1,248	3,867	2,087
13,494	—	97	32	683	276	952
—	90	2,233	8	2,572	1,306	3,974

1,807,716,496	3,643,651	2,417,325	15,315,752	12,704,666	13,265,995	23,967,727

20,512,450	—	18,206	106,743	342,802	190,637	493,469
289,899	36,112	2,447	18,950	—	5,378	34,067
3,756,370	—	27,090	—	—	—	—
—	—	—	—	—	—	—
558,684	1,356	805	5,616	4,215	4,533	8,526
—	—	—	1,626	—	1,392	371

25,117,403	37,468	48,548	132,935	347,017	201,940	536,433

$1,782,599,093	$3,606,183	$2,368,777	$15,182,817	$12,357,649	$13,064,055	$23,431,294

$1,907,205,231	$3,714,922	$2,516,075	$15,771,258	$13,193,691	$13,371,811	$23,893,717
(124,606,138)	(108,739)	(147,298)	(588,441)[2]	(836,042)	(307,756)[3]	(462,423)[4]

$1,782,599,093	$3,606,183	$2,368,777	$15,182,817	$12,357,649	$13,064,055	$23,431,294

47,350,000	150,000	100,000	600,000	500,000	500,000	800,000
$37.65	$24.04	$23.69	$25.30	$24.72	$26.13	$29.29

$37.67	$24.16	$23.66	$25.35	$24.77	$26.15	$29.43

$1,769,346,772	$3,624,553	$2,429,914	$15,175,645	$12,564,826	$12,803,476	$23,142,212

$20,512,450	$—	$18,206	$106,743	$347,426	$190,637	$498,841

$—	$29,481	$26,886	$14,624	$6,106	$4,220	$9,638

$20,274,820	$—	$17,446	$100,687	$324,914	$182,081	$472,384

109

Statements of Operations

For the year ended June 30, 2019

	Invesco S&P 500 Revenue ETF (RWL)	Invesco S&P MidCap 400 Revenue ETF (RWK)	Invesco S&P SmallCap 600 Revenue ETF (RWJ)	Invesco S&P Financials Revenue ETF (RWW)
Investment Income:
Unaffiliated dividend income	$22,624,133	$5,164,979	$6,180,689	$993,123
Affiliated dividend income	26,267	127	30,336	8,469
Non-cash dividend income	553,348	83,329	—	—
Foreign withholding tax	—	(679)	(730)	—
Securities lending income	40,833	98,178	1,028,805	253

Total Income	23,244,581	5,345,934	7,239,100	1,001,845

Expenses:
Unitary management fees	3,807,861	1,410,841	1,830,117	207,112

Less fees waived	(118)	(14)	(39)	(4)

Net Expenses	3,807,743	1,410,827	1,830,078	207,108

Net Investment Income	19,436,838	3,935,107	5,409,022	794,737

Net Realized and Unrealized Gain (Loss) on Investments from:
Net realized loss on investments	(23,162,701)	(14,184,249)	(32,599,939)	(577,953)
Net realized loss on affiliated investments	(74,141)	—	(46,233)	(15,709)
Net realized gain on in-kind redemptions	75,711,617	32,863,128	58,051,466	6,942,240
Net realized gain (loss) on in-kind redemptions on affiliates	8,964	—	1,682	(12,099)
Net realized loss on foreign currency transactions	—	—	—	—

Total net realized gain (loss)	52,483,739	18,678,879	25,406,976	6,336,479

Net change in unrealized appreciation (depreciation) on unaffiliated investments	(6,578,379)	(20,423,994)	(98,717,001)	(4,954,212)
Net change in unrealized appreciation (depreciation) on affiliated investments	(28,945)	379	41,012	(19,160)
Net change in unrealized appreciation (depreciation) on foreign currency translations	—	—	—	—

Net change in unrealized appreciation (depreciation)	(6,607,324)	(20,423,615)	(98,675,989)	(4,973,372)

Net realized and unrealized gain (loss) on investments	45,876,415	(1,744,736)	(73,269,013)	1,363,107

Net Increase (Decrease) in Net Assets Resulting From Operations	$65,313,253	$2,190,371	$(67,859,991)	$2,157,844

1.	For the period from August 7, 2018 (commencement of operations) to June 30, 2019.
2.	Net of foreign taxes of $65 and $476.
3.	Net of change in deferred foreign taxes of $1,626, $1,414 and $1,581.

The accompanying notes are an integral part of these financial statements.

110

Invesco S&P Ultra Dividend Revenue ETF (RDIV)	Invesco Emerging Markets Ultra Dividend Revenue ETF[1] (REDV)	Invesco International Ultra Dividend Revenue ETF[1] (RIDV)	Invesco Emerging Markets Revenue ETF (REEM)	Invesco International Revenue ETF (REFA)	Invesco Global Revenue ETF (RGLB)	Invesco Global ESG Revenue ETF (ESGF)

$55,067,686	$152,220	$114,838	$474,804	$469,509	$416,863	$757,012
247,824	5	11	87	78	59	96
—	—	432	17,464	25,855	21,126	37,608
—	(12,692)	(13,582)	(54,753)	(42,748)	(32,734)	(64,475)
497,967	54	379	1,056	2,138	1,364	5,702

55,813,477	139,587	102,078	438,658	454,832	406,678	735,943

5,037,398	11,112	8,797	59,994	52,571	55,755	103,611

(731)	(1)	(1)	(8)	(9)	(6)	(13)

5,036,667	11,111	8,796	59,986	52,562	55,749	103,598

50,776,810	128,476	93,282	378,672	402,270	350,929	632,345

(102,327,468)	(81,187)[2]	(90,384)	(479,264)	(566,909)	(453,658)[2]	(623,276)
(3,391,378)	—	—	—	—	—	—
112,785,346	—	—	177,846	350,074	473,326	421,578
4,971	—	—	—	—	—	—
—	(3,829)	(1,503)	(18,220)	(7,034)	(6,372)	(6,521)

7,071,471	(85,016)	(91,887)	(319,638)	(223,869)	13,296	(208,219)

(9,147,556)	(35,907)	(65,635)	351,703 [3]	(612,556)	(235,189)[3]	(182,084)[3]
843	—	—	1	3	2	99
—	(26)	(96)	1,082	86	39	519

(9,146,713)	(35,933)	(65,731)	352,786	(612,467)	(235,148)	(181,466)

(2,075,242)	(120,949)	(157,618)	33,148	(836,336)	(221,852)	(389,685)

$48,701,568	$7,527	$(64,336)	$411,820	$(434,066)	$129,077	$242,660

111

Statements of Changes in Net Assets

For the year ended June 30, 2019 and June 30, 2018

	Invesco S&P 500 Revenue ETF (RWL)		Invesco S&P MidCap 400 Revenue ETF (RWK)
	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018
Operations
Net investment income	$19,436,838	$15,300,273	$3,935,107	$3,913,591
Net realized gain (loss) on investments and in-kind redemptions and foreign currency transactions	52,483,739	60,903,503	18,678,879	19,377,220
Net change in unrealized appreciation (depreciation) on investments foreign currency translations	(6,607,324)	8,339,902	(20,423,615)	8,688,904

Net increase (decrease) in net assets resulting from operations	65,313,253	84,543,678	2,190,371	31,979,715

Distributions to Shareholders from:
Distributable earnings	(19,138,436)	(17,723,983)	(3,846,048)	(3,676,937)

Shareholder Transactions:
Proceeds from shares sold	243,025,931	313,392,923	80,869,707	90,878,997
Value of shares repurchased	(250,146,076)	(152,222,803)	(100,828,754)	(70,072,549)

Net increase (decrease) in net assets resulting from shareholder transactions	(7,120,145)	161,170,120	(19,959,047)	20,806,448

Increase (Decrease) in net assets	39,054,672	227,989,815	(21,614,724)	49,109,226

Net Assets:
Beginning of period or year	917,493,935	689,504,120	378,610,766	329,501,540

End of period or year	$956,548,607	$917,493,935	$356,996,042	$378,610,766

Changes in Shares Outstanding:
Shares outstanding, beginning of period or year	18,101,400	14,851,400	6,201,400	5,851,400
Shares sold	4,750,000	6,200,000	1,400,000	1,500,000
Shares repurchased	(4,950,000)	(2,950,000)	(1,750,000)	(1,150,000)

Shares outstanding, end of period or year	17,901,400	18,101,400	5,851,400	6,201,400

The accompanying notes are an integral part of these financial statements.

112

Invesco S&P SmallCap 600 Revenue ETF (RWJ)		Invesco S&P Financials Revenue ETF (RWW)		Invesco S&P Ultra Dividend Revenue ETF (RDIV)
Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018

$5,409,022	$5,174,190	$794,737	$620,297	$50,776,810	$25,549,754

25,406,976	52,865,569	6,336,479	1,474,077	7,071,471	28,487,131

(98,675,989)	358,776	(4,973,372)	(1,328,352)	(9,146,713)	37,354,744

(67,859,991)	58,398,535	2,157,844	766,022	48,701,568	91,391,629

(5,443,557)	(5,715,052)	(788,763)	(685,442)	(48,980,283)	(29,379,796)

175,782,312	83,311,618	6,364,575	31,019,019	2,425,047,339	439,228,941
(206,177,006)	(181,849,009)	(28,303,291)	(10,277,825)	(1,253,156,914)	(400,883,719)

(30,394,694)	(98,537,391)	(21,938,716)	20,741,194	1,171,890,425	38,345,222

(103,698,242)	(45,853,908)	(20,569,635)	20,821,774	1,171,611,710	100,357,055

508,897,423	554,751,331	54,520,531	33,698,757	610,987,383	510,630,328

$405,199,181	$508,897,423	$33,950,896	$54,520,531	$1,782,599,093	$610,987,383

6,951,400	8,401,400	850,000	550,000	16,000,000	15,100,000
2,600,000	1,150,000	100,000	450,000	64,100,000	12,150,000
(3,150,000)	(2,600,000)	(450,000)	(150,000)	(32,750,000)	(11,250,000)

6,401,400	6,951,400	500,000	850,000	47,350,000	16,000,000

113

Statements of Changes in Net Assets (continued)

For the year or period ended June 30, 2019 and for the period ended June 30, 2018

	Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)	Invesco International Ultra Dividend Revenue ETF (RIDV)	Invesco Emerging Markets Revenue ETF (REEM)
	For the Period August 7, 2018[1] to June 30, 2019	For the Period August 7, 2018[1] to June 30, 2019	Year Ended June 30, 2019	For the Period July 11, 2017[1] to June 30, 2018
Operations
Net investment income	$128,476	$93,282	$378,672	$308,088
Net realized gain on investments and in-kind redemptions	(85,016)	(91,887)	(319,638)	300,786
Net change in unrealized appreciation (depreciation) on investments	(35,933)	(65,731)	352,786	(413,901)

Net increase in net assets resulting from operations	7,527	(64,336)	411,820	194,973

Distributions to Shareholders from:
Distributable earnings	(116,266)	(82,962)	(495,307)	(218,650)

Shareholder Transactions:
Proceeds from shares sold	3,714,922	2,516,075	7,689,891	20,892,428
Value of shares repurchased	—	—	(5,087,260)	(8,205,078)

Net increase (decrease) in net assets resulting from shareholder transactions	3,714,922	2,516,075	2,602,631	12,687,350

Increase (Decrease) in net assets	3,606,183	2,368,777	2,519,144	12,663,673

Net Assets:
Beginning of period or year	—	—	12,663,673	—

End of period or year	$3,606,183	$2,368,777	$15,182,817	$12,663,673

Changes in Shares Outstanding:
Shares outstanding, beginning of period or year	—	—	500,000	—
Shares sold	150,000	100,000	300,000	800,000
Shares repurchased	—	—	(200,000)	(300,000)

Shares outstanding, end of period or year	150,000	100,000	600,000	500,000

1.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

114

Invesco International Revenue ETF (REFA)		Invesco Global Revenue ETF (RGLB)		Invesco Global ESG Revenue ETF (ESGF)
Year Ended June 30, 2019	For the Period July 11, 2017[1] to June 30, 2018	Year Ended June 30, 2019	For the Period July 11, 2017[1] to June 30, 2018	Year Ended June 30, 2019	Year Ended June 30, 2018

$402,270	$387,759	$350,929	$324,285	$632,345	$523,421
(223,869)	188,104	13,296	197,759	(208,219)	1,700,456
(612,467)	376,289	(235,148)	468,923	(181,466)	(471,523)

(434,066)	952,152	129,077	990,967	242,660	1,752,354

(362,641)	(358,426)	(326,861)	(278,541)	(570,657)	(702,508)

5,151,267	20,634,014	5,333,627	23,265,502	4,519,271	16,371,671
(5,119,876)	(8,104,775)	(5,309,136)	(10,740,580)	(2,974,163)	(14,904,746)

31,391	12,529,239	24,491	12,524,922	1,545,108	1,466,925

(765,316)	13,122,965	(173,293)	13,237,348	1,217,111	2,516,771

13,122,965	—	13,237,348	—	22,214,183	19,697,412

$12,357,649	$13,122,965	$13,064,055	$13,237,348	$23,431,294	$22,214,183

500,000	—	500,000	—	750,000	700,000
200,000	800,000	200,000	900,000	150,000	550,000
(200,000)	(300,000)	(200,000)	(400,000)	(100,000)	(500,000)

500,000	500,000	500,000	500,000	800,000	750,000

115

Financial Highlights

Invesco S&P 500 Revenue ETF (RWL)

	Years Ended June 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of year	$50.69	$46.43	$40.74	$40.91	$38.56
Net investment income[1]	1.03	0.90	0.83	0.76	0.68
Net realized and unrealized gain (loss) on investments	2.72	4.41	5.60	(0.14)	2.35
Total gain from investment operations	3.75	5.31	6.43	0.62	3.03
Less Distributions from:
Net investment income	(1.01)	(1.05)	(0.74)	(0.76)	(0.64)
Realized gains	—	—	—	(0.03)	(0.04)
Total distributions	(1.01)	(1.05)	(0.74)	(0.79)	(0.68)
Net asset value, end of year	$53.43	$50.69	$46.43	$40.74	$40.91
Market price, end of year	$53.41 [2]
Total Return at Net Asset Value[3]	7.51%	11.49%	15.96%	1.55%	7.91%
Total Return at Market Value[3]	7.41%	11.46%	15.98%	1.61%	7.85%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$956,549	$917,494	$689,504	$366,679	$343,682
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.39%	0.42%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.39%	0.41%	0.52%	0.62%	0.61%
Net investment income, net of waivers and reimbursements	1.99%	1.81%	1.89%	1.92%	1.70%
Portfolio turnover rate[4]	19%	15%	15%	14%	19%

1.	Based on average daily shares outstanding.
2.	The mean between the last bid and ask prices.
3.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

4.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco S&P MidCap 400 Revenue ETF (RWK)

	Years Ended June 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of year	$61.05	$56.31	$47.74	$49.39	$47.75
Net investment income[1]	0.65	0.63	0.56	0.44	0.41
Net realized and unrealized gain (loss) on investments	(0.06)	4.70	8.68	(1.63)	1.79
Total gain (loss) from investment operations	0.59	5.33	9.24	(1.19)	2.20
Less Distributions from:
Net investment income	(0.63)	(0.59)	(0.67)	(0.46)	(0.39)
Realized gains	—	—	—	—	(0.17)
Total distributions	(0.63)	(0.59)	(0.67)	(0.46)	(0.56)
Net asset value, end of year	$61.01	$61.05	$56.31	$47.74	$49.39
Market price, end of year	$60.91 [2]
Total Return at Net Asset Value[3]	1.05%	9.48%	19.46%	(2.39)%	4.63%
Total Return at Market Value[3]	0.90%	9.40%	19.45%	(2.38)%	5.05%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$356,996	$378,611	$329,502	$186,252	$242,092
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.39%	0.42%	0.56%	0.72%	0.68%
Net investment income, net of waivers and reimbursements	1.09%	1.08%	1.05%	0.94%	0.84%
Portfolio turnover rate[4]	33%	34%	46%	22%	14%

1.	Based on average daily shares outstanding.
2.	The mean between the last bid and ask prices.
3.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

4.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

116

Financial Highlights (continued)

Invesco S&P SmallCap 600 Revenue ETF (RWJ)

	Years Ended June 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of year	$73.21	$66.03	$55.06	$58.05	$56.25
Net investment income[1]	0.79	0.69	0.55	0.36	0.39
Net realized and unrealized gain (loss) on investments	(9.90)	7.24	10.85	(2.97)	1.89
Total gain (loss) from investment operations	(9.11)	7.93	11.40	(2.61)	2.28
Less Distributions from:
Net investment income	(0.80)	(0.75)	(0.43)	(0.38)	(0.38)
Realized gains	—	—	—	—	(0.10)
Total distributions	(0.80)	(0.75)	(0.43)	(0.38)	(0.48)
Net asset value, end of year	$63.30	$73.21	$66.03	$55.06	$58.05
Market price, end of year	$63.23 [2]
Total Return at Net Asset Value[3]	(12.45)%	12.07%[4]	20.75%	(4.46)%	4.06%
Total Return at Market Value[3]	(12.57)%	12.10%[4]	20.76%	(4.51)%	4.24%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$405,199	$508,897	$554,751	$297,421	$374,516
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.39%	0.43%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.39%	0.42%	0.54%	0.68%	0.67%
Net investment income, net of waivers and reimbursements	1.15%	1.01%	0.86%	0.68%	0.69%
Portfolio turnover rate[5]	39%	38%	46%	44%	21%

1.	Based on average daily shares outstanding.
2.	The mean between the last bid and ask prices.
3.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

4.

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.10% and Total Return at Market Value by 0.09%.

5.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco S&P Financials Revenue ETF (RWW)

	Years Ended June 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of year	$64.14	$61.27	$45.61	$50.02	$46.54
Net investment income[1]	1.12	0.90	0.70	0.66	0.54
Net realized and unrealized gain (loss) on investments	3.82	2.95	15.65	(4.38)	3.44
Total gain (loss) from investment operations	4.94	3.85	16.35	(3.72)	3.98
Less Distributions from:
Net investment income	(1.18)	(0.98)	(0.69)	(0.69)	(0.50)
Net asset value, end of year	$67.90	$64.14	$61.27	$45.61	$50.02
Market price, end of year	$67.83 [2]
Total Return at Net Asset Value[3]	7.83%	6.24%	36.14%	(7.49)%	8.57%
Total Return at Market Value[3]	7.68%	6.27%	36.20%	(7.58)%	8.66%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$33,951	$54,521	$33,699	$20,524	$32,513
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%	0.46%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.45%	0.49%	0.81%	0.91%	0.77%
Net investment income, net of waivers and reimbursements	1.73%	1.35%	1.28%	1.40%	1.11%
Portfolio turnover rate[4]	12%	8%	18%	20%	13%

1.	Based on average daily shares outstanding.
2.	The mean between the last bid and ask prices.
3.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

4.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

117

Financial Highlights (continued)

Invesco S&P Ultra Dividend Revenue ETF (RDIV)

	Years Ended June 30,
	2019	2018	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of year	$38.19	$33.82	$31.52	$28.81	$28.72
Net investment income[1]	1.46	1.73	1.50	1.21	1.20
Net realized and unrealized gain (loss) on investments	(0.66)	4.56	1.96	2.66	0.03 [2]
Total gain from investment operations	0.80	6.29	3.46	3.87	1.23
Less Distributions from:
Net investment income	(1.34)	(1.92)	(1.14)	(1.16)	(1.11)
Realized gains	—	—	(0.02)	—	(0.03)
Total distributions	(1.34)	(1.92)	(1.16)	(1.16)	(1.14)
Net asset value, end of year	$37.65	$38.19	$33.82	$31.52	$28.81
Market price, end of year	$37.67 [3]
Total Return at Net Asset Value[4]	2.26%	19.13%	11.10%	13.91%	4.30%
Total Return at Market Value[4]	2.26%	19.12%	11.18%	13.90%	4.19%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,782,599	$610,987	$510,630	$110,330	$66,254
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.39%	0.39%	0.41%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.39%	0.41%	0.52%	0.75%	0.72%
Net investment income, net of waivers and reimbursements	3.93%	4.90%	4.48%	4.19%	4.06%
Portfolio turnover rate[5]	122%	74%	81%	208%	52%

1.	Based on average daily shares outstanding.
2.

The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.

3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

5.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Emerging Markets Ultra Dividend Revenue ETF (REDV)

For the Period August 07, 2018[1] Through June 30, 2019
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	1.12
Net realized and unrealized loss on investments	(1.14)
Total loss from investment operations	(0.02)
Less Distributions from:
Net investment income	(0.94)
Net asset value, end of period	$24.04
Market price, end of period[3]	$24.16
Total Return at Net Asset Value[4]	0.08%
Total Return at Market Value[4]	0.54%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$3,606
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%[5]
Expenses, prior to expense waivers and reimbursements	0.46%[5]
Net investment income, net of waivers and reimbursements	5.32%[5]
Portfolio turnover rate[6]	88%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

118

Financial Highlights (continued)

Invesco International Ultra Dividend Revenue ETF (RIDV)

For the Period August 07, 2018[1] Through June 30, 2019
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.93
Net realized and unrealized loss on investments	(1.41)
Total loss from investment operations	(0.48)
Less Distributions from:
Net investment income	(0.83)
Net asset value, end of period	$23.69
Market price, end of period[3]	$23.66
Total Return at Net Asset Value[4]	(1.82)%
Total Return at Market Value[4]	(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,369
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%[5]
Expenses, prior to expense waivers and reimbursements	0.42%[5]
Net investment income, net of waivers and reimbursements	4.45%[5]
Portfolio turnover rate[6]	81%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Emerging Markets Revenue ETF (REEM)

	Years Ended June 30, 2019	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$25.33	$25.00
Net investment income[2]	0.72	0.62
Net realized and unrealized gain (loss) on investments	0.20	0.15
Total gain from investment operations	0.92	0.77
Less Distributions from:
Net investment income	(0.90)	(0.36)
Realized gains	(0.05)	(0.08)
Total distributions	(0.95)	(0.44)
Net asset value, end of period	$25.30	$25.33
Market price, end of period	$25.35 [3]
Total Return at Net Asset Value[4]	3.77%	2.95%
Total Return at Market Value[4]	3.57%	3.31%
Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$15,183	$12,664
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.46%	0.46%[5]
Expenses, prior to expense waivers and reimbursements	0.46%	0.61%[5]
Net investment income, net of waivers and reimbursements	2.90%	2.32%[5]
Portfolio turnover rate[6]	67%	85%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

119

Financial Highlights (continued)

Invesco International Revenue ETF (REFA)

	Years Ended June 30, 2019	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.25	$25.00
Net investment income[2]	0.80	0.78
Net realized and unrealized gain (loss) on investments	(1.60)	1.19
Total gain (loss) from investment operations	(0.80)	1.97
Less Distributions from:
Net investment income	(0.73)	(0.72)
Net asset value, end of period	$24.72	$26.25
Market price, end of period	$24.77 [3]
Total Return at Net Asset Value[4]	(3.03)%	7.83%[5]
Total Return at Market Value[4]	(2.80)%	7.79%[5]
Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$12,358	$13,123
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%	0.42%[6]
Expenses, prior to expense waivers and reimbursements	0.42%	0.57%[6]
Net investment income, net of waivers and reimbursements	3.21%	2.94%[6]
Portfolio turnover rate[7]	21%	29%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.The total return would have been lower if certain expenses had not been waived by the Adviser.

5.

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.20% and Total Return at Market Value by 0.18%.

6.	Annualized for periods less than one full year.
7.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Invesco Global Revenue ETF (RGLB)

	Years Ended June 30, 2019	For the Period July 11, 2017[1] Through June 30, 2018
Per Share Operating Performance:
Net asset value, beginning of period	$26.47	$25.00
Net investment income[2]	0.70	0.65
Net realized and unrealized gain (loss) on investments	(0.39)	1.38
Total gain from investment operations	0.31	2.03
Less Distributions from:
Net investment income	(0.65)	(0.56)
Net asset value, end of period	$26.13	$26.47
Market price, end of period	$26.15 [3]
Total Return at Net Asset Value[4]	1.26%	8.10%[5]
Total Return at Market Value[4]	1.45%	7.95%[5]
Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$13,064	$13,237
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%	0.43%[6]
Expenses, prior to expense waivers and reimbursements	0.43%	0.58%[6]
Net investment income, net of waivers and reimbursements	2.71%	2.47%[6]
Portfolio turnover rate[7]	24%	64%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the Cboe BZX Exchange, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.The total return would have been lower if certain expenses had not been waived by the Adviser.

5.

Total Return at Net Asset Value and Total Return at Market Value include payments by affiliate, without which Total Return at Net Asset Value and Total Return at Market Value would have been lower. Such payments positively impacted Total Return at Net Asset Value by 0.16% and Total Return at Market Value by 0.15%.

6.	Annualized for periods less than one full year.
7.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

120

Financial Highlights (continued)

Invesco Global ESG Revenue ETF (ESGF)

	Years Ended June 30,		For the Period October 31, 2016[1] Through June 30, 2017
	2019	2018
Per Share Operating Performance:
Net asset value, beginning of period	$29.62	$28.14	$25.00
Net investment income[2]	0.80	0.71	0.38
Net realized and unrealized gain (loss) on investments	(0.42)	1.71	2.97
Total gain from investment operations	0.38	2.42	3.35
Less Distributions from:
Net investment income	(0.71)	(0.83)	(0.21)
Realized gains	—	(0.11)	—
Total distributions	(0.71)	(0.94)	(0.21)
Net asset value, end of period	$29.29	$29.62	$28.14
Market price, end of period	$29.43 [3]
Total Return at Net Asset Value[4]	1.37%	8.62%	13.49%
Total Return at Market Value[4]	1.47%	7.58%	14.97%
Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$23,431	$22,214	$19,697
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%	0.45%	0.45%[5]
Expenses, prior to expense waivers and reimbursements	0.45%	0.58%	1.18%[5]
Net investment income, net of waivers and reimbursements	2.75%	2.32%	2.15%[5]
Portfolio turnover rate[6]	28%	73%	78%

1.	Commencement of operations.
2.	Based on average daily shares outstanding.
3.	The mean between the last bid and ask prices.
4.

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been waived by the Adviser.

5.	Annualized for periods less than one full year.
6.	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements

Invesco Exchange-Traded Fund Trust II

June 30, 2019

Note 1—Organization

Invesco Exchange-Traded Fund Trust II Trust (the “Trust”) was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes the following portfolios:

Full Name	Predecessor Fund (as defined below)	Short Name
Invesco S&P 500 Revenue ETF	Oppenheimer S&P 500 Revenue ETF	S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue ETF
Invesco S&P Financials Revenue ETF	Oppenheimer S&P Financials Revenue ETF	S&P Financials Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF	Oppenheimer S&P Ultra Dividend Revenue ETF	S&P Ultra Dividend Revenue ETF
Invesco Emerging Markets Ultra Dividend Revenue ETF	Oppenheimer Emerging Markets Ultra Dividend Revenue ETF	Emerging Markets Ultra Dividend Revenue ETF
Invesco International Ultra Dividend Revenue ETF	Oppenheimer International Ultra Dividend Revenue ETF	International Ultra Dividend Revenue ETF
Invesco Emerging Markets Revenue ETF	Oppenheimer Emerging Markets Revenue ETF	Emerging Markets Revenue ETF
Invesco International Revenue ETF	Oppenheimer International Revenue ETF	International Revenue ETF
Invesco Global Revenue ETF	Oppenheimer Global Revenue ETF	Global Revenue ETF
Invesco Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF	Global ESG Revenue ETF

Each portfolio (each, a ”Fund”, and collectively, the “Funds”) represents a separate series of the Trust. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.” Each Fund’s shares are listed and traded on NYSE Arca, Inc., except for Emerging Markets Revenue ETF, Global Revenue ETF and International Revenue ETF, which are listed and traded on Cboe BZX Exchange, Inc.

Each Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of a corresponding fund of the Oppenheimer ETF Trust (a “Predecessor Fund”) after the close of business on May 24, 2019 (each, a “Reorganization”). Each Fund adopted the performance and financial information of its corresponding Predecessor Fund. Information presented prior to the close of business on May 24, 2019 is that of the Predecessor Fund.

The market price of each Share may differ to some degree from a Fund’s net asset value (“NAV”). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the Funds.

The investment objective for each Fund is to track the investment results (before fees and expenses) of its respective index listed below (each, an “Underlying Index”):

Fund	Underlying Index
S&P 500 Revenue ETF	S&P 500 Revenue-Weighted Index
S&P MidCap 400 Revenue ETF	S&P MidCap 400 Revenue-Weighted Index
S&P SmallCap 600 Revenue ETF	S&P SmallCap 600 Revenue-Weighted Index
S&P Financials Revenue ETF	S&P 500 Financials Sector Revenue-Weighted Index
S&P Ultra Dividend Revenue ETF	S&P 900 Dividend Revenue-Weighted Index
Emerging Markets Ultra Dividend Revenue ETF	FTSE Custom Emerging Ultra Dividend Revenue Index
International Ultra Dividend Revenue ETF	FTSE Custom Developed ex US Ultra Dividend Revenue Index
Emerging Markets Revenue ETF	Invesco Revenue Weighted Emerging Markets Index
International Revenue ETF	Invesco Revenue Weighted International Index
Global Revenue ETF	Invesco Revenue Weighted Global Index
Global ESG Revenue ETF	Invesco Revenue Weighted Global ESG Index

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Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter (“OTC”) market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that Invesco Capital Management LLC (the “Adviser”), determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts (“ADRs”) and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer-specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

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B.	Other Risk

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by each Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to each Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to each Fund’s NAV and to face trading halts and/or delisting. This risk may be heightened for each Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that each Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information, and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. As each Fund will invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact each Fund’s returns.

Index Risk. Unlike many investment companies, each Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, each Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that each Underlying Index concentrates in the securities of issuers in a particular industry or industry group, each Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, each Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which each Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.

Non-Diversified Fund Risk. Because each Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. Each Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. The Fund’s use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Sampling Risk. Certain Fund’s use of a representative sampling approach may result in it holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

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Portfolio Turnover Risk. Each Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.

Small- and-Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing directly underlying foreign securities in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Currency Risk. Because each Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency, thereby decreasing the Fund’s overall NAV. Exchange rates may be volatile and may change quickly and unpredictably in response to both global economic developments and economic conditions, causing an adverse impact on the Fund. As a result, investors have the potential for losses regardless of the length of time they intend to hold Shares.

C.

Country Determination — For the purposes of presentation in the Schedules of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

E.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. Realized gains, dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

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The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s NAV and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between each Fund and the Adviser.

F.

Accounting Estimates — The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from these estimates. In addition, the Funds monitor for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Dividends and Distributions to Shareholders — Each Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, each Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with federal income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in such Fund’s financial statements as a tax return of capital at fiscal year-end.

H.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Each Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

I.

Federal Taxes — The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2019, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses	Net Unrealized Appreciation (Depreciation) Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
S&P 500 Revenue ETF	$946,872	$—	$(22,415,389)	$—	$82,736,359
S&P MidCap 400 Revenue ETF	325,713	—	(24,037,658)	—	22,451,636
S&P SmallCap 600 Revenue ETF	476,527	—	(42,828,303)	—	(54,433,635)
S&P Financials Revenue ETF	32,148	—	(548,331)	—	130,698
S&P Ultra Dividend Revenue ETF	3,269,073	—	(135,058,682)	—	7,183,471
Emerging Markets Ultra Dividend Revenue ETF	16,154	—	(86,133)	—	(38,760)
International Ultra Dividend Revenue ETF	10,552	—	(90,440)	—	(67,410)
Emerging Markets Revenue ETF	32,817	—	(449,975)	—	(171,283)
International Revenue ETF	73,605	—	(566,883)	—	(342,764)
Global Revenue ETF	48,805	—	(466,223)	—	109,662
Global ESG Revenue ETF	98,525	—	(665,243)	—	104,295

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At June 30, 2019, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
S&P 500 Revenue ETF	$4,598,516	$17,816,873	$22,415,389
S&P MidCap 400 Revenue ETF	13,340,457	10,697,201	24,037,658
S&P SmallCap 600 Revenue ETF	11,666,748	31,161,555	42,828,303
S&P Financials Revenue ETF	239,619	308,712	548,331
S&P Ultra Dividend Revenue ETF	106,612,470	28,446,212	135,058,682
Emerging Markets Ultra Dividend Revenue ETF	86,133	—	86,133
International Ultra Dividend Revenue ETF	90,440	—	90,440
Emerging Markets Revenue ETF	167,682	282,293	449,975
International Revenue ETF	134,186	432,697	566,883
Global Revenue ETF	141,612	324,611	466,223
Global ESG Revenue ETF	191,525	473,718	665,243

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in these financial statements in accordance with U.S. GAAP. Also, due to timing of dividend and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Funds.

Accordingly, the following amounts have been reclassified for the reporting periods. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Undistributed Net Realized Gain/Loss on Investments	Increase (Decrease) to Paid-in-Capital
S&P 500 Revenue ETF	$(4,136)	$(73,607,494)	$73,611,630
S&P MidCap 400 Revenue ETF	—	(32,067,550)	32,067,550
S&P SmallCap 600 Revenue ETF	(475)	(51,148,423)	51,148,898
S&P Financials Revenue ETF	—	(6,792,656)	6,792,656
S&P Ultra Dividend Revenue ETF	—	(102,973,350)	102,973,350
Emerging Markets Ultra Dividend Revenue ETF	3,182	(3,182)	—
International Ultra Dividend Revenue ETF	(252)	252	—
Emerging Markets Revenue ETF	(9,729)	(144,837)	154,566
International Revenue ETF	(1,809)	(301,825)	303,634
Global Revenue ETF	(4,822)	(406,613)	411,435
Global ESG Revenue ETF	(5,742)	(395,920)	401,662

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The tax character of distributions paid during the reporting periods:

	Year Ended June 30, 2019			Year Ended June 30, 2018
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
S&P 500 Revenue ETF	$19,138,436	$—	$19,138,436	$17,723,983	$—	$17,723,983
S&P MidCap 400 Revenue ETF	3,846,048	—	3,846,048	3,676,937	—	3,676,937
S&P SmallCap 600 Revenue ETF	5,443,557	—	5,443,557	5,715,052	—	5,715,052
S&P Financials Revenue ETF	788,763	—	788,763	685,442	—	685,442
S&P Ultra Dividend Revenue ETF	48,980,283	—	48,980,283	29,379,796	—	29,379,796
Emerging Markets Ultra Dividend Revenue ETF	116,266	—	116,266	NA	NA	NA
International Ultra Dividend Revenue ETF	82,962	—	82,962	NA	NA	NA
Emerging Markets Revenue ETF	495,307	—	495,307	218,650	—	218,650
International Revenue ETF	362,641	—	362,641	358,426	—	358,426
Global Revenue ETF	326,861	—	326,861	278,541	—	278,541
Global ESG Revenue ETF	570,657	—	570,657	702,508	—	702,508

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses on wash sales.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
S&P 500 Revenue ETF	$877,085,884	$134,156,234	$(51,419,875)	$82,736,359
S&P MidCap 400 Revenue ETF	348,360,392	47,351,136	(24,899,500)	22,451,636
S&P SmallCap 600 Revenue ETF	487,070,042	46,563,136	(100,996,771)	(54,433,635)
S&P Financials Revenue ETF	33,931,622	1,905,803	(1,775,105)	130,698
S&P Ultra Dividend Revenue ETF	1,791,653,460	77,189,205	(70,005,734)	7,183,471
Emerging Markets Ultra Dividend Revenue ETF	3,627,380	136,381	(175,115)	(38,734)
International Ultra Dividend Revenue ETF	2,449,799	81,489	(148,803)	(67,314)
Emerging Markets Revenue ETF	15,392,556	1,165,351	(1,335,741)	(170,390)
International Revenue ETF	13,018,838	788,907	(1,131,601)	(342,694)
Global Revenue ETF	13,118,226	1,163,171	(1,052,140)	111,031
Global ESG Revenue ETF	23,804,645	2,103,976	(1,999,535)	104,441

J.

Distributions from Distributable Earnings — In accordance with the Securities and Exchange Commission’s issuance of Disclosure Update and Simplification, the Funds have presented the total, rather than the components of distributions to shareholders, except for tax return of capital distributions, if any, in the Statements of Changes in Net Assets.

For the year ended June 30, 2018, distributions from distributable earnings for each Fund (except Emerging Markets Revenue ETF and Global ESG Revenue ETF) consisted of distributions from net investment income. For the year ended June 30, 2018, distributions from distributable earnings for Emerging Markets Revenue ETF consisted of distributions from net investment income of $179,845 and distributions from net realized gains of $38,805. For the year ended June 30, 2018, distributions from distributable earning for Global Revenue ESG consisted of distributions from net investment income of $617,833 and distributions from net realized gains of $84,675.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of each Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of each Fund’s investments, managing each Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services. Pursuant to the Investment Advisory Agreement, each

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Fund accrues daily and pays monthly to the Adviser an annual unitary management fee equal to a percentage of its average daily net assets as follows:

Unitary Management Fees (as a % of Average daily Net Assets
S&P 500 Revenue ETF	0.39%
S&P MidCap 400 Revenue ETF	0.39%
S&P SmallCap 600 Revenue ETF	0.39%
S&P Financials Revenue ETF	0.45%
S&P Ultra Dividend Revenue ETF	0.39%
Emerging Markets Ultra Dividend Revenue ETF	0.46%
International Ultra Dividend Revenue ETF	0.42%
Emerging Markets Revenue ETF	0.46%
International Revenue ETF	0.42%
Global Revenue ETF	0.43%
Global ESG Revenue ETF	0.45%

Prior to the Reorganization, the Predecessor Funds were managed by OFI Advisors, LLC (OFI) and the Predecessor Funds paid OFI an investment advisory fee calculated at the same annualized rate as disclosed above for each Fund.

Effective as of the Reorganization, the Adviser has agreed to waive a portion of each Fund unitary management fee to the extent necessary to prevent the operating expenses of the Fund (excluding distribution fees, if any, interest expenses, brokerage expenses, acquired fund fees and expenses, if any, taxes and litigation expenses, and extraordinary expenses) from exceeding the Fund’s unitary management fee through at least May 24, 2021.

Further, effective as of the Reorganization, through August 31, 2021, the Adviser has contractually agreed to waive a portion of each Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the fiscal year ended June 30, 2019, the Adviser waived fees and/or paid Fund expenses for each Fund in the following amounts:

S&P 500 Revenue ETF	$118
S&P MidCap 400 Revenue ETF	14
S&P SmallCap 600 Revenue ETF	39
S&P Financials Revenue ETF	4
S&P Ultra Dividend Revenue ETF	731
Emerging Markets Ultra Dividend Revenue ETF	1
International Ultra Dividend Revenue ETF	1
Emerging Markets Revenue ETF	8
International Revenue ETF	9
Global Revenue ETF	6
Global ESG Revenue ETF	13

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for each Fund. The Distributor does not maintain a secondary market in the Shares. The Funds are not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser. Prior to the Reorganization, the Board of Trustees for each Predecessor Fund adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the Predecessor Funds paid no distribution fees to OppenheimerFunds Distributor, Inc.

The Trust has entered into service agreements whereby The Bank of New York Mellon (“BNYM”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for each Fund. Prior to the Reorganization, BNYM served as administrator, custodian, fund accountant and transfer agent for each Predecessor Fund.

Each Underlying Index name trademark is owned by its respective Licensor. These trademarks have been licensed to the Adviser for use by the Funds. Each Fund is entitled to use its Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. Prior to the Reorganization, each Underlying Index name trademark had been licensed to OFI for use by the corresponding Predecessor Fund. The Funds are not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in any of the Funds.

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Note 4—Investments in Affiliates

The Adviser and Invesco Mortgage Capital, Inc. are wholly-owned subsidiaries of Invesco Ltd. and therefore, Invesco Ltd. and Invesco Mortgage Capital, Inc. are considered to be affiliated with the Funds. The tables below show certain Funds’ transactions in, and earnings from, investments in affiliate (excluding affiliated money market funds) for the fiscal year ended June 30, 2019.

Invesco S&P 500 Revenue ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$416,886	$233,185	$(164,447)	$(28,945)	$(65,177)	$391,502	$25,188

S&P SmallCap 600 Revenue ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Mortgage Capital, Inc.	$370,820	$187,019	$(498,066)	$40,118	$(44,551)	$55,340	$29,749

S&P Financials Revenue ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$187,593	$54,295	$(93,580)	$(19,161)	$(27,809)	$101,338	$8,440

Global ESG Revenue ETF

	Value June 30, 2018	Purchases at cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value June 30, 2019	Dividend Income
Invesco Ltd.	$—	$5,372	$—	$91	$—	$5,463	$—

Note 5—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of

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valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	(Level 1)						(Level 2)	(Level 3)
Fund	Common Stocks	Investment Company	Investment of Cash Collateral for Securities Loaned	Preferred Stocks	Warrants	Money Market Funds	Preferred Stocks	Preferred Stocks	Rights	Total
S&P 500 Revenue ETF	$956,591,033	$—	$3,231,210	$—	$—	$—	$—	$—	$—	$959,822,243
S&P MidCap 400 Revenue ETF	357,160,058	—	13,651,970	—	—	—	—	—	—	370,812,028
S&P SmallCap 600 Revenue ETF	405,183,472	—	27,433,311	—	—	—	—	—	19,624	432,636,407
S&P Financials Revenue ETF	33,951,453	—	110,867	—	—	—	—	—	—	34,062,320
S&P Ultra Dividend Revenue ETF	1,778,323,638	—	20,513,293	—	—	—	—	—	—	1,798,836,931
Emerging Markets Ultra Dividend Revenue ETF	3,374,200	1,148	—	213,298	—	—	—	—	—	3,588,646
International Ultra Dividend Revenue ETF	2,364,279	—	18,206	—	—	—	—	—	—	2,382,485
Emerging Markets Revenue ETF	14,731,719	—	106,744	381,433	—	—	—	2,270	—	15,222,166
International Revenue ETF	12,226,755	—	342,805	101,470	—	4,624	490	—	—	12,676,144
Global Revenue ETF	12,922,988	—	190,639	114,677	—	—	268	685	—	13,229,257
Global ESG Revenue ETF	23,268,307	—	493,477	146,653	16	—	633	—	—	23,909,086

Note 6—Securities Lending

For the year ended June 30, 2019, each Fund participated in securities lending. Each Fund loaned portfolio securities having a market value up to one-third of each Fund’s total assets. Such loans are secured by cash collateral equal to no less than 102% (105% for international securities) of the market value of the loaned securities determined daily by the securities lending provider. Cash collateral received in connection with these loans is generally invested in an affiliated money market fund and is shown as such on the Schedules of Investments. Each Fund bears the risk of loss with respect to the investment of collateral. It is the policy of these Funds to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, each Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to each Fund if, and to the extent that, the market value of the securities loaned were to increase, and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or each Fund. Upon termination, the borrower will return to each Fund the securities loaned and each Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. Each Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to each Fund. Some of these losses may be indemnified by the lending agent. Each Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to Counterparties, are included in Securities lending income on the Statements of Operations. The aggregate value of securities out on loan, if any, is shown on the Statements of Assets and Liabilities.

Note 7—Capital

Shares are issued and redeemed by the Funds only in Creation Units for each Fund, of 50,000 shares, except Invesco Emerging Markets Revenue ETF, Invesco Global Revenue ETF, and Invesco International Revenue ETF. Invesco Emerging Markets Revenue ETF, Invesco Global Revenue ETF, and Invesco International Revenue ETF issue and redeem shares in Creation Units of 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date.

To the extent that the Funds permit transactions in exchange for Deposit Securities, each Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Funds for creations and redemptions, which are treated as increases in capital.

Transactions in each Fund’s Shares are disclosed in detail in the Statements of Changes in Net Assets.

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Note 8—Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the year ended June 30, 2019, were as follows:

Fund	Purchases	Sales
S&P 500 Revenue ETF	$180,930,169	$182,782,370
S&P MidCap 400 Revenue ETF	119,879,299	119,193,883
S&P SmallCap 600 Revenue ETF	180,311,787	189,857,543
S&P Financials Revenue ETF	5,275,008	5,457,838
S&P Ultra Dividend Revenue ETF	1,650,988,237	1,635,505,035
Emerging Markets Ultra Dividend Revenue ETF	3,946,423	2,436,219
International Ultra Dividend Revenue ETF	1,939,546	1,903,390
Emerging Markets Revenue ETF	9,354,253	8,822,350
International Revenue ETF	2,682,785	4,698,726
Global Revenue ETF	3,129,017	4,786,226
Global ESG Revenue ETF	6,528,549	6,739,599

For the year ended June 30, 2019, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
S&P 500 Revenue ETF	$242,307,376	$245,538,678
S&P MidCap 400 Revenue ETF	80,643,576	100,329,323
S&P SmallCap 600 Revenue ETF	174,750,169	194,174,777
S&P Financials Revenue ETF	6,341,897	28,015,404
S&P Ultra Dividend Revenue ETF	2,413,317,409	1,255,122,003
Emerging Markets Ultra Dividend Revenue ETF	2,195,471	—
International Ultra Dividend Revenue ETF	2,484,118	—
Emerging Markets Revenue ETF	3,281,022	1,358,238
International Revenue ETF	5,025,135	2,934,372
Global Revenue ETF	4,632,419	2,922,281
Global ESG Revenue ETF	3,934,203	2,060,583

Note 9—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Funds to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the unitary management fee, pays for such compensation for the Funds. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ Fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected.

Obligations under the Plan represent unsecured claims against the general assets of the Funds.

Note 10—Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Independent Trustee is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Invesco Exchange-Traded Fund Trust II and Shareholders of Invesco S&P 500 Revenue ETF, Invesco S&P MidCap 400 Revenue ETF, Invesco S&P SmallCap 600 Revenue ETF, Invesco S&P Financials Revenue ETF, Invesco S&P Ultra Dividend Revenue ETF, Invesco Emerging Markets Ultra Dividend Revenue ETF, Invesco International Ultra Dividend Revenue ETF, Invesco Emerging Markets Revenue ETF, Invesco International Revenue ETF, Invesco Global Revenue ETF and Invesco Global ESG Revenue ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (eleven of the funds constituting Invesco Exchange-Traded Fund Trust II, hereafter collectively referred to as the “Funds”) as of June 30, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended June 30, 2019 (or for Invesco Emerging Markets Ultra Dividend Revenue ETF and Invesco International Ultra Dividend Revenue ETF, for the period August 7, 2018 (commencement of operations) through June 30, 2019) (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2019, the results of each of their operations, changes in each of their net assets and each of the financial highlights for the year ended June 30, 2019 (or for Invesco Emerging Markets Ultra Dividend Revenue ETF and Invesco International Ultra Dividend Revenue ETF, for the period August 7, 2018 (commencement of operations) through June 30, 2019) in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Predecessor Fund
Invesco S&P 500 Revenue ETF	Oppenheimer S&P 500 Revenue ETF
Invesco S&P MidCap 400 Revenue ETF	Oppenheimer S&P MidCap 400 Revenue ETF
Invesco S&P SmallCap 600 Revenue ETF	Oppenheimer S&P SmallCap 600 Revenue ETF
Invesco S&P Financials Revenue ETF	Oppenheimer S&P Financials Revenue ETF
Invesco S&P Ultra Dividend Revenue ETF	Oppenheimer S&P Ultra Dividend Revenue ETF
Invesco Emerging Markets Ultra Dividend Revenue ETF	—
Invesco International Ultra Dividend Revenue ETF	—
Invesco Emerging Markets Revenue ETF	Oppenheimer Emerging Markets Revenue ETF
Invesco International Revenue ETF	Oppenheimer International Revenue ETF
Invesco Global Revenue ETF	Oppenheimer Global Revenue ETF
Invesco Global ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF

The financial statements of the Predecessor Funds as of and for the year or period ended June 30, 2018 and the financial highlights for each of the periods ended on or prior to June 30, 2018 (not presented herein, other than the statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated August 28, 2018 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Chicago, Illinois

August 23, 2019

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not determined the specific year we began serving as auditor.

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Independent Registered Public Accounting Firm

Independent Registered Public Accounting Firm

The Audit Committee of the Board of Trustees appointed, and the Board of Trustees ratified and approved, PricewaterhouseCoopers LLP (“PWC”) as the independent registered public accounting firm of the Fund for the fiscal periods ending after May 24, 2019. Prior to the close of business on May 24, 2019, the Predecessor Fund was a separate series of an unaffiliated investment company and its financial statements were audited by a different independent registered public accounting firm (the “Prior Auditor”).

Effective after the close of business on May 24, 2019, the Prior Auditor resigned as the independent registered public accounting firm of the Fund. The Prior Auditor’s report on the financial statements of the Predecessor Fund for the past two fiscal years did not contain an adverse or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the Predecessor Fund’s two most recent fiscal years and through the close of business on May 24, 2019, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its report; or (2) “reportable events,” as that term is defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

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Calculating your ongoing Fund expenses

Example

As a shareholder of a Fund of the Invesco Exchange-Traded Fund Trust II, you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, including acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended June 30, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco S&P 500 Revenue ETF
Actual	$1,000.00	$1,159.43	0.39%	$2.09
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P MidCap 400 Revenue ETF
Actual	1,000.00	1,195.23	0.39	2.12
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P SmallCap 600 Revenue ETF
Actual	1,000.00	1,106.53	0.39	2.04
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco S&P Financials Revenue ETF
Actual	1,000.00	1,186.36	0.45	2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26
Invesco S&P Ultra Dividend Revenue ETF
Actual	1,000.00	1,141.16	0.39	2.07
Hypothetical (5% return before expenses)	1,000.00	1,022.86	0.39	1.96
Invesco Emerging Markets Ultra Dividend Revenue ETF
Actual	1,000.00	1,092.93	0.46	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.46	2.31
Invesco International Ultra Dividend Revenue ETF
Actual	1,000.00	1,123.53	0.42	2.21
Hypothetical (5% return before expenses)	1,000.00	1,022.71	0.42	2.11

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Calculating your ongoing Fund expenses (continued)

	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Invesco Emerging Markets Revenue ETF
Actual	$1,000.00	$1,081.98	0.46%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.51	0.46	2.31
Invesco International Revenue ETF
Actual	1,000.00	1,096.59	0.42	2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.71	0.42	2.11
Invesco Global Revenue ETF
Actual	1,000.00	1,113.60	0.43	2.25
Hypothetical (5% return before expenses)	1,000.00	1,022.66	0.43	2.16
Invesco Global ESG Revenue ETF
Actual	1,000.00	1,123.40	0.45	2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.56	0.45	2.26

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended June 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365. Expense ratios for the most recent six-month period may differ from expense ratios based on the annualized data in the Financial Highlights.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

Each Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended June 30, 2019:

Fund	Qualified Dividend Income*	Corporate Dividends-Received Deduction*
Invesco S&P 500 Revenue ETF	100%	100%
Invesco S&P MidCap 400 Revenue ETF	100%	100%
Invesco S&P SmallCap 600 Revenue ETF	100%	97%
Invesco S&P Financials Revenue ETF	100%	100%
Invesco S&P Ultra Dividend Revenue ETF	100%	94%
Invesco Emerging Markets Ultra Dividend Revenue ETF	55%	0%
Invesco International Ultra Dividend Revenue ETF	85%	0%
Invesco Emerging Markets Revenue ETF	63%	0%
Invesco International Revenue ETF	94%	0%
Invesco Global Revenue ETF	94%	25%
Invesco Global ESG Revenue ETF	100%	22%

*	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
Invesco S&P 500 Revenue ETF	$—	$—
Invesco S&P MidCap 400 Revenue ETF	—	—
Invesco S&P SmallCap 600 Revenue ETF	—	—
Invesco S&P Financials Revenue ETF	—	—
Invesco S&P Ultra Dividend Revenue ETF	—	—
Invesco Emerging Markets Ultra Dividend Revenue ETF	151,973	12,007
Invesco International Ultra Dividend Revenue ETF	115,208	11,385
Invesco Emerging Markets Revenue ETF	493,949	56,091
Invesco International Revenue ETF	496,037	36,670
Invesco Global Revenue ETF	343,170	30,058
Invesco Global ESG Revenue ETF	645,379	54,112

137

Proxy Results

A Special Meeting (“Meeting”) of Shareholders of Invesco S&P 500 Revenue ETF was held on May 9, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer S&P 500 Revenue ETF into Invesco S&P 500 Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	9,469,721	126,412	832,996	0

A Special Meeting (“Meeting”) of Shareholders of Invesco S&P MidCap 400 Revenue ETF was held on May 9, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer S&P MidCap 400 Revenue ETF into Invesco S&P MidCap 400 Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	2,833,860	42,920	254,684	0

A Special Meeting (“Meeting”) of Shareholders of Invesco S&P SmallCap 600 Revenue ETF was held on May 9, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer S&P SmallCap 600 Revenue ETF into Invesco S&P SmallCap 600 Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	2,860,180	36,370	581,143	0

A Special Meeting (“Meeting”) of Shareholders of Invesco S&P Financials Revenue ETF was held on May 9, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer S&P Financials Revenue ETF into Invesco S&P Financials Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	257,002	4,901	69,259	0

138

Proxy Results (continued)

A Special Meeting (“Meeting”) of Shareholders of Invesco S&P Ultra Dividend Revenue ETF was held on May 9, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer S&P Ultra Dividend Revenue ETF into Invesco S&P Ultra Dividend Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	17,688,995	273,867	2,106,982	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Emerging Markets Ultra Dividend Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)

Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Emerging Markets Ultra Dividend Revenue ETF into Invesco Emerging Markets Ultra Dividend Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	74,620	0	418	0

A Special Meeting (“Meeting”) of Shareholders of Invesco International Ultra Dividend Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer International Ultra Dividend Revenue ETF into Invesco International Ultra Dividend Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	59,737	0	1,221	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Emerging Markets Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Emerging Markets Revenue ETF into Invesco Emerging Markets Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	427,458	0	76	0

139

Proxy Results (continued)

A Special Meeting (“Meeting”) of Shareholders of Invesco International Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer International Revenue ETF into Invesco International Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	349,800	0	266	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Global Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Global Revenue ETF into Invesco Global Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	447,535	0	0	0

A Special Meeting (“Meeting”) of Shareholders of Invesco Global ESG Revenue ETF was held on April 12, 2019. The Meeting was held for the following purpose:

(1)	Approval of an Agreement and Plan of Reorganization that provides for the reorganization of Oppenheimer Global ESG Revenue ETF into Invesco Global ESG Revenue ETF.

The results of the voting on the above matter was as follows:

Matter	Votes For	Votes Against	Votes Abstain	Broker Non-Votes
(1) Approval of an Agreement and Plan of Reorganization.	655,943	208	441	0

140

Trustees and Officers

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by each Independent Trustee and the other directorships, if any, held by each Independent Trustee are shown below.

As of June 30, 2019

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Ronn R. Bagge—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Nominating and Governance Committee and Trustee	Chairman of the Nominating and Governance Committee and Trustee since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly, Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider).	246	Trustee and Investment Oversight Committee member, Mission Aviation Fellowship (2017–Present)

Todd J. Barre—1957 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2010	Assistant Professor of Business, Trinity Christian College (2010-2016); formerly, Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank.	246	None

Edmund P. Giambastiani, Jr.—1948 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	President of Giambastiani Group LLC (national security and energy consulting) (2007-Present); Director of The Boeing Company (2009-Present); Trustee of MITRE Corporation (federally-funded research development) (2008-Present); Director of THL Credit, Inc. (2016-Present) (alternative credit investment manager); Trustee of the U.S. Naval Academy Foundation Athletic & Scholarship Program (2010-Present); Advisory Board Member of the Massachusetts Institute of Technology Lincoln Laboratory (federally-funded research development) (2010-Present); Defense Advisory Board Member Lawrence Livermore National Laboratory (2013-present); formerly, Chairman of Monster Worldwide, Inc. (career services) (2015-2016), Director of Monster Worldwide, Inc. (2008-2011); Lead Director (2011-2015); Advisory Board Member of the Maxwell School of	153	Trustee, certain funds in the Oppenheimer Funds complex (2013-2019); Director of Mercury Defense Systems Inc. (information technology) (2011-2013); Independent Director of QinetiQ Group Plc (defense technology and security) (2008-2011); Chairman of Alenia North America, Inc. (military and

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

141

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
			Citizenship and Public Affairs of Syracuse University (2012-2016); United States Navy, career nuclear submarine officer (1970-2007); Seventh Vice Chairman of the Joint Chiefs of Staff (2005-2007); first NATO Supreme Allied Commander Transformation (2003-2005) and Commander, U.S. Joint Forces Command (2002-2005).		defense products) (2008-2009); Director of SRA International, Inc. (information technology and services) (2008- 2011).

Victoria J. Herget—1951 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Formerly, Managing Director (1993-2001), Principal (1985-1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms).	153	Trustee (2000-Present) and Chair (2010-2017) of Newberry Library; Trustee, Mather LifeWays (2001-Present); formerly, Board Chair (2008-2015) and Director (2004-2018) of United Educators; Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Independent Director of the First American Funds (2003-2011); Trustee, Chikaming Open Lands (2014-present); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

142

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					member (2007-2010) of Wellesley College; Trustee, BoardSource (2006-2009) and Chicago City Day School (1994-2005).

Marc M. Kole—1960 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Audit Committee and Trustee	Chairman of the Audit Committee since 2008; Trustee since 2007	Senior Director of Finance, By The Hand Club for Kids (not-for-profit) (2015-Present); formerly, Chief Financial Officer, Hope Network (social services) (2008-2012); Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Regional Chief Financial Officer, United Healthcare (2005); Chief Accounting Officer, Senior Vice President of Finance, Oxford Health Plans (2000-2004); Audit Partner, Arthur Andersen LLP (1996-2000).	246	Treasurer (2018-Present), Finance Committee Member (2015-Present) and Audit Committee Member (2015), Thornapple Evangelical Covenant Church; formerly, Board and Finance Committee Member (2009-2017) and Treasurer (2010-2015, 2017), NorthPointe Christian Schools.

Yung Bong Lim—1964 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Investment Oversight Committee and Trustee	Chairman of the Investment Oversight Committee since 2014; Trustee since 2013	Managing Partner, RDG Funds LLC (real estate) (2008-Present); formerly, Managing Director, Citadel LLC (1999-2007).	246	Advisory Board Member of Performance Trust Capital Partners (2008-Present); Board Director of Beacon Power Services (2019-Present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

143

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
Joanne Pace—1958 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700, Downers Grove, IL 60515	Trustee	Since 2019	Senior Advisor of SECOR Asset Management, LP (2010-2011); Managing Director and Chief Operating Officer of Morgan Stanley Investment Management (2006-2010); Partner and Chief Operating Officer of FrontPoint Partners, LLC (alternative investments) (2005-2006); Credit Suisse (investment banking), Managing Director (2003-2005), Global Head of Human Resources and member of Executive Board and Operating Committee (2004-2005), Global Head of Operations and Product Control (2003-2004); Morgan Stanley, Managing Director (1997-2003), Controller and Principal Accounting Officer (1999-2003); Chief Financial Officer (temporary assignment) for the Oversight Committee, Long Term Capital Management (1998-1999).	153	Board Director of Horizon Blue Cross Blue Shield of New Jersey (2012-Present); Advisory Board Director of The Alberleen Group LLC (2012-Present); Governing Council Member (2016-Present) and Chair of Education Committee (2017-Present) of Independent Directors Council (IDC); Board Member of 100 Women in Finance (2015-Present); Advisory Council Member of Morgan Stanley Children’s Hospital (2012-Present); formerly, Trustee, certain funds in the Oppenheimer Funds complex (2012-2019); Lead Independent Director and Chair of the Audit and Nominating Committee of The Global Chartist Fund, LLC of Oppenheimer Asset Management (2011-2012);

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

144

Trustees and Officers (continued)

Name, Address and Year of Birth of Independent Trustees	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Independent Trustees	Other Directorships Held by Independent Trustees During the Past 5 Years
					Board Director of Managed Funds Association (2008-2010); Board Director of Morgan Stanley Foundation (2007-2010) and Investment Committee Chair (2008-2010).

Gary R. Wicker—1961 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Trustee	Since 2013	Senior Vice President of Global Finance and Chief Financial Officer at RBC Ministries (publishing company) (2013-Present); formerly, Executive Vice President and Chief Financial Officer, Zondervan Publishing (a division of Harper Collins/NewsCorp) (2007-2012); Senior Vice President and Group Controller (2005-2006), Senior Vice President and Chief Financial Officer (2003-2004), Chief Financial Officer (2001-2003), Vice President, Finance and Controller (1999-2001) and Assistant Controller (1997-1999), divisions of The Thomson Corporation (information services provider); Senior Audit Manager (1994-1997), PricewaterhouseCoopers LLP.	246	Board Member and Treasurer, Our Daily Bread Ministries Canada (2015-Present); Board and Finance Committee Member, West Michigan Youth For Christ (2010-Present).

Donald H. Wilson—1959 c/o Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chairman of the Board and Trustee	Chairman since 2012; Trustee since 2007	Chairman, President and Chief Executive Officer, McHenry Bancorp Inc. and McHenry Savings Bank (subsidiary) (2018-Present); Chairman and Chief Executive Officer, Stone Pillar Advisors, Ltd. (advisory services to the financial sector) (2010-Present); formerly, President and Chief Executive Officer, Stone Pillar Investments, Ltd. (2016- 2018); Chairman, President and Chief Executive Officer, Community Financial Shares, Inc. and Community Bank—Wheaton/Glen Ellyn (subsidiary) (2013-2015); Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006).	246	Director, Penfield Children’s Center (2004-present); Board Chairman, Gracebridge Alliance, Inc. (2015-present).

*	This is the date the Independent Trustee began serving the Trust. Each Independent Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

145

Trustees and Officers (continued)

The Interested Trustee and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during at least the past five years, the number of portfolios in the Fund Complex (as defined below) overseen by the Interested Trustee and the other directorships, if any, held by the Interested Trustee are shown below.

Name, Address and Year of Birth of Interested Trustee	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Interested Trustee	Other Directorships Held by Interested Trustee During the Past 5 Years
Kevin M. Carome—1956 Invesco Ltd. Two Peachtree Pointe, 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director, Secretary and General Counsel, Invesco Ltd. (2007-Present); Director, Invesco Advisers, Inc. (2009-Present); Director (2006-Present) and Executive Vice President (2008-Present), Invesco North American Holdings, Inc.; Executive Vice President (2008-Present), Invesco Investments (Bermuda) Ltd.; Manager, Horizon Flight Works LLC; Director, Invesco Finance PLC (2011-Present); Director and Secretary (2012-Present), Invesco Services (Bahamas) Private Limited; and Executive Vice President (2014-Present), INVESCO Asset Management (Bermuda) Ltd.; formerly, Director, INVESCO Asset Management (Bermuda) Ltd. (2014-2019); Director and Executive Vice President, Invesco Finance, Inc. (2011-2018); Director (2006-2018) and Executive Vice President (2008-2018), Invesco Group Services, Inc., Invesco Holding Company (US), Inc.; Director, Invesco Holding Company Limited (2007-2019); Director and Chairman, INVESCO Funds Group, Inc., Senior Vice President, Secretary and General Counsel, Invesco Advisers, Inc. (2003-2006); Director, Invesco Investments (Bermuda) Ltd. (2008-2016); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP.	246	None

*	This is the date the Interested Trustee began serving the Trust. The Interested Trustee serves an indefinite term, until his successor is elected.
**	Fund Complex includes all open-and closed-end funds (including all of their portfolios) advised by the Adviser and any affiliated person of the Adviser.

146

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
Daniel E. Draper—1968 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	President and Principal Executive Officer	Since 2015	Chief Executive Officer, Manager and Principal Executive Officer, Invesco Specialized Products, LLC (2018-Present); President and Principal Executive Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2015-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Chief Executive Officer and Principal Executive Officer (2016-Present) and Managing Director (2013-Present), Invesco Capital Management LLC; Senior Vice President, Invesco Distributors, Inc. (2014-Present); formerly, Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-2015) and Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2015); Managing Director, Credit Suisse Asset Management (2010-2013) and Lyxor Asset Management/Societe Generale (2007-2010).

Kelli Gallegos—1970 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President and Treasurer	Since 2018	Assistant Treasurer, Invesco Specialized Products, LLC (2018-Present); Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2018-Present); Principal Financial and Accounting Officer-Pooled Investments, Invesco Capital Management LLC (2018-Present); Vice President, Principal Financial Officer (2016-Present) and Assistant Treasurer (2008-Present), The Invesco Funds; formerly, Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2012-2018), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-2018) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-2018); Assistant Treasurer, Invesco Capital Management LLC (2013-2018); and Assistant Vice President, The Invesco Funds (2008-2016).

Peter Hubbard—1981 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2009	Vice President, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Vice President and Director of Portfolio Management, Invesco Capital Management LLC (2010-Present); formerly, Vice President of Portfolio Management, Invesco Capital Management LLC (2008-2010); Portfolio Manager, Invesco Capital Management LLC (2007-2008); Research Analyst, Invesco Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

Sheri Morris—1964 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2012	President and Principal Executive Officer, The Invesco Funds (2016-Present); Treasurer, The Invesco Funds (2008-Present); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser) (2009-Present) and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2012-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); formerly, Vice President and Principal Financial Officer, The Invesco Funds (2008-2016); Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust (2011-2013); Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

147

Trustees and Officers (continued)

Name, Address and Year of Birth of Executive Officers	Position(s) Held with Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years
President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

Anna Paglia—1974 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Secretary	Since 2011	Secretary, Invesco Specialized Products, LLC (2018-Present); Secretary, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2011-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2015-Present); Head of Legal (2010-Present) and Secretary (2015-Present), Invesco Capital Management LLC; Manager and Assistant Secretary, Invesco Indexing LLC (2017-Present); formerly, Partner, K&L Gates LLP (formerly, Bell Boyd & Lloyd LLP) (2007-2010); Associate Counsel at Barclays Global Investors Ltd. (2004-2006).

Rudolf E. Reitmann—1971 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Vice President	Since 2013	Head of Global Exchange Traded Funds Services, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust (2013-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Head of Global Exchange Traded Funds Services, Invesco Capital Management LLC (2013-Present); Vice President, Invesco Capital Markets, Inc. (2018-Present).

David Warren—1957 Invesco Canada Ltd. 5140 Yonge Street, Suite 800 Toronto, Ontario M2N 6X7	Vice President	Since 2009	Manager, Invesco Specialized Products, LLC (2018-Present); Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, and Invesco Actively Managed Exchange-Traded Fund Trust (2009-Present), Invesco Actively Managed Exchange-Traded Commodity Fund Trust (2014-Present) and Invesco Exchange-Traded Self-Indexed Fund Trust (2016-Present); Senior Vice President, Invesco Advisers, Inc. (2009-Present); Director, Invesco Inc. (2009-Present); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2011-Present); Chief Administrative Officer, North American Retail, Invesco Ltd. (2007-Present); Director, Invesco Corporate Class Inc. (2014-Present); Director, Invesco Global Direct Real Estate Feeder GP Ltd. (2015-Present); Director, Invesco Canada Holdings Inc. (2002-Present); Director, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée and Trimark Investments Ltd./Placements Trimark Ltée (2014-Present); Director, Invesco IP Holdings (Canada) Ltd. (2016-Present); Director, Invesco Global Direct Real Estate GP Ltd. (2015-Present); formerly, Managing Director—Chief Administrative Officer, Americas, Invesco Capital Management LLC (2013-2019); Senior Vice President, Invesco Management Group, Inc. (2007-2018); Executive Vice President and Chief Financial Officer, Invesco Inc. (2009-2015); Director, Executive Vice President and Chief Financial Officer, Invesco Canada Ltd. (formerly, Invesco Trimark Ltd.) (2000-2011).

Melanie Zimdars—1976 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	Chief Compliance Officer	Since 2017	Chief Compliance Officer, Invesco Specialized Products, LLC (2018-Present); Chief Compliance Officer, Invesco Capital Management LLC (2017-Present); Chief Compliance Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (2017-Present); formerly, Vice President and Deputy Chief Compliance Officer at ALPS Holding, Inc. (2009-2017); Mutual Fund Treasurer/Chief Financial Officer at Wasatch Advisors, Inc. (2005-2008); Compliance Officer, U.S. Bancorp Fund Services, LLC (2001-2005).

Availability of Additional Information About the Trustees

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request at (800) 983-0903.

*	This is the date each Officer began serving the Trust. Each Officer serves an indefinite term, until his or her successor is elected.

148

Board Considerations Regarding Approval of Investment Advisory Agreement

Board Considerations Regarding Approval of Investment Advisory Agreement for

Invesco Emerging Markets Revenue ETF

Invesco Emerging Markets Ultra Dividend Revenue ETF

Invesco Global ESG Revenue ETF

Invesco Global Revenue ETF

Invesco International Revenue ETF

Invesco International Ultra Dividend Revenue ETF

Invesco Russell 1000® Low Volatility Factor ETF

Invesco Russell 1000® Momentum Factor ETF

Invesco Russell 1000® Quality Factor ETF

Invesco Russell 1000® Size Factor ETF

Invesco Russell 1000® Value Factor ETF

Invesco Russell 1000® Yield Factor ETF

Invesco S&P 500 Revenue ETF

Invesco S&P Financials Revenue ETF

Invesco S&P MidCap 400 Revenue ETF

Invesco S&P SmallCap 600 Revenue ETF

Invesco S&P Ultra Dividend Revenue ETF

At a meeting held on December 12, 2018, the Board of Trustees of the Invesco Exchange-Traded Fund Trust II (the “Trust”), including the Independent Trustees, approved the Investment Advisory Agreement (the “Agreement”) between Invesco Capital Management LLC (the “Adviser”) and the Trust for the funds listed above (each, a “Fund” and collectively, the “Funds”).

The Trustees reviewed information provided by the Adviser describing: (i) the nature, extent and quality of services to be provided, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows, (iv) whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (v) any benefits to be realized by the Adviser from its relationship with each Fund.

The Trustees noted that each Fund was created in connection with the purchase by Invesco Ltd. of OppenheimerFunds, Inc. and its subsidiaries, from Massachusetts Mutual Life Insurance Company (the “Transaction”) and that each Fund was structured substantially similar to a corresponding Oppenheimer ETF, including the unitary advisory fee, that would be reorganized into the Fund in connection with the Transaction.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, information describing the Adviser’s current organization and staffing, including operational support that would be provided by the Adviser’s parent organization, Invesco Ltd., and the background and experience of the persons who will be responsible for the day-to-day management of the Funds, and they considered the quality of services provided by the Adviser to other exchange-traded funds (“ETFs”). The Trustees also reviewed information related to the Adviser’s portfolio transaction policies and procedures, as well as reports on the correlation and tracking error between the underlying indexes and the performance of other ETFs for which the Adviser serves as investment adviser.

The Trustees also considered the services to be provided by the Adviser in its oversight of the Funds’ administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function for the other ETFs and that was expected to be provided for each Fund.

The Trustees also considered information provided by the Adviser regarding the resources added in recent years to maintain and enhance the services provided to the Funds and all other Invesco ETFs.

Based on their review, the Trustees concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Agreement were expected to be appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. (“Lipper”) databases on the median net expense ratios of comparable passive ETFs, open-end (non-ETF) index funds and open-end (non-ETF) actively managed funds. The Trustees noted that the fee data provided by the Adviser included only one open-end index fund peer for Invesco S&P Financials Revenue ETF. The Trustees also considered fee and expense data on Adviser-identified selected peers for each Fund other than Invesco Russell 1000® Momentum Factor ETF. The Trustees noted that the fee data provided by the Adviser included one Adviser-identified selected peer for Invesco Russell 1000® Low Volatility Factor ETF, Invesco Russell 1000® Quality Factor ETF, Invesco Russell 1000® Size Factor ETF and Invesco Russell 1000® Value Factor ETF and two Adviser-identified selected peers for Invesco S&P 500 Revenue ETF and Invesco S&P SmallCap 600 Revenue ETF.

149

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other expenses of each Fund except for the fee payment under the Agreement, payments under the Fund’s 12b-1 plan, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the median net expense ratio of its peer groups and select peer group, as applicable, as shown below:

Fund	ETF Peer Group (Number of Peers)[1]	Open-End Index Fund Peer Group (Number of Peers)[2]	Open-End Active Fund Peer Group (Number of Peers)	Select Peer Group (Number of Peers)[3]
Invesco Emerging Markets Revenue ETF	Lower than median (57)	Higher than median (10)	Lower than median (209)	Lower than median (3)
Invesco Emerging Markets Ultra Dividend Revenue ETF	Lower than median (44)	Higher than median (3)	Lower than median (20)	Lower than median (4)
Invesco Global ESG Revenue ETF	N/A	N/A	Lower than median (38)	Lower than median (3)
Invesco Global Revenue ETF	N/A	N/A	Lower than median (38)	Lower than median (3)
Invesco International Revenue ETF	Lower than median (8)	Lower than median (5)	Lower than median (41)	Lower than median (3)
Invesco International Ultra Dividend Revenue ETF	Lower than median (44)	Higher than median (3)	Lower than median (20)	Lower than median (4)
Invesco Russell 1000® Low Volatility Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (1)
Invesco Russell 1000® Momentum Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	N/A
Invesco Russell 1000® Quality Factor ETF	Higher than median (14)	Lower than median (15)	Lower than median (155)	Lower than median (1)
Invesco Russell 1000® Size Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (1)
Invesco Russell 1000® Value Factor ETF	Higher than median (12)	Lower than median (10)	Lower than median (105)	Lower than median (1)
Invesco Russell 1000® Yield Factor ETF	Lower than median (36)	Lower than median (24)	Lower than median (182)	Lower than median (3)
Invesco S&P 500 Revenue ETF	Higher than median (12)	Lower than median (10)	Lower than median (105)	Higher than median (2)
Invesco S&P Financials Revenue ETF	Higher than median (19)	Higher than median (1)	Lower than median (22)	Lower than median (3)
Invesco S&P MidCap 400 Revenue ETF	Higher than median (32)	Higher than median (31)	Lower than median (257)	Higher than median (4)
Invesco S&P SmallCap 600 Revenue ETF	Higher than median (14)	Lower than median (10)	Lower than median (81)	Lower than median (2)
Invesco S&P Ultra Dividend Revenue ETF	Higher than median (29)	Lower than median (4)	Lower than median (131)	Lower than median (4)

[1]	The information provided by the Adviser indicated that certain Funds did not have any comparable ETF peers. Those Funds have been designated with an “N/A” for not available.
[2]	The information provided by the Adviser indicated that certain Funds did not have any comparable open-end index fund peers. Those Funds have been designated with an “N/A” for not available.
[3]	The information provided by the Adviser did not include a select peer group for Invesco Russell 1000® Momentum Factor ETF. The Fund has been designated with an “N/A” for not available.

The Trustees considered each Fund’s proposed unitary advisory fee in light of the administrative, operational and management oversight services to be provided by the Adviser. The Board concluded that the unitary advisory fee to be charged to each Fund is reasonable and appropriate in light of the services expected to be provided by the Adviser.

150

Board Considerations Regarding Approval of Investment Advisory Agreement (continued)

In conjunction with their review of the unitary advisory fee, the Trustees considered that the Adviser did not provide a profitability analysis for the Adviser in managing the Funds because the Funds had not yet commenced operations. However, the Trustees noted other information the Board received at its April 2018 meeting on the Adviser’s overall profitability from its relationship with other ETFs for which it serves as investment adviser.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but that a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees considered whether the proposed unitary advisory fee rate for each Fund is reasonable in relation to the proposed services and product strategy of each Fund, and they concluded that the unitary advisory fee was reasonable and appropriate.

Fall-Out Benefits. The Trustees noted that the Adviser had not identified any further benefits that it would derive from its relationships with each Fund, and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the Agreement for each Fund. No single factor was determinative in the Board’s analysis.

151

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	O-REV-AR-1	invesco.com/ETFs

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics that applies to the Registrant’s principal executive officer and principal financial officer. This Code is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended June 30, 2019.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has four “audit committee financial experts” serving on its audit committee (the “Audit Committee”): Mr. Marc M. Kole, Ms. Joanne Pace, Mr. Gary R. Wicker and Mr. Donald H. Wilson. Each of these Audit Committee members is “independent,” meaning that he is not an “interested person” of the Registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) and he or she does not accept any consulting, advisory, or other compensatory fee from the Registrant (except in his or her capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that person has any greater duties, obligations, or liability than those imposed on a person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the series of the Registrant with a fiscal year-end of June 30, 2019 (each a “Fund”) aggregate fees for services rendered to these Funds as shown in the following table. Each Fund is newly organized and was created, respectively, for the purpose of acquiring the assets and liabilities of a corresponding predecessor fund (each, a “Reorganization”). Each Reorganization was consummated after the close of business on May 24, 2019, prior to which each Fund had not yet commenced operations. Accordingly, the information shown in the following table has been provided for the period since each Fund’s commencement of operations. The Audit Committee pre-approved all audit and non-audit services provided to the Funds.

Fees Billed by PwC for Services Rendered to the Funds for fiscal year-end of 2019
Audit Fees	$227,340
Audit-Related Fees	$0
Tax Fees(1)	$119,000
All Other Fees	$0

Total Fees	$346,340

(1)	Tax Fees for the fiscal year ended June 30, 2019 include fees billed for reviewing tax returns, 2018 excise tax returns and excise tax distributions calculations.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Capital Management LLC (“Invesco” or “Adviser”), each Fund’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to each Fund (“Affiliates”), aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the period since each Fund’s commencement of operations as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$690,000
Tax Fees	$0
All Other Fees	$0

Total Fees	$690,000

(1)	Audit-Related Fees for the year end 2019 include fees billed related to reviewing controls at a service organization.

(e)(1) Audit Committee Pre Approval Policies and Procedures

Pre-Approval of Audit and Non-Audit Services Policies and Procedures

As Adopted by the Audit Committee of the Invesco ETFs

Applicable to	Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust (collectively the “Funds”)

Risk Addressed by Policy	Approval of Audit and Non-Audit Services

Relevant Law and Other Sources	Sarbanes-Oxley Act of 2002; Regulation S-X.

Last Reviewed by Compliance for Accuracy	June 15, 2018

Approved/Adopted Date	June 2009

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committee of the Funds’ (the “Audit Committee”) Board of Trustees (the “Board”) is responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committee pre-approves the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”) or require the specific pre-approval of the Audit Committee (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committee before payment is made. The Audit Committee will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committee will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee. The term of any general pre-approval runs from the date of such pre-approval through June 30th of the following year, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committee in fulfilling its responsibilities.

Delegation

The Chairman of the Audit Committee (or, in his or her absence, any member of the Audit Committee) may grant specific pre-approval for non-prohibited services. All such delegated pre-approvals shall be presented to the Audit Committee no later than the next Audit Committee meeting.

Audit Services

The annual Audit services engagement terms will be subject to specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committee may grant either general or specific pre-approval of other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committee may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committee believes that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committee’s general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; and assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committee pre-approval of permissible Tax services, the Auditor shall:

1. Describe in writing to the Audit Committee, which writing may be in the form of the proposed engagement letter:

a.

The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.

Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2. Discuss with the Audit Committee the potential effects of the services on the independence of the Auditor; and

3. Document the substance of its discussion with the Audit Committee.

All Other Auditor Services

The Audit Committee may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committee at the quarterly Audit Committee meeting and will require specific approval by the Audit Committee before payment is made. The Audit Committee will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

On an annual basis, the Auditor will submit to the Audit Committee for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committee will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committee.

Each request to provide services that require specific approval by the Audit Committee shall be submitted to the Audit Committee jointly by the Funds’ Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the pre-approval policies and procedures and the SEC Rules.

Each request to provide Tax services under either the general or specific pre-approval of the Audit Committee will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committee the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committee for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committee has designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committee on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management will immediately report to the Chairman of the Audit Committee any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management.

Adopted:      June 26, 2009

Amended:    June 15, 2018

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

(e)(2)	There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

In addition to the amounts shown in the tables above, PwC billed Invesco and Affiliates aggregate fees of $3,213,000 for the fiscal year ended June 30, 2019 for non-audit services not required to be pre-approved by the Registrant’s Audit Committee. In total, PwC billed the Registrant, Invesco and Affiliates aggregate non-audit fees of $4,022,000 for the fiscal year ended 2019.

(h)

With respect to the non-audit services above billed to Invesco and Affiliates that were not required to be pre-approved by the Registrant’s Audit Committee, the Audit Committee received information from PwC about such services, including by way of comparison, that PwC provided audit services to entities within the Investment Company Complex, as defined by Rule 2-01(f)(14) of Regulation S-X, of approximately $34 million and non-audit services of approximately $19 million for the fiscal year ended 2019. The Audit Committee considered this information in evaluating PwC’s independence.

PwC informed the Audit Committee that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments become effective and supersede the no-action letter on October 3, 2019, 90 days after publication in the Federal Register.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its Adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter or the Amendments, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC auditor independence rules. PwC advised the Audit Committee that two PwC Managers, a PwC Senior Manager and a PwC Partner each held financial interests either directly or, in the case of the PwC Partner, indirectly through her spouse’s equivalent brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investments, the individuals were not in the chain of command of the audit or the audit partners of Invesco or the affiliates of the Registrant, the services each individual provided were not relied upon by the audit engagement team with respect to the audit of the Registrant or its affiliates, or in the case of the PwC Partner, the individual did not provide any audit services to the Registrant or its affiliates and the investments were not material to the net worth of each individual or their respective immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by these matters as they relate to the audit of the Registrant.

On May 24, 2019, certain investment advisor subsidiaries of Invesco Ltd. assumed management responsibility from Oppenheimer Funds, Inc. (“OFI”) for 83 open-end mutual funds and 20 exchange-traded funds (collectively, the “Oppenheimer Funds”). Assumption of management responsibility for the Oppenheimer Funds was accomplished through the reorganization of each Oppenheimer Fund into a new Invesco shell fund (collectively, the “New Invesco Funds”) that did not have pre-existing assets (together, the “Reorganizations”). The Reorganizations were part of the acquisition by Invesco Ltd. (together with its subsidiaries, “Invesco”) of the asset management business of OFI (including the Oppenheimer Funds) from Massachusetts Mutual Life Insurance Company (“MassMutual”), which was also consummated on May 24, 2019 (the “Acquisition”). Subsequent to the Acquisition, MassMutual became a significant shareholder of Invesco, and the Invesco Ltd. board of directors expanded by one director with the addition of a director selected by MassMutual.

Prior to the consummation of the Acquisition and the Reorganizations on May 24, 2019, PwC completed an independence assessment to evaluate the services and relationships with OFI and its affiliates, which became affiliates of Invesco upon the closing of the Acquisition. The assessment identified the following relationship and services that are inconsistent with the auditor independence rules under Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. A retired PwC partner who receives a benefit from PwC that is not fully funded served as a member of Audit Committee of the Boards of Trustees of certain Oppenheimer Funds prior to the Acquisition (the “Pre-Reorganization Relationship”). Additionally, PwC provided certain non-audit services, including expert legal services to one Oppenheimer Fund, custody of client assets in connection with payroll services, a non-audit service performed pursuant to a success-based fee, non-audit services in which PwC acted as an advocate on behalf of a MassMutual foreign affiliate and certain employee activities undertaken in connection with the provision of non-audit services for MassMutual and certain MassMutual foreign affiliates (collectively, the “Pre-Reorganization Services”).

PwC and the Audit Committees of the New Invesco Funds each considered the impact that the Pre-Reorganization Relationship and Services have on PwC’s independence with respect to the New Invesco Funds. On the basis of the nature of the relationship and services performed, and in particular the mitigating factors described below, PwC concluded that a reasonable investor, possessing knowledge of all the relevant facts and circumstances regarding the Pre-Reorganization Relationship and Services, would conclude that the Pre-Reorganization Relationship and Services do not impair PwC’s ability to exhibit the requisite objectivity and impartiality to report on the financial statements of the New Invesco Funds for the years ending May 31, 2019 – April 30, 2020 (“PwC’s Conclusion”).

The Audit Committees of the Boards of Trustees of the New Invesco Funds, based upon PwC’s Conclusion and the concurrence of Invesco, considered the relevant facts and circumstances, including the mitigating factors described below, and after careful consideration, concluded that PwC is capable of exercising objective and impartial judgment in connection with its audits of the financial statements of the New Invesco Funds that the respective Boards of Trustees oversee.

Mitigating factors that PwC and the Audit Committees considered in reaching their respective conclusions included, among others, the following factors:

•	none of the Pre-Reorganization Relationship or Services created a mutuality of interest between PwC and the New Invesco Funds;

•	PwC will not act in a management or employee capacity for the New Invesco Funds or their affiliates during any portion of PwC’s professional engagement period;

•

other than the expert legal services, Pre-Reorganization Services that have been provided to OFI, MassMutual and their affiliates do not have any impact on the financial statements of the New Invesco Funds;

•

as it relates to the expert legal services, while the service provided by PwC related to litigation involving one Oppenheimer Fund, the impact of the litigation on the Oppenheimer Fund’s financial statements was based upon OFI’s decision, and OFI management represented that the PwC service was not considered a significant component of its decision;

•

while certain employees of OFI who were involved in the financial reporting process of the Oppenheimer Funds will be employed by Invesco subsequent to the Reorganizations, existing officers of other Invesco Funds will serve as Principal Executive Officer and Principal Financial Officer or equivalent roles for the New Invesco Funds, and are ultimately responsible for the accuracy of all financial statement assertions for the entirety of the financial reporting periods for the New Invesco Funds;

•

the Pre-Reorganization Services giving rise to the lack of independence were provided to, or entered into with, OFI, MassMutual and their affiliates at a time when PwC had no independence restriction with respect to these entities;

•	with the exception of the expert legal service provided to one Oppenheimer Fund, none of the Pre-Reorganization Services affected the operations or financial reporting of the New Invesco Funds;

•

the Pre-Reorganization Services provided by PwC to OFI, MassMutual and their affiliates were performed by persons who were not, and will not be, part of the audit engagement team for the New Invesco Funds; and

•	the fees associated with the Pre-Reorganization Services were not material to MassMutual, Invesco or PwC.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists solely of independent trustees. The Audit Committee members are: Marc M. Kole, Joanne Pace, Gary R. Wicker, and Donald H. Wilson.

(b)	Not applicable

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Board that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Registrant’s Independent Public Accountant

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Invesco Exchange-Traded Fund Trust II

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel E. Draper
Name:	Daniel E. Draper
Title:	President

Date:	September 6, 2019

By:	/s/ Kelli Gallegos
Name:	Kelli Gallegos
Title:	Treasurer

Date:	September 6, 2019